UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Mutual Funds (69.1%)	Value
Equity Mutual Funds (67.7%)
788,886	Thrivent Real Estate Securities Portfolio	$10,977,741
3,498,692	Thrivent Partner Small Cap Growth Portfolio[a]	38,488,764
875,180	Thrivent Partner Small Cap Value Portfolio	14,596,689
1,925,833	Thrivent Small Cap Stock Portfolio	20,677,481
4,139,677	Thrivent Mid Cap Growth Portfolio IIa	38,394,675
1,645,039	Thrivent Partner Mid Cap Value Portfolio	19,583,033
3,194,175	Thrivent Mid Cap Stock Portfolio	33,857,299
2,252,515	Thrivent Partner Worldwide Allocation Portfolio	18,834,626
7,071,114	Thrivent Partner International Stock Portfolio	71,731,502
3,198,155	Thrivent Large Cap Growth Portfolio II	22,047,118
2,648,795	Thrivent Large Cap Value Portfolio	25,720,595
4,691,192	Thrivent Large Cap Stock Portfolio	36,047,591
522,428	Thrivent Equity Income Plus Portfolio	4,364,935

	Total Equity Mutual Funds	355,322,049

Fixed Income Mutual Funds (1.4%)
1,532,357	Thrivent High Yield Portfolio	7,257,090

	Total Fixed Income Mutual Funds	7,257,090

	Total Mutual Funds (cost $422,297,404)	362,579,139

Shares	Common Stock (21.1%)	Value
Consumer Discretionary (2.9%)
5,663	Autoliv, Inc.	369,964
11,950	Carnival Corporation	456,609
70,798	Chico’s FAS, Inc.	744,795
38,759	Cooper Tire & Rubber Company	760,839
24,940	Dana Holding Corporation[a]	307,261
5,501	Dollar Tree, Inc.[a]	268,229
54,307	Domino’s Pizza, Inc.[a]	717,939
12,500	Expedia, Inc.	352,625
55,200	Foot Locker, Inc.	802,056
37,900	Ford Motor Company[a]	463,896
17,732	Kohl’s Corporation[a]	934,122
33,900	Lowe’s Companies, Inc.	755,631
21,386	Macy’s, Inc.	493,803
1,200	Netflix, Inc.[a]	194,592
8,620	Omnicom Group, Inc.	340,318
3,082	Panera Bread Company[a]	273,096
52,400	Pier 1 Imports, Inc.[a]	429,156
17,800	Starbucks Corporation	455,324
8,130	Target Corporation	434,467
6,100	Time Warner Cable, Inc.	329,339
11,300	TJX Companies, Inc.	504,319
13,500	Urban Outfitters, Inc.[a]	424,440
40,803	Walt Disney Company	1,350,987
16,300	Warnaco Group, Inc.[a]	833,419
40,719	Warner Music Group
	Corporation[a]	183,235
30,500	Williams-Sonoma, Inc.	966,850

Shares	Common Stock (21.1%)	Value
Consumer Discretionary (2.9%) - continued
19,500	WMS Industries, Inc.[a]	$742,365

	Total Consumer Discretionary	14,889,676

Consumer Staples (1.0%)
24,071	Avon Products, Inc.	772,920
7,864	Flowers Foods, Inc.	195,342
13,900	Herbalife, Ltd.	838,865
24,740	Kraft Foods, Inc.	763,477
12,555	PepsiCo, Inc.	834,154
19,501	Philip Morris International, Inc.	1,092,446
5,483	TreeHouse Foods, Inc.[a]	252,766
11,000	Wal-Mart Stores, Inc.	588,720

	Total Consumer Staples	5,338,690

Energy (2.2%)
3,991	Alpha Natural Resources, Inc.[a]	164,230
5,710	Apache Corporation	558,209
34,000	Arch Coal, Inc.	908,140
12,340	Baker Hughes, Inc.	525,684
11,290	Chevron Corporation	915,054
42,100	Complete Production Services, Inc.[a]	860,945
16,100	Dresser-Rand Group, Inc.[a]	593,929
15,370	ENSCO International plc ADR	687,500
32,941	Forest Oil Corporation[a]	978,348
8,400	Halliburton Company	277,788
134,000	International Coal Group, Inc.[a]	712,880
43,300	James River Coal Company[a]	759,049
5,564	National Oilwell Varco, Inc.	247,431
20,070	Occidental Petroleum Corporation	1,571,481
11,452	Schlumberger, Ltd.	705,558
17,550	Ultra Petroleum Corporation[a]	736,749
16,300	Weatherford International, Ltd.[a]	278,730
2,300	Whiting Petroleum Corporation[a]	219,673

	Total Energy	11,701,378

Financials (3.2%)
3,830	ACE, Ltd.	223,098
10,629	Affiliated Managers Group, Inc.[a]	829,168
24,130	American Express Company	1,014,184
8,730	Ameriprise Financial, Inc.	413,191
15,530	Bank of America Corporation	203,598
7,650	Chubb Corporation	435,974
113,490	Citigroup, Inc.[a]	442,611
14,390	Comerica, Inc.	534,589
14,024	Duke Realty Corporation	162,538
23,800	DuPont Fabros Technology, Inc.	598,570
5,200	Endurance Specialty Holdings, Ltd.	206,960
12,090	Equity One, Inc.	204,079
20,882	Fifth Third Bancorp	251,210
5,340	Franklin Resources, Inc.	570,846
2,200	Goldman Sachs Group, Inc.	318,076
3,935	Hanover Insurance Group, Inc.	184,945
12,427	HCC Insurance Holdings, Inc.	324,220
25,300	Healthcare Realty Trust, Inc.	591,767
16,248	Host Hotels & Resorts, Inc.	235,271
7,217	IntercontinentalExchange, Inc.[a]	755,764
21,900	Itau Unibanco Holding SA ADR	529,542
14,043	J.P. Morgan Chase & Company	534,617
26,000	KeyCorp	206,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (21.1%)	Value
Financials (3.2%) - continued
4,931	Lazard, Ltd.	$172,979
9,024	Morgan Stanley	222,712
12,940	Northern Trust Corporation	624,226
84,027	Ocwen Financial Corporation[a]	852,034
15,400	People’s United Financial, Inc.	201,586
17,400	Potlatch Corporation	591,600
7,890	Principal Financial Group, Inc.	204,509
20,700	SVB Financial Group[a]	876,024
51,000	Texas Capital Bancshares, Inc.[a]	880,770
24,500	U.S. Bancorp	529,690
3,060	Vanguard REIT ETF	159,365
11,786	W.R. Berkley Corporation	319,047
10,350	Wells Fargo & Company	260,096
50,500	Zions Bancorporation	1,078,680

	Total Financials	16,745,096

Health Care (2.9%)
24,750	Abbott Laboratories	1,292,940
2,800	Alexion Pharmaceuticals, Inc.[a]	180,208
36,900	Align Technology, Inc.[a]	722,502
2,200	Allergan, Inc.	146,366
4,300	Biogen Idec, Inc.[a]	241,316
6,808	C.R. Bard, Inc.	554,375
14,895	Celgene Corporation[a]	858,101
30,306	Community Health Systems, Inc.[a]	938,577
17,100	Covance, Inc.[a]	800,109
10,274	Coventry Health Care, Inc.[a]	221,199
8,240	Covidien, Ltd.	331,166
9,800	Hospira, Inc.[a]	558,698
3,720	Johnson & Johnson	230,491
109,124	King Pharmaceuticals, Inc.[a]	1,086,875
10,322	Medco Health Solutions, Inc.[a]	537,363
8,280	Novartis AG ADR	477,508
30,150	NuVasive, Inc.[a]	1,059,471
8,800	Omnicare, Inc.	210,144
13,600	Teva Pharmaceutical Industries, Ltd. ADR	717,400
23,273	Thermo Fisher Scientific, Inc.[a]	1,114,311
14,100	United Therapeutics Corporation[a]	789,741
24,328	UnitedHealth Group, Inc.	854,156
2,833	Varian Medical Systems, Inc.[a]	171,397
4,274	Vertex Pharmaceuticals, Inc.[a]	147,752
2,400	Waters Corporation[a]	169,872
11,550	Zimmer Holdings, Inc.[a]	604,412

	Total Health Care	15,016,450

Industrials (2.9%)
3,240	3M Company	280,940
1,760	Avery Dennison Corporation	65,331
3,270	Boeing Company	217,586
3,760	Caterpillar, Inc.	295,837
10,285	CSX Corporation	568,966
25,350	Delta Air Lines, Inc.[a]	295,074
22,681	Dover Corporation	1,184,175
3,430	Eaton Corporation	282,941
7,140	Emerson Electric Company	375,992
7,400	FedEx Corporation	632,700
3,200	Flowserve Corporation	350,144
13,710	Fluor Corporation	679,056
21,400	FTI Consulting, Inc.[a]	742,366
18,670	General Electric Company	303,387
5,425	Honeywell International, Inc.	238,374
10,032	Ingersoll-Rand plc	358,243
112,818	Manitowoc Company, Inc.	1,366,226

Shares	Common Stock (21.1%)	Value
Industrials (2.9%) - continued
3,500	Manpower, Inc.	$182,700
13,570	Norfolk Southern Corporation	807,551
31,650	Old Dominion Freight Line, Inc.[a]	804,543
45,625	Oshkosh Corporation[a]	1,254,687
3,228	Parker Hannifin Corporation	226,154
34,500	Shaw Group, Inc.[a]	1,157,820
7,250	Siemens AG ADR	764,150
6,420	Spirit Aerosystems Holdings, Inc.[a]	127,951
3,475	SPX Corporation	219,898
20,780	Teledyne Technologies, Inc.[a]	827,460
5,720	Textron, Inc.	117,603
5,600	Tyco International, Ltd.	205,688
3,498	United Technologies Corporation	249,163
7,447	Werner Enterprises, Inc.	152,589

	Total Industrials	15,335,295

Information Technology (4.7%)
10,623	Adobe Systems, Inc.[a]	277,791
22,900	ADTRAN, Inc.	808,370
9,738	Apple, Inc.[a]	2,763,158
129,359	Atmel Corporation[a]	1,029,698
50,709	Cisco Systems, Inc.[a]	1,110,527
6,000	Cognizant Technology Solutions Corporation[a]	386,820
27,900	CommVault Systems, Inc.[a]	726,237
124,602	Compuware Corporation[a]	1,062,855
7,274	eBay, Inc.[a]	177,486
44,900	EMC Corporation[a]	911,919
100	Equinix, Inc.[a]	10,235
1,679	F5 Networks, Inc.[a]	174,297
2,649	Google, Inc.[a]	1,392,818
9,000	Hewlett-Packard Company	378,630
19,100	Informatica Corporation[a]	733,631
14,541	Intel Corporation	279,623
3,263	International Business Machines Corporation	437,699
15,200	JDS Uniphase Corporation[a]	188,328
28,410	Juniper Networks, Inc.[a]	862,243
4,200	Lam Research Corporation[a]	175,770
29,600	Marvell Technology Group, Ltd.[a]	518,296
2,150	MasterCard, Inc.	481,600
59,150	Microsoft Corporation	1,448,584
67,400	Monster Worldwide, Inc.[a]	873,504
33,847	Oracle Corporation	908,792
23,000	Plantronics, Inc.	776,940
27,761	Polycom, Inc.[a]	757,320
8,600	QUALCOMM, Inc.	388,032
97,202	Teradyne, Inc.[a]	1,082,830
58,623	TIBCO Software, Inc.[a]	1,039,972
10,496	Tyco Electronics, Ltd.	306,693
15,800	ValueClick, Inc.[a]	206,664
6,900	VeriFone Systems, Inc.[a]	214,383
8,750	Visa, Inc.	649,775
46,950	Xerox Corporation	485,932
30,146	Xilinx, Inc.	802,185

	Total Information Technology	24,829,637

Materials (0.5%)
4,688	Albemarle Corporation	219,445
4,330	Allegheny Technologies, Inc.	201,128
1,700	CF Industries Holdings, Inc.	162,350
2,300	Cliffs Natural Resources, Inc.	147,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (21.1%)	Value
Materials (0.5%) - continued
18,559	E.I. du Pont de Nemours and Company	$828,103
5,212	Freeport-McMoRan Copper & Gold, Inc.	445,053
6,966	Silgan Holdings, Inc.	220,822
14,870	Steel Dynamics, Inc.	209,816
11,200	Temple-Inland, Inc.	208,992

	Total Materials	2,642,725

Telecommunications Services (0.2%)
11,700	AT&T, Inc.	334,620
5,010	Telephone and Data Systems, Inc.	164,328
17,630	Verizon Communications, Inc.	574,562

	Total Telecommunications Services	1,073,510

Utilities (0.6%)
4,373	Alliant Energy Corporation	158,958
18,440	American Electric Power Company, Inc.	668,081
11,300	CMS Energy Corporation	203,626
6,080	Duke Energy Corporation	107,677
15,288	NV Energy, Inc.	201,037
7,977	Portland General Electric Company	161,774
21,679	Southwest Gas Corporation	728,198
32,575	UGI Corporation	931,971
4,720	Xcel Energy, Inc.	108,418

	Total Utilities	3,269,740

	Total Common Stock (cost $105,065,030)	110,842,197

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Trust
$1,000,000	5.461%, 10/25/2036	757,304
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	464,066

	Total Asset-Backed Securities	1,221,370

Basic Materials (0.2%)
	Arch Coal, Inc.
130,000	8.750%, 8/1/2016	143,325
	CF Industries, Inc.
130,000	7.125%, 5/1/2020	142,188
	CONSOL Energy, Inc.
130,000	8.000%, 4/1/2017[b]	140,725
	FMG Finance, Pty., Ltd.
110,000	10.625%, 9/1/2016[b]	135,437
	Georgia-Pacific Corporation
130,000	8.000%, 1/15/2024	145,925
	Lyondell Chemical Company
120,000	11.000%, 5/1/2018	132,750

	Total Basic Materials	840,350

Capital Goods (<0.1%)
	Case New Holland, Inc.
120,000	7.875%, 12/1/2017[b]	130,350

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Capital Goods (<0.1%) - continued
	Owens-Illinois, Inc.
$130,000	7.800%, 5/15/2018	$139,425

	Total Capital Goods	269,775

Collateralized Mortgage Obligations (0.1%)
	Sequoia Mortgage Trust
181,491	5.588%, 9/20/2046	65,517
	WaMu Mortgage Pass Through Certificates
232,406	5.864%, 9/25/2036	210,214
327,012	5.988%, 10/25/2036	301,313

	Total Collateralized Mortgage Obligations	577,044

Commercial Mortgage-Backed Securities (0.1%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
203,281	3.342%, 12/25/2019	214,518
	Government National Mortgage Association
204,571	2.164%, 3/16/2033	208,481
203,144	3.214%, 1/16/2040	213,294

	Total Commercial Mortgage-Backed Securities	636,293

Communications Services (0.2%)
	CCO Holdings, LLC
95,000	7.250%, 10/30/2017[b]	96,306
	Cincinnati Bell, Inc.
130,000	8.250%, 10/15/2017	131,300
	Clear Channel Worldwide Holdings, Inc.
70,000	9.250%, 12/15/2017	74,725
	Intelsat Jackson Holdings, Ltd.
70,000	8.500%, 11/1/2019[b]	75,950
	MetroPCS Wireless, Inc.
90,000	7.875%, 9/1/2018	92,700
	New Communications Holdings, Inc.
70,000	8.250%, 4/15/2017	76,563
	Qwest Communications International, Inc.
140,000	7.500%, 2/15/2014	142,800
	Virgin Media Finance plc
130,000	8.375%, 10/15/2019	142,675

	Total Communications Services	833,019

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
90,000	8.250%, 8/15/2020	94,725
	KB Home
71,000	6.250%, 6/15/2015	67,805
	Macy’s Retail Holdings, Inc.
110,000	8.375%, 7/15/2015	125,950
	MGM Resorts International
110,000	11.125%, 11/15/2017	125,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Consumer Cyclical (0.2%) - continued
	Pinnacle Entertainment, Inc.
$130,000	8.625%, 8/1/2017	$137,962
	Royal Caribbean Cruises, Ltd.
140,000	6.875%, 12/1/2013	147,350
	Starwood Hotels & Resorts Worldwide, Inc.
130,000	6.750%, 5/15/2018	139,750
	Toys R Us Property Company I, LLC
120,000	10.750%, 7/15/2017	135,600
	WMG Acquisition Corporation
130,000	9.500%, 6/15/2016	139,100

	Total Consumer Cyclical	1,113,505

Consumer Non-Cyclical (0.1%)
	Biomet, Inc.
80,000	10.375%, 10/15/2017	88,800
	HCA, Inc.
130,000	9.625%, 11/15/2016	141,050
	JBS USA, LLC/JBS USA Finance, Inc.
120,000	11.625%, 5/1/2014	138,600

	Total Consumer Non-Cyclical	368,450

Energy (0.1%)
	Linn Energy, LLC
130,000	7.750%, 2/1/2021[b]	131,137
	Petrohawk Energy Corporation
130,000	7.875%, 6/1/2015	136,175
	Pioneer Natural Resources Company
70,000	7.500%, 1/15/2020	77,028
	Plains Exploration & Production Company
130,000	7.625%, 6/1/2018	136,500

	Total Energy	480,840

Financials (0.4%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[b]	217,922
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[b]	227,433
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[b]	213,301
	CIE Financement Foncier
225,000	2.125%, 4/22/2013[b]	229,079
	CIT Group, Inc.
71,075	7.000%, 5/1/2017	69,565
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[b]	231,265
	GMAC, Inc.
130,000	8.300%, 2/12/2015[b]	141,700
	Icahn Enterprises, LP
70,000	8.000%, 1/15/2018	70,350
	International Bank for Reconstruction & Development
210,000	2.375%, 5/26/2015	219,794
	International Lease Finance Corporation
130,000	5.400%, 2/15/2012	130,650
	Royal Bank of Canada
160,000	3.125%, 4/14/2015[b]	169,194

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Financials (0.4%) - continued
	Toronto-Dominion Bank
$205,000	2.200%, 7/29/2015[b]	$207,749

	Total Financials	2,128,002

Foreign Government (0.1%)
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[b]	236,522
	Kreditanstalt fuer Wiederaufbau
55,000	1.250%, 6/15/2012	55,729

	Total Foreign Government	292,251

Mortgage-Backed Securities (0.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
450,000	4.000%, 10/1/2025[c]	469,687
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
800,000	6.000%, 10/1/2040[c]	857,625
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
800,000	4.500%, 10/1/2040[c,d]	833,000

	Total Mortgage-Backed Securities	2,160,312

Technology (<0.1%)
	Freescale Semiconductor, Inc.
130,000	9.250%, 4/15/2018[b]	135,200

	Total Technology	135,200

Transportation (<0.1%)
	Delta Air Lines, Inc.
140,000	9.500%, 9/15/2014[b]	151,900

	Total Transportation	151,900

U.S. Government and Agencies (4.3%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2012[b]	84,228
85,000	Zero Coupon, 1/7/2014[b]	81,594
	Federal Agricultural Mortgage Corporation
210,000	2.125%, 9/15/2015	212,644
	Federal Home Loan Banks
860,000	5.375%, 5/18/2016	1,026,528
1,300,000	5.000%, 11/17/2017	1,539,916
	Federal Home Loan Mortgage Corporation
1,300,000	1.125%, 7/27/2012	1,315,077
400,000	2.500%, 1/7/2014	419,790
580,000	4.875%, 6/13/2018	681,411
300,000	3.750%, 3/27/2019	326,206
	Federal National Mortgage Association
715,000	2.000%, 4/15/2013	720,038
255,000	4.375%, 10/15/2015	289,213
210,000	6.250%, 5/15/2029	274,522
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	191,504
	U.S. Treasury Bonds
300,000	4.625%, 2/15/2040	350,531

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.4%)	Value
U.S. Government and Agencies (4.3%) - continued
	U.S. Treasury Bonds, TIPS
$55,476	2.125%, 2/15/2040	$61,990
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[e]	1,502,461
550,000	1.125%, 6/15/2013	557,821
1,425,000	1.750%, 1/31/2014	1,471,535
2,150,000	2.500%, 4/30/2015	2,279,335
465,000	1.875%, 6/30/2015	479,168
625,000	2.625%, 2/29/2016	664,209
1,500,000	3.250%, 3/31/2017	1,635,938
1,300,000	3.625%, 2/15/2020	1,425,836
1,415,000	3.500%, 5/15/2020	1,535,940
420,000	7.625%, 2/15/2025	644,766
550,000	4.375%, 5/15/2040	617,722
	U.S. Treasury Notes, TIPS
257,834	3.375%, 1/15/2012	270,000
304,272	0.625%, 4/15/2013	312,425
348,061	2.000%, 1/15/2014	373,296
251,183	1.625%, 1/15/2015	268,432
232,095	2.500%, 7/15/2016	262,847
315,564	2.625%, 7/15/2017	363,836
252,037	1.375%, 1/15/2020	267,849
63,611	2.375%, 1/15/2025	73,148

	Total U.S. Government and Agencies	22,581,756

Utilities (<0.1%)
	El Paso Corporation
130,000	7.000%, 6/15/2017	138,043
	NRG Energy, Inc.
130,000	7.375%, 2/1/2016	133,737

	Total Utilities	271,780

	Total Long-Term Fixed Income (cost $32,222,604)	34,061,847

Principal Amount	Short-Term Investments (3.6%)[f]	Value
	Ciesco, LP
8,520,000	0.190%, 10/1/2010	8,520,000
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.130%, 10/26/2010	4,999,548
	Federal National Mortgage Association Discount Notes
1,950,000	0.200%, 10/18/2010[e]	1,949,818
	Nieuw Amsterdam Receivables Corporation
3,300,000	0.220%, 10/1/2010	3,300,000

	Total Short-Term Investments (at amortized cost)	18,769,366

	Total Investments (cost $578,354,404) 100.2%	$526,252,549

	Other Assets and Liabilities, Net (0.2%)	(1,297,960)

	Total Net Assets 100.0%	$524,954,589
a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $3,036,992 or 0.6% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security was earmarked to cover written options.
e	At September 30, 2010, $3,452,279 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,210,915
Gross unrealized depreciation	(77,312,770)

Net unrealized appreciation (depreciation)	$(52,101,855)

Cost for federal income tax purposes	$578,354,404

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Aggressive Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	355,322,049	355,322,049	–	–
Fixed Income Mutual Funds	7,257,090	7,257,090	–	–
Common Stock
Consumer Discretionary	14,889,676	14,889,676	–	–
Consumer Staples	5,338,690	5,338,690	–	–
Energy	11,701,378	11,701,378	–	–
Financials	16,745,096	16,745,096	–	–
Health Care	15,016,450	15,016,450	–	–
Industrials	15,335,295	15,335,295	–	–
Information Technology	24,829,637	24,829,637	–	–
Materials	2,642,725	2,642,725	–	–
Telecommunications Services	1,073,510	1,073,510	–	–
Utilities	3,269,740	3,269,740	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,221,370	–	1,221,370	–
Basic Materials	840,350	–	840,350	–
Capital Goods	269,775	–	269,775	–
Collateralized Mortgage Obligations	577,044	–	577,044	–
Commercial Mortgage-Backed
Securities	636,293	–	636,293	–
Communications Services	833,019	–	833,019	–
Consumer Cyclical	1,113,505	–	1,113,505	–
Consumer Non-Cyclical	368,450	–	368,450	–
Energy	480,840	–	480,840	–
Financials	2,128,002	–	2,128,002	–
Foreign Government	292,251	–	292,251	–
Mortgage-Backed Securities	2,160,312	–	2,160,312	–
Technology	135,200	–	135,200	–
Transportation	151,900	–	151,900	–
U.S. Government and Agencies	22,581,756	–	22,581,756	–
Utilities	271,780	–	271,780	–
Short-Term Investments	18,769,366	–	18,769,366	–

Total	$526,252,549	$473,421,336	$52,831,213	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,035,860	1,035,860	–	–
Call Options Written	1,437	–	–	1,437

Total Asset Derivatives	$1,037,297	$1,035,860	$–	$1,437

Liability Derivatives
Futures Contracts	642,337	642,337	–	–

Total Liability Derivatives	$642,337	$642,337	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive Allocation Portfolio.

Other Financial Instruments	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Asset Derivatives Call Options Written	–	–	–	1,437	–	–	–	1,437

Total	$–	$–	$–	$1,437	$–	$–	$–	$1,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	(101)	December 2010	($6,380,702)	($6,812,449)	($431,747)
S&P 400 Index Mini-Futures	(49)	December 2010	(3,709,900)	(3,920,490)	(210,590)
S&P 500 Index Futures	98	December 2010	26,813,290	27,849,150	1,035,860
Total Futures Contracts					$393,523

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNCL Mortgage Backed Call Option	1	$104 .72	October 2010	($312)	$1,437
Total Call Options Written				($312)	$1,437

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Real Estate Securities	$9,257,711	$188,453	$259,387	788,886	$10,977,741	$–
Partner Small Cap
Growth	35,237,937	502,541	691,698	3,498,692	38,488,764	–
Partner Small Cap Value	13,668,534	219,291	259,387	875,180	14,596,689	30,839
Small Cap Stock	19,713,116	636,436	864,622	1,925,833	20,677,481	8,260
Mid Cap Growth II	34,693,798	815,361	605,235	4,139,677	38,394,675	–
Partner Mid Cap Value	17,809,343	318,378	345,849	1,645,039	19,583,033	67,107
Mid Cap Stock	38,013,558	714,681	7,951,084	3,194,175	33,857,299	23,687
Partner Worldwide
Allocation	8,638,175	9,669,079	612,053	2,252,516	18,834,626	1,179
Partner International
Stock	71,544,054	30,391	857,805	7,071,114	71,731,502	30,391
Large Cap Growth II	26,504,431	1,440,394	4,539,761	3,198,155	22,047,118	29,374
Large Cap Value	25,779,138	634,656	864,622	2,648,795	25,720,595	6,479
Large Cap Stock	36,416,956	508,895	691,698	4,691,192	36,047,591	6,354
Equity Income Plus	4,126,856	4,932	–	522,428	4,364,935	4,932
High Yield	10,041,199	960,403	4,146,861	1,532,357	7,257,090	656,337
Income	15,431,962	409,210	16,285,338	–	–	220,757
Limited Maturity Bond	8,002,838	265,909	8,375,116	–	–	77,456
Total Value and Income Earned	374,879,606				362,579,139	1,163,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Mutual Funds (75.9%)	Value
Equity Mutual Funds (59.7%)
5,066,126	Thrivent Real Estate Securities Portfolio	$70,497,675
5,056,075	Thrivent Partner Small Cap Growth Portfolio[a]	55,621,372
3,563,777	Thrivent Partner Small Cap Value Portfolio	59,438,455
4,528,335	Thrivent Small Cap Stock Portfolio	48,620,280
6,266,321	Thrivent Mid Cap Growth Portfolio IIa	58,118,875
6,349,210	Thrivent Partner Mid Cap Value Portfolio	75,582,900
14,014,861	Thrivent Mid Cap Stock Portfolio	148,553,327
16,257,411	Thrivent Partner Worldwide Allocation Portfolio	135,937,971
19,126,961	Thrivent Partner International Stock Portfolio	194,029,634
20,270,780	Thrivent Large Cap Growth Portfolio II	139,740,673
18,195,481	Thrivent Large Cap Value Portfolio	176,683,583
21,506,659	Thrivent Large Cap Stock Portfolio	165,259,321
2,188,181	Thrivent Equity Income Plus Portfolio	18,282,468

	Total Equity Mutual Funds	1,346,366,534

Fixed Income Mutual Funds (16.2%)
21,759,358	Thrivent High Yield Portfolio	103,050,144
16,832,032	Thrivent Income Portfolio	169,835,205
9,412,613	Thrivent Limited Maturity Bond Portfolio	92,675,651

	Total Fixed Income Mutual Funds	365,561,000

	Total Mutual Funds (cost $1,914,516,944)	1,711,927,534

Shares	Common Stock (10.9%)	Value
Consumer Discretionary (1.4%)
15,234	Autoliv, Inc.	995,237
25,550	Carnival Corporation	976,265
136,647	Chico’s FAS, Inc.	1,437,526
75,239	Cooper Tire & Rubber Company	1,476,942
62,140	Dana Holding Corporation[a]	765,565
14,755	Dollar Tree, Inc.[a]	719,454
104,847	Domino’s Pizza, Inc.[a]	1,386,077
26,700	Expedia, Inc.	753,207
106,600	Foot Locker, Inc.	1,548,898
81,200	Ford Motor Company[a]	993,888
37,968	Kohl’s Corporation[a]	2,000,154
72,400	Lowe’s Companies, Inc.	1,613,796
54,942	Macy’s, Inc.	1,268,611
3,200	Netflix, Inc.[a]	518,912
22,360	Omnicom Group, Inc.	882,773
8,418	Panera Bread Company[a]	745,919
101,200	Pier 1 Imports, Inc.[a]	828,828
38,200	Starbucks Corporation	977,156
20,250	Target Corporation	1,082,160
15,190	Time Warner Cable, Inc.	820,108
24,300	TJX Companies, Inc.	1,084,509
29,000	Urban Outfitters, Inc.[a]	911,760
92,325	Walt Disney Company	3,056,881
31,500	Warnaco Group, Inc.[a]	1,610,595

Shares	Common Stock (10.9%)	Value
Consumer Discretionary (1.4%) - continued
74,533	Warner Music Group Corporation[a]	$335,399
64,500	Williams-Sonoma, Inc.	2,044,650
37,700	WMS Industries, Inc.[a]	1,435,239

	Total Consumer Discretionary	32,270,509

Consumer Staples (0.5%)
54,210	Avon Products, Inc.	1,740,683
20,804	Flowers Foods, Inc.	516,771
27,000	Herbalife, Ltd.	1,629,450
61,632	Kraft Foods, Inc.	1,901,964
26,986	PepsiCo, Inc.	1,792,950
45,966	Philip Morris International, Inc.	2,575,015
14,755	TreeHouse Foods, Inc.[a]	680,206
23,500	Wal-Mart Stores, Inc.	1,257,720

	Total Consumer Staples	12,094,759

Energy (1.2%)
10,643	Alpha Natural Resources, Inc.[a]	437,959
14,200	Apache Corporation	1,388,192
70,500	Arch Coal, Inc.	1,883,055
30,650	Baker Hughes, Inc.	1,305,690
28,110	Chevron Corporation	2,278,316
81,300	Complete Production Services, Inc.[a]	1,662,585
31,100	Dresser-Rand Group, Inc.[a]	1,147,279
39,080	ENSCO International plc ADR	1,748,048
69,676	Forest Oil Corporation[a]	2,069,377
17,900	Halliburton Company	591,953
258,800	International Coal Group, Inc.[a]	1,376,816
83,600	James River Coal Company[a]	1,465,508
14,738	National Oilwell Varco, Inc.	655,399
44,530	Occidental Petroleum Corporation	3,486,699
24,531	Schlumberger, Ltd.	1,511,355
37,500	Ultra Petroleum Corporation[a]	1,574,250
43,400	Weatherford International, Ltd.[a]	742,140
6,200	Whiting Petroleum Corporation[a]	592,162

	Total Energy	25,916,783

Financials (1.7%)
9,540	ACE, Ltd.	555,705
20,544	Affiliated Managers Group, Inc.[a]	1,602,637
54,310	American Express Company	2,282,649
21,708	Ameriprise Financial, Inc.	1,027,440
38,655	Bank of America Corporation	506,767
19,050	Chubb Corporation	1,085,660
282,810	Citigroup, Inc.[a]	1,102,959
36,730	Comerica, Inc.	1,364,519
37,331	Duke Realty Corporation	432,666
45,900	DuPont Fabros Technology, Inc.	1,154,385
13,800	Endurance Specialty Holdings, Ltd.	549,240
32,106	Equity One, Inc.	541,949
51,907	Fifth Third Bancorp	624,441
11,790	Franklin Resources, Inc.	1,260,351
5,470	Goldman Sachs Group, Inc.	790,853
10,460	Hanover Insurance Group, Inc.	491,620
33,072	HCC Insurance Holdings, Inc.	862,848
48,900	Healthcare Realty Trust, Inc.	1,143,771
43,395	Host Hotels & Resorts, Inc.	628,360
16,238	IntercontinentalExchange, Inc.[a]	1,700,443

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (10.9%)	Value
Financials (1.7%) - continued
46,900	Itau Unibanco Holding SA ADR	$1,134,042
34,949	J.P. Morgan Chase & Company	1,330,508
69,300	KeyCorp	551,628
13,150	Lazard, Ltd.	461,302
22,474	Morgan Stanley	554,658
33,450	Northern Trust Corporation	1,613,628
162,291	Ocwen Financial Corporation[a]	1,645,631
41,000	People’s United Financial, Inc.	536,690
33,478	Potlatch Corporation	1,138,252
19,752	Principal Financial Group, Inc.	511,972
40,100	SVB Financial Group[a]	1,697,032
98,455	Texas Capital Bancshares, Inc.[a]	1,700,318
52,400	U.S. Bancorp	1,132,888
7,620	Vanguard REIT ETF	396,850
31,596	W.R. Berkley Corporation	855,304
25,760	Wells Fargo & Company	647,349
104,900	Zions Bancorporation	2,240,664

	Total Financials	37,857,979

Health Care (1.5%)
54,420	Abbott Laboratories	2,842,901
7,400	Alexion Pharmaceuticals, Inc.[a]	476,264
71,300	Align Technology, Inc.[a]	1,396,054
4,800	Allergan, Inc.	319,344
9,300	Biogen Idec, Inc.[a]	521,916
17,377	C.R. Bard, Inc.	1,415,009
31,924	Celgene Corporation[a]	1,839,142
63,315	Community Health Systems, Inc.[a]	1,960,866
32,900	Covance, Inc.[a]	1,539,391
27,332	Coventry Health Care, Inc.[a]	588,458
20,520	Covidien, Ltd.	824,699
21,100	Hospira, Inc.[a]	1,202,911
9,270	Johnson & Johnson	574,369
224,539	King Pharmaceuticals, Inc.[a]	2,236,409
21,987	Medco Health Solutions, Inc.[a]	1,144,643
20,600	Novartis AG ADR	1,188,002
62,360	NuVasive, Inc.[a]	2,191,330
23,400	Omnicare, Inc.	558,792
29,200	Teva Pharmaceutical Industries, Ltd. ADR	1,540,300
49,897	Thermo Fisher Scientific, Inc.[a]	2,389,068
27,300	United Therapeutics Corporation[a]	1,529,073
58,774	UnitedHealth Group, Inc.	2,063,555
7,554	Varian Medical Systems, Inc.[a]	457,017
11,530	Vertex Pharmaceuticals, Inc.[a]	398,592
6,500	Waters Corporation[a]	460,070
26,140	Zimmer Holdings, Inc.[a]	1,367,906

	Total Health Care	33,026,081

Industrials (1.5%)
8,044	3M Company	697,495
4,310	Avery Dennison Corporation	159,987
8,150	Boeing Company	542,301
9,360	Caterpillar, Inc.	736,445
23,678	CSX Corporation	1,309,867
54,200	Delta Air Lines, Inc.[a]	630,888
48,507	Dover Corporation	2,532,551
8,515	Eaton Corporation	702,402
17,790	Emerson Electric Company	936,821
15,750	FedEx Corporation	1,346,625
8,700	Flowserve Corporation	951,954
30,870	Fluor Corporation	1,528,991
41,300	FTI Consulting, Inc.[a]	1,432,697

Shares	Common Stock (10.9%)	Value
Industrials (1.5%) - continued
46,400	General Electric Company	$754,000
13,482	Honeywell International, Inc.	592,399
24,970	Ingersoll-Rand plc	891,679
235,788	Manitowoc Company, Inc.	2,855,393
9,400	Manpower, Inc.	490,680
31,060	Norfolk Southern Corporation	1,848,381
61,112	Old Dominion Freight Line, Inc.[a]	1,553,467
96,966	Oshkosh Corporation[a]	2,666,565
8,507	Parker Hannifin Corporation	596,000
74,000	Shaw Group, Inc.[a]	2,483,440
15,500	Siemens AG ADR	1,633,700
15,950	Spirit Aerosystems Holdings, Inc.[a]	317,884
9,167	SPX Corporation	580,088
40,070	Teledyne Technologies, Inc.[a]	1,595,587
14,220	Textron, Inc.	292,363
14,900	Tyco International, Ltd.	547,277
8,697	United Technologies Corporation	619,487
19,793	Werner Enterprises, Inc.	405,559

	Total Industrials	34,232,973

Information Technology (2.4%)
22,638	Adobe Systems, Inc.[a]	591,984
44,300	ADTRAN, Inc.	1,563,790
20,905	Apple, Inc.[a]	5,931,794
276,898	Atmel Corporation[a]	2,204,108
108,581	Cisco Systems, Inc.[a]	2,377,924
12,900	Cognizant Technology Solutions Corporation[a]	831,663
54,005	CommVault Systems, Inc.[a]	1,405,750
270,930	Compuware Corporation[a]	2,311,033
19,398	eBay, Inc.[a]	473,311
98,960	EMC Corporation[a]	2,009,878
300	Equinix, Inc.[a]	30,705
4,443	F5 Networks, Inc.[a]	461,228
5,658	Google, Inc.[a]	2,974,920
19,250	Hewlett-Packard Company	809,847
36,900	Informatica Corporation[a]	1,417,329
31,089	Intel Corporation	597,841
8,141	International Business Machines Corporation	1,092,034
40,600	JDS Uniphase Corporation[a]	503,034
64,027	Juniper Networks, Inc.[a]	1,943,219
11,100	Lam Research Corporation[a]	464,535
68,300	Marvell Technology Group, Ltd.[a]	1,195,933
4,700	MasterCard, Inc.	1,052,800
126,450	Microsoft Corporation	3,096,761
130,269	Monster Worldwide, Inc.[a]	1,688,286
76,503	Oracle Corporation	2,054,106
44,481	Plantronics, Inc.	1,502,568
53,586	Polycom, Inc.[a]	1,461,826
18,300	QUALCOMM, Inc.	825,696
212,005	Teradyne, Inc.[a]	2,361,736
127,143	TIBCO Software, Inc.[a]	2,255,517
26,151	Tyco Electronics, Ltd.	764,132
42,000	ValueClick, Inc.[a]	549,360
18,500	VeriFone Systems, Inc.[a]	574,795
18,650	Visa, Inc.	1,384,949
116,970	Xerox Corporation	1,210,639
71,844	Xilinx, Inc.	1,911,769

	Total Information Technology	53,886,800

Materials (0.3%)
12,533	Albemarle Corporation	586,670

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (10.9%)	Value
Materials (0.3%) - continued
10,770	Allegheny Technologies, Inc.	$500,267
4,500	CF Industries Holdings, Inc.	429,750
4,900	Cliffs Natural Resources, Inc.	313,208
46,234	E.I. du Pont de Nemours and Company	2,062,961
11,224	Freeport-McMoRan Copper & Gold, Inc.	958,417
18,510	Silgan Holdings, Inc.	586,767
39,620	Steel Dynamics, Inc.	559,038
29,800	Temple-Inland, Inc.	556,068

	Total Materials	6,553,146

Telecommunications Services (0.1%)
29,120	AT&T, Inc.	832,832
13,460	Telephone and Data Systems, Inc.	441,488
43,870	Verizon Communications, Inc.	1,429,723

	Total Telecommunications Services	2,704,043

Utilities (0.3%)
11,761	Alliant Energy Corporation	427,512
45,930	American Electric Power Company, Inc.	1,664,044
30,000	CMS Energy Corporation	540,600
15,130	Duke Energy Corporation	267,952
40,669	NV Energy, Inc.	534,797
21,206	Portland General Electric Company	430,058
41,878	Southwest Gas Corporation	1,406,682
68,334	UGI Corporation	1,955,036
11,750	Xcel Energy, Inc.	269,898

	Total Utilities	7,496,579

	Total Common Stock (cost $233,505,957)	246,039,652

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Asset-Backed Securities (0.3%)
1,895,733	GSAMP Trust 0.436%, 10/25/2010[b]	1,649,883
3,800,000	J.P. Morgan Mortgage Trust 5.461%, 10/25/2036	2,877,755
1,819,090	Renaissance Home Equity Loan Trust 5.746%, 5/25/2036	1,316,244
1,600,000	6.011%, 5/25/2036	1,142,317

	Total Asset-Backed Securities	6,986,199

Basic Materials (0.1%)
510,000	Arch Coal, Inc. 8.750%, 8/1/2016	562,275
510,000	CF Industries, Inc. 7.125%, 5/1/2020	557,812
510,000	CONSOL Energy, Inc. 8.000%, 4/1/2017[c]	552,075
450,000	FMG Finance, Pty., Ltd. 10.625%, 9/1/2016[c]	554,062
490,000	Georgia-Pacific Corporation 8.000%, 1/15/2024	550,025
490,000	Lyondell Chemical Company 11.000%, 5/1/2018	542,063

	Total Basic Materials	3,318,312

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Capital Goods (0.1%)
$550,000	Case New Holland, Inc. 7.875%, 12/1/2017[c]	$597,438
510,000	Owens-Illinois, Inc. 7.800%, 5/15/2018	546,975

	Total Capital Goods	1,144,413

Collateralized Mortgage Obligations (0.8%)
868,356	Citigroup Mortgage Loan Trust, Inc. 5.500%, 11/25/2035	725,858
2,831,296	Citimortgage Alternative Loan Trust 5.750%, 4/25/2037	2,240,871
545,846	Countrywide Alternative Loan Trust 6.000%, 1/25/2037	381,515
2,152,722	Countrywide Home Loans 5.750%, 4/25/2037	1,796,638
681,655	Deutsche Alt-A Securities, Inc. 5.500%, 10/25/2021	603,069
1,144,227	6.000%, 10/25/2021	942,445
1,987,066	HomeBanc Mortgage Trust 5.950%, 4/25/2037	1,286,075
388,249	J.P. Morgan Mortgage Trust 5.896%, 10/25/2036	351,320
636,801	MASTR Alternative Loans Trust 6.500%, 7/25/2034	656,898
680,869	Merrill Lynch Alternative Note Asset Trust 6.000%, 3/25/2037	533,580
967,951	Sequoia Mortgage Trust 5.588%, 9/20/2046	349,424
845,114	WaMu Mortgage Pass Through Certificates 5.864%, 9/25/2036	764,414
1,602,360	5.988%, 10/25/2036	1,476,437
5,897,067	5.513%, 11/25/2036	5,384,329

	Total Collateralized Mortgage Obligations	17,492,873

Commercial Mortgage-Backed Securities (1.1%)
3,675,000	Banc of America Commercial Mortgage, Inc. 5.837%, 6/10/2049	3,792,453
1,710,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.331%, 2/11/2044	1,759,534
3,900,000	Citigroup/Deutsche Bank Commercial Mortgage 5.322%, 12/11/2049	4,041,976
3,150,000	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates 5.617%, 10/15/2048	3,428,410
461,101	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate 3.342%, 12/25/2019	486,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Commercial Mortgage-Backed Securities (1.1%) - continued
	Government National Mortgage Association
$464,026	2.164%, 3/16/2033	$472,895
460,790	3.214%, 1/16/2040	483,813
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,229,620
	GS Mortgage Securities Corporation II
3,900,000	4.761%, 7/10/2039	4,096,513
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,350,000	5.814%, 6/12/2043	3,647,188

	Total Commercial Mortgage- Backed Securities	23,438,992

Communications Services (0.2%)
	CCO Holdings, LLC
360,000	7.250%, 10/30/2017[c]	364,950
	Cincinnati Bell, Inc.
540,000	8.250%, 10/15/2017	545,400
	Clear Channel Worldwide Holdings, Inc.
590,000	9.250%, 12/15/2017	629,825
	Intelsat Jackson Holdings, Ltd.
605,000	8.500%, 11/1/2019[c]	656,425
	MetroPCS Wireless, Inc.
580,000	7.875%, 9/1/2018	597,400
	New Communications Holdings, Inc.
635,000	8.250%, 4/15/2017	694,531
	Qwest Communications International, Inc.
535,000	7.500%, 2/15/2014	545,700
	Virgin Media Finance plc
510,000	8.375%, 10/15/2019	559,725

	Total Communications Services	4,593,956

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
580,000	8.250%, 8/15/2020	610,450
	KB Home
632,000	6.250%, 6/15/2015	603,560
	Macy’s Retail Holdings, Inc.
450,000	8.375%, 7/15/2015	515,250
	MGM Resorts International
450,000	11.125%, 11/15/2017	512,438
	Pinnacle Entertainment, Inc.
540,000	8.625%, 8/1/2017	573,075
	Royal Caribbean Cruises, Ltd.
530,000	6.875%, 12/1/2013	557,825
	Starwood Hotels & Resorts Worldwide, Inc.
540,000	6.750%, 5/15/2018	580,500
	Toys R Us Property Company I, LLC
450,000	10.750%, 7/15/2017	508,500

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Consumer Cyclical (0.2%) - continued
	WMG Acquisition Corporation
$510,000	9.500%, 6/15/2016	$545,700

	Total Consumer Cyclical	5,007,298

Consumer Non-Cyclical (0.1%)
	Biomet, Inc.
570,000	10.375%, 10/15/2017	632,700
	HCA, Inc.
490,000	9.625%, 11/15/2016	531,650
	JBS USA, LLC/JBS USA Finance, Inc.
450,000	11.625%, 5/1/2014	519,750

	Total Consumer Non-Cyclical	1,684,100

Energy (0.1%)
	Linn Energy, LLC
540,000	7.750%, 2/1/2021[c]	544,725
	Petrohawk Energy Corporation
510,000	7.875%, 6/1/2015	534,225
	Pioneer Natural Resources Company
605,000	7.500%, 1/15/2020	665,741
	Plains Exploration & Production Company
540,000	7.625%, 6/1/2018	567,000

	Total Energy	2,311,691

Financials (0.3%)
	Achmea Hypotheekbank NV
465,000	3.200%, 11/3/2014[c]	494,310
	Bank of Nova Scotia
450,000	1.450%, 7/26/2013[c]	454,867
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[c]	483,830
	CIE Financement Foncier
450,000	2.125%, 4/22/2013[c]	458,157
	CIT Group, Inc.
631,685	7.000%, 5/1/2017	618,262
	Dexia Credit Local SA
450,000	2.750%, 4/29/2014[c]	462,530
	GMAC, Inc.
540,000	8.300%, 2/12/2015[c]	588,600
	Icahn Enterprises, LP
630,000	8.000%, 1/15/2018	633,150
	International Bank for Reconstruction & Development
465,000	2.375%, 5/26/2015	486,686
	International Lease Finance Corporation
530,000	5.400%, 2/15/2012	532,650
	Royal Bank of Canada
400,000	3.125%, 4/14/2015[c]	422,985
	Toronto-Dominion Bank
465,000	2.200%, 7/29/2015[c]	471,236

	Total Financials	6,107,263

Foreign Government (<0.1%)
	Kommunalbanken AS
450,000	2.750%, 5/5/2015[c]	473,044

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Foreign Government (<0.1%) - continued
	Kreditanstalt fuer Wiederaufbau
$205,000	1.250%, 6/15/2012	$207,716

	Total Foreign Government	680,760

Mortgage-Backed Securities (0.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
900,000	4.000%, 10/1/2025[d]	939,375
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,800,000	6.000%, 10/1/2040[d]	1,929,656
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,800,000	4.500%, 10/1/2040[d,e]	1,874,250

	Total Mortgage-Backed Securities	4,743,281

Technology (<0.1%)
	Freescale Semiconductor, Inc.
510,000	9.250%, 4/15/2018[c]	530,400

	Total Technology	530,400

Transportation (<0.1%)
	Delta Air Lines, Inc.
540,000	9.500%, 9/15/2014[c]	585,900

	Total Transportation	585,900

U.S. Government and Agencies (2.8%)
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2012[c]	183,320
185,000	Zero Coupon, 1/7/2014[c]	177,587
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	470,854
	Federal Home Loan Banks
1,870,000	5.375%, 5/18/2016	2,232,101
2,750,000	5.000%, 11/17/2017	3,257,515
	Federal Home Loan Mortgage Corporation
2,830,000	1.125%, 7/27/2012	2,862,822
920,000	2.500%, 1/7/2014	965,516
1,400,000	4.875%, 6/13/2018	1,644,784
660,000	3.750%, 3/27/2019	717,654
	Federal National Mortgage Association
1,725,000	2.000%, 4/15/2013	1,737,154
735,000	4.375%, 10/15/2015	833,614
505,000	6.250%, 5/15/2029	660,160
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	452,647
	U.S. Treasury Bonds
755,000	4.625%, 2/15/2040	882,171
	U.S. Treasury Bonds, TIPS
131,124	2.125%, 2/15/2040	146,521
	U.S. Treasury Notes
7,000,000	0.875%, 12/31/2010[f]	7,011,487
800,000	1.125%, 6/15/2013	811,376
3,515,000	1.750%, 1/31/2014	3,629,786
9,000,000	2.500%, 4/30/2015	9,541,404

Principal Amount	Long-Term Fixed Income (6.4%)	Value
U.S. Government and Agencies (2.8%) - continued
$1,035,000	1.875%, 6/30/2015	$1,066,536
1,390,000	2.625%, 2/29/2016	1,477,200
3,350,000	3.250%, 3/31/2017	3,653,594
2,900,000	3.625%, 2/15/2020	3,180,711
5,310,000	3.500%, 5/15/2020	5,763,846
950,000	7.625%, 2/15/2025	1,458,398
2,250,000	4.375%, 5/15/2040	2,527,043
	U.S. Treasury Notes, TIPS
601,612	3.375%, 1/15/2012	630,001
680,744	0.625%, 4/15/2013	698,986
790,513	2.000%, 1/15/2014	847,825
593,705	1.625%, 1/15/2015	634,476
534,357	2.500%, 7/15/2016	605,160
704,760	2.625%, 7/15/2017	812,566
554,482	1.375%, 1/15/2020	589,267
156,137	2.375%, 1/15/2025	179,545

	Total U.S. Government and Agencies	62,343,627

Utilities (0.1%)
	El Paso Corporation
510,000	7.000%, 6/15/2017	541,552
	NRG Energy, Inc.
530,000	7.375%, 2/1/2016	545,237

	Total Utilities	1,086,789

	Total Long-Term Fixed Income (cost $132,753,089)	142,055,854

Principal Amount	Short-Term Investments (6.8%)[g]	Value
	Bank of America Repurchase Agreement
25,555,000	0.170%, 10/1/2010[h]	25,555,000
	Federal Home Loan Bank Discount Notes
20,000,000	0.100%, 10/27/2010	19,998,607
5,000,000	0.150%, 11/3/2010	4,999,312
	Federal Home Loan Mortgage Corporation Discount Notes
25,000,000	0.122%, 10/13/2010	24,999,010
5,000,000	0.050%, 10/15/2010	4,999,903
5,000,000	0.080%, 10/21/2010	4,999,778
15,000,000	0.130%, 10/22/2010	14,998,902
5,000,000	0.120%, 10/25/2010	4,999,600
13,740,000	0.130%, 10/26/2010	13,738,760
10,000,000	0.160%, 11/5/2010	9,998,444
	Federal National Mortgage Association Discount Notes
8,400,000	0.200%, 10/18/2010[f]	8,399,214
10,000,000	0.150%, 10/25/2010	9,999,000
7,000,000	0.150%, 10/26/2010	6,999,271

	Total Short-Term Investments (at amortized cost)	154,684,801

	Total Investments (cost $2,435,460,791) 100.0%	$2,254,707,841

	Other Assets and Liabilities, Net <0.1%	798,970

	Total Net Assets 100.0%	$2,255,506,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $9,056,441 or 0.4% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	At September 30, 2010, $15,410,701 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
h

Repurchase agreement dated September 30, 2010, $25,555,121 maturing October 1, 2010, collateralized by $10,969,738 Residual Funding Strip, zero coupon due January 15, 2021 and $15,097,053 Residual Funding Strip, zero coupon due July 15, 2020.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$82,048,345
Gross unrealized depreciation	(262,801,295)

Net unrealized appreciation (depreciation)	$(180,752,950)

Cost for federal income tax purposes	$2,435,460,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,346,366,534	1,346,366,534	–	–
Fixed Income Mutual Funds	365,561,000	365,561,000	–	–
Common Stock
Consumer Discretionary	32,270,509	32,270,509	–	–
Consumer Staples	12,094,759	12,094,759	–	–
Energy	25,916,783	25,916,783	–	–
Financials	37,857,979	37,857,979	–	–
Health Care	33,026,081	33,026,081	–	–
Industrials	34,232,973	34,232,973	–	–
Information Technology	53,886,800	53,886,800	–	–
Materials	6,553,146	6,553,146	–	–
Telecommunications Services	2,704,043	2,704,043	–	–
Utilities	7,496,579	7,496,579	–	–
Long-Term Fixed Income
Asset-Backed Securities	6,986,199	–	6,986,199	–
Basic Materials	3,318,312	–	3,318,312	–
Capital Goods	1,144,413	–	1,144,413	–
Collateralized Mortgage Obligations	17,492,873	–	17,492,873	–
Commercial Mortgage-Backed Securities	23,438,992	–	23,438,992	–
Communications Services	4,593,956	–	4,593,956	–
Consumer Cyclical	5,007,298	–	5,007,298	–
Consumer Non-Cyclical	1,684,100	–	1,684,100	–
Energy	2,311,691	–	2,311,691	–
Financials	6,107,263	–	6,107,263	–
Foreign Government	680,760	–	680,760	–
Mortgage-Backed Securities	4,743,281	–	4,743,281	–
Technology	530,400	–	530,400	–
Transportation	585,900	–	585,900	–
U.S. Government and Agencies	62,343,627	–	62,343,627	–
Utilities	1,086,789	–	1,086,789	–
Short-Term Investments	154,684,801	–	154,684,801	–

Total	$2,254,707,841	$1,957,967,186	$296,740,655	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,603,863	3,603,863	–	–
Call Options Written	3,594	–	–	3,594

Total Asset Derivatives	$3,607,457	$3,603,863	$–	$3,594

Liability Derivatives
Futures Contracts	1,992,177	1,992,177	–	–

Total Liability Derivatives	$1,992,177	$1,992,177	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately Aggressive Allocation Portfolio.

Other Financial Instruments	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Asset Derivatives
Call Options Written	–	–	–	3,594	–	–	–	3,594

Total	$–	$–	$–	$3,594	$–	$–	$–	$3,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	National Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	(466)	December 2010	($29,439,524)	($31,431,701)	($1,992,177)
S&P 400 Index Mini-Futures	199	December 2010	15,067,832	15,921,990	854,158
S&P 500 Index Futures	418	December 2010	116,035,445	118,785,150	2,749,705
Total Futures Contracts					$1,611,686

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNCL Mortgage Backed Call Option	1	$104 .72	October 2010	($781)	$3,594
Total Call Options Written				($781)	$3,594

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Real Estate Securities	$57,409,186	$1,888,206	$261,417	5,066,126	$70,497,675	$–
Partner Small Cap Growth	49,447,816	1,416,155	196,063	5,056,075	55,621,372	–
Partner Small Cap Value	54,192,601	1,541,731	196,063	3,563,777	59,438,455	125,577
Small Cap Stock	45,306,168	2,355,275	1,802,365	4,528,335	48,620,280	19,423
Mid Cap Growth II	51,063,329	1,984,766	196,063	6,266,321	58,118,875	–
Partner Mid Cap Value	66,785,383	2,147,214	261,417	6,349,210	75,582,900	259,008
Mid Cap Stock	142,761,304	4,775,634	10,504,730	14,014,861	148,553,327	103,931
Partner Worldwide Allocation	73,662,379	52,560,320	58,759	16,257,412	135,937,971	7,495
Partner International Stock	192,151,514	82,207	986,908	19,126,961	194,029,634	82,207
Large Cap Growth II	139,972,788	8,598,084	522,834	20,270,780	139,740,673	186,183
Large Cap Value	170,664,869	5,709,128	784,250	18,195,481	176,683,583	44,509
Large Cap Stock	168,883,667	3,766,494	6,483,784	21,506,659	165,259,321	29,131
Equity Income Plus	16,875,813	492,711	65,354	2,188,181	18,282,468	20,659
High Yield	109,725,904	13,052,853	24,264,151	21,759,358	103,050,144	7,117,675
Income	229,716,268	17,837,110	91,756,039	16,832,032	169,835,205	7,250,537
Limited Maturity Bond	81,682,750	16,032,429	7,021,331	9,412,613	92,675,651	2,186,804
Total Value and Income Earned	1,650,301,739				1,711,927,534	17,433,139

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Mutual Funds (76.4%)	Value
Equity Mutual Funds (41.9%)
6,680,212	Thrivent Real Estate Securities Portfolio	$92,958,497
4,491,902	Thrivent Partner Small Cap Growth Portfolio[a]	49,414,962
4,565,830	Thrivent Partner Small Cap Value Portfolio	76,151,203
3,596,908	Thrivent Small Cap Stock Portfolio	38,619,642
2,633,592	Thrivent Mid Cap Growth Portfolio IIa	24,426,038
5,816,354	Thrivent Partner Mid Cap Value Portfolio	69,239,621
11,577,066	Thrivent Mid Cap Stock Portfolio	122,713,423
17,021,938	Thrivent Partner Worldwide Allocation Portfolio	142,330,639
17,231,420	Thrivent Partner International Stock Portfolio	174,800,697
19,753,573	Thrivent Large Cap Growth Portfolio II	136,175,208
25,315,666	Thrivent Large Cap Value Portfolio	245,822,714
19,928,807	Thrivent Large Cap Stock Portfolio	153,134,944
2,883,647	Thrivent Equity Income Plus Portfolio	24,093,157

	Total Equity Mutual Funds	1,349,880,745

Fixed Income Mutual Funds (34.5%)
30,513,822	Thrivent High Yield Portfolio	144,510,410
47,169,546	Thrivent Income Portfolio	475,940,719
49,758,671	Thrivent Limited Maturity Bond Portfolio	489,918,895

	Total Fixed Income Mutual Funds	1,110,370,024

	Total Mutual Funds (cost $2,650,455,590)	2,460,250,769

Shares	Common Stock (7.2%)	Value
Consumer Discretionary (0.9%)
13,280	Autoliv, Inc.	867,582
25,600	Carnival Corporation	978,176
130,872	Chico’s FAS, Inc.	1,376,773
72,199	Cooper Tire & Rubber Company	1,417,266
57,810	Dana Holding Corporation[a]	712,219
12,905	Dollar Tree, Inc.[a]	629,248
100,400	Domino’s Pizza, Inc.[a]	1,327,288
26,750	Expedia, Inc.	754,617
102,000	Foot Locker, Inc.	1,482,060
81,400	Ford Motor Company[a]	996,336
38,118	Kohl’s Corporation[a]	2,008,056
72,700	Lowe’s Companies, Inc.	1,620,483
49,662	Macy’s, Inc.	1,146,696
2,800	Netflix, Inc.[a]	454,048
19,940	Omnicom Group, Inc.	787,231
7,291	Panera Bread Company[a]	646,056
96,900	Pier 1 Imports, Inc.[a]	793,611
38,300	Starbucks Corporation	979,714
18,830	Target Corporation	1,006,275
14,130	Time Warner Cable, Inc.	762,879
24,300	TJX Companies, Inc.	1,084,509
29,100	Urban Outfitters, Inc.[a]	914,904
89,935	Walt Disney Company	2,977,748
30,100	Warnaco Group, Inc.[a]	1,539,013

Shares	Common Stock (7.2%)	Value
Consumer Discretionary (0.9%) - continued
69,991	Warner Music Group Corporation[a]	$314,960
60,100	Williams-Sonoma, Inc.	1,905,170
36,100	WMS Industries, Inc.[a]	1,374,327

	Total Consumer Discretionary	30,857,245

Consumer Staples (0.3%)
52,970	Avon Products, Inc.	1,700,867
18,216	Flowers Foods, Inc.	452,485
25,900	Herbalife, Ltd.	1,563,065
57,332	Kraft Foods, Inc.	1,769,266
27,036	PepsiCo, Inc.	1,796,272
43,856	Philip Morris International, Inc.	2,456,813
12,861	TreeHouse Foods, Inc.[a]	592,892
23,600	Wal-Mart Stores, Inc.	1,263,072

	Total Consumer Staples	11,594,732

Energy (0.8%)
9,313	Alpha Natural Resources, Inc.[a]	383,230
13,210	Apache Corporation	1,291,410
66,100	Arch Coal, Inc.	1,765,531
28,490	Baker Hughes, Inc.	1,213,674
26,140	Chevron Corporation	2,118,647
77,800	Complete Production Services, Inc.[a]	1,591,010
29,900	Dresser-Rand Group, Inc.[a]	1,103,011
35,780	ENSCO International plc ADR	1,600,439
65,029	Forest Oil Corporation[a]	1,931,361
18,000	Halliburton Company	595,260
247,700	International Coal Group, Inc.[a]	1,317,764
80,000	James River Coal Company[a]	1,402,400
12,883	National Oilwell Varco, Inc.	572,907
43,910	Occidental Petroleum Corporation	3,438,153
24,581	Schlumberger, Ltd.	1,514,436
37,600	Ultra Petroleum Corporation[a]	1,578,448
38,000	Weatherford International, Ltd.[a]	649,800
5,400	Whiting Petroleum Corporation[a]	515,754

	Total Energy	24,583,235

Financials (1.1%)
8,870	ACE, Ltd.	516,678
19,687	Affiliated Managers Group, Inc.[a]	1,535,783
53,110	American Express Company	2,232,213
20,168	Ameriprise Financial, Inc.	954,551
35,945	Bank of America Corporation	471,239
17,710	Chubb Corporation	1,009,293
263,060	Citigroup, Inc.[a]	1,025,934
33,310	Comerica, Inc.	1,237,466
32,689	Duke Realty Corporation	378,866
43,900	DuPont Fabros Technology, Inc.	1,104,085
12,100	Endurance Specialty Holdings, Ltd.	481,580
28,143	Equity One, Inc.	475,054
48,247	Fifth Third Bancorp	580,411
11,710	Franklin Resources, Inc.	1,251,799
5,090	Goldman Sachs Group, Inc.	735,912
9,215	Hanover Insurance Group, Inc.	433,105
28,963	HCC Insurance Holdings, Inc.	755,645
46,800	Healthcare Realty Trust, Inc.	1,094,652
37,946	Host Hotels & Resorts, Inc.	549,458
15,766	IntercontinentalExchange, Inc.[a]	1,651,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (7.2%)	Value
Financials (1.1%) - continued
47,000	Itau Unibanco Holding SA ADR	$1,136,460
32,499	J.P. Morgan Chase & Company	1,237,237
60,600	KeyCorp	482,376
11,507	Lazard, Ltd.	403,666
20,894	Morgan Stanley	515,664
30,190	Northern Trust Corporation	1,456,366
155,259	Ocwen Financial Corporation[a]	1,574,326
35,900	People’s United Financial, Inc.	469,931
32,100	Potlatch Corporation	1,091,400
18,292	Principal Financial Group, Inc.	474,129
38,300	SVB Financial Group[a]	1,620,856
94,200	Texas Capital Bancshares, Inc.[a]	1,626,834
52,500	U.S. Bancorp	1,135,050
7,090	Vanguard REIT ETF	369,247
27,634	W.R. Berkley Corporation	748,052
23,950	Wells Fargo & Company	601,863
98,200	Zions Bancorporation	2,097,552

	Total Financials	35,515,749

Health Care (1.0%)
53,800	Abbott Laboratories	2,810,512
6,500	Alexion Pharmaceuticals, Inc.[a]	418,340
68,500	Align Technology, Inc.[a]	1,341,230
4,800	Allergan, Inc.	319,344
9,300	Biogen Idec, Inc.[a]	521,916
15,721	C.R. Bard, Inc.	1,280,161
32,024	Celgene Corporation[a]	1,844,903
59,213	Community Health Systems, Inc.[a]	1,833,827
31,500	Covance, Inc.[a]	1,473,885
23,940	Coventry Health Care, Inc.[a]	515,428
19,080	Covidien, Ltd.	766,825
21,150	Hospira, Inc.[a]	1,205,762
8,620	Johnson & Johnson	534,095
211,460	King Pharmaceuticals, Inc.[a]	2,106,142
22,087	Medco Health Solutions, Inc.[a]	1,149,849
19,160	Novartis AG ADR	1,104,957
58,800	NuVasive, Inc.[a]	2,066,232
20,400	Omnicare, Inc.	487,152
29,300	Teva Pharmaceutical Industries, Ltd. ADR	1,545,575
49,997	Thermo Fisher Scientific, Inc.[a]	2,393,856
26,200	United Therapeutics Corporation[a]	1,467,462
55,554	UnitedHealth Group, Inc.	1,950,501
6,610	Varian Medical Systems, Inc.[a]	399,905
10,039	Vertex Pharmaceuticals, Inc.[a]	347,048
5,600	Waters Corporation[a]	396,368
25,500	Zimmer Holdings, Inc.[a]	1,334,415

	Total Health Care	31,615,690

Industrials (1.0%)
7,484	3M Company	648,938
3,970	Avery Dennison Corporation	147,366
7,580	Boeing Company	504,373
8,710	Caterpillar, Inc.	685,303
22,649	CSX Corporation	1,252,943
54,453	Delta Air Lines, Inc.[a]	633,833
48,657	Dover Corporation	2,540,382
7,915	Eaton Corporation	652,908
16,550	Emerson Electric Company	871,523
15,850	FedEx Corporation	1,355,175
7,600	Flowserve Corporation	831,592
30,160	Fluor Corporation	1,493,825
39,500	FTI Consulting, Inc.[a]	1,370,255

Shares	Common Stock (7.2%)	Value
Industrials (1.0%) - continued
43,130	General Electric Company	$700,862
12,522	Honeywell International, Inc.	550,217
23,210	Ingersoll-Rand plc	828,829
220,371	Manitowoc Company, Inc.	2,668,693
8,200	Manpower, Inc.	428,040
30,120	Norfolk Southern Corporation	1,792,441
58,472	Old Dominion Freight Line, Inc.[a]	1,486,358
90,258	Oshkosh Corporation[a]	2,482,095
7,431	Parker Hannifin Corporation	520,616
68,600	Shaw Group, Inc.[a]	2,302,216
15,500	Siemens AG ADR	1,633,700
14,820	Spirit Aerosystems Holdings, Inc.[a]	295,363
8,009	SPX Corporation	506,809
38,375	Teledyne Technologies, Inc.[a]	1,528,092
13,220	Textron, Inc.	271,803
13,000	Tyco International, Ltd.	477,490
8,087	United Technologies Corporation	576,037
17,344	Werner Enterprises, Inc.	355,379

	Total Industrials	32,393,456

Information Technology (1.6%)
22,700	Adobe Systems, Inc.[a]	593,605
42,400	ADTRAN, Inc.	1,496,720
21,005	Apple, Inc.[a]	5,960,169
257,660	Atmel Corporation[a]	2,050,974
108,981	Cisco Systems, Inc.[a]	2,386,684
13,000	Cognizant Technology Solutions Corporation[a]	838,110
51,800	CommVault Systems, Inc.[a]	1,348,354
250,286	Compuware Corporation[a]	2,134,940
16,974	eBay, Inc.[a]	414,166
97,840	EMC Corporation[a]	1,987,130
300	Equinix, Inc.[a]	30,705
3,850	F5 Networks, Inc.[a]	399,668
5,708	Google, Inc.[a]	3,001,209
19,300	Hewlett-Packard Company	811,951
35,300	Informatica Corporation[a]	1,355,873
31,239	Intel Corporation	600,726
7,571	International Business Machines Corporation	1,015,574
35,500	JDS Uniphase Corporation[a]	439,845
62,124	Juniper Networks, Inc.[a]	1,885,463
9,700	Lam Research Corporation[a]	405,945
65,300	Marvell Technology Group, Ltd.[a]	1,143,403
4,700	MasterCard, Inc.	1,052,800
126,900	Microsoft Corporation	3,107,781
124,691	Monster Worldwide, Inc.[a]	1,615,995
74,603	Oracle Corporation	2,003,091
42,500	Plantronics, Inc.	1,435,650
51,372	Polycom, Inc.[a]	1,401,428
18,400	QUALCOMM, Inc.	830,208
196,105	Teradyne, Inc.[a]	2,184,610
117,900	TIBCO Software, Inc.[a]	2,091,546
24,321	Tyco Electronics, Ltd.	710,660
36,800	ValueClick, Inc.[a]	481,344
16,200	VeriFone Systems, Inc.[a]	503,334
18,700	Visa, Inc.	1,388,662
108,790	Xerox Corporation	1,125,976
67,748	Xilinx, Inc.	1,802,774

	Total Information Technology	52,037,073

Materials (0.2%)
10,904	Albemarle Corporation	510,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (7.2%)	Value
Materials (0.2%) - continued
10,020	Allegheny Technologies, Inc.	$465,429
4,000	CF Industries Holdings, Inc.	382,000
4,900	Cliffs Natural Resources, Inc.	313,208
43,004	E.I. du Pont de Nemours and Company	1,918,839
11,324	Freeport-McMoRan Copper & Gold, Inc.	966,956
16,222	Silgan Holdings, Inc.	514,238
34,630	Steel Dynamics, Inc.	488,629
26,100	Temple-Inland, Inc.	487,026

	Total Materials	6,046,741

Telecommunications Services (0.1%)
27,080	AT&T, Inc.	774,488
11,690	Telephone and Data Systems, Inc.	383,432
40,800	Verizon Communications, Inc.	1,329,672

	Total Telecommunications Services	2,487,592

Utilities (0.2%)
10,304	Alliant Energy Corporation	374,550
42,720	American Electric Power Company, Inc.	1,547,746
26,300	CMS Energy Corporation	473,926
14,070	Duke Energy Corporation	249,180
35,573	NV Energy, Inc.	467,785
18,480	Portland General Electric Company	374,774
40,038	Southwest Gas Corporation	1,344,876
63,742	UGI Corporation	1,823,659
10,930	Xcel Energy, Inc.	251,062

	Total Utilities	6,907,558

	Total Common Stock (cost $223,156,243)	234,039,071

Principal Amount	Long-Term Fixed Income (6.6%)	Value
Asset-Backed Securities (0.3%)
	GSAMP Trust
5,213,265	0.436%, 10/25/2010[b]	4,537,178
	J.P. Morgan Mortgage Trust
5,300,000	5.461%, 10/25/2036	4,013,711
	Renaissance Home Equity Loan Trust
2,500,000	6.011%, 5/25/2036	1,784,870

	Total Asset-Backed Securities	10,335,759

Basic Materials (0.1%)
	Arch Coal, Inc.
700,000	8.750%, 8/1/2016	771,750
	CF Industries, Inc.
700,000	7.125%, 5/1/2020	765,625
	CONSOL Energy, Inc.
700,000	8.000%, 4/1/2017[c]	757,750
	FMG Finance, Pty., Ltd.
630,000	10.625%, 9/1/2016[c]	775,687
	Georgia-Pacific Corporation
660,000	8.000%, 1/15/2024	740,850

Principal Amount	Long-Term Fixed Income (6.6%)	Value
Basic Materials (0.1%) - continued
	Lyondell Chemical Company
$670,000	11.000%, 5/1/2018	$741,188

	Total Basic Materials	4,552,850

Capital Goods (0.1%)
	Case New Holland, Inc.
730,000	7.875%, 12/1/2017[c]	792,963
	Owens-Illinois, Inc.
700,000	7.800%, 5/15/2018	750,750

	Total Capital Goods	1,543,713

Collateralized Mortgage Obligations (1.3%)
	Citigroup Mortgage Loan Trust, Inc.
2,026,165	5.500%, 11/25/2035	1,693,669
	Citimortgage Alternative Loan Trust
6,471,533	5.750%, 4/25/2037	5,121,992
	Countrywide Alternative Loan Trust
3,724,409	6.000%, 4/25/2036	3,001,043
1,273,641	6.000%, 1/25/2037	890,203
	Countrywide Home Loans
4,843,624	5.750%, 4/25/2037	4,042,436
	Deutsche Alt-A Securities, Inc.
1,590,527	5.500%, 10/25/2021	1,407,162
2,630,999	6.000%, 10/25/2021	2,167,027
	GSR Mortgage Loan Trust
4,217,191	0.446%, 10/25/2010[b]	3,518,740
	HomeBanc Mortgage Trust
1,557,430	5.950%, 4/25/2037	1,008,004
	J.P. Morgan Mortgage Trust
3,342,364	5.737%, 6/25/2036	3,015,638
905,915	5.896%, 10/25/2036	819,747
	MASTR Alternative Loans Trust
1,479,023	6.500%, 7/25/2034	1,525,698
	Merrill Lynch Alternative Note Asset Trust
1,588,694	6.000%, 3/25/2037	1,245,020
	Sequoia Mortgage Trust
2,444,076	5.588%, 9/20/2046	882,294
	WaMu Mortgage Pass Through Certificates
1,183,159	5.864%, 9/25/2036	1,070,179
3,989,549	5.988%, 10/25/2036	3,676,026
5,897,068	5.513%, 11/25/2036	5,384,330

	Total Collateralized Mortgage Obligations	40,469,208

Commercial Mortgage-Backed Securities (1.1%)
	Banc of America Commercial Mortgage, Inc.
4,975,000	5.837%, 6/10/2049	5,134,001
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,601,385
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,109,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.6%)	Value
Commercial Mortgage-Backed Securities (1.1%) - continued
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
$8,600,000	5.617%, 10/15/2048	$9,360,102
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
604,885	3.342%, 12/25/2019	638,323
	Government National Mortgage Association
608,722	2.164%, 3/16/2033	620,357
604,478	3.214%, 1/16/2040	634,679
	Greenwich Capital Commercial Funding Corporation
3,150,000	5.867%, 12/10/2049	2,869,115
	GS Mortgage Securities Corporation II
5,300,000	4.761%, 7/10/2039	5,567,056
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,700,000	5.814%, 6/12/2043	4,028,238

	Total Commercial Mortgage-Backed Securities	35,562,468

Communications Services (0.2%)
	CCO Holdings, LLC
495,000	7.250%, 10/30/2017[c]	501,806
	Cincinnati Bell, Inc.
740,000	8.250%, 10/15/2017	747,400
	Clear Channel Worldwide Holdings, Inc.
750,000	9.250%, 12/15/2017	800,625
	Intelsat Jackson Holdings, Ltd.
730,000	8.500%, 11/1/2019[c]	792,050
	MetroPCS Wireless, Inc.
740,000	7.875%, 9/1/2018	762,200
	New Communications Holdings, Inc.
765,000	8.250%, 4/15/2017	836,719
	Qwest Communications International, Inc.
740,000	7.500%, 2/15/2014	754,800
	Virgin Media Finance plc
690,000	8.375%, 10/15/2019	757,275

	Total Communications Services	5,952,875

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
730,000	8.250%, 8/15/2020	768,325
	KB Home
766,000	6.250%, 6/15/2015	731,530
	Macy’s Retail Holdings, Inc.
630,000	8.375%, 7/15/2015	721,350
	MGM Resorts International
630,000	11.125%, 11/15/2017	717,413
	Pinnacle Entertainment, Inc.
730,000	8.625%, 8/1/2017	774,712

Principal Amount	Long-Term Fixed Income (6.6%)	Value
Consumer Cyclical (0.2%) - continued
	Royal Caribbean Cruises, Ltd.
$730,000	6.875%, 12/1/2013	$768,325
	Starwood Hotels & Resorts Worldwide, Inc.
740,000	6.750%, 5/15/2018	795,500
	Toys R Us Property Company I, LLC
620,000	10.750%, 7/15/2017	700,600
	WMG Acquisition Corporation
700,000	9.500%, 6/15/2016	749,000

	Total Consumer Cyclical	6,726,755

Consumer Non-Cyclical (0.1%)
	Biomet, Inc.
680,000	10.375%, 10/15/2017	754,800
	HCA, Inc.
660,000	9.625%, 11/15/2016	716,100
	JBS USA, LLC/JBS USA Finance, Inc.
620,000	11.625%, 5/1/2014	716,100

	Total Consumer Non-Cyclical	2,187,000

Energy (0.1%)
	Linn Energy, LLC
730,000	7.750%, 2/1/2021[c]	736,387
	Petrohawk Energy Corporation
700,000	7.875%, 6/1/2015	733,250
	Pioneer Natural Resources Company
735,000	7.500%, 1/15/2020	808,793
	Plains Exploration & Production Company
730,000	7.625%, 6/1/2018	766,500

	Total Energy	3,044,930

Financials (0.3%)
	Achmea Hypotheekbank NV
610,000	3.200%, 11/3/2014[c]	648,450
	Bank of Nova Scotia
600,000	1.450%, 7/26/2013[c]	606,488
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[c]	634,702
	CIE Financement Foncier
600,000	2.125%, 4/22/2013[c]	610,876
	CIT Group, Inc.
766,555	7.000%, 5/1/2017	750,266
	Dexia Credit Local SA
600,000	2.750%, 4/29/2014[c]	616,707
	GMAC, Inc.
730,000	8.300%, 2/12/2015[c]	795,700
	Icahn Enterprises, LP
770,000	8.000%, 1/15/2018	773,850
	International Bank for Reconstruction & Development
600,000	2.375%, 5/26/2015	627,982
	International Lease Finance Corporation
740,000	5.400%, 2/15/2012	743,700
	Royal Bank of Canada
550,000	3.125%, 4/14/2015[c]	581,605

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.6%)	Value
Financials (0.3%) - continued
	Toronto-Dominion Bank
$610,000	2.200%, 7/29/2015[c]	$618,181

	Total Financials	8,008,507

Foreign Government (<0.1%)
	Kommunalbanken AS
600,000	2.750%, 5/5/2015[c]	630,725
	Kreditanstalt fuer Wiederaufbau
295,000	1.250%, 6/15/2012	298,908

	Total Foreign Government	929,633

Mortgage-Backed Securities (0.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,200,000	4.000%, 10/1/2025[d]	1,252,500
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,400,000	6.000%, 10/1/2040[d]	2,572,874
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,400,000	4.500%, 10/1/2040[d,e]	2,499,000

	Total Mortgage-Backed Securities	6,324,374

Technology (<0.1%)
	Freescale Semiconductor, Inc.
700,000	9.250%, 4/15/2018[c]	728,000

	Total Technology	728,000

Transportation (<0.1%)
	Delta Air Lines, Inc.
740,000	9.500%, 9/15/2014[c]	802,900

	Total Transportation	802,900

U.S. Government and Agencies (2.6%)
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2012[c]	237,821
240,000	Zero Coupon, 1/7/2014[c]	230,383
	Federal Agricultural Mortgage Corporation
600,000	2.125%, 9/15/2015	607,554
	Federal Home Loan Banks
2,400,000	5.375%, 5/18/2016	2,864,729
3,500,000	5.000%, 11/17/2017	4,145,928
	Federal Home Loan Mortgage Corporation
3,640,000	1.125%, 7/27/2012	3,682,217
1,200,000	2.500%, 1/7/2014	1,259,369
1,675,000	4.875%, 6/13/2018	1,967,867
850,000	3.750%, 3/27/2019	924,251
	Federal National Mortgage Association
2,250,000	2.000%, 4/15/2013	2,265,853
910,000	4.375%, 10/15/2015	1,032,093
680,000	6.250%, 5/15/2029	888,928
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	603,529
	U.S. Treasury Bonds
1,020,000	4.625%, 2/15/2040	1,191,807

Principal Amount	Long-Term Fixed Income (6.6%)	Value
U.S. Government and Agencies (2.6%) - continued
	U.S. Treasury Bonds, TIPS
$176,514	2.125%, 2/15/2040	$197,241
	U.S. Treasury Notes
9,000,000	0.875%, 12/31/2010[f]	9,014,769
915,000	1.125%, 6/15/2013	928,011
4,665,000	1.750%, 1/31/2014	4,817,340
12,950,000	2.500%, 4/30/2015	13,729,020
1,225,000	1.875%, 6/30/2015	1,262,325
1,785,000	2.625%, 2/29/2016	1,896,980
4,350,000	3.250%, 3/31/2017	4,744,219
3,700,000	3.625%, 2/15/2020	4,058,149
7,535,000	3.500%, 5/15/2020	8,179,016
1,250,000	7.625%, 2/15/2025	1,918,945
2,975,000	4.375%, 5/15/2040	3,341,312
	U.S. Treasury Notes, TIPS
761,224	3.375%, 1/15/2012	797,144
892,187	0.625%, 4/15/2013	916,095
985,191	2.000%, 1/15/2014	1,056,618
799,218	1.625%, 1/15/2015	854,102
701,681	2.500%, 7/15/2016	794,654
909,876	2.625%, 7/15/2017	1,049,059
730,909	1.375%, 1/15/2020	776,762
196,617	2.375%, 1/15/2025	226,094

	Total U.S. Government and Agencies	82,460,184

Utilities (<0.1%)
	El Paso Corporation
700,000	7.000%, 6/15/2017	743,306
	NRG Energy, Inc.
740,000	7.375%, 2/1/2016	761,275

	Total Utilities	1,504,581

	Total Long-Term Fixed Income (cost $195,837,933)	211,133,737

Principal Amount	Short-Term Investments (10.0%)[g]	Value
	Bank of America Repurchase Agreement
30,000,000	0.170%, 10/1/2010[h]	30,000,000
	Federal Home Loan Bank Discount Notes
45,000,000	0.100%, 10/27/2010	44,996,866
10,000,000	0.150%, 11/3/2010	9,998,625
	Federal Home Loan Mortgage Corporation Discount Notes
50,000,000	0.136%, 10/13/2010	49,997,805
10,000,000	0.050%, 10/15/2010	9,999,806
2,500,000	0.185%, 10/18/2010[f]	2,499,782
15,000,000	0.080%, 10/21/2010	14,999,333
50,000,000	0.130%, 10/22/2010	49,996,339
31,990,000	0.130%, 10/26/2010	31,987,112
21,013,000	0.160%, 11/5/2010	21,009,731

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (10.0%)[g]	Value
	Federal National Mortgage Association Discount Notes
7,200,000	0.200%, 10/18/2010[f]	$7,199,327
35,000,000	0.150%, 10/25/2010	34,996,500
15,000,000	0.150%, 10/26/2010	14,998,437

	Total Short-Term Investments (at amortized cost)	322,679,663

	Total Investments (cost $3,392,129,429) 100.2%	$3,228,103,240

	Other Assets and Liabilities, Net (0.2%)	(6,609,890)

	Total Net Assets 100.0%	$3,221,493,350

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $12,099,181 or 0.4% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	At September 30, 2010, $18,713,878 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
h	Repurchase agreement dated September 30, 2010, $30,000,142 maturing October 1, 2010, collateralized by $30,600,949 Residual Funding Strip, zero coupon due July 15, 2020.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$90,642,059
Gross unrealized depreciation	(254,668,248)

Net unrealized appreciation (depreciation)	$(164,026,189)

Cost for federal income tax purposes	$3,392,129,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Moderate Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,349,880,745	1,349,880,745	–	–
Fixed Income Mutual Funds	1,110,370,024	1,110,370,024	–	–
Common Stock
Consumer Discretionary	30,857,245	30,857,245	–	–
Consumer Staples	11,594,732	11,594,732	–	–
Energy	24,583,235	24,583,235	–	–
Financials	35,515,749	35,515,749	–	–
Health Care	31,615,690	31,615,690	–	–
Industrials	32,393,456	32,393,456	–	–
Information Technology	52,037,073	52,037,073	–	–
Materials	6,046,741	6,046,741	–	–
Telecommunications Services	2,487,592	2,487,592	–	–
Utilities	6,907,558	6,907,558	–	–
Long-Term Fixed Income
Asset-Backed Securities	10,335,759	–	10,335,759	–
Basic Materials	4,552,850	–	4,552,850	–
Capital Goods	1,543,713	–	1,543,713	–
Collateralized Mortgage Obligations	40,469,208	–	40,469,208	–
Commercial Mortgage-Backed Securities	35,562,468	–	35,562,468	–
Communications Services	5,952,875	–	5,952,875	–
Consumer Cyclical	6,726,755	–	6,726,755	–
Consumer Non-Cyclical	2,187,000	–	2,187,000	–
Energy	3,044,930	–	3,044,930	–
Financials	8,008,507	–	8,008,507	–
Foreign Government	929,633	–	929,633	–
Mortgage-Backed Securities	6,324,374	–	6,324,374	–
Technology	728,000	–	728,000	–
Transportation	802,900	–	802,900	–
U.S. Government and Agencies	82,460,184	–	82,460,184	–
Utilities	1,504,581	–	1,504,581	–
Short-Term Investments	322,679,663	–	322,679,663	–

Total	$3,228,103,240	$2,694,289,840	$533,813,400	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,873,558	5,873,558	–	–
Call Options Written	4,313	–	–	4,313

Total Asset Derivatives	$5,877,871	$5,873,558	$–	$4,313

Liability Derivatives
Futures Contracts	880,686	880,686	–	–

Total Liability Derivatives	$880,686	$880,686	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate Allocation Portfolio.

Other Financial Instruments	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Asset Derivatives
Call Options Written	–	–	–	4,313	–	–	–	4,313

Total	$–	$–	$–	$4,313	$–	$–	$–	$4,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	647	December 2010	$49,530,650	$50,356,010	$825,360
Russell 2000 Index Mini-Futures	(206)	December 2010	(13,014,014)	(13,894,700)	(880,686)
S&P 400 Index Mini-Futures	425	December 2010	32,180,044	34,004,250	1,824,206
S&P 500 Index Futures	623	December 2010	173,817,033	177,041,025	3,223,992
Total Futures Contracts					$4,992,872

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNCL Mortgage Backed Call Option	1	$104.72	October 2010	($937)	$4,313
Total Call Options Written				($937)	$4,313

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Real Estate Securities	$74,232,873	$3,628,047	$30,521	6,680,212	$92,958,497	$–
Partner Small Cap Growth	43,206,268	1,814,023	15,261	4,491,902	49,414,962	–
Partner Small Cap Value	68,298,602	2,881,921	22,891	4,565,830	76,151,203	160,886
Small Cap Stock	35,697,044	2,660,484	1,946,912	3,596,908	38,619,642	15,428
Mid Cap Growth II	21,070,311	1,145,986	7,630	2,633,592	24,426,038	–
Partner Mid Cap Value	59,064,656	3,865,318	30,521	5,816,354	69,239,621	237,271
Mid Cap Stock	109,944,779	5,375,966	1,893,825	11,577,066	122,713,423	85,853
Partner Worldwide Allocation	84,392,265	49,392,457	64,409	17,021,938	142,330,639	8,317
Partner International Stock	172,123,931	74,060	27,155	17,231,420	174,800,697	74,060
Large Cap Growth II	139,164,862	9,988,760	4,893,825	19,753,573	136,175,208	181,433
Large Cap Value	234,271,133	10,039,055	83,933	25,315,666	245,822,714	61,927
Large Cap Stock	154,405,740	4,435,421	4,911,521	19,928,807	153,134,944	26,994
Equity Income Plus	21,869,980	934,237	7,630	2,883,647	24,093,157	27,225
High Yield	132,591,457	29,449,805	23,424,547	30,513,822	144,510,410	9,319,786
Income	445,825,251	61,034,422	64,241,737	47,169,546	475,940,719	17,329,324
Limited Maturity Bond	423,125,775	59,819,697	3,555,836	49,758,671	489,918,895	11,467,153
Total Value and Income Earned	2,219,284,927				2,460,250,769	38,995,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Mutual Funds (73.9%)	Value

Equity Mutual Funds (24.8%)
1,928,042	Thrivent Real Estate Securities Portfolio	$26,829,663
1,253,516	Thrivent Partner Small Cap Value Portfolio	20,906,773
1,614,844	Thrivent Small Cap Stock Portfolio	17,338,419
2,119,789	Thrivent Partner Mid Cap Value Portfolio	25,234,599
2,915,499	Thrivent Mid Cap Stock Portfolio	30,903,415
7,043,035	Thrivent Partner Worldwide Allocation Portfolio	58,891,041
3,725,745	Thrivent Partner International Stock Portfolio	37,795,073
4,842,556	Thrivent Large Cap Growth Portfolio II	33,383,128
7,367,157	Thrivent Large Cap Value Portfolio	71,537,300
2,707,449	Thrivent Large Cap Stock Portfolio	20,804,311
1,142,786	Thrivent Equity Income Plus Portfolio	9,548,095

	Total Equity Mutual Funds	353,171,817

Fixed Income Mutual Funds (49.1%)
13,328,085	Thrivent High Yield Portfolio	63,120,476
19,150,415	Thrivent Income Portfolio	193,227,685
45,064,471	Thrivent Limited Maturity Bond Portfolio	443,700,279

	Total Fixed Income Mutual Funds	700,048,440

	Total Mutual Funds (cost $1,089,729,146)	1,053,220,257

Shares	Common Stock (7.7%)	Value
Consumer Discretionary (1.0%)
6,409	Autoliv, Inc.	418,700
11,400	Carnival Corporation	435,594
41,449	Chico’s FAS, Inc.	436,043
22,780	Cooper Tire & Rubber Company	447,171
39,760	Dana Holding Corporation[a]	489,843
6,302	Dollar Tree, Inc.[a]	307,286
31,800	Domino’s Pizza, Inc.[a]	420,396
11,900	Expedia, Inc.	335,699
32,400	Foot Locker, Inc.	470,772
36,200	Ford Motor Company[a]	443,088
16,937	Kohl’s Corporation[a]	892,241
32,350	Lowe’s Companies, Inc.	721,081
29,366	Macy’s, Inc.	678,061
1,300	Netflix, Inc.[a]	210,808
11,080	Omnicom Group, Inc.	437,438
3,554	Panera Bread Company[a]	314,920
30,700	Pier 1 Imports, Inc.[a]	251,433
17,000	Starbucks Corporation	434,860
12,970	Target Corporation	693,117
9,730	Time Warner Cable, Inc.	525,323
10,800	TJX Companies, Inc.	482,004
12,900	Urban Outfitters, Inc.[a]	405,576
48,142	Walt Disney Company	1,593,982
9,600	Warnaco Group, Inc.[a]	490,848
23,078	Warner Music Group Corporation[a]	103,851
22,000	Williams-Sonoma, Inc.	697,400

Shares	Common Stock (7.7%)	Value
Consumer Discretionary (1.0%) - continued
11,500	WMS Industries, Inc.[a]	$437,805

	Total Consumer Discretionary	13,575,340

Consumer Staples (0.4%)
27,840	Avon Products, Inc.	893,942
8,876	Flowers Foods, Inc.	220,480
8,200	Herbalife, Ltd.	494,870
39,446	Kraft Foods, Inc.	1,217,304
12,041	PepsiCo, Inc.	800,004
26,308	Philip Morris International, Inc.	1,473,774
6,289	TreeHouse Foods, Inc.[a]	289,923
10,500	Wal-Mart Stores, Inc.	561,960

	Total Consumer Staples	5,952,257

Energy (0.8%)
4,461	Alpha Natural Resources, Inc.[a]	183,570
9,090	Apache Corporation	888,638
23,500	Arch Coal, Inc.	627,685
19,630	Baker Hughes, Inc.	836,238
18,000	Chevron Corporation	1,458,900
24,700	Complete Production Services, Inc.[a]	505,115
9,400	Dresser-Rand Group, Inc.[a]	346,766
22,790	ENSCO International plc ADR	1,019,397
23,794	Forest Oil Corporation[a]	706,682
8,000	Halliburton Company	264,560
78,600	International Coal Group, Inc.[a]	418,152
25,400	James River Coal Company[a]	445,262
6,309	National Oilwell Varco, Inc.	280,561
21,890	Occidental Petroleum Corporation	1,713,987
10,950	Schlumberger, Ltd.	674,630
16,750	Ultra Petroleum Corporation[a]	703,165
18,400	Weatherford International, Ltd.[a]	314,640
2,600	Whiting Petroleum Corporation[a]	248,326

	Total Energy	11,636,274

Financials (1.2%)
6,110	ACE, Ltd.	355,907
6,215	Affiliated Managers Group, Inc.[a]	484,832
27,750	American Express Company	1,166,333
13,909	Ameriprise Financial, Inc.	658,313
24,753	Bank of America Corporation	324,512
12,200	Chubb Corporation	695,278
180,960	Citigroup, Inc.[a]	705,744
20,250	Comerica, Inc.	752,287
15,883	Duke Realty Corporation	184,084
13,900	DuPont Fabros Technology, Inc.	349,585
5,900	Endurance Specialty Holdings, Ltd.	234,820
13,626	Equity One, Inc.	230,007
33,273	Fifth Third Bancorp	400,274
5,760	Franklin Resources, Inc.	615,744
3,510	Goldman Sachs Group, Inc.	507,476
4,490	Hanover Insurance Group, Inc.	211,030
14,018	HCC Insurance Holdings, Inc.	365,730
14,800	Healthcare Realty Trust, Inc.	346,172
18,398	Host Hotels & Resorts, Inc.	266,403
7,117	IntercontinentalExchange, Inc.[a]	745,292
20,900	Itau Unibanco Holding SA ADR	505,362
22,385	J.P. Morgan Chase & Company	852,197
29,400	KeyCorp	234,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (7.7%)	Value
Financials (1.2%) - continued
5,588	Lazard, Ltd.	$196,027
14,387	Morgan Stanley	355,071
17,790	Northern Trust Corporation	858,190
49,264	Ocwen Financial Corporation[a]	499,537
17,400	People’s United Financial, Inc.	227,766
10,200	Potlatch Corporation	346,800
12,586	Principal Financial Group, Inc.	326,229
12,200	SVB Financial Group[a]	516,304
29,900	Texas Capital Bancshares, Inc.[a]	516,373
23,300	U.S. Bancorp	503,746
4,880	Vanguard REIT ETF	254,150
13,424	W.R. Berkley Corporation	363,388
16,490	Wells Fargo & Company	414,394
35,200	Zions Bancorporation	751,872

	Total Financials	17,321,253

Health Care (1.0%)
26,210	Abbott Laboratories	1,369,210
3,100	Alexion Pharmaceuticals, Inc.[a]	199,516
21,700	Align Technology, Inc.[a]	424,886
2,100	Allergan, Inc.	139,713
4,100	Biogen Idec, Inc.[a]	230,092
9,412	C.R. Bard, Inc.	766,419
14,192	Celgene Corporation[a]	817,601
21,304	Community Health Systems, Inc.[a]	659,785
10,000	Covance, Inc.[a]	467,900
11,583	Coventry Health Care, Inc.[a]	249,382
13,140	Covidien, Ltd.	528,097
9,400	Hospira, Inc.[a]	535,894
5,930	Johnson & Johnson	367,423
74,056	King Pharmaceuticals, Inc.[a]	737,598
9,811	Medco Health Solutions, Inc.[a]	510,761
13,190	Novartis AG ADR	760,667
20,400	NuVasive, Inc.[a]	716,856
9,900	Omnicare, Inc.	236,412
13,000	Teva Pharmaceutical Industries, Ltd. ADR	685,750
22,250	Thermo Fisher Scientific, Inc.[a]	1,065,330
8,300	United Therapeutics Corporation[a]	464,883
35,467	UnitedHealth Group, Inc.	1,245,246
3,189	Varian Medical Systems, Inc.[a]	192,934
4,882	Vertex Pharmaceuticals, Inc.[a]	168,771
2,700	Waters Corporation[a]	191,106
13,750	Zimmer Holdings, Inc.[a]	719,538

	Total Health Care	14,451,770

Industrials (1.1%)
5,167	3M Company	448,031
2,770	Avery Dennison Corporation	102,822
5,220	Boeing Company	347,339
5,990	Caterpillar, Inc.	471,293
10,357	CSX Corporation	572,949
24,300	Delta Air Lines, Inc.[a]	282,852
21,665	Dover Corporation	1,131,130
5,463	Eaton Corporation	450,643
11,390	Emerson Electric Company	599,797
7,050	FedEx Corporation	602,775
3,700	Flowserve Corporation	404,854
16,040	Fluor Corporation	794,461
12,500	FTI Consulting, Inc.[a]	433,625
29,740	General Electric Company	483,275
8,641	Honeywell International, Inc.	379,686
15,990	Ingersoll-Rand plc	571,003

Shares	Common Stock (7.7%)	Value
Industrials (1.1%) - continued
79,532	Manitowoc Company, Inc.	$963,133
4,000	Manpower, Inc.	208,800
16,710	Norfolk Southern Corporation	994,412
18,550	Old Dominion Freight Line, Inc.[a]	471,541
33,317	Oshkosh Corporation[a]	916,217
3,652	Parker Hannifin Corporation	255,859
25,600	Shaw Group, Inc.[a]	859,136
6,950	Siemens AG ADR	732,530
10,210	Spirit Aerosystems Holdings, Inc.[a]	203,485
3,917	SPX Corporation	247,868
12,190	Teledyne Technologies, Inc.[a]	485,406
9,120	Textron, Inc.	187,507
6,300	Tyco International, Ltd.	231,399
5,574	United Technologies Corporation	397,036
8,398	Werner Enterprises, Inc.	172,075

	Total Industrials	15,402,939

Information Technology (1.6%)
10,100	Adobe Systems, Inc.[a]	264,115
13,400	ADTRAN, Inc.	473,020
9,286	Apple, Inc.[a]	2,634,902
95,787	Atmel Corporation[a]	762,465
48,433	Cisco Systems, Inc.[a]	1,060,683
5,800	Cognizant Technology Solutions Corporation[a]	373,926
16,300	CommVault Systems, Inc.[a]	424,289
95,469	Compuware Corporation[a]	814,351
8,250	eBay, Inc.[a]	201,300
48,110	EMC Corporation[a]	977,114
100	Equinix, Inc.[a]	10,235
1,886	F5 Networks, Inc.[a]	195,786
2,532	Google, Inc.[a]	1,331,300
8,600	Hewlett-Packard Company	361,802
11,200	Informatica Corporation[a]	430,192
13,820	Intel Corporation	265,759
5,216	International Business Machines Corporation	699,674
17,200	JDS Uniphase Corporation[a]	213,108
28,207	Juniper Networks, Inc.[a]	856,082
4,700	Lam Research Corporation[a]	196,695
30,000	Marvell Technology Group, Ltd.[a]	525,300
2,100	MasterCard, Inc.	470,400
56,400	Microsoft Corporation	1,381,236
39,600	Monster Worldwide, Inc.[a]	513,216
39,975	Oracle Corporation	1,073,329
13,516	Plantronics, Inc.	456,570
16,311	Polycom, Inc.[a]	444,964
8,200	QUALCOMM, Inc.	369,984
74,801	Teradyne, Inc.[a]	833,283
44,584	TIBCO Software, Inc.[a]	790,920
16,731	Tyco Electronics, Ltd.	488,880
17,800	ValueClick, Inc.[a]	232,824
7,850	VeriFone Systems, Inc.[a]	243,899
8,350	Visa, Inc.	620,071
74,840	Xerox Corporation	774,594
35,501	Xilinx, Inc.	944,682

	Total Information Technology	22,710,950

Materials (0.3%)
5,258	Albemarle Corporation	246,127
6,900	Allegheny Technologies, Inc.	320,505
2,000	CF Industries Holdings, Inc.	191,000
2,200	Cliffs Natural Resources, Inc.	140,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (7.7%)	Value
Materials (0.3%) - continued
29,582	E.I. du Pont de Nemours and Company	$1,319,949
5,032	Freeport-McMoRan Copper & Gold, Inc.	429,682
7,878	Silgan Holdings, Inc.	249,733
16,780	Steel Dynamics, Inc.	236,766
12,700	Temple-Inland, Inc.	236,982

	Total Materials	3,371,368

Telecommunications Services (0.1%)
18,640	AT&T, Inc.	533,104
5,740	Telephone and Data Systems, Inc.	188,272
28,090	Verizon Communications, Inc.	915,453

	Total Telecommunications Services	1,636,829

Utilities (0.2%)
5,015	Alliant Energy Corporation	182,295
29,390	American Electric Power Company, Inc.	1,064,800
12,700	CMS Energy Corporation	228,854
9,690	Duke Energy Corporation	171,610
17,292	NV Energy, Inc.	227,390
8,952	Portland General Electric Company	181,546
12,759	Southwest Gas Corporation	428,575
22,983	UGI Corporation	657,544
7,520	Xcel Energy, Inc.	172,734

	Total Utilities	3,315,348

	Total Common Stock (cost $104,262,797)	109,374,328

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Asset-Backed Securities (0.7%)
	GSAMP Trust
2,511,846	0.436%, 10/25/2010[b]	2,186,095
	J.P. Morgan Mortgage Trust
7,500,000	5.461%, 10/25/2036	5,679,780
	Renaissance Home Equity Loan Trust
3,500,000	6.011%, 5/25/2036	2,498,818

	Total Asset-Backed Securities	10,364,693

Basic Materials (0.1%)
	Arch Coal, Inc.
285,000	8.750%, 8/1/2016	314,212
	CF Industries, Inc.
285,000	7.125%, 5/1/2020	311,719
	CONSOL Energy, Inc.
285,000	8.000%, 4/1/2017[c]	308,512
	FMG Finance, Pty., Ltd.
260,000	10.625%, 9/1/2016[c]	320,125
	Georgia-Pacific Corporation
270,000	8.000%, 1/15/2024	303,075
	Lyondell Chemical Company
270,000	11.000%, 5/1/2018	298,688

	Total Basic Materials	1,856,331

Capital Goods (0.1%)
	Case New Holland, Inc.
330,000	7.875%, 12/1/2017[c]	358,463

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Capital Goods (0.1%) - continued
	Owens-Illinois, Inc.
$285,000	7.800%, 5/15/2018	$305,662

	Total Capital Goods	664,125

Collateralized Mortgage Obligations (1.1%)
	Citigroup Mortgage Loan Trust, Inc.
1,099,918	5.500%, 11/25/2035	919,420
	Citimortgage Alternative Loan Trust
3,559,343	5.750%, 4/25/2037	2,817,096
	Countrywide Alternative Loan Trust
691,405	6.000%, 1/25/2037	483,253
	Countrywide Home Loans
2,690,903	5.750%, 4/25/2037	2,245,797
	Deutsche Alt-A Securities, Inc.
863,429	5.500%, 10/25/2021	763,888
1,444,470	6.000%, 10/25/2021	1,189,741
	HomeBanc Mortgage Trust
883,439	5.950%, 4/25/2037	571,782
	J.P. Morgan Mortgage Trust
491,782	5.896%, 10/25/2036	445,005
	MASTR Alternative Loans Trust
842,221	6.500%, 7/25/2034	868,800
	Merrill Lynch Alternative Note Asset Trust
862,434	6.000%, 3/25/2037	675,868
	Sequoia Mortgage Trust
907,454	5.588%, 9/20/2046	327,584
	WaMu Mortgage Pass Through Certificates
1,626,844	5.864%, 9/25/2036	1,471,497
1,482,455	5.988%, 10/25/2036	1,365,955
1,608,291	5.513%, 11/25/2036	1,468,453

	Total Collateralized Mortgage Obligations	15,614,139

Commercial Mortgage-Backed Securities (2.1%)
	Banc of America Commercial Mortgage, Inc.
6,000,000	5.837%, 6/10/2049	6,191,760
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,057,934
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,761,887
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
5,300,000	5.617%, 10/15/2048	5,768,435
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
218,155	3.342%, 12/25/2019	230,215
	Government National Mortgage Association
219,539	2.164%, 3/16/2033	223,736
218,009	3.214%, 1/16/2040	228,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Commercial Mortgage-Backed Securities (2.1%) - continued
	Greenwich Capital Commercial Funding Corporation
$1,710,000	5.867%, 12/10/2049	$1,557,519
	GS Mortgage Securities Corporation II
6,549,700	4.761%, 7/10/2039	6,879,726
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,100,000	5.814%, 6/12/2043	5,552,436

	Total Commercial Mortgage- Backed Securities	30,452,549

Communications Services (0.2%)
	CCO Holdings, LLC
200,000	7.250%, 10/30/2017[c]	202,750
	Cincinnati Bell, Inc.
300,000	8.250%, 10/15/2017	303,000
	Clear Channel Worldwide Holdings, Inc.
215,000	9.250%, 12/15/2017	229,512
	Intelsat Jackson Holdings, Ltd.
220,000	8.500%, 11/1/2019[c]	238,700
	MetroPCS Wireless, Inc.
400,000	7.875%, 9/1/2018	412,000
	New Communications Holdings, Inc.
235,000	8.250%, 4/15/2017	257,031
	Qwest Communications International, Inc.
300,000	7.500%, 2/15/2014	306,000
	Virgin Media Finance plc
285,000	8.375%, 10/15/2019	312,788

	Total Communications Services	2,261,781

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
410,000	8.250%, 8/15/2020	431,525
	KB Home
233,000	6.250%, 6/15/2015	222,515
	Macy’s Retail Holdings, Inc.
260,000	8.375%, 7/15/2015	297,700
	MGM Resorts International
260,000	11.125%, 11/15/2017	296,075
	Pinnacle Entertainment, Inc.
300,000	8.625%, 8/1/2017	318,375
	Royal Caribbean Cruises, Ltd.
300,000	6.875%, 12/1/2013	315,750
	Starwood Hotels & Resorts Worldwide, Inc.
300,000	6.750%, 5/15/2018	322,500
	Toys R Us Property Company I, LLC
260,000	10.750%, 7/15/2017	293,800
	WMG Acquisition Corporation
285,000	9.500%, 6/15/2016	304,950

	Total Consumer Cyclical	2,803,190

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Consumer Non-Cyclical (0.1%)
	Biomet, Inc.
$230,000	10.375%, 10/15/2017	$255,300
	HCA, Inc.
270,000	9.625%, 11/15/2016	292,950
	JBS USA, LLC/JBS USA Finance, Inc.
260,000	11.625%, 5/1/2014	300,300

	Total Consumer Non-Cyclical	848,550

Energy (0.1%)
	Linn Energy, LLC
300,000	7.750%, 2/1/2021[c]	302,625
	Petrohawk Energy Corporation
285,000	7.875%, 6/1/2015	298,537
	Pioneer Natural Resources Company
220,000	7.500%, 1/15/2020	242,088
	Plains Exploration & Production Company
300,000	7.625%, 6/1/2018	315,000

	Total Energy	1,158,250

Financials (0.2%)
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[c]	233,867
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[c]	227,433
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[c]	228,909
	CIE Financement Foncier
225,000	2.125%, 4/22/2013[c]	229,079
	CIT Group, Inc.
232,740	7.000%, 5/1/2017	227,794
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[c]	231,265
	GMAC, Inc.
300,000	8.300%, 2/12/2015[c]	327,000
	Icahn Enterprises, LP
235,000	8.000%, 1/15/2018	236,175
	International Bank for Reconstruction & Development
225,000	2.375%, 5/26/2015	235,493
	International Lease Finance Corporation
300,000	5.400%, 2/15/2012	301,500
	Royal Bank of Canada
215,000	3.125%, 4/14/2015[c]	227,355
	Toronto-Dominion Bank
220,000	2.200%, 7/29/2015[c]	222,950

	Total Financials	2,928,820

Foreign Government (<0.1%)
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[c]	236,522
	Kreditanstalt fuer Wiederaufbau
120,000	1.250%, 6/15/2012	121,590

	Total Foreign Government	358,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Mortgage-Backed Securities (0.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$450,000	4.000%, 10/1/2025[d]	$469,688
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	6.000%, 10/1/2040[d]	938,027
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
875,000	4.500%, 10/1/2040[d,e]	911,094

	Total Mortgage-Backed Securities	2,318,809

Technology (<0.1%)
	Freescale Semiconductor, Inc.
285,000	9.250%, 4/15/2018[c]	296,400

	Total Technology	296,400

Transportation (<0.1%)
	Delta Air Lines, Inc.
300,000	9.500%, 9/15/2014[c]	325,500

	Total Transportation	325,500

U.S. Government and Agencies (2.2%)
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2012[c]	89,183
90,000	Zero Coupon, 1/7/2014[c]	86,394
	Federal Agricultural Mortgage Corporation
225,000	2.125%, 9/15/2015	227,833
	Federal Home Loan Banks
870,000	5.375%, 5/18/2016	1,038,464
1,300,000	5.000%, 11/17/2017	1,539,916
	Federal Home Loan Mortgage Corporation
1,355,000	1.125%, 7/27/2012	1,370,715
430,000	2.500%, 1/7/2014	451,274
595,000	4.875%, 6/13/2018	699,033
315,000	3.750%, 3/27/2019	342,516
	Federal National Mortgage Association
710,000	2.000%, 4/15/2013	715,003
325,000	4.375%, 10/15/2015	368,604
255,000	6.250%, 5/15/2029	333,348
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	232,127
	U.S. Treasury Bonds
375,000	4.625%, 2/15/2040	438,164
	U.S. Treasury Bonds, TIPS
65,562	2.125%, 2/15/2040	73,261
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[f]	4,006,564
260,000	1.125%, 6/15/2013	263,697
1,745,000	1.750%, 1/31/2014	1,801,985
5,150,000	2.500%, 4/30/2015	5,459,803
475,000	1.875%, 6/30/2015	489,473
650,000	2.625%, 2/29/2016	690,777
1,550,000	3.250%, 3/31/2017	1,690,469
1,350,000	3.625%, 2/15/2020	1,480,676
2,940,000	3.500%, 5/15/2020	3,191,282

Principal Amount	Long-Term Fixed Income (7.2%)	Value
U.S. Government and Agencies (2.2%) - continued
$455,000	7.625%, 2/15/2025	$698,496
1,275,000	4.375%, 5/15/2040	1,431,991
	U.S. Treasury Notes, TIPS
282,389	3.375%, 1/15/2012	295,715
314,586	0.625%, 4/15/2013	323,016
353,961	2.000%, 1/15/2014	379,623
296,853	1.625%, 1/15/2015	317,238
259,083	2.500%, 7/15/2016	293,411
331,342	2.625%, 7/15/2017	382,027
277,241	1.375%, 1/15/2020	294,634
75,177	2.375%, 1/15/2025	86,448

	Total U.S. Government and Agencies	31,583,160

Utilities (<0.1%)
	El Paso Corporation
285,000	7.000%, 6/15/2017	302,632
	NRG Energy, Inc.
300,000	7.375%, 2/1/2016	308,625

	Total Utilities	611,257

	Total Long-Term Fixed Income (cost $94,898,592)	104,445,666

Principal Amount	Short-Term Investments (11.0%)[g]	Value
	Bank of America Repurchase Agreement
20,000,000	0.170%, 10/1/2010[h]	20,000,000
	Federal Home Loan Bank Discount Notes
25,000,000	0.100%, 10/27/2010	24,998,259
10,000,000	0.150%, 11/3/2010	9,998,625
	Federal Home Loan Mortgage Corporation Discount Notes
25,000,000	0.122%, 10/13/2010	24,999,010
5,000,000	0.080%, 10/21/2010	4,999,778
10,000,000	0.130%, 10/22/2010	9,999,268
20,480,000	0.130%, 10/26/2010	20,478,151
5,000,000	0.160%, 11/5/2010	4,999,222
	Federal National Mortgage Association Discount Notes
1,050,000	0.200%, 10/18/2010[f]	1,049,902
30,000,000	0.150%, 10/25/2010	29,997,000
5,000,000	0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	156,518,694

	Total Investments (cost $1,445,409,229) 99.8%	$1,423,558,945

	Other Assets and Liabilities, Net 0.2%	2,202,378

	Total Net Assets 100.0%	$1,425,761,323

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $4,693,032 or 0.3% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	At September 30, 2010, $5,056,466 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
h	Repurchase agreement dated September 30, 2010, $20,000,094 maturing October 1, 2010, collateralized by $20,400,592 Residual Funding Strip, zero coupon due January 15, 2021.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$35,984,998
Gross unrealized depreciation	(57,835,282)

Net unrealized appreciation (depreciation)	$(21,850,284)

Cost for federal income tax purposes	$1,445,409,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	353,171,817	353,171,817	–	–
Fixed Income Mutual Funds	700,048,440	700,048,440	–	–
Common Stock
Consumer Discretionary	13,575,340	13,575,340	–	–
Consumer Staples	5,952,257	5,952,257	–	–
Energy	11,636,274	11,636,274	–	–
Financials	17,321,253	17,321,253	–	–
Health Care	14,451,770	14,451,770	–	–
Industrials	15,402,939	15,402,939	–	–
Information Technology	22,710,950	22,710,950	–	–
Materials	3,371,368	3,371,368	–	–
Telecommunications Services	1,636,829	1,636,829	–	–
Utilities	3,315,348	3,315,348	–	–
Long-Term Fixed Income
Asset-Backed Securities	10,364,693	–	10,364,693	–
Basic Materials	1,856,331	–	1,856,331	–
Capital Goods	664,125	–	664,125	–
Collateralized Mortgage Obligations	15,614,139	–	15,614,139	–
Commercial Mortgage-Backed Securities	30,452,549	–	30,452,549	–
Communications Services	2,261,781	–	2,261,781	–
Consumer Cyclical	2,803,190	–	2,803,190	–
Consumer Non-Cyclical	848,550	–	848,550	–
Energy	1,158,250	–	1,158,250	–
Financials	2,928,820	–	2,928,820	–
Foreign Government	358,112	–	358,112	–
Mortgage-Backed Securities	2,318,809	–	2,318,809	–
Technology	296,400	–	296,400	–
Transportation	325,500	–	325,500	–
U.S. Government and Agencies	31,583,160	–	31,583,160	–
Utilities	611,257	–	611,257	–
Short-Term Investments	156,518,694	–	156,518,694	–

Total	$1,423,558,945	$1,162,594,585	$260,964,360	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,809,414	1,809,414	–	–
Call Options Written	1,438	–	–	1,438

Total Asset Derivatives	$1,810,852	$1,809,414	$–	$1,438

Liability Derivatives
Futures Contracts	630,119	630,119	–	–

Total Liability Derivatives	$630,119	$630,119	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately Conservative Allocation Portfolio.

Other Financial Instruments	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Asset Derivatives
Call Options Written	–	–	–	1,438	–	–	–	1,438

Total	$–	$–	$–	$1,438	$–	$–	$–	$1,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	48	December 2010	$3,671,079	$3,735,840	$64,761
Russell 2000 Index Mini-Futures	(74)	December 2010	(4,674,917)	(4,991,300)	(316,383)
S&P 400 Index Mini-Futures	(73)	December 2010	(5,526,994)	(5,840,730)	(313,736)
S&P 500 Index Futures	332	December 2010	92,601,447	94,346,100	1,744,653
Total Futures Contracts					$1,179,295

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNCL Mortgage Backed Call Option	1	$104.72	October 2010	($312)	$1,438
Total Call Options Written				($312)	$1,438

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Real Estate Securities	$20,581,955	$1,893,408	$28,896	1,928,042	$26,829,663	$–
Partner Small Cap Value	18,563,033	990,874	14,448	1,253,516	20,906,773	44,170
Small Cap Stock	14,943,231	1,426,982	21,672	1,614,844	17,338,419	6,926
Partner Mid Cap Value	21,911,316	1,033,178	14,448	2,119,789	25,234,599	86,474
Mid Cap Stock	33,656,035	1,915,029	7,528,896	2,915,499	30,903,415	21,621
Partner Worldwide Allocation	32,456,561	21,789,705	57,793	7,043,035	58,891,041	2,889
Partner International Stock	37,209,802	16,013	–	3,725,745	37,795,073	16,013
Large Cap Growth II	33,851,497	2,999,672	1,483,294	4,842,556	33,383,128	44,478
Large Cap Value	66,870,534	4,278,190	65,017	7,367,157	71,537,300	18,021
Large Cap Stock	21,481,444	927,570	1,491,647	2,707,449	20,804,311	3,667
Equity Income Plus	8,557,906	484,141	7,224	1,142,786	9,548,095	10,789
High Yield	47,830,809	23,221,251	10,341,628	13,328,085	63,120,476	3,748,648
Income	131,353,189	50,203,076	108,361	19,150,415	193,227,685	6,125,229
Limited Maturity Bond	372,300,168	83,073,798	21,061,744	45,064,471	443,700,279	10,074,366
Total Value and Income Earned	861,567,480				1,053,220,257	20,203,293

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Technology Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.5%)	Value
Communications Equipment (11.3%)
39,630	Calix, Inc.[a,b]	$569,087
50,506	Cisco Systems, Inc.[b]	1,106,081
42,613	QUALCOMM, Inc.	1,922,699

	Total Communications Equipment	3,597,867

Computers & Peripherals (11.9%)
8,026	Apple, Inc.[b]	2,277,378
30,580	NETAPP, Inc.[b]	1,522,578

	Total Computers & Peripherals	3,799,956

Consumer Discretionary (8.2%)
24,470	Coinstar, Inc.[a,b]	1,051,965
51,520	GameStop Corporation[a,b]	1,015,459
17,800	Lamar Advertising Company[a,b]	566,396

	Total Consumer Discretionary	2,633,820

Electronic Equipment, Instruments & Components (6.8%)
18,350	Amphenol Corporation	898,783
13,190	Dolby Laboratories, Inc.[b]	749,324
13,830	DTS, Inc.[b]	527,891

	Total Electronic Equipment, Instruments & Components	2,175,998

Industrials (6.1%)
23,940	DigitalGlobe, Inc.[b]	727,776
54,380	Iron Mountain, Inc.	1,214,849

	Total Industrials	1,942,625

Internet Software & Services (6.7%)
8,660	Equinix, Inc.[a,b]	886,351
2,415	Google, Inc.[b]	1,269,783

	Total Internet Software & Services	2,156,134

IT Consulting & Services (8.1%)
11,220	Cognizant Technology Solutions Corporation[b]	723,353
36,230	Echo Global Logistics, Inc.[a,b]	462,657
17,200	Global Payments, Inc.	737,708
2,940	MasterCard, Inc.	658,560

	Total IT Consulting & Services	2,582,278

Materials (2.3%)
34,420	STR Holdings, Inc.[a,b]	741,407

	Total Materials	741,407

Semiconductors & Semiconductor Equipment (7.9%)
8,744	Altera Corporation	263,719
19,060	Broadcom Corporation	674,533
17,550	Cavium Networks, Inc.[a,b]	504,738
18,990	Linear Technology Corporation	583,563
18,090	Xilinx, Inc.	481,375

	Total Semiconductors & Semiconductor Equipment	2,507,928

Software (22.0%)
54,610	Activision Blizzard, Inc.	590,880

Shares	Common Stock (98.5%)	Value
Software (22.0%) - continued
10,760	Citrix Systems, Inc.[b]	$734,262
24,450	CommVault Systems, Inc.[b]	636,434
31,720	Microsoft Corporation	776,823
34,319	Motricity, Inc.[a,b]	412,171
32,360	Oracle Corporation	868,866
28,893	RealD, Inc.[a,b]	534,232
7,710	Salesforce.com, Inc.[b]	861,978
93,700	Sonic Solutions, Inc.[a,b]	1,066,306
21,990	SuccessFactors, Inc.[b]	552,169

	Total Software	7,034,121

Telecommunications Services (7.2%)
30,757	American Tower Corporation[b]	1,576,604
38,140	TW Telecom, Inc.[b]	708,260

	Total Telecommunications Services	2,284,864

	Total Common Stock (cost $23,088,568)	31,456,998

Shares	Collateral Held for Securities Loaned (20.2%)	Value
6,437,369	Thrivent Financial Securities Lending Trust	6,437,369
	Total Collateral Held for Securities Loaned (cost $6,437,369)	6,437,369

	Total Investments (cost $29,525,937) 118.7%	$37,894,367

	Other Assets and Liabilities, Net (18.7%)	(5,956,655)

	Total Net Assets 100.0%	$31,937,712

a	All or a portion of the security is on loan.
b	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$8,744,281
Gross unrealized depreciation	(375,851)

Net unrealized appreciation (depreciation)	$8,368,430

Cost for federal income tax purposes	$29,525,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Partner Technology Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Technology Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,597,867	3,597,867	–	–
Computers & Peripherals	3,799,956	3,799,956	–	–
Consumer Discretionary	2,633,820	2,633,820	–	–
Electronic Equipment, Instruments & Components	2,175,998	2,175,998	–	–
Industrials	1,942,625	1,942,625	–	–
Internet Software & Services	2,156,134	2,156,134	–	–
IT Consulting & Services	2,582,278	2,582,278	–	–
Materials	741,407	741,407	–	–
Semiconductors & Semiconductor Equipment	2,507,928	2,507,928	–	–
Software	7,034,121	7,034,121	–	–
Telecommunications Services	2,284,864	2,284,864	–	–
Collateral Held for Securities Loaned	6,437,369	6,437,369	–	–

Total	$37,894,367	$37,894,367	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$3,353,411	$30,687,584	$27,603,626	6,437,369	$6,437,369	$17,514
Total Value and Income Earned	3,353,411				6,437,369	17,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.7%)	Value
Biotechnology (28.9%)
2,700	Alexion Pharmaceuticals, Inc.[a]	$173,772
7,000	AMAG Pharmaceuticals, Inc.[a]	120,470
19,040	Amgen, Inc.[a]	1,049,294
15,143	BioMarin Pharmaceutical, Inc.[a]	338,446
15,100	Celgene Corporation[a]	869,911
7,100	Genzyme Corporation[a]	502,609
11,728	Human Genome Sciences, Inc.[a]	349,377
6,700	InterMune, Inc.[a]	91,254
6,940	Momenta Pharmaceuticals, Inc.[a]	104,447
12,700	Onyx Pharmaceuticals, Inc.[a]	335,026
7,300	Savient Pharmaceuticals, Inc.[a]	166,951
5,243	Targacept, Inc.[a]	117,129
12,245	United Therapeutics Corporation[a]	685,843

	Total Biotechnology	4,904,529

Health Care Equipment (14.7%)
15,289	Given Imaging, Ltd.[a]	275,202
1,200	Intuitive Surgical, Inc.[a]	340,488
14,000	St. Jude Medical, Inc.[a]	550,760
6,900	Stryker Corporation	345,345
17,347	Thoratec Corporation[a]	641,492
5,667	Varian Medical Systems, Inc.[a]	342,854

	Total Health Care Equipment	2,496,141

Health Care Supplies (2.2%)
18,787	Align Technology, Inc.[a]	367,849

	Total Health Care Supplies	367,849

Life Sciences Tools & Services (1.1%)
3,700	Illumina, Inc.[a]	182,040

	Total Life Sciences Tools & Services	182,040

Pharmaceuticals (48.8%)
21,400	Abbott Laboratories	1,117,936
6,592	Dr. Reddy’s Laboratories, Ltd. ADR	212,394
1,500	Egis plc	164,802
34,000	Hikma Pharmaceuticals plc	367,986
38,300	Merck & Company, Inc.	1,409,823
36,000	Mylan, Inc.[a]	677,160
4,900	Nichi-iko Pharmaceutical Company, Ltd.	170,507
24,400	Novartis AG	1,404,342
4,040	Novo Nordisk A/S ADR	397,698
13,020	Pharmstandard GDR[a]	292,444
7,010	Roche Holding AG	957,741
2,100	Sawai Pharmaceutical Company, Ltd.	188,920
14,100	Teva Pharmaceutical Industries, Ltd. ADR	743,775
2,800	Towa Pharmaceutical Company, Ltd.	157,591

	Total Pharmaceuticals	8,263,119

	Total Common Stock (cost $14,184,378)	16,213,678

	Total Investments (cost $14,184,378) 95.7%	$16,213,678

	Other Assets and Liabilities, Net 4.3%	734,166

	Total Net Assets 100.0%	$16,947,844

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,269,562
Gross unrealized depreciation	(240,262)

Net unrealized appreciation (depreciation)	$2,029,300

Cost for federal income tax purposes	$14,184,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Healthcare Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	4,904,529	4,904,529	–	–
Health Care Equipment	2,496,141	2,496,141	–	–
Health Care Supplies	367,849	367,849	–	–
Life Sciences Tools & Services	182,040	182,040	–	–
Pharmaceuticals	8,263,119	4,851,230	3,411,889	–

Total	$16,213,678	$12,801,789	$3,411,889	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Partner Natural Resources Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (89.8%)	Value
Coal & Consumable Fuels (2.1%)
1,010	Arch Coal, Inc.	$26,977
2,840	CONSOL Energy, Inc.	104,966
210	Patriot Coal Corporation[a]	2,396
7,380	Peabody Energy Corporation	361,694

	Total Coal & Consumable Fuels	496,033

Industrials (0.6%)
1,450	Aegean Marine Petroleum Network, Inc.	24,128
3,000	Saipem SPA	120,584

	Total Industrials	144,712

Integrated Oil & Gas (20.1%)
10,240	Chevron Corporation	829,952
4,700	Coastal Energy Company[a]	18,272
4,670	ConocoPhillips	268,198
520	Eni SPA ADR	22,454
10,042	Exxon Mobil Corporation	620,495
4,990	Hess Corporation	295,009
1,630	Husky Energy, Inc.	39,637
10,240	Marathon Oil Corporation	338,944
5,790	Murphy Oil Corporation	358,517
8,580	Occidental Petroleum Corporation	671,814
6,470	Petroleo Brasileiro SA ADR	234,667
19,752	Suncor Energy, Inc.	643,106
6,690	Total SA ADR	345,204

	Total Integrated Oil & Gas	4,686,269

Materials (10.0%)
200	Alcoa, Inc.	2,422
2,840	Aluminum Corporation of China, Ltd. ADR[a]	67,620
3,450	Barrick Gold Corporation	159,440
5,350	BHP Billiton, Ltd.	203,930
1,130	E.I. du Pont de Nemours and Company	50,421
23,260	Eldorado Gold Corporation	429,979
1,838	Fibria Celulose SA ADR[a]	31,779
2,480	First Quantum Minerals, Ltd.	188,609
5,500	Gammon Gold, Inc.[a]	38,327
9,230	Goldcorp, Inc.	400,992
4,500	HudBay Minerals, Inc.	64,073
200	Intrepid Potash, Inc.[a]	5,214
3,500	Newcrest Mining, Ltd.	133,953
140	Newmont Mining Corporation	8,793
600	Praxair, Inc.	54,156
5,820	Southern Copper Corporation	204,399
9,040	Vale SA SP ADR	282,681

	Total Materials	2,326,788

Oil & Gas Drilling (7.8%)
2,880	Diamond Offshore Drilling, Inc.	195,178
6,690	Helmerich & Payne, Inc.	270,677
5,380	Nabors Industries, Ltd.[a]	97,163
11,040	Noble Corporation	373,042
6,790	Pride International, Inc.[a]	199,830
480	Rowan Companies, Inc.[a]	14,573
136	Seahawk Drilling, Inc.[a]	1,150
10,290	Transocean, Ltd.[a]	661,544

	Total Oil & Gas Drilling	1,813,157

Shares	Common Stock (89.8%)	Value
Oil & Gas Equipment & Services (15.4%)
2,190	Acergy SA ADR	$40,405
7,936	Baker Hughes, Inc.	338,074
14,030	Cameron International Corporation[a]	602,729
7,480	Dresser-Rand Group, Inc.[a]	275,937
4,210	Dril-Quip, Inc.[a]	261,483
5,250	FMC Technologies, Inc.[a]	358,523
13,120	Halliburton Company	433,878
14,410	National Oilwell Varco, Inc.	640,813
6,716	Schlumberger, Ltd.	413,773
790	Technip SA ADR	63,753
1,390	Tesco Corporation[a]	16,722
1,660	Trican Well Service, Ltd.	26,475
7,150	Weatherford International, Ltd.[a]	122,265

	Total Oil & Gas Equipment & Services	3,594,830

Oil & Gas Exploration & Production (33.4%)
7,180	Anadarko Petroleum Corporation	409,619
9,230	Apache Corporation	902,325
3,100	Berry Petroleum Company	98,363
5,340	Cabot Oil & Gas Corporation	160,787
11,230	Canadian Natural Resources, Ltd.	388,450
1,560	Carrizo Oil & Gas, Inc.[a]	37,346
8,780	Cenovus Energy, Inc.	252,503
182	Chinook Energy, Inc.[a]	428
2,450	Cimarex Energy Company	162,141
1,530	CNOOC, Ltd. ADR	297,279
12,430	Crew Energy, Inc.[a]	219,993
2,110	Denbury Resources, Inc.[a]	33,528
8,820	Devon Energy Corporation	571,007
9,230	EnCana Corporation	278,900
10,050	EOG Resources, Inc.	934,348
5,650	EQT Corporation	203,739
5,300	EXCO Resources, Inc.	78,811
2,200	Forest Oil Corporation[a]	65,340
620	Mariner Energy, Inc.[a]	15,023
2,200	MEG Energy Corporation[a]	76,655
4,350	Newfield Exploration Company[a]	249,864
4,980	Nexen, Inc.	100,190
240	Niko Resources, Ltd.	23,620
5,130	Noble Energy, Inc.	385,212
2,130	Pan Orient Energy Corporation[a]	15,464
600	Paramount Resources, Ltd.[a]	11,873
2,297	PetroBakken Energy, Ltd.	51,503
2,450	Pioneer Natural Resources Company	159,323
9,230	Progress Energy Resources Corporation	104,689
8,390	Range Resources Corporation	319,911
4,840	Southwestern Energy Company[a]	161,850
39,500	Talisman Energy, Inc.	691,029
3,450	Whiting Petroleum Corporation[a]	329,509

	Total Oil & Gas Exploration & Production	7,790,622

Oil & Gas Refining & Marketing (0.2%)
2,000	Valero Energy Corporation	35,020

	Total Oil & Gas Refining & Marketing	35,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Partner Natural Resources Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (89.8%)	Value
Oil & Gas Storage & Transportation (0.2%)
1,820	Williams Companies, Inc.	$34,780

	Total Oil & Gas Storage & Transportation	34,780

	Total Common Stock (cost $20,848,341)	20,922,211

Principal Amount	Short-Term Investments (6.4%)[b]	Value
1,500,000	Federal National Mortgage Association Discount Notes 0.060%, 10/6/2010	1,499,987

	Total Short-Term Investments (at amortized cost)	1,499,987

	Total Investments (cost $22,348,328) 96.2%	$22,422,198

	Other Assets and Liabilities, Net 3.8%	878,615

	Total Net Assets 100.0%	$23,300,813

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,817,630
Gross unrealized depreciation	(1,743,760)

Net unrealized appreciation (depreciation)	$73,870

Cost for federal income tax purposes	$22,348,328

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Natural Resources Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	496,033	496,033	–	–
Industrials	144,712	24,128	120,584	–
Integrated Oil & Gas	4,686,269	3,985,254	701,015	–
Materials	2,326,788	707,485	1,619,303	–
Oil & Gas Drilling	1,813,157	1,813,157	–	–
Oil & Gas Equipment & Services	3,594,830	3,568,355	26,475	–
Oil & Gas Exploration & Production	7,790,622	5,575,325	2,215,297	–
Oil & Gas Refining & Marketing	35,020	35,020	–	–
Oil & Gas Storage & Transportation	34,780	34,780	–	–
Short-Term Investments	1,499,987	–	1,499,987	–

Total	$22,422,198	$16,239,537	$6,182,661	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Partner Emerging Markets Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.6%)	Value
Brazil (17.6%)
51,072	Banco Bradesco SA ADR	$1,040,847
12,900	Lojas Renner SA	438,387
16,500	Multiplan Empreendimentos Imobiliarios SA	350,771
33,500	Petroleo Brasileiro SA ADR	1,099,471
10,300	Souza Cruz SA	520,357
13,350	Ultrapar Participacoes SA	801,868
46,447	Vale SA SP PREF ADR	1,288,904

	Total Brazil	5,540,605

Chile (1.9%)
6,300	Banco Santander Chile SA ADR	608,265

	Total Chile	608,265

China (3.0%)
827,000	PetroChina Company, Ltd.	961,534

	Total China	961,534

Hong Kong (8.8%)
114,500	China Mobile, Ltd.	1,171,318
122,000	Hang Lung Group, Ltd.	795,498
47,000	Swire Pacific, Ltd., Class A	646,166
60,000	Swire Pacific, Ltd., Class B	154,518

	Total Hong Kong	2,767,500

Hungary (2.6%)
3,571	Richter Gedeon Nyrt	826,109

	Total Hungary	826,109

India (12.6%)
36,500	Bharti Airtel, Ltd.	297,005
5,500	GlaxoSmithKline Pharmaceuticals, Ltd.	270,579
2,200	Grasim Industries, Ltd.	108,705
4,350	Grasim Industries, Ltd. GDR	216,456
12,700	Hero Honda Motors, Ltd.	525,085
70,000	Hindustan Unilever, Ltd.	480,499
48,525	Housing Development Finance Corporation	790,731
6,000	ICICI Bank, Ltd.	148,025
5,000	ICICI Bank, Ltd. ADR	249,250
7,200	Infosys Technologies, Ltd.	487,635
3,900	Infosys Technologies, Ltd. ADR	262,509
3,886	Ultra Tech Cement, Ltd.	91,985
1,242	Ultra Tech Cement, Ltd. GDR	58,740

	Total India	3,987,204

Indonesia (2.6%)
130,000	PT Astra International Tbk	824,976

	Total Indonesia	824,976

Israel (1.5%)
6,200	Check Point Software Technologies, Ltd.[a]	228,966
4,450	Teva Pharmaceutical Industries, Ltd. ADR	234,738

	Total Israel	463,704

Luxembourg (2.0%)
16,100	Tenaris SA ADR	618,562

	Total Luxembourg	618,562

Shares	Common Stock (95.6%)	Value
Malaysia (2.7%)
220,000	CIMB Group Holdings Berhad	$581,842
66,500	Public Bank Berhad	267,878

	Total Malaysia	849,720

Mexico (7.2%)
17,200	Fomento Economico Mexicano SAB de CV ADR	872,557
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	322,864
205,000	Grupo Financiero Banorte SAB de CV ADR	777,593
107,601	Organizacion Soriana SAB de CV	297,997

	Total Mexico	2,271,011

Philippines (2.3%)
840,000	Ayala Land, Inc.	336,011
312,897	Bank of the Philippine Islands	387,855

	Total Philippines	723,866

Poland (1.5%)
8,290	Bank Pekao SA	489,151

	Total Poland	489,151

Russia (2.6%)
14,400	LUKOIL ADR	820,662

	Total Russia	820,662

South Africa (5.5%)
46,780	Massmart Holdings, Ltd.	990,676
74,300	Truworths International, Ltd.	744,791

	Total South Africa	1,735,467

South Korea (5.2%)
1,634	Samsung Electronics Company, Ltd.	797,955
1,570	Samsung Electronics Company, Ltd. GDR	385,243
887	Shinsegae Company, Ltd.	468,210

	Total South Korea	1,651,408

Taiwan (4.7%)
188,000	Taiwan Mobile Company, Ltd.	388,376
553,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,095,374

	Total Taiwan	1,483,750

Thailand (4.7%)
124,700	PTT Exploration & Production pcl	632,797
70,200	Siam Cement pcl	851,525

	Total Thailand	1,484,322

Turkey (4.5%)
157,333	Akbank TAS	960,301
15,660	BIM Birlesik Magazalar AS	451,951

	Total Turkey	1,412,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Partner Emerging Markets Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.6%)	Value
United Kingdom (2.1%)
23,500	Standard Chartered plc[a]	$674,767

	Total United Kingdom	674,767

	Total Common Stock (cost $24,902,723)	30,194,835

	Total Investments (cost $24,902,723) 95.6%	$30,194,835

	Other Assets and Liabilities, Net 4.4%	1,385,237

	Total Net Assets 100.0%	$31,580,072

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,872,291
Gross unrealized depreciation	(580,179)

Net unrealized appreciation (depreciation)	$5,292,112

Cost for federal income tax purposes	$24,902,723

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,299,446	–	3,299,446	–
Consumer Staples	3,316,040	872,557	2,443,483	–
Energy	4,934,894	2,538,695	2,396,199	–
Financials	8,108,014	1,898,362	6,209,652	–
Health Care	1,331,426	234,738	1,096,688	–
Industrials	2,801,730	381,604	2,420,126	–
Information Technology	3,257,682	876,718	2,380,964	–
Materials	1,288,904	1,288,904	–	–
Telecommunications Services	1,856,699	–	1,856,699	–

Total	$30,194,835	$8,091,578	$22,103,257	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Foreign Currency Forward Contracts	324	–	324	–

Total Asset Derivatives	$324	$–	$324	$–

Liability Derivatives
Foreign Currency Forward Contracts	316	–	316	–

Total Liability Derivatives	$316	$–	$316	$–

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	101,426	10/1/2010	$59,620	$59,944	$324
Mexican Peso	425,830	10/1/2010	34,108	33,792	(316)
Total Foreign Currency Forward Contracts Purchases			$93,728	$93,736	$8
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$8

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.3%)	Value
Diversified REITS (7.4%)
41,852	Colonial Properties Trust	$677,584
15,050	Coresite Realty Corporation[a]	246,669
20,300	Cousins Properties, Inc.	144,942
9,000	Excel Trust, Inc.	101,430
113,295	Liberty Property Trust[b]	3,614,110
16,500	PS Business Parks, Inc.	933,405
17,600	Retail Opportunity Investments Corporation	168,432
189,075	Vornado Realty Trust	16,171,585
32,920	Washington Real Estate Investment Trust	1,044,552

	Total Diversified REITS	23,102,709

Financials (2.3%)
15,082	Cohen & Steers Quality Income Realty Fund, Inc.[b]	118,545
19,800	iShares Dow Jones U.S. Real Estate Index Fund[b]	1,047,024
113,417	Vanguard REIT ETF[b]	5,906,757

	Total Financials	7,072,326

Health Care (0.1%)
29,050	Sun Healthcare Group, Inc.[a]	246,053

	Total Health Care	246,053

Hotels, Resorts & Cruise Lines (0.9%)
10,700	Gaylord Entertainment Company[a,b]	326,350
6,000	Marriott International, Inc.	214,980
43,721	Starwood Hotels & Resorts Worldwide, Inc.	2,297,539

	Total Hotels, Resorts & Cruise Lines	2,838,869

Industrial REITS (4.3%)
163,474	AMB Property Corporation	4,327,157
221,353	DCT Industrial Trust, Inc.	1,060,281
49,853	DuPont Fabros Technology, Inc.	1,253,803
27,000	EastGroup Properties, Inc.	1,009,260
25,250	First Potomac Realty Trust	378,750
461,385	ProLogis	5,435,115

	Total Industrial REITS	13,464,366

Mortgage REITS (0.6%)
4,800	American Capital Agency Corporation	127,536
7,413	Annaly Capital Management, Inc.	130,469
14,950	Apollo Commercial Real Estate Finance, Inc.	240,247
9,200	Capstead Mortgage Corporation	100,004
23,950	Chimera Investment Corporation	94,602
52,300	Cypress Sharpridge Investments, Inc.	698,205
13,850	Invesco Mortgage Capital, Inc.	298,052
25,000	MFA Mortgage Investments, Inc.	190,750
2,400	Starwood Property Trust, Inc.	47,688

	Total Mortgage REITS	1,927,553

Office REITS (17.1%)
63,000	Alexandria Real Estate Equities, Inc.[b]	4,410,000
145,017	BioMed Realty Trust, Inc.	2,598,705
173,300	Boston Properties, Inc.	14,404,696
174,140	Brandywine Realty Trust	2,133,215

Shares	Common Stock (98.3%)	Value
Office REITS (17.1%) - continued
24,402	CommonWealth REIT	$624,691
59,405	Corporate Office Properties Trust	2,216,401
131,575	Digital Realty Trust, Inc.[b]	8,118,177
139,500	Douglas Emmett, Inc.	2,442,645
199,500	Duke Realty Corporation	2,312,205
18,500	Government Properties Income Trust	493,950
70,300	Highwoods Properties, Inc.	2,282,641
67,061	Kilroy Realty Corporation[b]	2,222,402
41,258	Lexington Realty Trust	295,407
84,475	Mack-Cali Realty Corporation	2,763,177
24,800	Piedmont Office Realty Trust, Inc.[b]	468,968
92,099	SL Green Realty Corporation	5,832,630

	Total Office REITS	53,619,910

Real Estate Operating Companies (0.9%)
121,200	Brookfield Properties Corporation[b]	1,881,024
63,940	Forest City Enterprises, Inc.[a,b]	820,350

	Total Real Estate Operating Companies	2,701,374

Residential REITS (17.2%)
92,600	American Campus Communities, Inc.	2,818,744
128,803	Apartment Investment & Management Company	2,753,808
38,400	Associated Estates Realty Corporation	536,832
98,840	AvalonBay Communities, Inc.	10,272,441
56,977	BRE Properties, Inc.	2,364,545
82,937	Camden Property Trust	3,978,488
36,000	Education Realty Trust, Inc.	257,400
49,015	Equity Lifestyle Properties, Inc.	2,670,337
303,950	Equity Residential	14,458,902
45,300	Essex Property Trust, Inc.	4,957,632
36,300	Home Properties, Inc.	1,920,270
31,412	Mid-America Apartment Communities, Inc.	1,830,691
47,076	Post Properties, Inc.	1,314,362
3,100	Sun Communities, Inc.	95,170
167,431	UDR, Inc.	3,536,143

	Total Residential REITS	53,765,765

Retail REITS (23.1%)
54,078	Acadia Realty Trust	1,027,482
6,850	Agree Realty Corporation	172,962
144,780	CBL & Associates Properties, Inc.	1,890,827
7,000	Cedar Shopping Centers, Inc.	42,560
136,160	Developers Diversified Realty Corporation	1,527,715
33,181	Equity One, Inc.	560,095
90,120	Federal Realty Investment Trust[b]	7,359,199
30,500	General Growth Properties, Inc.	475,800
59,424	Glimcher Realty Trust	365,458
43,300	Inland Real Estate Corporation	359,823
342,000	Kimco Realty Corporation	5,386,500
60,100	Kite Realty Group Trust	266,844
145,742	Macerich Company	6,259,619
89,000	National Retail Properties, Inc.[b]	2,234,790
10,800	Pennsylvania Real Estate Investment Trust[b]	128,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.3%)	Value
Retail REITS (23.1%) - continued
39,486	Ramco-Gershenson Properties Trust	$422,895
29,425	Realty Income Corporation[b]	992,211
120,100	Regency Centers Corporation	4,740,347
8,500	Saul Centers, Inc.	356,575
332,290	Simon Property Group, Inc.	30,816,575
48,851	Tanger Factory Outlet Centers, Inc.	2,302,836
63,000	Taubman Centers, Inc.	2,810,430
80,500	Weingarten Realty Investors[b]	1,756,510

	Total Retail REITS	72,256,141

Specialized REITS (24.4%)
3,900	Chatham Lodging Trust[a]	72,579
2,700	Chesapeake Lodging Trust	44,172
41,250	Cogdell Spencer, Inc.	260,700
123,193	DiamondRock Hospitality Company[a]	1,169,102
46,236	Entertainment Properties Trust	1,996,470
103,100	Extra Space Storage, Inc.	1,653,724
29,400	FelCor Lodging Trust, Inc.[a]	135,240
267,579	Health Care Property Investors, Inc.	9,627,492
122,674	Health Care REIT, Inc.	5,807,387
48,875	Healthcare Realty Trust, Inc.	1,143,186
140,900	Hersha Hospitality Trust	729,862
75,355	Hospitality Properties Trust	1,682,677
701,404	Host Hotels & Resorts, Inc.	10,156,330
63,838	LaSalle Hotel Properties	1,493,171
6,200	LTC Properties, Inc.	158,224
60,778	Medical Properties Trust, Inc.	616,289
130,525	Nationwide Health Properties, Inc.	5,047,402
71,700	Omega Healthcare Investors, Inc.	1,609,665
19,050	Pebblebrook Hotel Trust[a]	343,091
45,609	Plum Creek Timber Company, Inc.[b]	1,609,998
2,900	Potlatch Corporation	98,600
153,532	Public Storage, Inc.	14,898,745
22,000	Rayonier, Inc. REIT	1,102,640
18,000	Resource Capital Corporation	114,300
123,856	Senior Housing Property Trust	2,910,616
9,700	Sovran Self Storage, Inc.	367,630
45,000	Strategic Hotel Capital, Inc.[a]	190,800
86,000	Sunstone Hotel Investors, Inc.[a]	780,020
68,475	U-Store-It Trust	571,766
191,359	Ventas, Inc.	9,868,384

	Total Specialized REITS	76,260,262

	Total Common Stock (cost $298,201,486)	307,255,328

Principal Amount	Long-Term Fixed Income (0.1%)	Value
Collateralized Mortgage Obligations (0.1%)
	Countrywide Home Loans, Inc.
86,374	5.329%, 3/20/2036	85,097
	Deutsche Alt-A Securities, Inc.
135,262	5.888%, 6/25/2036	129,743

Principal Amount	Long-Term Fixed Income (0.1%)	Value
Collateralized Mortgage Obligations (0.1%) - continued
	Impac Secured Assets Corporation
$164,677	0.366%, 10/25/2010[c]	$100,410

	Total Collateralized Mortgage Obligations	315,250

	Total Long-Term Fixed Income (cost $372,869)	315,250

Shares	Collateral Held for Securities Loaned (10.2%)	Value
31,863,949	Thrivent Financial Securities Lending Trust	31,863,949

	Total Collateral Held for Securities Loaned (cost $31,863,949)	31,863,949

Principal Amount	Short-Term Investments (1.5%)[d]	Value
	Ciesco, LP
4,755,000	0.190%, 10/1/2010	4,755,000

	Total Short-Term Investments (at amortized cost)	4,755,000

	Total Investments (cost $335,193,304) 110.1%	$344,189,527

	Other Assets and Liabilities, Net (10.1%)	(31,554,850)

	Total Net Assets 100.0%	$312,634,677

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$45,673,672
Gross unrealized depreciation	(36,677,449)

Net unrealized appreciation (depreciation)	$8,996,223

Cost for federal income tax purposes	$335,193,304

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Real Estate Securities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	23,102,709	23,102,709	–	–
Financials	7,072,326	7,072,326	–	–
Health Care	246,053	246,053	–	–
Hotels, Resorts & Cruise Lines	2,838,869	2,838,869	–	–
Industrial REITS	13,464,366	13,464,366	–	–
Mortgage REITS	1,927,553	1,927,553	–	–
Office REITS	53,619,910	53,619,910	–	–
Real Estate Operating Companies	2,701,374	2,701,374	–	–
Residential REITS	53,765,765	53,765,765	–	–
Retail REITS	72,256,141	72,256,141	–	–
Specialized REITS	76,260,262	76,260,262	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	315,250	–	315,250	–
Collateral Held for Securities Loaned	31,863,949	31,863,949	–	–
Short-Term Investments	4,755,000	–	4,755,000	–

Total	$344,189,527	$339,119,277	$5,070,250	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$78,496,425	$189,587,352	$236,219,828	31,863,949	$31,863,949	$97,608
Total Value and Income Earned	78,496,425				31,863,949	97,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Utilities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (94.2%)	Value
Alternative Carriers (0.6%)
2,200	TW Telecom, Inc.[a]	$40,854

	Total Alternative Carriers	40,854

Consumer Discretionary (1.1%)
3,100	Comcast Corporation	52,731
600	Time Warner Cable, Inc.	32,394

	Total Consumer Discretionary	85,125

Electric Utilities (33.6%)
2,900	AES Tiete SA	38,495
5,900	American Electric Power Company, Inc.	213,757
300	CEZ	13,402
900	Cleco Corporation	26,658
2,002	Companhia Energetica de Minas Gerais ADR	32,813
3,000	Companhia Energetica de Sao Paulo	44,840
400	CPFL Energia SA ADR	28,156
4,200	DPL, Inc.	109,746
9,500	Duke Energy Corporation	168,245
4,300	Edison International, Inc.	147,877
1,700	EDP - Energias do Brasil SA	36,452
3,400	Entergy Corporation	260,202
1,800	Exelon Corporation	76,644
2,800	FirstEnergy Corporation	107,912
3,200	ITC Holdings Corporation	199,200
6,000	NextEra Energy, Inc.	326,340
2,400	Northeast Utilities	70,968
1,200	NV Energy, Inc.	15,780
1,300	Pinnacle West Capital Corporation	53,651
2,700	PPL Corporation	73,521
2,000	Progress Energy, Inc.	88,840
8,270	Southern Company	307,975
2,200	Westar Energy, Inc.	53,306

	Total Electric Utilities	2,494,780

Energy (4.6%)
400	EOG Resources, Inc.	37,188
1,000	Petrohawk Energy Corporation[a]	16,140
3,200	QEP Resources, Inc.	96,448
400	Range Resources Corporation	15,252
900	Southwestern Energy Company[a]	30,096
2,300	Spectra Energy Corporation	51,865
2,000	Talisman Energy, Inc.	34,980
3,200	Williams Companies, Inc.	61,152

	Total Energy	343,121

Gas Utilities (4.4%)
8,400	Centricia plc	42,701
1,700	Energen Corporation	77,724
1,500	EQT Corporation	54,090
1,200	New Jersey Resources Corporation	47,064
500	ONEOK, Inc.	22,520
3,200	Questar Corporation	56,096
800	UGI Corporation	22,888

	Total Gas Utilities	323,083

Independent Power Producers & Energy Traders (5.3%)
7,100	AES Corporation[a]	80,585
5,100	Calpine Corporation[a]	63,495

Shares	Common Stock (94.2%)	Value
Independent Power Producers & Energy Traders (5.3%) - continued
2,400	Constellation Energy Group, Inc.	$77,376
7,700	International Power plc	46,906
6,000	NRG Energy, Inc.[a]	124,920

	Total Independent Power Producers & Energy Traders	393,282

Industrials (0.6%)
4,300	Iberdrola SA	33,159
700	Tetra Tech, Inc.[a]	14,679

	Total Industrials	47,838

Information Technology (0.4%)
300	Equinix, Inc.[a]	30,705

	Total Information Technology	30,705

Integrated Telecommunication Services (10.8%)
9,500	AT&T, Inc.	271,700
2,200	BCE, Inc.	71,500
700	CenturyLink, Inc.	27,622
1,128	Frontier Communications Corporation	9,216
23,200	Qwest Communications International, Inc.	145,464
100	Swisscom AG	40,375
1,800	Telefonica SA	44,680
4,700	Verizon Communications, Inc.	153,173
3,200	Windstream Corporation	39,328

	Total Integrated Telecommunication Services	803,058

Multi-Utilities (20.3%)
4,900	CenterPoint Energy, Inc.	77,028
8,300	CMS Energy Corporation	149,566
2,400	Consolidated Edison, Inc.	115,728
6,900	Dominion Resources, Inc.	301,254
600	DTE Energy Company	27,558
500	Integrys Energy Group, Inc.	26,030
1,500	NiSource, Inc.	26,100
1,500	NSTAR	59,025
1,000	OGE Energy Corporation	39,870
4,000	PG&E Corporation	181,680
6,500	Public Service Enterprise Group, Inc.	215,020
1,900	Sempra Energy	102,220
4,200	United Utilities Group plc	37,800
1,700	Wisconsin Energy Corporation	98,260
2,200	Xcel Energy, Inc.	50,534

	Total Multi-Utilities	1,507,673

Water Utilities (2.0%)
100	American States Water Company	3,578
2,900	American Water Works Company, Inc.	67,483
2,400	Aqua America, Inc.	48,960
700	California Water Service Group	25,865

	Total Water Utilities	145,886

Wireless Telecommunication Services (10.5%)
1,800	America Movil SA de CV ADR	95,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Utilities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (94.2%)	Value
Wireless Telecommunication Services (10.5%) - continued
900	American Tower Corporation[a]	$46,134
800	Cellcom Israel, Ltd.	24,296
5,100	Clearwire Corporation[a]	41,259
1,600	Crown Castle International Corporation[a]	70,640
400	Millicom International Cellular SA	38,380
2,400	NII Holdings, Inc.[a]	98,640
1,500	NTELOS Holdings Corporation	25,380
1,200	Rogers Communications, Inc.	44,914
2,700	SBA Communications Corporation[a]	108,810
12,700	Sprint Nextel Corporation[a]	58,801
900	Vivo Participacoes SA ADR	24,453
4,200	Vodafone Group plc ADR	104,202

	Total Wireless Telecommunication Services	781,903

	Total Common Stock (cost $6,938,258)	6,997,308

	Total Investments (cost $6,938,258) 94.2%	$6,997,308

	Other Assets and Liabilities, Net 5.8%	433,491

	Total Net Assets 100.0%	$7,430,799

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$627,976
Gross unrealized depreciation	(568,926)

Net unrealized appreciation (depreciation)	$59,050

Cost for federal income tax purposes	$6,938,258

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Utilities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Alternative Carriers	40,854	40,854	–	–
Consumer Discretionary	85,125	85,125	–	–
Electric Utilities	2,494,780	2,361,591	133,189	–
Energy	343,121	343,121	–	–
Gas Utilities	323,083	280,382	42,701	–
Independent Power Producers & Energy
Traders	393,282	346,376	46,906	–
Industrials	47,838	14,679	33,159	–
Information Technology	30,705	30,705	–	–
Integrated Telecommunication Services	803,058	718,003	85,055	–
Multi-Utilities	1,507,673	1,469,873	37,800	–
Water Utilities	145,886	145,886	–	–
Wireless Telecommunication Services	781,903	736,989	44,914	–

Total	$6,997,308	$6,573,584	$423,724	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (16.8%)
52,290	7 Days Group Holdings, Ltd. ADR[a]	$940,697
15,170	AnnTaylor Stores Corporation[a]	307,041
17,770	Asbury Automotive Group, Inc.[a]	250,024
6,270	Boyd Gaming Corporation[a,b]	45,458
52,160	Brunswick Corporation[b]	793,875
34,540	Buffalo Wild Wings, Inc.[a,b]	1,654,121
17,580	California Pizza Kitchen, Inc.[a]	299,915
19,850	Capella Education Company[a,b]	1,540,757
5,400	Chico’s FAS, Inc.	56,808
5,770	Children’s Place Retail Stores, Inc.[a]	281,403
14,210	Citi Trends, Inc.[a]	344,024
19,110	Cooper Tire & Rubber Company	375,129
6,200	Cracker Barrel Old Country Store, Inc.	314,712
137,810	Crocs, Inc.[a,b]	1,792,908
21,660	Deckers Outdoor Corporation[a]	1,082,134
38,850	DineEquity, Inc.[a,b]	1,747,473
106,570	Finish Line, Inc.	1,482,389
36,532	Gaylord Entertainment Company[a,b]	1,114,226
4,560	G-III Apparel Group, Ltd.[a]	143,093
36,950	hhgregg, Inc.[a,b]	914,882
9,690	Imax Corporation[a,b]	163,373
4,380	Jo-Ann Stores, Inc.[a]	195,129
9,850	Joseph A. Bank Clothiers, Inc.[a]	419,708
132,310	Orient-Express Hotels, Ltd.[a]	1,475,256
14,870	Ryland Group, Inc.	266,470
185,200	Saks, Inc.[a,b]	1,592,720
33,340	Sotheby’s Holdings, Inc.	1,227,579
5,800	Steven Madden, Ltd.[a]	238,148
43,130	Tempur-Pedic International, Inc.[a]	1,337,030
116,570	Texas Roadhouse, Inc.[a]	1,638,974
61,200	True Religion Apparel, Inc.[a]	1,306,008
49,130	Ulta Salon Cosmetics & Fragrance, Inc.[a]	1,434,596
36,700	Warnaco Group, Inc.[a]	1,876,471
27,540	WMS Industries, Inc.[a]	1,048,448

	Total Consumer Discretionary	29,700,979

Consumer Staples (2.5%)
2,770	Boston Beer Company, Inc.[a]	185,230
14,730	Central European Distribution Corporation[a]	328,774
20,200	Diamond Foods, Inc.[b]	827,998
11,060	Green Mountain Coffee Roasters, Inc.[a]	344,961
11,140	TreeHouse Foods, Inc.[a]	513,554
68,140	United Natural Foods, Inc.[a]	2,258,160

	Total Consumer Staples	4,458,677

Energy (4.5%)
20,010	Brigham Exploration Company[a]	375,187
12,820	Carrizo Oil & Gas, Inc.[a]	306,911
78,520	James River Coal Company[a]	1,376,456
171,983	Key Energy Services, Inc.[a]	1,635,558
3,200	Lufkin Industries, Inc.	140,480
85,490	Oasis Petroleum, Inc.[a]	1,655,941
35,310	Resolute Energy Corporation[a,b]	390,529
47,470	Rex Energy Corporation[a]	607,616
42,550	Swift Energy Company[a]	1,194,804

Shares	Common Stock (97.1%)	Value
Energy (4.5%) - continued
10,220	T-3 Energy Services, Inc.[a,b]	$267,253

	Total Energy	7,950,735

Financials (4.9%)
14,740	American Physicians Capital, Inc.	611,120
27,603	Bank of the Ozarks, Inc.	1,023,795
27,520	DuPont Fabros Technology, Inc.	692,128
20,685	Green Dot Corporation[a,b]	1,002,809
6,470	Harleysville Group, Inc.	212,151
3,380	IBERIABANK Corporation	168,932
11,460	iShares Russell 2000 Growth Index Fund[b]	856,521
85,410	National Financial Partners[a,b]	1,082,145
14,710	Oriental Financial Group, Inc.	195,643
50,890	Radian Group, Inc.	397,960
92,290	Sunstone Hotel Investors, Inc.[a]	837,070
30,690	Tanger Factory Outlet Centers, Inc.	1,446,727
10,030	Umpqua Holdings Corporation	113,740

	Total Financials	8,640,741

Health Care (18.5%)
27,520	Acorda Therapeutics, Inc.[a]	908,710
5,750	AGA Medical Holdings, Inc.[a,b]	80,270
10,260	Alexion Pharmaceuticals, Inc.[a]	660,334
27,800	Align Technology, Inc.[a,b]	544,324
61,890	AMERIGROUP Corporation[a]	2,628,468
5,260	Ardea Biosciences, Inc.[a]	120,980
9,440	Bio-Reference Laboratories, Inc.[a]	196,918
8,250	Catalyst Health Solutions, Inc.[a]	290,483
31,860	Cepheid, Inc.[a]	596,101
33,860	Cooper Companies, Inc.	1,565,009
8,540	Dexcom, Inc.[a]	112,899
35,380	Emergency Medical Services Corporation[a]	1,883,985
84,810	Healthsouth Corporation[a]	1,628,352
1,620	HeartWare International, Inc.[a]	111,391
32,060	Hill-Rom Holdings, Inc.	1,150,633
21,417	HMS Holding Corporation[a]	1,262,318
66,590	ICON plc ADR[a]	1,439,676
41,330	Impax Laboratories, Inc.[a]	818,334
35,250	Incyte Corporation[a,b]	563,648
15,120	Kendle International, Inc.[a]	140,918
28,440	Medicis Pharmaceutical Corporation	843,246
7,170	Molina Healthcare, Inc.[a]	193,518
25,430	Onyx Pharmaceuticals, Inc.[a]	670,843
19,780	Orthofix International NVa	621,488
3,890	Par Pharmaceutical Companies, Inc.[a]	113,121
69,870	PAREXEL International Corporation[a]	1,616,093
25,580	Pharmasset, Inc.[a]	754,610
48,020	PSS World Medical, Inc.[a]	1,026,668
33,730	Psychiatric Solutions, Inc.[a]	1,131,642
28,420	Quality Systems, Inc.[b]	1,884,530
20,250	Questcor Pharmaceuticals, Inc.[a]	200,880
12,940	Regeneron Pharmaceuticals, Inc.[a]	354,556
38,180	Salix Pharmaceuticals, Ltd.[a]	1,516,510
40,780	Seattle Genetics, Inc.[a]	633,313
47,560	SXC Health Solutions Corporation[a]	1,734,513
304,960	Tenet Healthcare Corporation[a]	1,439,411
11,820	Thoratec Corporation[a]	437,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
Health Care (18.5%) - continued
34,820	Volcano Corporation[a]	$904,624

	Total Health Care	32,780,421

Industrials (17.4%)
68,450	Actuant Corporation	1,571,612
25,360	Alaska Air Group, Inc.[a]	1,294,121
1,940	American Science & Engineering, Inc.	142,881
130,770	ArvinMeritor, Inc.[a,b]	2,032,166
31,930	Baldor Electric Company	1,289,972
12,100	Bucyrus International, Inc.	839,135
22,380	Clean Harbors, Inc.[a]	1,516,245
4,470	Consolidated Graphics, Inc.[a]	185,281
20,910	Copa Holdings SA	1,127,258
24,390	EnerNOC, Inc.[a,b]	766,090
42,720	EnPro Industries, Inc.[a]	1,336,282
7,100	ESCO Technologies, Inc.	236,146
23,710	GATX Corporation	695,177
57,060	Genesee & Wyoming, Inc.[a]	2,475,833
87,730	GrafTech International, Ltd.[a]	1,371,220
76,880	Hexcel Corporation[a]	1,367,695
57,040	Hub Group, Inc.[a]	1,668,990
10,250	Huron Consulting Group, Inc.[a]	225,397
104,240	Kforce, Inc.[a]	1,430,173
40,740	Knight Transportation, Inc.	787,504
2,150	Middleby Corporation	136,289
31,200	Polypore International, Inc.[a]	940,992
22,480	Triumph Group, Inc.	1,676,783
83,020	TrueBlue, Inc.[a]	1,133,223
4,720	United Stationers, Inc.[a]	252,567
21,120	Watsco, Inc.	1,175,962
43,110	WESCO International, Inc.[a]	1,693,792
47,666	Woodward Governor Company	1,545,332

	Total Industrials	30,914,118

Information Technology (25.2%)
48,400	Acme Packet, Inc.[a]	1,836,296
47,490	ADTRAN, Inc.	1,676,397
12,450	ANSYS, Inc.[a]	526,012
43,480	Applied Micro Circuits Corporation[a]	434,800
104,830	Ariba, Inc.[a]	1,981,287
136,190	Aruba Networks, Inc.[a,b]	2,906,295
39,040	Atheros Communications, Inc.[a]	1,028,704
11,700	Blue Coat Systems, Inc.[a]	281,502
8,670	Bottomline Technologies, Inc.[a]	133,171
49,550	Broadsoft, Inc.[a]	429,103
15,650	Camelot Information Systems, Inc. ADR[a]	274,970
62,590	Cavium Networks, Inc.[a,b]	1,800,088
74,000	Cirrus Logic, Inc.[a,b]	1,320,160
13,850	Cogo Group, Inc.[a]	85,593
24,730	Concur Technologies, Inc.[a]	1,222,651
156,230	Entropic Communications, Inc.[a,c]	1,499,808
81,760	Finisar Corporation[a,b]	1,536,270
56,400	GSI Commerce, Inc.[a]	1,393,080
7,090	Hittite Microwave Corporation[a]	337,838
39,360	Isilon Systems, Inc.[a,b]	876,941
68,410	Jack Henry & Associates, Inc.	1,744,455
11,020	Kenexa Corporation[a]	193,070
11,750	Manhattan Associates, Inc.[a]	344,863
4,110	MAXIMUS, Inc.	253,094
84,400	Netlogic Microsystems, Inc.[a,b]	2,327,752
9,110	NetScout Systems, Inc.[a]	186,846

Shares	Common Stock (97.1%)	Value
Information Technology (25.2%) - continued
77,280	OmniVision Technologies, Inc.[a]	$1,780,531
7,210	Plexus Corporation[a]	211,613
5,820	Power Integrations, Inc.	185,018
29,760	Power-One, Inc.[a,b]	270,518
61,610	Rackspace Hosting, Inc.[a,b]	1,600,628
14,720	Radiant Systems, Inc.[a]	251,712
4,260	RealD, Inc.[a,b]	78,767
43,920	Riverbed Technology, Inc.[a]	2,001,874
85,040	Sapient Corporation	1,017,929
38,730	Semtech Corporation[a]	781,959
60,060	SuccessFactors, Inc.[a,b]	1,508,107
11,390	Synchronoss Technologies, Inc.[a]	202,856
59,520	Taleo Corporation[a]	1,725,485
185,540	Teradyne, Inc.[a,b]	2,066,916
9,860	Terremark Worldwide, Inc.[a]	101,952
47,690	TIBCO Software, Inc.[a]	846,021
31,690	Ultratech, Inc.[a]	541,899
35,850	Veeco Instruments, Inc.[a,b]	1,250,090
48,870	VeriFone Systems, Inc.[a]	1,518,391
9,100	Xyratex, Ltd.[a]	135,044

	Total Information Technology	44,708,356

Materials (5.8%)
5,030	A. Schulman, Inc.	101,354
30,480	Allied Nevada Gold Corporation[a]	807,720
5,630	Domtar Corporation	363,585
53,030	Georgia Gulf Corporation[a,b]	866,510
18,050	Globe Specialty Metals, Inc.[a]	253,422
41,070	Huntsman Corporation	474,769
24,039	Rock-Tenn Company	1,197,383
15,660	Schweitzer-Mauduit International, Inc.	913,135
131,540	Solutia, Inc.[a]	2,107,271
76,260	Stillwater Mining Company[a,b]	1,284,218
23,330	Temple-Inland, Inc.	435,338
85,070	Thompson Creek Metals Company, Inc.[a,b]	917,055
6,900	Walter Energy, Inc.	560,901

	Total Materials	10,282,661

Telecommunications Services (1.4%)
4,140	City Telecom HK, Ltd. ADR	51,957
60,840	Syniverse Holdings, Inc.[a]	1,379,243
59,970	TW Telecom, Inc.[a]	1,113,643

	Total Telecommunications Services	2,544,843

Utilities (0.1%)
4,542	Artesian Resources Corporation	86,616

	Total Utilities	86,616

	Total Common Stock (cost $134,926,568)	172,068,147

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Collateral Held for Securities Loaned (21.1%)	Value
37,454,562	Thrivent Financial Securities Lending Trust	$37,454,562

	Total Collateral Held for Securities Loaned (cost $37,454,562)	37,454,562

Principal Amount	Short-Term Investments (2.4%)[d]	Value
4,235,000	Charta, LLC 0.180%, 10/1/2010	4,235,000

	Total Short-Term Investments (at amortized cost)	4,235,000

	Total Investments (cost $176,616,130) 120.6%	$213,757,709

	Other Assets and Liabilities, Net (20.6%)	(36,552,520)

	Total Net Assets 100.0%	$177,205,189

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$38,935,012
Gross unrealized depreciation	(1,793,433)

Net unrealized appreciation (depreciation)	$37,141,579

Cost for federal income tax purposes	$176,616,130

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,700,979	29,700,979	–	–
Consumer Staples	4,458,677	4,458,677	–	–
Energy	7,950,735	7,950,735	–	–
Financials	8,640,741	8,640,741	–	–
Health Care	32,780,421	32,780,421	–	–
Industrials	30,914,118	30,914,118	–	–
Information Technology	44,708,356	44,708,356	–	–
Materials	10,282,661	10,282,661	–	–
Telecommunications Services	2,544,843	2,544,843	–	–
Utilities	86,616	86,616	–	–
Collateral Held for Securities Loaned	37,454,562	37,454,562	–	–
Short-Term Investments	4,235,000	–	4,235,000	–

Total	$213,757,709	$209,522,709	$4,235,000	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$21,405,506	$123,380,125	$107,331,069	37,454,562	$37,454,562	$103,948
Total Value and Income Earned	21,405,506				37,454,562	103,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (13.2%)
223,000	Aaron’s, Inc.[a]	$4,114,350
32,000	Ascent Media Corporation[b]	854,720
64,000	Brunswick Corporation	974,080
43,000	Cavco Industries, Inc.[b]	1,544,130
39,000	Corinthian Colleges, Inc.[a,b]	273,780
49,000	CSS Industries, Inc.	847,210
79,000	Dixie Group, Inc.[b]	239,370
61,000	Dorman Products, Inc.[b]	1,880,020
103,200	Drew Industries, Inc.[b]	2,152,752
89,000	Fred’s, Inc.	1,050,200
99,000	Haverty Furniture Companies, Inc.	1,080,090
42,000	Hooker Furniture Corporation	488,460
68,300	M/I Homes, Inc.[b]	708,271
87,000	MarineMax, Inc.[b]	612,480
49,000	Matthews International Corporation	1,732,640
77,000	Men’s Wearhouse, Inc.	1,831,830
110,000	Meritage Homes Corporation[b]	2,158,200
195,900	Orient-Express Hotels, Ltd.[b]	2,184,285
585,000	Sealy Corporation[a,b]	1,427,400
148,000	Shiloh Industries, Inc.[b]	1,432,640
62,100	Stanley Furniture Company, Inc.[a,b]	213,624
156,000	Stein Mart, Inc.[b]	1,377,480
45,750	Steven Madden, Ltd.[b]	1,878,495
117,000	Winnebago Industries, Inc.[b]	1,219,140

	Total Consumer Discretionary	32,275,647

Consumer Staples (1.0%)
250,000	Alliance One International, Inc.[b]	1,037,500
33,000	Nash Finch Company	1,403,820

	Total Consumer Staples	2,441,320

Energy (7.2%)
18,700	Carbo Ceramics, Inc.	1,514,700
75,000	Cloud Peak Energy, Inc.[a,b]	1,368,750
63,600	Forest Oil Corporation[b]	1,888,920
71,000	Gulf Island Fabrication, Inc.	1,292,200
297,000	Hercules Offshore, Inc.[b]	787,050
132,000	Penn Virginia Corporation	2,117,280
156,700	TETRA Technologies, Inc.[b]	1,598,340
73,977	Whiting Petroleum Corporation[b]	7,065,543

	Total Energy	17,632,783

Financials (22.9%)
89,000	Alterra Capital Holdings, Ltd.	1,772,880
202,000	Ares Capital Corporation	3,161,300
191,000	CBL & Associates Properties, Inc.	2,494,460
131,500	Cedar Shopping Centers, Inc.	799,520
51,700	Central Fund of Canada, Ltd.[a]	858,737
101,700	Columbia Banking System, Inc.	1,998,405
83,000	East West Bancorp, Inc.	1,351,240
50,000	Employers Holdings, Inc.	788,500
153,300	First Opportunity Fund, Inc.	1,001,049
67,400	First Potomac Realty Trust	1,011,000
99,000	Glacier Bancorp, Inc.	1,445,400
70,000	Gladstone Capital Corporation[a]	788,900
79,000	Hatteras Financial Corporation[a]	2,249,130
131,800	Hercules Technology Growth Capital, Inc.	1,332,498
81,500	Home Bancshares, Inc.	1,656,080
20,000	iShares Russell 2000 Value Fund[a]	1,238,000

Shares	Common Stock (97.8%)	Value
Financials (22.9%) - continued
58,200	JMP Group, Inc.	$355,020
60,000	Kilroy Realty Corporation[a]	1,988,400
210,000	Kite Realty Group Trust	932,400
80,000	LaSalle Hotel Properties	1,871,200
3,900	Markel Corporation[b]	1,343,901
100,000	Meadowbrook Insurance Group, Inc.	897,000
72,600	National Interstate Corporation	1,580,502
39,000	Parkway Properties, Inc.	577,200
42,000	Pebblebrook Hotel Trust[b]	756,420
181,000	PennantPark Investment Corporation	1,920,410
32,500	Piper Jaffray Companies[b]	946,725
74,000	Potlatch Corporation	2,516,000
73,200	ProAssurance Corporation[b]	4,215,588
140,000	Redwood Trust, Inc.	2,024,400
127,000	Safeguard Scientifics, Inc.[b]	1,591,310
150,000	Sandy Spring Bancorp, Inc.	2,325,000
55,000	SeaBright Holdings, Inc.	443,300
55,800	SVB Financial Group[b]	2,361,456
306,000	Western Alliance Bancorp[a,b]	2,050,200
38,000	Wintrust Financial Corporation	1,231,580

	Total Financials	55,875,111

Health Care (5.0%)
72,012	Accelrys, Inc.[b]	501,203
39,000	Angiodynamics, Inc.[b]	594,360
6,900	Atrion Corporation	1,086,819
97,000	Infinity Pharmaceuticals, Inc.[a,b]	534,470
868,800	Lexicon Pharmaceuticals, Inc.[a,b]	1,390,080
33,500	National Healthcare Corporation	1,241,845
114,000	Owens & Minor, Inc.	3,244,440
93,400	Triple-S Management Corporation[b]	1,573,790
63,000	West Pharmaceutical Services, Inc.	2,161,530

	Total Health Care	12,328,537

Industrials (23.9%)
38,800	A.O. Smith Corporation	2,246,132
36,900	Alaska Air Group, Inc.[b]	1,883,007
28,900	Ameron International Corporation	1,964,044
39,900	Applied Industrial Technologies, Inc.	1,220,940
19,900	Astec Industries, Inc.[b]	567,747
151,000	Beacon Roofing Supply, Inc.[b]	2,200,070
49,000	Belden, Inc.	1,292,620
34,500	Cascade Corporation	1,097,100
29,700	Circor International, Inc.	938,520
66,600	Colfax Corporation[b]	990,342
90,000	Comfort Systems USA, Inc.	965,700
38,000	Courier Corporation	540,360
50,800	Dolan Company[b]	577,596
18,000	Franklin Electric Company, Inc.	596,880
26,000	FTI Consulting, Inc.[b]	901,940
59,000	G & K Services, Inc.	1,348,740
88,000	Genesee & Wyoming, Inc.[b]	3,818,320
101,200	Gibraltar Industries, Inc.[b]	908,776
115,400	Greenbrier Companies, Inc.[b]	1,799,086
67,500	Hub Group, Inc.[b]	1,975,050
56,000	IDEX Corporation	1,988,560
95,700	Insituform Technologies, Inc.[b]	2,314,026
50,000	Kaman Corporation	1,310,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.8%)	Value
Industrials (23.9%) - continued
105,000	Kforce, Inc.[b]	$1,440,600
87,500	Kirby Corporation[b]	3,505,250
44,500	Kratos Defense & Security Solutions, Inc.[a,b]	473,925
112,400	McGrath Rentcorp	2,691,980
42,900	Mine Safety Appliances Company	1,162,590
121,900	Navigant Consulting, Inc.[b]	1,417,697
30,400	Nordson Corporation	2,240,176
73,000	Robbins & Myers, Inc.	1,954,940
98,000	SkyWest, Inc.	1,368,080
55,400	Sterling Construction Company, Inc.[b]	685,852
29,600	Sun Hydraulics Corporation	834,424
48,000	Universal Forest Products, Inc.	1,404,000
147,000	Vitran Corporation, Inc.[b]	1,609,650
48,000	Waste Connections, Inc.[b]	1,903,680
67,500	Woodward Governor Company	2,188,350

	Total Industrials	58,327,250

Information Technology (10.1%)
139,000	Advanced Energy Industries, Inc.[b]	1,815,340
37,700	ATMI, Inc.[b]	560,222
143,200	Brooks Automation, Inc.[b]	960,872
16,600	Cabot Microelectronics Corporation[b]	534,188
68,000	Cognex Corporation	1,823,760
61,000	Cohu, Inc.	767,990
121,500	Electro Rent Corporation	1,613,520
55,000	Electro Scientific Industries, Inc.[b]	611,050
148,000	Ixia[b]	1,835,200
14,400	Littelfuse, Inc.[b]	629,280
50,400	Mattson Technology, Inc.[a,b]	138,600
88,000	Methode Electronics, Inc.	799,040
130,000	Monotype Imaging Holdings, Inc.[b]	1,189,500
89,200	Progress Software Corporation[b]	2,952,520
163,000	ShoreTel, Inc.[b]	808,480
326,000	Sonus Networks, Inc.[b]	1,150,780
42,000	Standard Microsystems Corporation[b]	958,020
85,000	StarTek, Inc.[b]	355,300
68,500	Synnex Corporation[b]	1,927,590
78,000	Teradyne, Inc.[b]	868,920
68,300	Xyratex, Ltd.[a,b]	1,013,572
307,100	Zarlink Semiconductor, Inc.[b]	590,738
82,000	Zygo Corporation[b]	803,600

	Total Information Technology	24,708,082

Materials (9.1%)
36,000	AMCOL International Corporation	942,840
95,000	American Vanguard Corporation	587,100
82,000	AptarGroup, Inc.	3,744,940
77,700	Arch Chemicals, Inc.	2,726,493
58,500	Carpenter Technology Corporation	1,972,035
48,800	Clearwater Paper Corporation[b]	3,712,704
62,000	Franco-Nevada Corporation	1,950,569
49,700	Innospec, Inc.[b]	756,931
24,500	Minerals Technologies, Inc.	1,443,540
122,100	Myers Industries, Inc.	1,048,839
98,000	Sims Metal Management, Ltd. ADR[a]	1,666,000

Shares	Common Stock (97.8%)	Value
Materials (9.1%) - continued
194,000	Wausau Paper Corporation[b]	$1,608,260

	Total Materials	22,160,251

Telecommunications Services (0.3%)
98,000	Premiere Global Services, Inc.[b]	693,840

	Total Telecommunications Services	693,840

Utilities (5.1%)
45,100	Black Hills Corporation	1,407,120
103,000	Cleco Corporation	3,050,860
101,000	El Paso Electric Company[b]	2,401,780
24,500	Empire District Electric Company[a]	493,675
54,900	NorthWestern Corporation	1,564,650
67,500	Southwest Gas Corporation	2,267,325
46,000	Vectren Corporation	1,190,020

	Total Utilities	12,375,430

	Total Common Stock (cost $226,218,200)	238,818,251

Shares	Preferred Stock (1.0%)	Value
Energy (<0.1%)
171	Whiting Petroleum Corporation, Convertible	39,518

	Total Energy	39,518

Financials (0.7%)
8,400	Assured Guaranty, Ltd., Convertible	604,509
820	East West Bancorp, Inc.	1,036,275

	Total Financials	1,640,784

Health Care (0.3%)
53,000	National Healthcare Corporation, Convertible	721,330

	Total Health Care	721,330

	Total Preferred Stock (cost $1,965,092)	2,401,632

Shares	Collateral Held for Securities Loaned (7.3%)	Value
17,870,100	Thrivent Financial Securities Lending Trust	17,870,100

	Total Collateral Held for Securities Loaned (cost $17,870,100)	17,870,100

Principal Amount	Short-Term Investments (1.2%)[c]	Value
2,885,000	Nieuw Amsterdam Receivables Corporation 0.220%, 10/1/2010	2,885,000

	Total Short-Term Investments (at amortized cost)	2,885,000

	Total Investments (cost $248,938,392) 107.3%	$261,974,983

	Other Assets and Liabilities, Net (7.3%)	(17,781,393)

	Total Net Assets 100.0%	$244,193,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$42,961,754
Gross unrealized depreciation	(29,925,163)

Net unrealized appreciation (depreciation)	$13,036,591

Cost for federal income tax purposes	$248,938,392

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	32,275,647	32,275,647	–	–
Consumer Staples	2,441,320	2,441,320	–	–
Energy	17,632,783	17,632,783	–	–
Financials	55,875,111	55,875,111	–	–
Health Care	12,328,537	12,328,537	–	–
Industrials	58,327,250	58,327,250	–	–
Information Technology	24,708,082	24,708,082	–	–
Materials	22,160,251	20,209,682	1,950,569	–
Telecommunications Services	693,840	693,840	–	–
Utilities	12,375,430	12,375,430	–	–
Preferred Stock
Energy	39,518	39,518	–	–
Financials	1,640,784	1,640,784	–	–
Health Care	721,330	721,330	–	–
Collateral Held for Securities Loaned	17,870,100	17,870,100	–	–
Short-Term Investments	2,885,000	–	2,885,000	–

Total	$261,974,983	$257,139,414	$4,835,569	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$30,107,005	$91,980,461	$104,217,366	17,870,100	$17,870,100	$23,188
Total Value and Income Earned	30,107,005				17,870,100	23,188

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Small Cap Value Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Preferred Stock Financials	760,032	–	–	(155,523)	–	–	(604,509)	–

Total	$760,032	$–	$–	($155,523)	$–	$–	($604,509)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (89.4%)	Value
Consumer Discretionary (12.8%)
382,700	Chico’s FAS, Inc.	$4,026,004
216,900	Cooper Tire & Rubber Company	4,257,747
293,700	Domino’s Pizza, Inc.[a]	3,882,714
298,400	Foot Locker, Inc.	4,335,752
55,600	Knology, Inc.[a]	746,708
12,600	P.F. Chang’s China Bistro, Inc.[b]	582,120
283,400	Pier 1 Imports, Inc.[a]	2,321,046
88,200	Warnaco Group, Inc.[a]	4,509,666
239,306	Warner Music Group Corporation[a]	1,076,877
123,600	Williams-Sonoma, Inc.	3,918,120
105,600	WMS Industries, Inc.[a]	4,020,192

	Total Consumer Discretionary	33,676,946

Consumer Staples (2.5%)
77,700	Herbalife, Ltd.	4,689,195
41,900	TreeHouse Foods, Inc.[a]	1,931,590

	Total Consumer Staples	6,620,785

Energy (9.1%)
149,400	Arch Coal, Inc.	3,990,474
227,500	Complete Production Services, Inc.[a]	4,652,375
85,800	Dresser-Rand Group, Inc.[a]	3,165,162
135,400	Forest Oil Corporation[a]	4,021,380
724,682	International Coal Group, Inc.[a,b]	3,855,308
234,100	James River Coal Company[a]	4,103,773

	Total Energy	23,788,472

Financials (17.3%)
57,600	Affiliated Managers Group, Inc.[a]	4,493,376
128,500	DuPont Fabros Technology, Inc.	3,231,775
136,600	First Niagara Financial Group, Inc.	1,591,390
14,000	Greenhill & Company, Inc.[b]	1,110,480
29,400	Hancock Holding Company	884,058
137,000	Healthcare Realty Trust, Inc.	3,204,430
61,050	Home Bancshares, Inc.	1,240,536
38,100	IBERIABANK Corporation	1,904,238
46,200	MB Financial, Inc.	749,364
454,300	Ocwen Financial Corporation[a]	4,606,602
93,800	Potlatch Corporation	3,189,200
21,900	Prosperity Bancshares, Inc.	711,093
31,200	SCBT Financial Corporation	973,128
62,700	Simmons First National Corporation	1,772,529
33,800	Solar Capital, Ltd.	725,010
78,500	Sunstone Hotel Investors, Inc.[a]	711,995
112,200	SVB Financial Group[a]	4,748,304
275,600	Texas Capital Bancshares, Inc.[a]	4,759,612
217,700	Zions Bancorporation[b]	4,650,072

	Total Financials	45,257,192

Health Care (12.1%)
199,400	Align Technology, Inc.[a,b]	3,904,252
128,900	Community Health Systems, Inc.[a]	3,992,033
92,200	Covance, Inc.[a]	4,314,038
234,304	Endologix, Inc.[a]	1,068,426
485,100	King Pharmaceuticals, Inc.[a]	4,831,596
41,550	Lincare Holdings, Inc.	1,042,490
47,600	Masimo Corporation	1,299,956
134,600	NuVasive, Inc.[a,b]	4,729,844
61,400	PSS World Medical, Inc.[a]	1,312,732

Shares	Common Stock (89.4%)	Value
Health Care (12.1%) - continued
28,200	STERIS Corporation	$936,804
75,300	United Therapeutics Corporation[a]	4,217,553

	Total Health Care	31,649,724

Industrials (15.1%)
61,500	Deluxe Corporation	1,176,495
115,650	FTI Consulting, Inc.[a]	4,011,898
34,600	Genesee & Wyoming, Inc.[a]	1,501,294
56,600	Herman Miller, Inc.	1,113,888
48,300	ICF International, Inc.[a]	1,210,881
9,900	Kforce, Inc.[a]	135,828
48,700	Knight Transportation, Inc.	941,371
20,900	Landstar System, Inc.	807,158
477,200	Manitowoc Company, Inc.	5,778,892
99,800	Navigant Consulting, Inc.[a]	1,160,674
171,050	Old Dominion Freight Line, Inc.[a]	4,348,091
181,800	Oshkosh Corporation[a]	4,999,500
132,900	Shaw Group, Inc.[a]	4,460,124
52,800	Sykes Enterprises, Inc.[a]	717,024
112,300	Teledyne Technologies, Inc.[a]	4,471,786
51,400	Waste Connections, Inc.[a]	2,038,524
34,300	Werner Enterprises, Inc.	702,807

	Total Industrials	39,576,235

Information Technology (16.7%)
124,000	ADTRAN, Inc.	4,377,200
510,866	Atmel Corporation[a]	4,066,493
142,374	Cogo Group, Inc.[a]	879,871
152,587	CommVault Systems, Inc.[a]	3,971,840
450,986	Compuware Corporation[a]	3,846,911
103,400	Informatica Corporation[a,b]	3,971,594
58,600	Ingram Micro, Inc.[a]	987,996
366,610	Monster Worldwide, Inc.[a,b]	4,751,266
124,400	Plantronics, Inc.	4,202,232
150,154	Polycom, Inc.[a]	4,096,201
32,200	Synnex Corporation[a]	906,108
345,130	Teradyne, Inc.[a]	3,844,748
213,300	TIBCO Software, Inc.[a]	3,783,942

	Total Information Technology	43,686,402

Materials (0.7%)
92,600	Puda Coal, Inc.[a,b]	708,390
26,400	Reliance Steel & Aluminum Company	1,096,392

	Total Materials	1,804,782

Telecommunications Services (0.1%)
22,600	Cbeyond, Inc.[a]	289,958

	Total Telecommunications Services	289,958

Utilities (3.0%)
117,200	Southwest Gas Corporation	3,936,748
136,800	UGI Corporation	3,913,848

	Total Utilities	7,850,596

	Total Common Stock (cost $213,397,778)	234,201,092

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (0.4%)	Value
U.S. Government and Agencies (0.4%)
$1,000,000	U.S. Treasury Notes 0.875%, 12/31/2010[c]	$1,001,641

	Total U.S. Government and Agencies	1,001,641

	Total Long-Term Fixed Income (cost $1,000,115)	1,001,641

Shares	Collateral Held for Securities Loaned (6.2%)	Value
16,359,458	Thrivent Financial Securities Lending Trust	16,359,458

	Total Collateral Held for Securities Loaned (cost $16,359,458)	16,359,458

Principal Amount	Short-Term Investments (10.5%)[d]	Value
	Ciesco, LP
6,980,000	0.190%, 10/1/2010	6,980,000
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.130%, 10/22/2010	9,999,268
5,000,000	0.110%, 10/25/2010	4,999,633
	Federal National Mortgage Association Discount Notes
5,000,000	0.150%, 10/25/2010	4,999,500
	U.S. Treasury Bill
500,000	0.160%, 12/30/2010[c]	499,800

	Total Short-Term Investments (at amortized cost)	27,478,201

	Total Investments (cost $258,235,552) 106.5%	$279,040,392

	Other Assets and Liabilities, Net (6.5%)	(16,959,996)

	Total Net Assets 100.0%	$262,080,396

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At September 30, 2010, $1,121,593 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$26,444,672
Gross unrealized depreciation	(5,639,832)

Net unrealized appreciation (depreciation)	$20,804,840

Cost for federal income tax purposes	$258,235,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Small Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	33,676,946	33,676,946	–	–
Consumer Staples	6,620,785	6,620,785	–	–
Energy	23,788,472	23,788,472	–	–
Financials	45,257,192	45,257,192	–	–
Health Care	31,649,724	31,649,724	–	–
Industrials	39,576,235	39,576,235	–	–
Information Technology	43,686,402	43,686,402	–	–
Materials	1,804,782	1,804,782	–	–
Telecommunications Services	289,958	289,958	–	–
Utilities	7,850,596	7,850,596	–	–
Long-Term Fixed Income
U.S. Government and Agencies	1,001,641	–	1,001,641	–
Collateral Held for Securities Loaned	16,359,458	16,359,458	–	–
Short-Term Investments	27,478,201	–	27,478,201	–

Total	$279,040,392	$250,560,550	$28,479,842	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	410,415	410,415	–	–

Total Asset Derivatives	$410,415	$410,415	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	234	December 2010	$15,372,885	$15,783,300	$410,415
Total Futures Contracts					$410,415

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$14,969,779	$105,393,167	$104,003,488	16,359,458	$16,359,458	$141,012
Total Value and Income Earned	14,969,779				16,359,458	141,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (15.8%)
8,400	American Public Education, Inc.[a]	$276,024
12,200	Arbitron, Inc.	341,234
5,600	Arctic Cat, Inc.[a]	57,400
8,500	Audiovox Corporation[a]	58,140
9,900	Big 5 Sporting Goods Corporation	132,858
615	Biglari Holdings, Inc.[a]	202,120
10,300	BJ’s Restaurants, Inc.[a]	290,048
6,500	Blue Nile, Inc.[a,b]	289,185
2,500	Blyth, Inc.	103,100
20,025	Brown Shoe Company, Inc.	229,687
40,400	Brunswick Corporation[b]	614,888
11,950	Buckle, Inc.[b]	317,153
8,300	Buffalo Wild Wings, Inc.[a,b]	397,487
18,300	Cabela’s, Inc.[a,b]	347,334
11,200	California Pizza Kitchen, Inc.[a]	191,072
29,400	Callaway Golf Company	205,800
7,600	Capella Education Company[a,b]	589,912
27,100	Carter’s, Inc.[a]	713,543
13,400	Cato Corporation	358,584
9,825	CEC Entertainment, Inc.[a]	337,292
12,400	Children’s Place Retail Stores, Inc.[a]	604,748
16,325	Christopher & Banks Corporation	129,131
14,900	Coinstar, Inc.[a,b]	640,551
10,700	Cracker Barrel Old Country Store, Inc.	543,132
39,500	Crocs, Inc.[a,b]	513,895
17,600	Deckers Outdoor Corporation[a]	879,296
7,000	DineEquity, Inc.[a,b]	314,860
8,700	Drew Industries, Inc.[a]	181,482
13,933	E.W. Scripps Company[a]	109,792
13,150	Ethan Allen Interiors, Inc.[b]	229,599
24,793	Finish Line, Inc.	344,871
17,850	Fred’s, Inc.	210,630
11,000	Genesco, Inc.[a]	328,680
10,900	Group 1 Automotive, Inc.[a,b]	325,692
12,500	Gymboree Corporation[a]	519,250
8,500	Haverty Furniture Companies, Inc.	92,735
14,000	Helen of Troy, Ltd.[a]	354,060
12,950	Hibbett Sports, Inc.[a]	323,102
28,400	Hillenbrand, Inc.	610,884
20,375	Hot Topic, Inc.	122,046
17,600	HSN, Inc.[a]	526,240
33,000	Iconix Brand Group, Inc.[a]	577,500
18,400	Interval Leisure Group, Inc.[a]	247,848
25,100	Jack in the Box, Inc.[a]	538,144
12,700	JAKKS Pacific, Inc.[a,b]	224,028
12,330	Jo-Ann Stores, Inc.[a]	549,301
12,562	Joseph A. Bank Clothiers, Inc.[a]	535,267
9,800	Kid Brands, Inc.[a]	84,280
7,200	Kirkland’s, Inc.[a]	99,792
12,400	K-Swiss, Inc.[a]	158,100
3,300	Landry’s Restaurants, Inc.[a,b]	80,817
23,600	La-Z-Boy, Inc.[a,b]	199,184
9,900	Lithia Motors, Inc.	94,941
68,018	Live Nation Entertainment, Inc.[a]	672,018
43,100	Liz Claiborne, Inc.[a,b]	262,048
10,600	Lumber Liquidators Holdings, Inc.[a,b]	260,442
8,400	M/I Homes, Inc.[a]	87,108
10,500	Maidenform Brands, Inc.[a]	302,925
9,900	Marcus Corporation	117,315
10,100	MarineMax, Inc.[a]	71,104

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (15.8%) - continued
24,000	Men’s Wearhouse, Inc.	$570,960
14,600	Meritage Homes Corporation[a]	286,452
6,500	Midas, Inc.[a]	49,465
5,200	Monarch Casino & Resort, Inc.[a]	58,292
9,200	Monro Muffler Brake, Inc.	424,212
7,900	Movado Group, Inc.[a]	85,952
12,600	Multimedia Games, Inc.[a]	46,620
2,400	National Presto Industries, Inc.	255,528
9,400	Nautilus Group, Inc.[a]	12,502
12,300	NutriSystem, Inc.[b]	236,652
8,600	O’Charley’s, Inc.[a]	61,834
38,800	OfficeMax, Inc.[a]	507,892
6,300	Oxford Industries, Inc.	149,814
10,500	P.F. Chang’s China Bistro, Inc.[b]	485,100
9,400	Papa John’s International, Inc.[a]	247,972
5,900	Peet’s Coffee & Tea, Inc.[a,b]	201,957
23,900	Pep Boys - Manny, Moe & Jack	252,862
4,600	Perry Ellis International, Inc.[a]	100,510
10,500	PetMed Express, Inc.[b]	183,750
27,900	Pinnacle Entertainment, Inc.[a]	311,085
15,200	Polaris Industries, Inc.	989,520
22,612	Pool Corporation	453,823
4,500	Pre-Paid Legal Services, Inc.[a,b]	281,205
59,100	Quiksilver, Inc.[a]	231,081
9,900	RC2 Corporation[a]	207,405
7,100	Red Robin Gourmet Burgers, Inc.[a]	139,231
29,600	Ruby Tuesday, Inc.[a]	351,352
14,100	Ruth’s Hospitality Group, Inc.[a]	56,541
24,425	Shuffle Master, Inc.[a]	205,414
15,400	Skechers USA, Inc.[a,b]	361,746
3,100	Skyline Corporation	62,806
16,100	Sonic Automotive, Inc.[a,b]	158,263
28,152	Sonic Corporation[a]	227,468
15,000	Spartan Motors, Inc.	69,600
17,200	Stage Stores, Inc.	223,600
5,400	Stamps.com, Inc.[a]	70,200
8,900	Standard Motor Products, Inc.	93,717
45,200	Standard Pacific Corporation[a]	179,444
12,300	Stein Mart, Inc.[a]	108,609
10,500	Steven Madden, Ltd.[a]	431,130
8,800	Sturm, Ruger & Company, Inc.[b]	120,032
10,600	Superior Industries International, Inc.	183,168
26,500	Texas Roadhouse, Inc.[a]	372,590
11,600	True Religion Apparel, Inc.[a]	247,544
16,700	Tuesday Morning Corporation[a]	79,659
6,100	Universal Electronic, Inc.[a]	127,185
9,500	Universal Technical Institute, Inc.	185,725
7,800	Volcom, Inc.[a]	149,136
13,300	Winnebago Industries, Inc.[a,b]	138,586
22,300	Wolverine World Wide, Inc.	646,923
10,500	Zale Corporation[a,b]	22,050
9,500	Zumiez, Inc.[a]	201,020

	Total Consumer Discretionary	31,024,883

Consumer Staples (3.3%)
40,800	Alliance One International, Inc.[a]	169,320
8,400	Andersons, Inc.	318,360
4,300	Boston Beer Company, Inc.[a]	287,541
5,500	Calavo Growers, Inc.[b]	119,240
6,100	Cal-Maine Foods, Inc.	176,778
17,300	Casey’s General Stores, Inc.	722,275

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Staples (3.3%) - continued
25,800	Central Garden & Pet Company[a]	$267,288
37,600	Darling International, Inc.[a]	320,352
9,900	Diamond Foods, Inc.[b]	405,801
11,800	Great Atlantic & Pacific Tea Company, Inc.[a,b]	46,728
19,500	Hain Celestial Group, Inc.[a]	467,610
6,500	J & J Snack Foods Corporation	272,545
14,800	Lance, Inc.	315,240
7,200	Mannatech, Inc.[a]	14,760
6,100	Medifast, Inc.[a,b]	165,493
5,600	Nash Finch Company	238,224
8,800	Sanderson Farms, Inc.	380,952
10,300	Spartan Stores, Inc.	149,350
16,100	TreeHouse Foods, Inc.[a]	742,210
19,800	United Natural Foods, Inc.[a]	656,172
7,570	WD-40 Company	287,811

	Total Consumer Staples	6,524,050

Energy (5.2%)
10,500	Basic Energy Services, Inc.[a]	89,460
16,500	Bristow Group, Inc.[a]	595,320
8,600	Carbo Ceramics, Inc.	696,600
15,600	Dril-Quip, Inc.[a]	968,916
6,500	Gulf Island Fabrication, Inc.	118,300
20,100	Holly Corporation	577,875
10,600	Hornbeck Offshore Services, Inc.[a]	206,594
69,500	ION Geophysical Corporation[a]	357,230
13,700	Lufkin Industries, Inc.	601,430
12,000	Matrix Service Company[a]	105,000
22,900	Oil States International, Inc.[a]	1,065,995
20,800	Penn Virginia Corporation	333,632
8,800	Petroleum Development Corporation[a]	242,880
25,400	PetroQuest Energy, Inc.[a]	154,686
24,700	Pioneer Drilling Company[a]	157,586
9,650	SEACOR Holdings, Inc.[a]	821,794
5,420	Seahawk Drilling, Inc.[a]	45,853
28,800	SM Energy Company	1,078,848
22,100	Stone Energy Corporation[a]	325,533
17,300	Swift Energy Company[a]	485,784
34,750	TETRA Technologies, Inc.[a]	354,450
31,500	World Fuel Services Corporation	819,315

	Total Energy	10,203,081

Financials (19.0%)
18,328	Acadia Realty Trust	348,232
3,533	American Physicians Capital, Inc.	146,478
8,500	Amerisafe, Inc.[a]	159,630
20,800	Bank Mutual Corporation	107,952
6,000	Bank of the Ozarks, Inc.	222,540
59,300	BioMed Realty Trust, Inc.	1,062,656
34,700	Boston Private Financial Holdings, Inc.	226,938
26,900	Brookline Bancorp, Inc.	268,462
13,400	Cash America International, Inc.	469,000
21,300	Cedar Shopping Centers, Inc.	129,504
7,100	City Holding Company[b]	217,757
32,500	Colonial Properties Trust	526,175
17,900	Columbia Banking System, Inc.	351,735
15,100	Community Bank System, Inc.[b]	347,451
24,765	Delphi Financial Group, Inc.	618,877
70,467	DiamondRock Hospitality Company[a]	668,732
12,575	Dime Community Bancshares	174,164

Shares	Common Stock (98.9%)	Value
Financials (19.0%) - continued
67,500	East West Bancorp, Inc.	$1,098,900
12,300	EastGroup Properties, Inc.	459,774
10,700	eHealth, Inc.[a]	138,244
18,700	Employers Holdings, Inc.	294,899
21,200	Entertainment Properties Trust	915,416
39,900	Extra Space Storage, Inc.	639,996
22,400	EZCORP, Inc.[a]	448,896
145,000	First BanCorp[a,b]	40,600
13,800	First Cash Financial Services, Inc.[a]	382,950
42,000	First Commonwealth Financial Corporation	228,900
26,500	First Financial Bancorp	442,020
9,500	First Financial Bankshares, Inc.[b]	446,405
33,812	First Midwest Bancorp, Inc.	389,852
16,600	Forestar Real Estate Group, Inc.[a]	283,030
31,600	Franklin Street Properties Corporation	392,472
32,800	Glacier Bancorp, Inc.	478,880
13,500	Hancock Holding Company	405,945
69,000	Hanmi Financial Corporation[a,b]	88,320
29,000	Healthcare Realty Trust, Inc.	678,310
10,020	Home Bancshares, Inc.	203,606
17,100	Home Properties, Inc.	904,590
18,000	Horace Mann Educators Corporation	320,040
9,700	Independent Bank Corporation (MA)	218,444
5,800	Infinity Property & Casualty Corporation	282,866
34,000	Inland Real Estate Corporation	282,540
19,300	Interactive Brokers Group, Inc.[a]	332,153
19,500	Investment Technology Group, Inc.[a]	277,290
23,900	Kilroy Realty Corporation[b]	792,046
28,800	Kite Realty Group Trust	127,872
16,900	LaBranche & Company, Inc.[a]	65,910
31,800	LaSalle Hotel Properties	743,802
52,659	Lexington Realty Trust	377,039
11,800	LTC Properties, Inc.	301,136
50,800	Medical Properties Trust, Inc.	515,112
15,000	Mid-America Apartment Communities, Inc.	874,200
17,300	Nara Bancorp, Inc.[a]	122,138
19,400	National Financial Partners[a]	245,798
57,500	National Penn Bancshares, Inc.	359,375
38,000	National Retail Properties, Inc.	954,180
5,700	Navigators Group, Inc.[a]	254,391
15,700	NBT Bancorp, Inc.	346,499
39,800	Old National Bancorp	417,900
19,400	optionsXpress Holdings, Inc.[a]	297,984
10,000	Parkway Properties, Inc.	148,000
25,200	Pennsylvania Real Estate Investment Trust[b]	298,872
15,200	Pinnacle Financial Partners, Inc.[a,b]	139,688
7,100	Piper Jaffray Companies[a]	206,823
7,800	Portfolio Recovery Associates, Inc.[a,b]	504,270
22,200	Post Properties, Inc.	619,824
9,700	Presidential Life Corporation	95,060
26,700	PrivateBancorp, Inc.[b]	304,113
14,500	ProAssurance Corporation[a]	835,055
8,500	PS Business Parks, Inc.	480,845
4,033	Rewards Network, Inc.	57,874
7,500	RLI Corporation	424,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.9%)	Value
Financials (19.0%) - continued
11,300	S&T Bancorp, Inc.[b]	$196,846
6,800	Safety Insurance Group, Inc.	285,736
24,400	Selective Insurance Group, Inc.	397,476
18,500	Signature Bank[a]	718,540
7,900	Simmons First National Corporation	223,333
98,300	South Financial Group, Inc.[a,b]	27,917
12,600	Sovran Self Storage, Inc.	477,540
12,200	Sterling Bancorp	106,018
46,500	Sterling Bancshares, Inc.	249,705
8,400	Stewart Information Services Corporation	95,088
16,300	Stifel Financial Corporation[a]	754,527
59,200	Susquehanna Bancshares, Inc.	499,648
13,326	SWS Group, Inc.	95,548
18,500	Tanger Factory Outlet Centers, Inc.	872,090
3,740	Tompkins Financial Corporation[b]	148,328
19,700	Tower Group, Inc.	459,995
18,500	Tradestation Group, Inc.[a]	121,730
35,082	TrustCo Bank Corporation NY	195,056
13,700	UMB Financial Corporation	486,487
52,200	Umpqua Holdings Corporation	591,948
17,500	United Bankshares, Inc.[b]	435,575
42,976	United Community Banks, Inc.[a]	96,266
9,700	United Fire & Casualty Company	205,737
5,600	Universal Health Realty Income Trust	192,696
10,700	Urstadt Biddle Properties	193,456
44,100	Whitney Holding Corporation	360,297
8,900	Wilshire Bancorp, Inc.	58,206
14,200	Wintrust Financial Corporation	460,222
7,112	World Acceptance Corporation[a,b]	314,066

	Total Financials	37,352,154

Health Care (12.8%)
10,200	Abaxis, Inc.[a]	235,620
32,300	Affymetrix, Inc.[a]	147,288
5,100	Air Methods Corporation[a]	212,058
30,900	Align Technology, Inc.[a,b]	605,022
3,800	Almost Family, Inc.[a]	112,594
13,133	Amedisys, Inc.[a,b]	312,565
34,700	American Medical Systems Holdings, Inc.[a]	679,426
23,300	AMERIGROUP Corporation[a]	989,551
15,000	AMN Healthcare Services, Inc.[a]	77,100
14,150	AmSurg Corporation[a]	247,342
5,900	Analogic Corporation	264,792
17,000	ArQule, Inc.[a]	87,550
11,200	Bio-Reference Laboratories, Inc.[a]	233,632
13,400	Cambrex Corporation[a]	56,950
5,800	Cantel Medical Corporation	93,960
17,800	Catalyst Health Solutions, Inc.[a]	626,738
22,500	Centene Corporation[a]	530,775
10,400	Chemed Corporation	592,488
5,000	Computer Programs and Systems, Inc.	212,850
13,150	CONMED Corporation[a]	294,691
21,200	Cooper Companies, Inc.	979,864
3,000	Corvel Corporation[a]	127,350
14,200	Cross Country Healthcare, Inc.[a]	102,098
12,850	CryoLife, Inc.[a]	78,000
26,900	Cubist Pharmaceuticals, Inc.[a]	629,191
11,000	Cyberonics, Inc.[a]	293,480

Shares	Common Stock (98.9%)	Value
Health Care (12.8%) - continued
8,000	Dionex Corporation[a]	$691,520
8,900	Emergent Biosolutions, Inc.[a]	153,614
6,000	Ensign Group, Inc.	107,700
15,297	Enzo Biochem, Inc.[a]	58,129
19,600	eResearch Technology, Inc.[a]	146,608
8,000	Genoptix, Inc.[a]	113,600
13,600	Gentiva Health Services, Inc.[a]	297,160
10,600	Greatbatch, Inc.[a]	245,814
11,300	Haemonetics Corporation[a]	661,389
14,700	Hanger Orthopedic Group, Inc.[a]	213,738
26,100	Healthspring, Inc.[a]	674,424
15,600	Healthways, Inc.[a]	181,584
4,600	Hi-Tech Pharmacal Company[a,b]	93,104
12,400	HMS Holding Corporation[a]	730,856
5,300	ICU Medical, Inc.[a]	197,637
9,500	Integra LifeSciences Holdings Corporation[a]	374,870
14,800	Invacare Corporation	392,348
7,400	IPC The Hospitalist Company, Inc.[a]	202,168
6,800	Kendle International, Inc.[a]	63,376
4,200	Kensey Nash Corporation[a]	121,338
4,300	Landauer, Inc.	269,309
8,550	LCA-Vision, Inc.[a]	47,623
7,100	LHC Group, Inc.[a]	164,649
15,200	Magellan Health Services, Inc.[a]	718,048
15,300	Martek Biosciences Corporation[a,b]	346,239
9,300	MedCath Corporation[a]	93,651
18,500	Meridian Bioscience, Inc.[b]	404,780
12,900	Merit Medical Systems, Inc.[a]	204,981
7,600	Molina Healthcare, Inc.[a]	205,124
5,600	MWI Veterinary Supply, Inc.[a]	323,232
13,200	Natus Medical, Inc.[a]	192,324
10,350	Neogen Corporation[a]	350,348
14,900	Omnicell, Inc.[a]	194,892
8,300	Osteotech, Inc.[a]	53,618
8,500	Palomar Medical Technologies, Inc.[a]	87,805
16,000	Par Pharmaceutical Companies, Inc.[a]	465,280
26,700	PAREXEL International Corporation[a]	617,571
14,000	PharMerica Corporation[a]	133,420
25,700	PSS World Medical, Inc.[a]	549,466
8,700	Quality Systems, Inc.[b]	576,897
30,700	Regeneron Pharmaceuticals, Inc.[a]	841,180
11,400	RehabCare Group, Inc.[a]	230,508
11,700	Res-Care, Inc.[a]	155,259
26,400	Salix Pharmaceuticals, Ltd.[a]	1,048,608
30,800	Savient Pharmaceuticals, Inc.[a,b]	704,396
7,900	SurModics, Inc.[a,b]	94,168
16,400	Symmetry Medical, Inc.[a]	158,096
35,500	ViroPharma, Inc.[a]	529,305
15,200	West Pharmaceutical Services, Inc.	521,512
9,800	Zoll Medical Corporation[a]	316,246

	Total Health Care	25,142,487

Industrials (15.9%)
10,200	A.O. Smith Corporation	590,478
5,400	AAON, Inc.[b]	127,008
18,000	AAR Corporation[a]	335,880
21,400	ABM Industries, Inc.	462,026
31,000	Actuant Corporation	711,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.9%)	Value
Industrials (15.9%) - continued
10,300	Administaff, Inc.	$277,379
6,900	Aerovironment, Inc.[a]	153,525
12,600	Albany International Corporation	238,392
7,100	Allegiant Travel Company[b]	300,472
4,100	American Science & Engineering, Inc.	301,965
12,800	Apogee Enterprises, Inc.	117,120
17,250	Applied Industrial Technologies, Inc.[b]	527,850
6,100	Applied Signal Technology, Inc.	151,768
11,500	Arkansas Best Corporation	278,645
9,100	Astec Industries, Inc.[a]	259,623
9,200	ATC Technology Corporation[a]	227,608
5,700	Azz, Inc.	244,188
6,800	Badger Meter, Inc.[b]	275,264
20,800	Barnes Group, Inc.	365,872
21,325	Belden, Inc.	562,554
18,258	Bowne & Company, Inc.	206,863
24,000	Brady Corporation	700,080
23,000	Briggs & Stratton Corporation	437,230
4,200	Cascade Corporation	133,560
5,900	CDI Corporation	76,228
11,550	Ceradyne, Inc.[a]	269,692
7,800	Circor International, Inc.	246,480
23,100	CLARCOR, Inc.	892,353
17,300	Comfort Systems USA, Inc.	185,629
4,600	Consolidated Graphics, Inc.[a]	190,670
7,200	Cubic Corporation	293,760
21,000	Curtiss-Wright Corporation	636,300
13,900	Dolan Company[a]	158,043
17,500	Dycom Industries, Inc.[a]	174,825
30,300	EMCOR Group, Inc.[a]	745,077
8,700	Encore Wire Corporation	178,437
9,400	EnPro Industries, Inc.[a]	294,032
12,100	ESCO Technologies, Inc.	402,446
13,700	Esterline Technologies Corporation[a]	784,051
6,300	Exponent, Inc.[a]	211,617
28,400	Federal Signal Corporation	153,076
13,200	Forward Air Corporation	343,200
8,500	G & K Services, Inc.	194,310
26,700	GenCorp, Inc.[a,b]	131,364
29,400	Geo Group, Inc.[a,b]	686,490
13,800	Gibraltar Industries, Inc.[a]	123,924
21,130	Griffon Corporation[a]	257,575
20,025	Healthcare Services Group, Inc.	456,370
23,148	Heartland Express, Inc.	344,211
8,000	Heidrick & Struggles International, Inc.	155,840
17,200	Hub Group, Inc.[a]	503,272
11,600	II-VI, Inc.[a]	433,028
17,900	Insituform Technologies, Inc.[a]	432,822
29,000	Interface, Inc.	412,670
12,800	John Bean Technologies Corporation	206,208
11,800	Kaman Corporation	309,278
15,300	Kaydon Corporation	529,380
12,900	Kelly Services, Inc.[a]	151,317
28,250	Knight Transportation, Inc.	546,073
1,800	Lawson Products, Inc.	27,486
5,650	Lindsay Manufacturing Company[b]	244,758
7,800	Lydall, Inc.[a]	57,408
16,600	Mobile Mini, Inc.[a]	254,644

Shares	Common Stock (98.9%)	Value
Industrials (15.9%) - continued
20,650	Moog, Inc.[a]	$733,281
17,200	Mueller Industries, Inc.	455,628
7,660	NCI Building Systems, Inc.[a]	73,000
19,125	Old Dominion Freight Line, Inc.[a]	486,157
16,600	On Assignment, Inc.[a]	87,150
26,400	Orbital Sciences Corporation[a]	403,920
12,300	Orion Marine Group, Inc.[a]	152,643
4,000	Powell Industries, Inc.[a]	124,480
17,175	Quanex Building Products Corporation	296,612
15,000	Robbins & Myers, Inc.	401,700
7,300	School Specialty, Inc.[a]	94,973
24,000	SFN Group, Inc.[a]	144,240
18,000	Simpson Manufacturing Company, Inc.	464,040
25,600	SkyWest, Inc.	357,376
5,800	Standard Register Company	16,936
5,700	Standex International Corporation	137,883
18,800	Sykes Enterprises, Inc.[a]	255,304
16,500	Teledyne Technologies, Inc.[a]	657,030
28,206	Tetra Tech, Inc.[a]	591,480
14,300	Toro Company	804,089
10,500	Tredegar Corporation	199,290
7,500	Triumph Group, Inc.	559,425
20,100	TrueBlue, Inc.[a]	274,365
6,700	UniFirst Corporation	295,805
10,700	United Stationers, Inc.[a]	572,557
8,800	Universal Forest Products, Inc.	257,400
9,400	Viad Corporation	181,796
8,900	Vicor Corporation	130,029
5,400	Volt Information Sciences, Inc.[a]	38,880
12,750	Watsco, Inc.	709,920
13,300	Watts Water Technologies, Inc.	452,865

	Total Industrials	31,091,708

Information Technology (18.2%)
12,000	Actel Corporation[a]	191,400
17,600	Advanced Energy Industries, Inc.[a]	229,856
8,900	Agilysys, Inc.[a]	57,850
12,800	Anixter International, Inc.[a]	691,072
57,123	Arris Group, Inc.[a]	558,092
14,400	ATMI, Inc.[a]	213,984
13,213	Avid Technology, Inc.[a]	173,222
5,300	Bel Fuse, Inc.	110,346
28,350	Benchmark Electronics, Inc.[a]	464,940
8,000	Black Box Corporation	256,480
20,000	Blackbaud, Inc.	480,800
19,500	Blue Coat Systems, Inc.[a]	469,170
31,900	Brightpoint, Inc.[a]	222,981
29,807	Brooks Automation, Inc.[a]	200,005
10,600	Cabot Microelectronics Corporation[a]	341,108
13,800	CACI International, Inc.[a]	624,588
18,000	Checkpoint Systems, Inc.[a]	366,300
31,700	CIBER, Inc.[a]	95,417
25,100	Cogent, Inc.[a]	267,064
18,100	Cognex Corporation	485,442
10,800	Cohu, Inc.	135,972
19,700	CommVault Systems, Inc.[a]	512,791
10,600	Compellent Technologies, Inc.[a]	192,708
11,500	comScore, Inc.[a]	270,480
12,900	Comtech Telecommunications Corporation[a]	352,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.9%)	Value
Information Technology (18.2%) - continued
20,600	Concur Technologies, Inc.[a]	$1,018,464
15,500	CSG Systems International, Inc.[a]	282,565
15,600	CTS Corporation	150,072
13,500	Cymer, Inc.[a]	500,580
73,000	Cypress Semiconductor Corporation[a]	918,340
16,000	Daktronics, Inc.[b]	157,120
18,400	DealerTrack Holdings, Inc.[a]	314,272
11,200	DG FastChannel, Inc.[a,b]	243,600
11,400	Digi International, Inc.[a]	108,186
16,350	Diodes, Inc.[a]	279,422
10,600	DSP Group, Inc.[a]	74,200
7,800	DTS, Inc.[a]	297,726
15,800	Ebix, Inc.[a,b]	370,510
10,800	Electro Scientific Industries, Inc.[a]	119,988
7,000	EMS Technologies, Inc.[a]	130,410
21,100	Epicor Software Corporation[a]	183,570
15,500	EPIQ Systems, Inc.	190,030
20,200	Exar Corporation[a]	120,998
7,400	FARO Technologies, Inc.[a]	161,394
17,400	FEI Company[a]	340,518
6,700	Forrester Research, Inc.[a]	221,636
11,500	Gerber Scientific, Inc.[a]	70,955
44,500	Harmonic, Inc.[a]	306,160
17,400	Heartland Payment Systems, Inc.	264,828
11,100	Hittite Microwave Corporation[a]	528,915
10,700	Hutchinson Technology, Inc.[a]	37,129
16,400	InfoSpace, Inc.[a]	142,024
21,075	Insight Enterprises, Inc.[a]	329,613
8,000	Integral Systems, Inc.[a]	59,040
6,000	Interactive Intelligence, Inc.[a]	105,600
22,600	Intermec, Inc.[a]	277,076
10,200	Intevac, Inc.[a]	102,102
20,800	J2 Global Communication, Inc.[a]	494,832
19,100	JDA Software Group, Inc.[a]	484,376
6,000	Keithley Instruments, Inc.	129,060
13,800	Knot, Inc.[a]	125,994
30,400	Kopin Corporation[a]	107,920
32,100	Kulicke and Soffa Industries, Inc.[a]	198,699
7,200	Liquidity Services, Inc.[a]	115,164
10,100	Littelfuse, Inc.[a]	441,370
8,400	LoJack Corporation[a]	32,088
10,100	Manhattan Associates, Inc.[a]	296,435
7,900	MAXIMUS, Inc.	486,482
10,800	Mercury Computer Systems, Inc.[a]	129,924
16,800	Methode Electronics, Inc.	152,544
23,000	Micrel, Inc.[b]	226,780
37,900	Microsemi Corporation[a]	649,985
4,000	MicroStrategy, Inc.[a]	346,440
22,900	MKS Instruments, Inc.[a]	411,742
16,700	Monolithic Power Systems, Inc.[a]	272,711
7,400	MTS Systems Corporation	229,400
3,600	NCI, Inc.[a]	68,112
16,200	NETGEAR, Inc.[a]	437,562
15,900	NetScout Systems, Inc.[a]	326,109
13,700	Network Equipment Technologies, Inc.[a,b]	47,265
16,700	Newport Corporation[a]	189,378
14,400	Novatel Wireless, Inc.[a]	113,472
8,400	OSI Systems, Inc.[a]	305,088
9,450	Park Electrochemical Corporation	248,913
8,600	PC-Tel, Inc.[a]	52,804
13,700	Perficient, Inc.[a]	125,218

Shares	Common Stock (98.9%)	Value
Information Technology (18.2%) - continued
11,400	Pericom Semiconductor Corporation[a]	$99,066
16,000	Phoenix Technologies, Ltd.[a]	62,400
18,400	Plexus Corporation[a]	540,040
19,700	Progress Software Corporation[a]	652,070
14,700	Radiant Systems, Inc.[a]	251,370
11,000	RadiSys Corporation[a]	103,620
7,200	Rogers Corporation[a]	226,656
14,300	Rudolph Technologies, Inc.[a]	118,833
12,200	ScanSource, Inc.[a]	338,428
12,600	Sigma Designs, Inc.[a,b]	144,774
13,800	Smith Micro Software, Inc.[a]	137,172
14,000	Sonic Solutions, Inc.[a,b]	159,320
12,700	Sourcefire, Inc.[a]	366,268
10,300	Standard Microsystems Corporation[a]	234,943
5,400	StarTek, Inc.[a]	22,572
9,400	Stratasys, Inc.[a,b]	260,568
5,900	Supertex, Inc.[a]	130,508
20,050	Symmetricom, Inc.[a]	114,686
15,700	Synaptics, Inc.[a,b]	441,798
10,700	Synnex Corporation[a]	301,098
38,750	Take-Two Interactive Software, Inc.[a]	392,925
18,300	Taleo Corporation[a]	530,517
18,900	Technitrol, Inc.	83,349
31,200	Tekelec, Inc.[a]	404,352
13,400	TeleTech Holdings, Inc.[a]	198,856
22,900	Tessera Technologies, Inc.[a]	423,650
30,937	THQ, Inc.[a]	124,367
4,800	Tollgrade Communications, Inc.[a]	35,184
71,000	TriQuint Semiconductor, Inc.[a]	681,600
19,700	TTM Technologies, Inc.[a]	192,863
12,300	Tyler Technologies, Inc.[a]	247,968
11,000	Ultratech, Inc.[a]	188,100
39,800	United Online, Inc.	227,656
34,075	Varian Semiconductor Equipment Associates, Inc.[a]	980,678
18,600	Veeco Instruments, Inc.[a,b]	648,582
18,500	ViaSat, Inc.[a]	760,535
12,300	Volterra Semiconductor Corporation[a]	264,696
19,400	Websense, Inc.[a]	344,156
17,500	Wright Express Corporation[a]	624,925

	Total Information Technology	35,678,942

Materials (4.2%)
14,400	A. Schulman, Inc.	290,160
7,600	A.M. Castle & Company[a]	100,700
11,500	AMCOL International Corporation	301,185
9,700	American Vanguard Corporation	59,946
11,500	Arch Chemicals, Inc.	403,535
12,900	Balchem Corporation	398,094
9,300	Brush Engineered Materials, Inc.[a]	264,492
17,900	Buckeye Technologies, Inc.	263,309
25,600	Calgon Carbon Corporation[a]	371,200
25,800	Century Aluminum Company[a]	339,786
5,200	Clearwater Paper Corporation[a]	395,616
4,900	Deltic Timber Corporation	219,520
20,100	Eagle Materials, Inc.	476,370
22,300	H.B. Fuller Company	443,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.9%)	Value
Materials (4.2%) - continued
27,600	Headwaters, Inc.[a]	$99,360
6,700	Kaiser Aluminum Corporation	286,693
7,400	LSB Industries, Inc.[a]	137,418
16,063	Myers Industries, Inc.	137,981
6,700	Neenah Paper, Inc.	101,840
4,200	Olympic Steel, Inc.	96,558
14,100	OM Group, Inc.[a]	424,692
5,200	Penford Corporation[a]	23,972
42,500	PolyOne Corporation[a]	513,825
5,100	Quaker Chemical Corporation	166,056
13,700	RTI International Metals, Inc.[a]	419,494
8,400	Schweitzer-Mauduit International, Inc.	489,804
3,500	Stepan Company	206,885
12,700	Texas Industries, Inc.[b]	400,304
22,400	Wausau Paper Corporation[a]	185,696
9,950	Zep, Inc.	173,528

	Total Materials	8,191,120

Telecommunications Services (0.5%)
14,100	Cbeyond, Inc.[a]	180,903
20,600	General Communication, Inc.[a]	205,382
15,100	Neutral Tandem, Inc.[a]	180,445
13,500	NTELOS Holdings Corporation	228,420
10,100	USA Mobility, Inc.	161,903

	Total Telecommunications Services	957,053

Utilities (4.0%)
14,133	ALLETE, Inc.	514,865
8,450	American States Water Company	302,341
25,200	Avista Corporation	526,176
5,700	Central Vermont Public Service Corporation	114,969
7,200	CH Energy Group, Inc.	317,952
19,800	El Paso Electric Company[a]	470,844
10,200	Laclede Group, Inc.	351,084
18,750	New Jersey Resources Corporation	735,375
12,100	Northwest Natural Gas Company	574,145
16,500	NorthWestern Corporation	470,250
32,900	Piedmont Natural Gas Company, Inc.[b]	954,100
13,600	South Jersey Industries, Inc.	672,792
20,700	Southwest Gas Corporation	695,313
21,066	UIL Holdings Corporation	593,219
16,600	UniSource Energy Corporation	554,938

	Total Utilities	7,848,363

	Total Common Stock (cost $176,152,161)	194,013,841

Principal Amount	Long-Term Fixed Income (0.1%)	Value
U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
100,000	0.875%, 12/31/2010[c]	100,164

	Total U.S. Government and Agencies	100,164

	Total Long-Term Fixed Income (cost $100,110)	100,164

Shares	Collateral Held for Securities Loaned (10.2%)	Value
20,038,321	Thrivent Financial Securities Lending Trust	$20,038,321

	Total Collateral Held for Securities Loaned (cost $20,038,321)	20,038,321

Principal Amount	Short-Term Investments (0.1%)[d]	Value
	U.S. Treasury Bill
250,000	0.135%, 12/30/2010[c]	249,916

	Total Short-Term Investments (at amortized cost)	249,916

	Total Investments (cost $196,540,508) 109.3%	$214,402,242

	Other Assets and Liabilities, Net (9.3%)	(18,170,851)

	Total Net Assets 100.0%	$196,231,391

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At September 30, 2010, $271,634 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$49,381,699
Gross unrealized depreciation	(31,519,965)

Net unrealized appreciation (depreciation)	$17,861,734

Cost for federal income tax purposes	$196,540,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Small Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	31,024,883	31,024,883	–	–
Consumer Staples	6,524,050	6,524,050	–	–
Energy	10,203,081	10,203,081	–	–
Financials	37,352,154	37,352,154	–	–
Health Care	25,142,487	25,142,487	–	–
Industrials	31,091,708	31,091,708	–	–
Information Technology	35,678,942	35,678,942	–	–
Materials	8,191,120	8,191,120	–	–
Telecommunications Services	957,053	957,053	–	–
Utilities	7,848,363	7,848,363	–	–
Long-Term Fixed Income
U.S. Government and Agencies	100,164	–	100,164	–
Collateral Held for Securities Loaned	20,038,321	20,038,321	–	–
Short-Term Investments	249,916	–	249,916	–

Total	$214,402,242	$214,052,162	$350,080	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	127,463	127,463	–	–

Total Asset Derivatives	$127,463	$127,463	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	37	December 2010	$2,368,187	$2,495,650	$127,463
Total Futures Contracts					$127,463

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$24,200,701	$69,697,345	$73,859,725	20,038,321	$20,038,321	$167,222
Total Value and Income Earned	24,200,701				20,038,321	167,222

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.5%)	Value
Consumer Discretionary (13.4%)
25,300	Abercrombie & Fitch Company	$994,796
89,800	American Eagle Outfitters, Inc.	1,343,408
22,100	Autoliv, Inc.	1,443,793
23,700	BorgWarner, Inc.[a]	1,247,094
16,000	Coldwater Creek, Inc.[a,b]	84,320
36,400	Darden Restaurants, Inc.	1,557,192
36,200	Discovery Communications, Inc.[a,b]	1,576,510
50,550	Dollar Tree, Inc.[a]	2,464,818
54,900	International Game Technology	793,305
18,900	J.C. Penney Company, Inc.	513,702
53,398	Leapfrog Enterprises, Inc.[a]	292,621
65,200	MGM Resorts International[a,b]	735,456
21,100	O’Reilly Automotive, Inc.[a]	1,122,520
8,700	P.F. Chang’s China Bistro, Inc.[b]	401,940
52,500	Toll Brothers, Inc.[a]	998,550
13,100	VF Corporation	1,061,362
15,000	WMS Industries, Inc.[a]	571,050
70,900	Zumiez, Inc.[a,b]	1,500,244

	Total Consumer Discretionary	18,702,681

Consumer Staples (5.5%)
51,200	Avon Products, Inc.	1,644,032
49,000	BJ’s Wholesale Club, Inc.[a]	2,033,500
20,700	Clorox Company	1,381,932
56,200	H.J. Heinz Company	2,662,194

	Total Consumer Staples	7,721,658

Energy (11.3%)
43,300	Alpha Natural Resources, Inc.[a]	1,781,795
65,800	Forest Oil Corporation[a]	1,954,260
37,900	Frontline, Ltd.[b]	1,077,497
83,300	Nabors Industries, Ltd.[a]	1,504,398
119,900	Petrohawk Energy Corporation[a]	1,935,186
90,500	Quicksilver Resources, Inc.[a]	1,140,300
21,700	Range Resources Corporation	827,421
39,300	Sunoco, Inc.	1,434,450
50,900	Ultra Petroleum Corporation[a]	2,136,782
93,800	Weatherford International, Ltd.[a]	1,603,980
48,300	Willbros Group, Inc.[a]	442,911

	Total Energy	15,838,980

Financials (5.3%)
52,000	Discover Financial Services	867,360
6,600	IntercontinentalExchange, Inc.[a]	691,152
46,800	Lazard, Ltd.	1,641,744
21,700	MSCI, Inc.[a]	720,657
26,400	PartnerRe, Ltd.	2,116,752
80,793	TCF Financial Corporation[b]	1,308,039

	Total Financials	7,345,704

Health Care (10.3%)
12,600	Alexion Pharmaceuticals, Inc.[a]	810,936
29,900	Beckman Coulter, Inc.	1,458,821
172,200	Boston Scientific Corporation[a]	1,055,586
25,100	C.R. Bard, Inc.	2,043,893
15,300	Cephalon, Inc.[a]	955,332
36,800	CIGNA Corporation	1,316,704
89,100	Hologic, Inc.[a]	1,426,491
115,400	King Pharmaceuticals, Inc.[a]	1,149,384
54,000	Myriad Genetics, Inc.[a]	886,140
20,900	Shire Pharmaceuticals Group plc ADR	1,406,152

Shares	Common Stock (95.5%)	Value
Health Care (10.3%) - continued
20,500	Thermo Fisher Scientific, Inc.[a]	$981,540
25,500	Vertex Pharmaceuticals, Inc.[a]	881,535

	Total Health Care	14,372,514

Industrials (18.4%)
47,200	Aecom Technology Corporation[a]	1,145,072
72,000	BE Aerospace, Inc.[a]	2,182,320
59,900	Delta Air Lines, Inc.[a]	697,236
49,700	Expeditors International of Washington, Inc.	2,297,631
18,100	Flowserve Corporation	1,980,502
24,699	FTI Consulting, Inc.[a]	856,808
45,300	JB Hunt Transport Services, Inc.	1,571,910
68,500	Knight Transportation, Inc.	1,324,105
28,500	Manpower, Inc.	1,487,700
39,500	Pentair, Inc.	1,328,385
19,200	Precision Castparts Corporation	2,445,120
54,800	Quanta Services, Inc.[a]	1,045,584
19,600	Roper Industries, Inc.	1,277,528
36,800	Ryanair Holdings plc ADR	1,133,808
38,600	Shaw Group, Inc.[a]	1,295,416
23,700	SPX Corporation	1,499,736
30,100	Stericycle, Inc.[a]	2,091,348

	Total Industrials	25,660,209

Information Technology (19.5%)
40,887	Akamai Technologies, Inc.[a]	2,051,710
21,500	Altera Corporation	648,440
263,800	Atmel Corporation[a]	2,099,848
19,400	CommVault Systems, Inc.[a]	504,982
46,500	Electronic Arts, Inc.[a]	763,995
43,600	F5 Networks, Inc.[a]	4,526,116
37,900	JDS Uniphase Corporation[a]	469,581
52,600	Juniper Networks, Inc.[a]	1,596,410
56,500	Marvell Technology Group, Ltd.[a]	989,315
52,260	Monster Worldwide, Inc.[a,b]	677,289
63,400	NETAPP, Inc.[a]	3,156,686
35,102	Netlogic Microsystems, Inc.[a,b]	968,113
13,700	Nice Systems, Ltd. ADR[a]	428,673
104,300	Nuance Communications, Inc.[a]	1,631,252
92,600	NVIDIA Corporation[a]	1,081,568
71,900	Polycom, Inc.[a]	1,961,432
20,200	Red Hat, Inc.[a]	828,200
17,400	Riverbed Technology, Inc.[a]	793,092
75,700	Symantec Corporation[a]	1,148,369
23,100	Teradata Corporation[a]	890,736

	Total Information Technology	27,215,807

Materials (8.5%)
54,300	Celanese Corporation	1,743,030
29,800	Crown Holdings, Inc.[a]	854,068
38,900	Ecolab, Inc.	1,973,786
27,100	Newmont Mining Corporation	1,702,151
70,200	Pan American Silver Corporation	2,077,218
9,200	Randgold Resources, Ltd. ADR	933,432
25,200	Rock-Tenn Company	1,255,212
16,800	Walter Energy, Inc.	1,365,672

	Total Materials	11,904,569

Telecommunications Services (3.3%)
53,200	NII Holdings, Inc.[a]	2,186,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.5%)	Value
Telecommunications Services (3.3%) - continued
59,900	SBA Communications Corporation[a]	$2,413,970

	Total Telecommunications Services	4,600,490

	Total Common Stock (cost $107,112,177)	133,362,612

Shares	Collateral Held for Securities Loaned (5.7%)	Value
7,935,875	Thrivent Financial Securities Lending Trust	7,935,875

	Total Collateral Held for Securities Loaned (cost $7,935,875)	7,935,875

Principal Amount	Short-Term Investments (3.6%)[c]	Value
5,000,000	Federal Home Loan Mortgage Corporation Discount Notes 0.150%, 10/19/2010	4,999,625

	Total Short-Term Investments (at amortized cost)	4,999,625

	Total Investments (cost $120,047,677) 104.8%	$146,298,112

	Other Assets and Liabilities, Net (4.8%)	(6,699,640)

	Total Net Assets 100.0%	$139,598,472

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$30,014,611
Gross unrealized depreciation	(3,764,176)

Net unrealized appreciation (depreciation)	$26,250,435

Cost for federal income tax purposes	$120,047,677

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,702,681	18,702,681	–	–
Consumer Staples	7,721,658	7,721,658	–	–
Energy	15,838,980	15,838,980	–	–
Financials	7,345,704	7,345,704	–	–
Health Care	14,372,514	14,372,514	–	–
Industrials	25,660,209	25,660,209	–	–
Information Technology	27,215,807	27,215,807	–	–
Materials	11,904,569	11,904,569	–	–
Telecommunications Services	4,600,490	4,600,490	–	–
Collateral Held for Securities Loaned	7,935,875	7,935,875	–	–
Short-Term Investments	4,999,625	–	4,999,625	–

Total	$146,298,112	$141,298,487	$4,999,625	$ –

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$2,701,775	$46,019,329	$40,785,229	7,935,875	$7,935,875	$24,731
Total Value and Income Earned	2,701,775				7,935,875	24,731

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.6%)	Value
Consumer Discretionary (14.8%)
68,800	Abercrombie & Fitch Company	$2,705,216
183,000	American Eagle Outfitters, Inc.	2,737,680
61,500	Autoliv, Inc.	4,017,795
77,650	BorgWarner, Inc.[a]	4,085,943
104,208	Coldwater Creek, Inc.[a,b]	549,176
94,100	Darden Restaurants, Inc.	4,025,598
83,150	Discovery Communications, Inc.[a,b]	3,621,182
99,700	Dollar Tree, Inc.[a]	4,861,372
76,000	DreamWorks Animation SKG, Inc.[a]	2,425,160
90,050	Hasbro, Inc.	4,008,125
120,950	International Game Technology	1,747,728
51,100	J.C. Penney Company, Inc.	1,388,898
56,150	Jack in the Box, Inc.[a]	1,203,856
99,800	KB Home[b]	1,130,734
128,800	Leapfrog Enterprises, Inc.[a]	705,824
189,000	MGM Resorts International[a,b]	2,131,920
51,500	O’Reilly Automotive, Inc.[a]	2,739,800
23,800	P.F. Chang’s China Bistro, Inc.[b]	1,099,560
125,725	Toll Brothers, Inc.[a]	2,391,290
36,700	VF Corporation	2,973,434
41,400	WMS Industries, Inc.[a]	1,576,098
152,825	Zumiez, Inc.[a,b]	3,233,777

	Total Consumer Discretionary	55,360,166

Consumer Staples (4.8%)
110,800	Avon Products, Inc.	3,557,788
122,700	BJ’s Wholesale Club, Inc.[a]	5,092,050
57,300	Clorox Company	3,825,348
116,000	H.J. Heinz Company	5,494,920

	Total Consumer Staples	17,970,106

Energy (10.5%)
111,000	Alpha Natural Resources, Inc.[a]	4,567,650
169,500	Forest Oil Corporation[a]	5,034,150
83,300	Frontline, Ltd.[b]	2,368,219
184,900	Nabors Industries, Ltd.[a]	3,339,294
273,725	Petrohawk Energy Corporation[a]	4,417,921
172,500	Quicksilver Resources, Inc.[a]	2,173,500
50,200	Range Resources Corporation	1,914,126
110,575	Sunoco, Inc.	4,035,988
138,500	Ultra Petroleum Corporation[a]	5,814,230
267,800	Weatherford International, Ltd.[a]	4,579,380
143,525	Willbros Group, Inc.[a]	1,316,124

	Total Energy	39,560,582

Financials (5.1%)
140,600	Discover Financial Services	2,345,208
20,350	IntercontinentalExchange, Inc.[a]	2,131,052
129,250	Lazard, Ltd.	4,534,090
61,800	MSCI, Inc.[a]	2,052,378
57,600	PartnerRe, Ltd.	4,618,368
215,814	TCF Financial Corporation[b]	3,494,029

	Total Financials	19,175,125

Health Care (10.2%)
46,100	Alexion Pharmaceuticals, Inc.[a]	2,966,996
64,600	Beckman Coulter, Inc.	3,151,834
390,800	Boston Scientific Corporation[a]	2,395,604
67,575	C.R. Bard, Inc.	5,502,632
31,100	Cephalon, Inc.[a]	1,941,884
102,100	CIGNA Corporation	3,653,138

Shares	Common Stock (95.6%)	Value
Health Care (10.2%) - continued
202,050	Hologic, Inc.[a]	$3,234,821
299,200	King Pharmaceuticals, Inc.[a]	2,980,032
38,700	Life Technologies Corporation[a]	1,806,903
151,850	Myriad Genetics, Inc.[a]	2,491,858
63,800	Shire Pharmaceuticals Group plc ADR	4,292,464
40,100	Thermo Fisher Scientific, Inc.[a]	1,919,988
51,300	Vertex Pharmaceuticals, Inc.[a]	1,773,441

	Total Health Care	38,111,595

Industrials (17.9%)
116,000	Aecom Technology Corporation[a]	2,814,160
186,600	BE Aerospace, Inc.[a]	5,655,846
37,800	C.H. Robinson Worldwide, Inc.	2,642,976
163,875	Delta Air Lines, Inc.[a]	1,907,505
130,795	Expeditors International of Washington, Inc.	6,046,653
45,300	Flowserve Corporation	4,956,726
58,647	FTI Consulting, Inc.[a]	2,034,464
107,400	JB Hunt Transport Services, Inc.	3,726,780
145,600	Knight Transportation, Inc.	2,814,448
70,000	Manpower, Inc.	3,654,000
93,275	Pentair, Inc.	3,136,838
45,450	Precision Castparts Corporation	5,788,057
150,400	Quanta Services, Inc.[a]	2,869,632
64,875	Roper Industries, Inc.	4,228,553
88,550	Ryanair Holdings plc ADR	2,728,226
99,900	Shaw Group, Inc.[a]	3,352,644
62,500	SPX Corporation	3,955,000
71,500	Stericycle, Inc.[a,b]	4,967,820

	Total Industrials	67,280,328

Information Technology (18.4%)
75,514	Akamai Technologies, Inc.[a]	3,789,293
46,400	Altera Corporation	1,399,424
679,100	Atmel Corporation[a]	5,405,636
35,400	Broadcom Corporation	1,252,806
52,800	CommVault Systems, Inc.[a]	1,374,384
136,225	Electronic Arts, Inc.[a]	2,238,177
90,175	F5 Networks, Inc.[a]	9,361,067
102,600	JDS Uniphase Corporation[a]	1,271,214
122,800	Juniper Networks, Inc.[a]	3,726,980
137,700	Marvell Technology Group, Ltd.[a]	2,411,127
104,650	Monster Worldwide, Inc.[a,b]	1,356,264
148,775	NETAPP, Inc.[a]	7,407,507
89,902	Netlogic Microsystems, Inc.[a,b]	2,479,497
36,900	Nice Systems, Ltd. ADR[a]	1,154,601
225,800	Nuance Communications, Inc.[a]	3,531,512
235,625	NVIDIA Corporation[a]	2,752,100
172,025	Polycom, Inc.[a]	4,692,842
55,100	Red Hat, Inc.[a]	2,259,100
50,400	Riverbed Technology, Inc.[a]	2,297,232
152,050	Symantec Corporation[a]	2,306,598
62,400	Teradata Corporation[a]	2,406,144
136,900	Tyco Electronics, Ltd.	4,000,218

	Total Information Technology	68,873,723

Materials (9.8%)
147,575	Celanese Corporation	4,737,158
68,100	Crown Holdings, Inc.[a]	1,951,746
94,100	Ecolab, Inc.	4,774,634
80,000	Newmont Mining Corporation	5,024,800
68,600	Pactiv Corporation[a]	2,262,428

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.6%)	Value
Materials (9.8%) - continued
161,100	Pan American Silver Corporation[b]	$4,766,949
25,900	Randgold Resources, Ltd. ADR	2,627,814
70,900	Rock-Tenn Company	3,531,529
98,575	Rockwood Holdings, Inc.[a]	3,102,155
46,700	Walter Energy, Inc.	3,796,243

	Total Materials	36,575,456

Telecommunications Services (4.1%)
80,342	American Tower Corporation[a]	4,118,331
129,250	NII Holdings, Inc.[a]	5,312,175
149,600	SBA Communications Corporation[a]	6,028,880

	Total Telecommunications Services	15,459,386

	Total Common Stock (cost $315,026,985)	358,366,467

Shares	Collateral Held for Securities Loaned (5.5%)	Value
20,534,230	Thrivent Financial Securities Lending Trust	20,534,230

	Total Collateral Held for Securities Loaned (cost $20,534,230)	20,534,230

Principal Amount	Short-Term Investments (4.3%)[c]	Value
6,295,000	ENI Finance USA, Inc. 0.200%, 10/1/2010	6,295,000
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.130%, 10/22/2010	4,999,634
5,000,000	0.150%, 10/28/2010	4,999,437

	Total Short-Term Investments (at amortized cost)	16,294,071

	Total Investments (cost $351,855,286) 105.4%	$395,194,768

	Other Assets and Liabilities, Net (5.4%)	(20,205,487)

	Total Net Assets 100.0%	$374,989,281

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$64,034,458
Gross unrealized depreciation	(20,694,976)

Net unrealized appreciation (depreciation)	$43,339,482

Cost for federal income tax purposes	$351,855,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Mid Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	55,360,166	55,360,166	–	–
Consumer Staples	17,970,106	17,970,106	–	–
Energy	39,560,582	39,560,582	–	–
Financials	19,175,125	19,175,125	–	–
Health Care	38,111,595	38,111,595	–	–
Industrials	67,280,328	67,280,328	–	–
Information Technology	68,873,723	68,873,723	–	–
Materials	36,575,456	36,575,456	–	–
Telecommunications Services	15,459,386	15,459,386	–	–
Collateral Held for Securities Loaned	20,534,230	20,534,230	–	–
Short-Term Investments	16,294,071	–	16,294,071	–

Total	$395,194,768	$378,900,697	$16,294,071	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$10,479,037	$120,089,428	$110,034,235	20,534,230	$20,534,230	$51,062
Total Value and Income Earned	10,479,037				20,534,230	51,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (12.8%)
160,490	CBS Corporation	$2,545,371
173,386	DISH Network Corporation	3,322,076
22,050	Fossil, Inc.[a]	1,186,070
70,560	Guess ?, Inc.	2,866,853
60,310	Hanesbrands, Inc.[a]	1,559,617
28,450	Harley-Davidson, Inc.[b]	809,118
20,196	Lear Corporation[a]	1,594,070
175,578	Liberty Media Corporation - Interactive[a]	2,407,174
20,420	Mohawk Industries, Inc.[a]	1,088,386
167,894	Newell Rubbermaid, Inc.	2,990,192
2,248	NVR, Inc.[a]	1,455,647
18,450	Sherwin-Williams Company	1,386,333
46,380	TRW Automotive Holdings Corporation[a]	1,927,553
3,970	Washington Post Company[b]	1,585,658

	Total Consumer Discretionary	26,724,118

Consumer Staples (5.3%)
13,774	Alberto-Culver Company	518,591
99,110	ConAgra Foods, Inc.	2,174,473
112,638	Del Monte Foods Company	1,476,684
41,820	H.J. Heinz Company	1,981,014
40,750	Hansen Natural Corporation[a]	1,899,765
49,998	J.M. Smucker Company	3,026,379

	Total Consumer Staples	11,076,906

Energy (9.9%)
24,250	Alpha Natural Resources, Inc.[a]	997,887
78,710	Forest Oil Corporation[a]	2,337,687
36,330	Helmerich & Payne, Inc.	1,469,912
115,550	Key Energy Services, Inc.[a]	1,098,881
96,419	Newfield Exploration Company[a]	5,538,307
84,720	QEP Resources, Inc.	2,553,461
101,418	Range Resources Corporation	3,867,068
169,760	Weatherford International, Ltd.[a]	2,902,896

	Total Energy	20,766,099

Financials (28.6%)
25,229	Alexandria Real Estate Equities, Inc.	1,766,030
81,610	Annaly Capital Management, Inc.	1,436,336
28,702	Boston Properties, Inc.	2,385,710
73,980	Comerica, Inc.	2,748,357
28,760	Digital Realty Trust, Inc.[b]	1,774,492
96,018	Douglas Emmett, Inc.	1,681,275
45,303	Everest Re Group, Ltd.	3,917,351
153,070	Fifth Third Bancorp	1,841,432
125,150	First Horizon National Corporation[a]	1,427,962
164,360	Genworth Financial, Inc.[a]	2,008,479
130,575	Hartford Financial Services Group, Inc.	2,996,696
137,377	Host Hotels & Resorts, Inc.	1,989,219
9,540	IntercontinentalExchange, Inc.[a]	999,029
146,678	Invesco, Ltd.	3,113,974
134,791	Janus Capital Group, Inc.	1,475,962
38,890	Lazard, Ltd.	1,364,261
15,753	M&T Bank Corporation[b]	1,288,753
92,112	Marsh & McLennan Companies, Inc.	2,221,742
260,110	MFA Mortgage Investments, Inc.	1,984,639
155,389	Principal Financial Group, Inc.	4,027,683

Shares	Common Stock (98.6%)	Value
Financials (28.6%) - continued
60,730	Progressive Corporation	$1,267,435
238,065	SLM Corporation[a]	2,749,651
133,392	SunTrust Banks, Inc.	3,445,515
33,430	Tanger Factory Outlet Centers, Inc.	1,575,890
47,920	Ventas, Inc.	2,471,234
133,673	W.R. Berkley Corporation	3,618,528
106,990	XL Group plc	2,317,403

	Total Financials	59,895,038

Health Care (6.2%)
103,639	Aetna, Inc.	3,276,029
65,519	Biogen Idec, Inc.[a]	3,676,926
27,389	C.R. Bard, Inc.	2,230,286
110,030	Hologic, Inc.[a]	1,761,580
53,786	Kinetic Concepts, Inc.[a]	1,967,492

	Total Health Care	12,912,313

Industrials (9.1%)
57,690	BE Aerospace, Inc.[a]	1,748,584
30,110	Cooper Industries plc	1,473,282
38,451	Eaton Corporation	3,171,823
171,770	JetBlue Airways Corporation[a,b]	1,149,141
52,680	Kansas City Southern, Inc.[a]	1,970,759
39,820	Parker Hannifin Corporation	2,789,789
74,860	Pentair, Inc.	2,517,542
60,977	Republic Services, Inc.	1,859,189
25,000	Ryder System, Inc.	1,069,250
66,300	Textron, Inc.[b]	1,363,128

	Total Industrials	19,112,487

Information Technology (5.4%)
46,784	Amphenol Corporation	2,291,480
60,570	BMC Software, Inc.[a]	2,451,874
26,760	Check Point Software Technologies, Ltd.[a]	988,247
46,231	CommScope, Inc.[a]	1,097,524
298,251	ON Semiconductor Corporation[a]	2,150,390
84,610	Parametric Technology Corporation[a]	1,653,279
25,680	Quest Software, Inc.[a]	631,471

	Total Information Technology	11,264,265

Materials (5.4%)
47,820	Celanese Corporation	1,535,022
19,040	CF Industries Holdings, Inc.	1,818,320
21,680	Cliffs Natural Resources, Inc.	1,385,786
182,150	Huntsman Corporation	2,105,654
53,220	Owens-Illinois, Inc.[a]	1,493,353
100,240	Steel Dynamics, Inc.	1,414,386
82,610	Temple-Inland, Inc.	1,541,503

	Total Materials	11,294,024

Telecommunications Services (3.2%)
77,489	CenturyLink, Inc.	3,057,716
142,760	Clearwire Corporation[a,b]	1,154,928
544,936	Sprint Nextel Corporation[a]	2,523,054

	Total Telecommunications Services	6,735,698

Utilities (12.7%)
33,220	Alliant Energy Corporation	1,207,547
172,240	CMS Energy Corporation	3,103,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.6%)	Value
Utilities (12.7%) - continued
37,892	DPL, Inc.	$990,118
73,039	Edison International, Inc.	2,511,811
29,293	FirstEnergy Corporation[b]	1,128,952
21,813	Great Plains Energy, Inc.	412,266
56,310	Northeast Utilities	1,665,087
126,184	NV Energy, Inc.	1,659,319
32,400	Pinnacle West Capital Corporation	1,337,148
105,856	PPL Corporation	2,882,459
37,990	Progress Energy, Inc.	1,687,516
73,873	SCANA Corporation	2,978,559
25,880	Sempra Energy	1,392,344
156,910	Xcel Energy, Inc.	3,604,223

	Total Utilities	26,561,114

	Total Common Stock (cost $181,136,335)	206,342,062

Shares	Collateral Held for Securities Loaned (4.8%)	Value
10,148,995	Thrivent Financial Securities Lending Trust	10,148,995

	Total Collateral Held for Securities Loaned (cost $10,148,995)	10,148,995

Principal Amount	Short-Term Investments (1.5%)[c]	Value
	Nieuw Amsterdam Receivables Corporation
3,095,000	0.220%, 10/1/2010	3,095,000

	Total Short-Term Investments (at amortized cost)	3,095,000

	Total Investments (cost $194,380,330) 104.9%	$219,586,057

	Other Assets and Liabilities, Net (4.9%)	(10,289,184)

	Total Net Assets 100.0%	$209,296,873

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$28,417,270
Gross unrealized depreciation	(3,211,543)

Net unrealized appreciation (depreciation)	$25,205,727

Cost for federal income tax purposes	$194,380,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	26,724,118	26,724,118	–	–
Consumer Staples	11,076,906	11,076,906	–	–
Energy	20,766,099	20,766,099	–	–
Financials	59,895,038	59,895,038	–	–
Health Care	12,912,313	12,912,313	–	–
Industrials	19,112,487	19,112,487	–	–
Information Technology	11,264,265	11,264,265	–	–
Materials	11,294,024	11,294,024	–	–
Telecommunications Services	6,735,698	6,735,698	–	–
Utilities	26,561,114	26,561,114	–	–
Collateral Held for Securities Loaned	10,148,995	10,148,995	–	–
Short-Term Investments	3,095,000	–	3,095,000	–

Total	$219,586,057	$216,491,057	$3,095,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$9,806,665	$77,131,683	$76,789,353	10,148,995	$10,148,995	$36,257
Total Value and Income Earned	9,806,665				10,148,995	36,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (96.1%)	Value
Consumer Discretionary (10.6%)
150,814	Autoliv, Inc.	$9,852,679
146,536	Dollar Tree, Inc.[a]	7,145,095
266,900	Macy’s, Inc.	6,162,721
31,300	Netflix, Inc.[a,b]	5,075,608
147,800	Omnicom Group, Inc.	5,835,144
83,555	Panera Bread Company[a]	7,403,808
201,400	Williams-Sonoma, Inc.	6,384,380

	Total Consumer Discretionary	47,859,435

Consumer Staples (2.6%)
206,640	Flowers Foods, Inc.[b]	5,132,938
145,912	TreeHouse Foods, Inc.[a]	6,726,543

	Total Consumer Staples	11,859,481

Energy (8.8%)
105,092	Alpha Natural Resources, Inc.[a]	4,324,536
170,000	Arch Coal, Inc.	4,540,700
104,000	ENSCO International plc ADR	4,651,920
215,960	Forest Oil Corporation[a]	6,414,012
146,506	National Oilwell Varco, Inc.	6,515,122
430,300	Weatherford International, Ltd.[a]	7,358,130
61,200	Whiting Petroleum Corporation[a]	5,845,212

	Total Energy	39,649,632

Financials (18.3%)
149,800	Comerica, Inc.	5,565,070
370,373	Duke Realty Corporation	4,292,623
136,971	Endurance Specialty Holdings, Ltd.	5,451,446
318,335	Equity One, Inc.	5,373,495
104,300	Hanover Insurance Group, Inc.	4,902,100
328,320	HCC Insurance Holdings, Inc.	8,565,869
428,048	Host Hotels & Resorts, Inc.	6,198,135
42,849	IntercontinentalExchange, Inc.[a]	4,487,147
687,100	KeyCorp	5,469,316
130,324	Lazard, Ltd.	4,571,766
167,333	Northern Trust Corporation	8,072,144
406,600	People’s United Financial, Inc.	5,322,394
312,860	W.R. Berkley Corporation	8,469,120
270,172	Zions Bancorporation[b]	5,770,874

	Total Financials	82,511,499

Health Care (11.1%)
73,500	Alexion Pharmaceuticals, Inc.[a]	4,730,460
77,582	C.R. Bard, Inc.	6,317,502
171,262	Community Health Systems, Inc.[a]	5,303,984
271,371	Coventry Health Care, Inc.[a]	5,842,618
481,773	King Pharmaceuticals, Inc.[a]	4,798,459
129,444	NuVasive, Inc.[a,b]	4,548,662
230,300	Omnicare, Inc.	5,499,564
74,714	Varian Medical Systems, Inc.[a]	4,520,197
114,175	Vertex Pharmaceuticals, Inc.[a]	3,947,030
63,600	Waters Corporation[a]	4,501,608

	Total Health Care	50,010,084

Industrials (14.5%)
80,131	CSX Corporation	4,432,847
85,900	Flowserve Corporation	9,399,178
648,486	Manitowoc Company, Inc.	7,853,165
93,108	Manpower, Inc.	4,860,238
315,734	Oshkosh Corporation[a]	8,682,685
84,582	Parker Hannifin Corporation	5,925,815
262,300	Shaw Group, Inc.[a]	8,802,788

Shares	Common Stock (96.1%)	Value
Industrials (14.5%) - continued
91,132	SPX Corporation	$5,766,833
147,288	Tyco International, Ltd.	5,409,888
196,618	Werner Enterprises, Inc.[b]	4,028,703

	Total Industrials	65,162,140

Information Technology (17.7%)
955,806	Atmel Corporation[a]	7,608,216
1,089,186	Compuware Corporation[a]	9,290,756
192,204	eBay, Inc.[a]	4,689,778
43,442	F5 Networks, Inc.[a]	4,509,714
402,500	JDS Uniphase Corporation[a]	4,986,975
161,232	Juniper Networks, Inc.[a]	4,893,391
109,782	Lam Research Corporation[a]	4,594,377
252,700	Marvell Technology Group, Ltd.[a]	4,424,777
860,187	Teradyne, Inc.[a,b]	9,582,483
491,100	TIBCO Software, Inc.[a]	8,712,114
414,300	ValueClick, Inc.[a]	5,419,044
181,900	VeriFone Systems, Inc.[a]	5,651,633
210,491	Xilinx, Inc.	5,601,165

	Total Information Technology	79,964,423

Materials (6.0%)
123,817	Albemarle Corporation	5,795,874
44,500	CF Industries Holdings, Inc.	4,249,750
183,824	Silgan Holdings, Inc.	5,827,221
392,500	Steel Dynamics, Inc.	5,538,175
295,600	Temple-Inland, Inc.	5,515,896

	Total Materials	26,926,916

Telecommunications Services (1.0%)
132,996	Telephone and Data Systems, Inc.	4,362,269

	Total Telecommunications Services	4,362,269

Utilities (5.5%)
116,747	Alliant Energy Corporation	4,243,753
297,600	CMS Energy Corporation[b]	5,362,752
402,978	NV Energy, Inc.	5,299,161
209,885	Portland General Electric Company	4,256,468
192,166	UGI Corporation	5,497,869

	Total Utilities	24,660,003

	Total Common Stock (cost $373,854,194)	432,965,882

Shares	Collateral Held for Securities Loaned (6.6%)	Value
29,863,794	Thrivent Financial Securities Lending Trust	29,863,794

	Total Collateral Held for Securities Loaned (cost $29,863,794)	29,863,794

Principal Amount	Short-Term Investments (3.9%)[c]	Value
5,350,000	ENI Finance USA, Inc. 0.200%, 10/1/2010	5,350,000
2,000,000	Federal Home Loan Bank Discount Notes 0.185%, 10/1/2010	2,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (3.9%)[c]	Value
5,000,000	Federal Home Loan Mortgage Corporation Discount Notes 0.110%, 10/25/2010	$4,999,633
5,000,000	Federal National Mortgage Association Discount Notes 0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	17,349,112

	Total Investments (cost $421,067,100) 106.6%	$480,178,788

	Other Assets and Liabilities, Net (6.6%)	(29,689,641)

	Total Net Assets 100.0%	$450,489,147

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$68,537,947
Gross unrealized depreciation	(9,426,259)

Net unrealized appreciation (depreciation)	$59,111,688

Cost for federal income tax purposes	$421,067,100

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Mid Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,859,435	47,859,435	–	–
Consumer Staples	11,859,481	11,859,481	–	–
Energy	39,649,632	39,649,632	–	–
Financials	82,511,499	82,511,499	–	–
Health Care	50,010,084	50,010,084	–	–
Industrials	65,162,140	65,162,140	–	–
Information Technology	79,964,423	79,964,423	–	–
Materials	26,926,916	26,926,916	–	–
Telecommunications Services	4,362,269	4,362,269	–	–
Utilities	24,660,003	24,660,003	–	–
Collateral Held for Securities Loaned	29,863,794	29,863,794	–	–
Short-Term Investments	17,349,112	–	17,349,112	–

Total	$480,178,788	$462,829,676	$17,349,112	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$18,736,612	$141,956,279	$130,829,097	29,863,794	$29,863,794	$20,154
Total Value and Income Earned	18,736,612				29,863,794	20,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (13.9%)
3,933	99 Cents Only Stores[a]	$74,255
6,200	Aaron’s, Inc.	114,390
7,100	Advance Auto Parts, Inc.	416,628
7,850	Aeropostale, Inc.[a]	182,513
16,580	American Eagle Outfitters, Inc.	248,037
3,400	American Greetings Corporation	63,206
5,050	AnnTaylor Stores Corporation[a]	102,212
4,600	Bally Technologies, Inc.[a]	160,770
3,270	Barnes & Noble, Inc.[b]	53,007
2,610	Bob Evans Farms, Inc.	73,263
9,720	BorgWarner, Inc.[a]	511,466
4,800	Boyd Gaming Corporation[a,b]	34,800
8,655	Brinker International, Inc.	163,233
7,800	Burger King Holdings, Inc.	186,264
5,600	Career Education Corporation[a]	120,232
5,000	Cheesecake Factory, Inc.[a]	132,350
15,200	Chico’s FAS, Inc.	159,904
2,600	Chipotle Mexican Grill, Inc.[a]	447,200
5,100	Coldwater Creek, Inc.[a,b]	26,877
5,500	Collective Brands, Inc.[a]	88,770
7,500	Corinthian Colleges, Inc.[a,b]	52,650
7,500	Dick’s Sporting Goods, Inc.[a]	210,300
10,740	Dollar Tree, Inc.[a]	523,682
6,100	DreamWorks Animation SKG, Inc.[a]	194,651
5,900	Dress Barn, Inc.[a]	140,125
13,200	Foot Locker, Inc.	191,796
4,500	Fossil, Inc.[a]	242,055
11,920	Gentex Corporation	232,559
5,400	Guess ?, Inc.	219,402
8,100	Hanesbrands, Inc.[a]	209,466
3,300	Harte-Hanks, Inc.	38,511
2,470	International Speedway Corporation	60,268
2,300	ITT Educational Services, Inc.[a,b]	161,621
5,400	J. Crew Group, Inc.[a,b]	181,548
3,900	John Wiley and Sons, Inc.	159,354
6,100	KB Home	69,113
4,900	Lamar Advertising Company[a]	155,918
3,600	Life Time Fitness, Inc.[a]	142,092
12,100	LKQ Corporation[a]	251,680
3,200	M.D.C. Holdings, Inc.	92,896
2,500	Matthews International Corporation	88,400
4,770	Mohawk Industries, Inc.[a]	254,241
3,700	Netflix, Inc.[a,b]	599,992
500	NVR, Inc.[a]	323,765
2,600	Panera Bread Company[a]	230,386
10,100	PetSmart, Inc.	353,500
5,600	Phillips-Van Heusen Corporation	336,896
4,900	Regis Corporation	93,737
5,600	Rent-A-Center, Inc.	125,328
3,700	Ryland Group, Inc.	66,304
13,650	Saks, Inc.[a,b]	117,390
2,410	Scholastic Corporation[b]	67,046
5,400	Scientific Games Corporation[a]	52,380
20,900	Service Corporation International	180,158
5,720	Sotheby’s Holdings, Inc.	210,610
1,200	Strayer Education, Inc.[b]	209,400
3,300	Thor Industries, Inc.	110,220
3,400	Timberland Company[a]	67,354
12,200	Toll Brothers, Inc.[a]	232,044
6,200	Tractor Supply Company	245,892
5,400	Tupperware Brands Corporation	247,104

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (13.9%) - continued
3,000	Under Armour, Inc.[a,b]	$135,120
3,800	Warnaco Group, Inc.[a]	194,294
27,314	Wendy’s/Arby’s Group, Inc.	123,733
9,180	Williams-Sonoma, Inc.	291,006
4,900	WMS Industries, Inc.[a]	186,543

	Total Consumer Discretionary	12,031,907

Consumer Staples (3.9%)
7,300	Alberto-Culver Company	274,845
4,640	BJ’s Wholesale Club, Inc.[a]	192,560
6,010	Church & Dwight Company, Inc.	390,289
6,400	Corn Products International, Inc.	240,000
5,950	Energizer Holdings, Inc.[a]	400,019
6,500	Flowers Foods, Inc.	161,460
9,700	Green Mountain Coffee Roasters, Inc.[a,b]	302,543
5,800	Hansen Natural Corporation[a]	270,396
1,640	Lancaster Colony Corporation	77,900
5,400	NBTY, Inc.[a]	296,892
4,700	Ralcorp Holdings, Inc.[a]	274,856
3,610	Ruddick Corporation	125,195
14,100	Smithfield Foods, Inc.[a]	237,303
2,098	Tootsie Roll Industries, Inc.	52,198
2,040	Universal Corporation	81,784

	Total Consumer Staples	3,378,240

Energy (5.7%)
13,800	Arch Coal, Inc.	368,598
4,800	Atwood Oceanics, Inc.[a]	146,160
3,900	Bill Barrett Corporation[a]	140,400
7,100	Cimarex Energy Company	469,878
4,000	Comstock Resources, Inc.[a]	89,960
5,378	Exterran Holdings, Inc.[a,b]	122,134
9,600	Forest Oil Corporation[a]	285,120
9,000	Frontier Oil Corporation	120,600
8,900	Helix Energy Solutions Group, Inc.[a]	99,146
8,700	Mariner Energy, Inc.[a,b]	210,801
11,300	Newfield Exploration Company[a]	649,072
4,600	Oceaneering International, Inc.[a]	247,756
2,300	Overseas Shipholding Group, Inc.[b]	78,936
6,800	Patriot Coal Corporation[a]	77,588
13,100	Patterson-UTI Energy, Inc.	223,748
11,839	Plains Exploration & Production Company[a]	315,746
14,920	Pride International, Inc.[a]	439,096
10,000	Quicksilver Resources, Inc.[a]	126,000
10,600	Southern Union Company	255,036
6,700	Superior Energy Services, Inc.[a]	178,823
4,400	Tidewater, Inc.	197,164
3,400	Unit Corporationa	126,786

	Total Energy	4,968,548

Financials (19.8%)
4,300	Affiliated Managers Group, Inc.[a]	335,443
4,700	Alexandria Real Estate Equities, Inc.	329,000
14,300	AMB Property Corporation	378,521
6,735	American Financial Group, Inc.	205,956
8,290	AmeriCredit Corporation[a]	202,773
16,500	Apollo Investment Corporation	168,795

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.9%)	Value
Financials (19.8%) - continued
8,900	Arthur J. Gallagher & Company	$234,693
14,693	Associated Banc-Corp	193,801
6,970	Astoria Financial Corporation	95,001
6,200	BancorpSouth, Inc.[b]	87,916
4,100	Bank of Hawaii Corporation	184,172
5,400	BRE Properties, Inc.	224,100
9,900	Brown & Brown, Inc.	199,881
5,700	Camden Property Trust	273,429
6,700	Cathay General Bancorp	79,663
3,920	City National Corporation	208,034
6,277	Commerce Bancshares, Inc.	235,952
5,000	Corporate Office Properties Trust	186,550
8,734	Cousins Properties, Inc.	62,361
5,100	Cullen/Frost Bankers, Inc.	274,737
21,300	Duke Realty Corporation	246,867
10,000	Eaton Vance Corporation	290,400
3,500	Equity One, Inc.[b]	59,080
2,600	Essex Property Trust, Inc.	284,544
4,810	Everest Re Group, Ltd.	415,921
5,200	Federal Realty Investment Trust	424,632
19,305	Fidelity National Financial, Inc.	303,282
8,800	First American Financial Corporation	131,472
17,700	First Niagara Financial Group, Inc.	206,205
9,198	FirstMerit Corporation	168,507
16,900	Fulton Financial Corporation	153,114
2,200	Greenhill & Company, Inc.[b]	174,504
3,770	Hanover Insurance Group, Inc.	177,190
9,750	HCC Insurance Holdings, Inc.	254,378
6,100	Highwoods Properties, Inc.	198,067
10,500	Hospitality Properties Trust	234,465
4,500	International Bancshares Corporation	76,005
10,500	Jefferies Group, Inc.[b]	238,245
3,600	Jones Lang LaSalle, Inc.	310,572
9,700	Liberty Property Trust[b]	309,430
11,068	Macerich Company	475,371
6,700	Mack-Cali Realty Corporation	219,157
3,000	Mercury General Corporation	122,610
10,000	MSCI, Inc.[a]	332,100
10,500	Nationwide Health Properties, Inc.	406,035
36,911	New York Community Bancorp, Inc.[b]	599,804
8,900	NewAlliance Bancshares, Inc.	112,318
22,350	Old Republic International Corporation	309,547
8,000	Omega Healthcare Investors, Inc.	179,600
2,700	PacWest Bancorp	51,462
3,407	Potlatch Corporation	115,838
4,000	Prosperity Bancshares, Inc.	129,880
7,270	Protective Life Corporation	158,195
8,425	Raymond James Financial, Inc.	213,405
6,808	Rayonier, Inc. REIT	341,217
9,400	Realty Income Corporation[b]	316,968
6,900	Regency Centers Corporation	272,343
6,200	Reinsurance Group of America, Inc.	299,398
12,440	SEI Investments Company	253,030
10,800	Senior Housing Property Trust	253,800
6,600	SL Green Realty Corporation	417,978
4,000	StanCorp Financial Group, Inc.	152,000
3,530	SVB Financial Group[a]	149,390
66,600	Synovus Financial Corporation[b]	163,836

Shares	Common Stock (97.9%)	Value
Financials (19.8%) - continued
10,720	TCF Financial Corporation[b]	$173,557
5,400	Transatlantic Holdings, Inc.	274,428
4,800	Trustmark Corporation	104,352
15,203	UDR, Inc.	321,087
4,300	Unitrin, Inc.	104,877
13,695	Valley National Bancorp[b]	176,666
10,375	W.R. Berkley Corporation	280,851
7,240	Waddell & Reed Financial, Inc.	198,086
9,527	Washington Federal, Inc.	145,382
5,630	Webster Financial Corporation	98,863
10,200	Weingarten Realty Investors	222,564
2,520	Westamerica Bancorporation	137,315
7,780	Wilmington Trust Corporation[b]	69,864

	Total Financials	17,170,832

Health Care (11.1%)
13,900	Allscripts Healthcare Solutions, Inc.[a]	256,733
5,830	Beckman Coulter, Inc.	284,446
1,600	Bio-Rad Laboratories, Inc.[a]	144,816
5,600	Charles River Laboratories International, Inc.[a,b]	185,640
8,000	Community Health Systems, Inc.[a]	247,760
5,510	Covance, Inc.[a]	257,813
9,640	Edwards Lifesciences Corporation[a]	646,362
9,800	Endo Pharmaceutical Holdings, Inc.[a]	325,752
4,100	Gen-Probe, Inc.[a]	198,686
21,300	Health Management Associates, Inc.[a]	163,158
8,280	Health Net, Inc.[a]	225,133
7,800	Henry Schein, Inc.[a]	456,924
5,350	Hill-Rom Holdings, Inc.	192,011
22,000	Hologic, Inc.[a]	352,220
4,900	IDEXX Laboratories, Inc.[a,b]	302,428
5,900	Immucor, Inc.[a]	116,997
3,300	Kindred Healthcare, Inc.[a]	42,966
5,300	Kinetic Concepts, Inc.[a]	193,874
4,600	LifePoint Hospitals, Inc.[a]	161,276
8,330	Lincare Holdings, Inc.	209,000
5,000	Masimo Corporation	136,550
5,100	Medicis Pharmaceutical Corporation	151,215
4,000	Mednax, Inc.[a]	213,200
2,800	Mettler-Toledo International, Inc.[a]	348,432
10,020	Omnicare, Inc.	239,278
5,350	Owens & Minor, Inc.	152,261
7,050	Perrigo Company	452,751
10,100	Pharmaceutical Product Development, Inc.	250,379
4,900	Psychiatric Solutions, Inc.[a]	164,395
12,800	ResMed, Inc.[a]	419,968
5,100	STERIS Corporation	169,422
3,100	Techne Corporation	191,363
3,340	Teleflex, Inc.	189,645
5,000	Thoratec Corporation[a]	184,900
4,200	United Therapeutics Corporation[a]	235,242
8,200	Universal Health Services, Inc.	318,652
7,300	VCA Antech, Inc.[a]	153,957
17,220	Vertex Pharmaceuticals, Inc.[a]	595,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.9%)	Value
Health Care (11.1%) - continued
3,600	Wellcare Health Plans, Inc.[a]	$104,256

	Total Health Care	9,635,156

Industrials (14.8%)
3,700	Acuity Brands, Inc.	163,688
9,900	Aecom Technology Corporation[a]	240,174
7,930	AGCO Corporation[a]	309,349
11,500	AirTran Holdings, Inc.[a]	84,525
3,040	Alaska Air Group, Inc.[a]	155,131
3,460	Alexander & Baldwin, Inc.	120,546
2,800	Alliant Techsystems, Inc.[a]	211,120
9,070	AMETEK, Inc.	433,274
4,100	Baldor Electric Company	165,640
8,700	BE Aerospace, Inc.[a]	263,697
3,960	Brink’s Company	91,080
6,900	Bucyrus International, Inc.	478,515
5,140	Carlisle Companies, Inc.	153,943
1,900	Clean Harbors, Inc.[a]	128,725
4,630	Con-way, Inc.	143,484
6,100	Copart, Inc.[a]	201,117
2,900	Corporate Executive Board Company	91,524
9,400	Corrections Corporation of America[a]	231,992
3,900	Crane Company	147,966
4,400	Deluxe Corporation	84,172
6,500	Donaldson Company, Inc.	306,345
4,000	FTI Consulting, Inc.[a]	138,760
4,400	Gardner Denver, Inc.	236,192
3,920	GATX Corporation	114,934
5,100	Graco, Inc.	161,823
2,860	Granite Construction, Inc.	65,036
6,800	Harsco Corporation	167,144
4,890	Herman Miller, Inc.	96,235
3,830	HNI Corporation	110,151
5,130	Hubbell, Inc.	260,348
6,900	IDEX Corporation	245,019
7,540	JB Hunt Transport Services, Inc.	261,638
17,075	JetBlue Airways Corporation[a,b]	114,232
8,750	Joy Global, Inc.	615,300
8,700	Kansas City Southern, Inc.[a]	325,467
13,300	KBR, Inc.	327,712
6,940	Kennametal, Inc.	214,654
4,600	Kirby Corporation[a]	184,276
3,940	Korn/Ferry International[a]	65,168
4,200	Landstar System, Inc.	162,204
3,900	Lennox International, Inc.	162,591
3,600	Lincoln Electric Holdings, Inc.	208,152
6,970	Manpower, Inc.	363,834
2,600	Mine Safety Appliances Company	70,460
3,800	MSC Industrial Direct Company, Inc.	205,352
4,300	Navigant Consulting, Inc.[a]	50,009
2,890	Nordson Corporation	212,964
7,700	Oshkosh Corporation[a]	211,750
8,360	Pentair, Inc.	281,147
3,300	Regal-Beloit Corporation	193,677
3,548	Rollins, Inc.	82,952
7,200	Shaw Group, Inc.[a]	241,632
4,260	SPX Corporation	269,573
9,200	Terex Corporation[a]	210,864
4,400	Thomas & Betts Corporation[a]	180,488
6,800	Timken Company	260,848
3,800	Towers Watson & Company	186,884

Shares	Common Stock (97.9%)	Value
Industrials (14.8%) - continued
6,795	Trinity Industries, Inc.	$151,325
5,098	United Rentals, Inc.[a]	75,654
7,100	URS Corporation[a]	269,658
1,800	Valmont Industries, Inc.	130,320
4,100	Wabtec Corporation	195,939
6,600	Waste Connections, Inc.[a]	261,756
3,800	Werner Enterprises, Inc.	77,862
5,000	Woodward Governor Company	162,100

	Total Industrials	12,790,091

Information Technology (15.5%)
2,820	ACI Worldwide, Inc.[a]	63,140
6,790	Acxiom Corporation[a]	107,689
8,500	ADC Telecommunications, Inc.[a]	107,695
5,280	ADTRAN, Inc.	186,384
1,300	Advent Software, Inc.[a,b]	67,847
4,500	Alliance Data Systems Corporation[a]	293,670
7,700	ANSYS, Inc.[a]	325,325
9,100	AOL, Inc.[a]	225,225
9,970	Arrow Electronics, Inc.[a]	266,498
39,120	Atmel Corporation[a]	311,395
12,920	Avnet, Inc.[a]	348,969
10,800	Broadridge Financial Solutions, Inc.	246,996
22,580	Cadence Design Systems, Inc.[a]	172,285
7,900	CIENA Corporation[a]	123,003
8,074	CommScope, Inc.[a]	191,677
10,500	Convergys Corporation[a]	109,725
8,800	CoreLogic, Inc.	168,608
9,200	Cree, Inc.[a,b]	499,468
5,530	Diebold, Inc.	171,928
3,400	Digital River, Inc.[a]	115,736
3,010	DST Systems, Inc.	134,968
3,900	Equinix, Inc.[a,b]	399,165
6,800	F5 Networks, Inc.[a]	705,908
3,900	FactSet Research Systems, Inc.	316,407
3,550	Fair Isaac Corporation	87,543
10,600	Fairchild Semiconductor International, Inc.[a]	99,640
6,100	Gartner, Inc.[a]	179,584
6,800	Global Payments, Inc.	291,652
7,300	Hewitt Associates, Inc.[a]	368,139
7,900	Informatica Corporation[a]	303,439
13,300	Ingram Micro, Inc.[a]	224,238
13,450	Integrated Device Technology, Inc.[a]	78,682
5,950	International Rectifier Corporation[a]	125,485
10,500	Intersil Corporation	122,745
3,400	Itron, Inc.[a]	208,182
7,260	Jack Henry & Associates, Inc.	185,130
10,500	Lam Research Corporation[a]	439,425
7,900	Lender Processing Services, Inc.	262,517
1,900	ManTech International Corporation[a]	75,240
9,270	Mentor Graphics Corporation[a]	97,984
6,800	MICROS Systems, Inc.[a]	287,844
4,975	National Instruments Corporation	162,484
13,600	NCR Corporation[a]	185,368
6,400	NeuStar, Inc.[a]	159,104
9,800	Parametric Technology Corporation[a]	191,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.9%)	Value
Information Technology (15.5%) - continued
4,040	Plantronics, Inc.	$136,471
7,220	Polycom, Inc.[a]	196,962
5,200	Quest Software, Inc.[a]	127,868
7,900	Rackspace Hosting, Inc.[a]	205,242
23,140	RF Micro Devices, Inc.[a]	142,080
8,740	Rovi Corporation[a]	440,583
5,290	Semtech Corporation[a]	106,805
3,800	Silicon Laboratories, Inc.[a]	139,270
15,200	Skyworks Solutions, Inc.[a]	314,336
5,900	Solera Holdings, Inc.	260,544
3,600	SRA International, Inc.[a]	70,992
12,580	Synopsys, Inc.[a]	311,607
3,980	Tech Data Corporation[a]	160,394
13,900	TIBCO Software, Inc.[a]	246,586
10,100	Trimble Navigation, Ltd.[a]	353,904
6,900	ValueClick, Inc.[a]	90,252
15,820	Vishay Intertechnology, Inc.[a]	153,138
4,800	Zebra Technologies Corporation[a]	161,472

	Total Information Technology	13,414,134

Materials (6.4%)
7,720	Albemarle Corporation	361,373
5,700	AptarGroup, Inc.	260,319
6,700	Ashland, Inc.	326,759
5,590	Cabot Corporation	182,066
3,700	Carpenter Technology Corporation	124,727
9,700	Commercial Metals Company	140,553
4,160	Cytec Industries, Inc.	234,541
2,600	Greif, Inc.	152,984
3,800	Intrepid Potash, Inc.[a,b]	99,066
11,000	Louisiana-Pacific Corporation[a]	83,270
5,760	Lubrizol Corporation	610,387
3,820	Martin Marietta Materials, Inc.[b]	294,025
1,580	Minerals Technologies, Inc.	93,094
800	NewMarket Corporation	90,944
6,700	Olin Corporation	135,072
8,800	Packaging Corporation of America	203,896
6,300	Reliance Steel & Aluminum Company	261,639
3,300	Rock-Tenn Company	164,373
11,000	RPM International, Inc.	219,120
3,900	Scotts Miracle-Gro Company	201,747
4,230	Sensient Technologies Corporation	128,973
4,600	Silgan Holdings, Inc.	145,820
8,580	Sonoco Products Company	286,915
18,400	Steel Dynamics, Inc.	259,624
9,100	Temple-Inland, Inc.	169,806
8,360	Valspar Corporation	266,266
4,900	Worthington Industries, Inc.	73,647

	Total Materials	5,571,006

Telecommunications Services (0.8%)
17,110	Cincinnati Bell, Inc.[a]	45,684
5,900	Syniverse Holdings, Inc.[a]	133,753
7,820	Telephone and Data Systems, Inc.	256,496
12,900	TW Telecom, Inc.[a]	239,553

	Total Telecommunications Services	675,486

Shares	Common Stock (97.9%)	Value
Utilities (6.0%)
6,580	AGL Resources, Inc.	$252,409
9,400	Alliant Energy Corporation	341,690
11,666	Aqua America, Inc.[b]	237,986
7,600	Atmos Energy Corporation	222,300
3,300	Black Hills Corporation	102,960
5,200	Cleco Corporation	154,024
10,130	DPL, Inc.	264,697
8,700	Dynegy, Inc.[a]	42,369
6,100	Energen Corporation	278,892
11,463	Great Plains Energy, Inc.	216,651
7,980	Hawaiian Electric Industries, Inc.	179,869
4,130	IDACORP, Inc.	148,350
15,925	MDU Resources Group, Inc.	317,704
7,000	National Fuel Gas Company	362,670
8,740	NSTAR	343,919
19,900	NV Energy, Inc.	261,685
8,290	OGE Energy Corporation	330,522
7,375	PNM Resources, Inc.	84,001
14,900	Questar Corporation	261,197
9,300	UGI Corporation	266,073
6,890	Vectren Corporation	178,244
9,420	Westar Energy, Inc.	228,247
4,310	WGL Holdings, Inc.	162,832

	Total Utilities	5,239,291

	Total Common Stock (cost $73,896,565)	84,874,691

Shares	Collateral Held for Securities Loaned (7.2%)	Value
6,231,832	Thrivent Financial Securities Lending Trust	6,231,832

	Total Collateral Held for Securities Loaned (cost $6,231,832)	6,231,832

Principal Amount	Short-Term Investments (0.2%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.150%, 10/18/2010[d]	99,993
	Federal National Mortgage Association Discount Notes
100,000	0.200%, 10/18/2010[d]	99,991

	Total Short-Term Investments (at amortized cost)	199,984

	Total Investments (cost $80,328,381) 105.3%	$91,306,507

	Other Assets and Liabilities, Net (5.3%)	(4,595,746)

	Total Net Assets 100.0%	$86,710,761

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At September 30, 2010, $199,984 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$18,890,668
Gross unrealized depreciation	(7,912,542)
Net unrealized appreciation (depreciation)	$10,978,126

Cost for federal income tax purposes	$80,328,381

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Mid Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,031,907	12,031,907	–	–
Consumer Staples	3,378,240	3,378,240	–	–
Energy	4,968,548	4,968,548	–	–
Financials	17,170,832	17,170,832	–	–
Health Care	9,635,156	9,635,156	–	–
Industrials	12,790,091	12,790,091	–	–
Information Technology	13,414,134	13,414,134	–	–
Materials	5,571,006	5,571,006	–	–
Telecommunications Services	675,486	675,486	–	–
Utilities	5,239,291	5,239,291	–	–
Collateral Held for Securities Loaned	6,231,832	6,231,832	–	–
Short-Term Investments	199,984	–	199,984	–

Total	$91,306,507	$91,106,523	$199,984	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	33,079	33,079	–	–

Total Asset Derivatives	$33,079	$33,079	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized (Gain/(Loss)
S&P 400 Index Mini-Futures	26	December 2010	$2,047,182	$2,080,261	$33,079
Total Futures Contracts					$33,079

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent

5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$6,345,282	$27,621,108	$27,734,558	6,231,832	$6,231,832	$24,403
Total Value and Income Earned	6,345,282				6,231,832	24,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (86.3%)	Value
Australia (3.7%)
37,701	Australia & New Zealand Banking Group, Ltd.	$863,414
120,815	BHP Billiton, Ltd.	4,605,194
20,636	Campbell Brothers, Ltd.	661,178
13,768	Cochlear, Ltd.	935,315
257,151	iiNet, Ltd.	667,956
78,280	Mineral Resources, Ltd.	803,342
37,527	Newcrest Mining, Ltd.	1,436,244
47,844	Ramsay Health Care, Ltd.	713,993
14,441	Rio Tinto, Ltd.	1,073,163
49,373	Santos, Ltd.	611,884
129,599	Seek, Ltd.	940,025
52,603	United Group, Ltd.	758,137
23,672	Westpac Banking Corporation	532,574
32,444	Woolworths, Ltd.	904,230

	Total Australia	15,506,649

Austria (0.4%)
14,203	Andritz AG	998,242
45,960	Wienerberger AGa	755,987

	Total Austria	1,754,229

Belgium (0.8%)
21,290	Anheuser-Busch InBev NV	1,253,396
3,738	Bekaert SA	989,026
24,169	Umicore	1,045,669

	Total Belgium	3,288,091

Bermuda (0.1%)
141,095	Yue Yuen Industrial Holdings, Ltd.	520,920

	Total Bermuda	520,920

Brazil (3.3%)
111,320	Banco Bradesco SA ADR	2,268,702
34,000	Lojas Renner SA	1,155,437
33,168	Multiplan Empreendimentos Imobiliarios SA	705,114
30,000	Petroleo Brasileiro SA ADR	1,088,100
70,000	Petroleo Brasileiro SA ADR	2,297,400
24,500	Souza Cruz SA	1,237,742
28,500	Ultrapar Participacoes SA ADR	1,744,200
32,400	Vale SA SP ADR	1,013,148
91,000	Vale SA SP PREF ADR	2,525,250

	Total Brazil	14,035,093

Canada (2.6%)
11,307	Agnico-Eagle Mines, Ltd.	803,875
9,795	Bank of Montreal	566,242
39,173	Brookfield Asset Management, Inc.	1,106,392
32,346	Brookfield Properties Corporation	505,200
7,544	Calfrac Well Services, Ltd.	187,848
23,069	Canadian National Railway Company	1,475,304
34,941	Canadian Natural Resources, Ltd.	1,208,622
58,651	Eldorado Gold Corporation	1,084,208
6,700	Enbridge, Inc.	350,921
3,800	George Weston, Ltd.	291,583
19,442	Gildan Activewear, Inc.[a]	546,848
64,067	Kinross Gold Corporation	1,201,763
13,600	Riocan Real Estate Investment Trust	302,957
9,078	Suncor Energy, Inc.	295,571

Shares	Common Stock (86.3%)	Value
Canada (2.6%) - continued
8,881	Toronto-Dominion Bank	$642,619
24,717	Trican Well Service, Ltd.	394,213

	Total Canada	10,964,166

Cayman Islands (0.8%)
255,000	China Shineway Pharmaceutical Group, Ltd.	899,394
985,690	Kingboard Laminates Holdings, Ltd.	998,356
984,000	Peak Sport Products, Ltd.	720,286
31,213	Subsea 7, Inc.[a]	612,431

	Total Cayman Islands	3,230,467

Chile (0.3%)
14,200	Banco Santander Chile SA ADR	1,371,010

	Total Chile	1,371,010

China (1.3%)
4,640,350	Bank of China, Ltd.	2,424,090
2,258,900	Huaneng Power International, Inc.	1,405,258
1,426,000	PetroChina Company, Ltd.	1,657,978

	Total China	5,487,326

Denmark (1.4%)
7,339	Carlsberg AS	763,602
38,702	Christian Hansen Holding A/Sa	781,573
3,656	Coloplast A/S	436,581
12,769	D/S Norden	503,456
5,760	Danisco A/S	512,563
15,989	Danske Bank A/S ADR[a]	383,837
48,268	DSV AS	981,881
17,489	Novo Nordisk AS	1,730,675

	Total Denmark	6,094,168

Finland (1.3%)
20,639	Cargotec Oyj	893,623
66,261	Kemira Oyj	912,749
12,077	Kone Oyj	624,925
23,962	Outotec Oyj	1,017,420
26,562	Sampo Oyj	717,724
24,196	UPM-Kymmene Oyj	415,102
36,053	YIT Oyj	856,046

	Total Finland	5,437,589

France (5.5%)
28,119	Alten, Ltd.	912,110
128,879	AXA SA	2,259,537
4,061	BNP Paribas SA	289,855
59,100	Cap Gemini SA	2,967,319
6,092	Christian Dior SA	797,279
31,792	Compagnie de Saint-Gobain	1,420,741
4,818	Essilor International SA	331,795
9,430	Euler Hermes SAa	768,547
7,732	Faurecia[a]	181,529
11,516	L’Oreal SA	1,297,097
22,376	Renault SAa	1,153,336
17,461	Rhodia SA	418,728
5,540	Rubis	566,570
11,052	Safran SA	310,643
3,860	Seche Environnement SA	293,640
61,853	Total SA	3,196,168
5,650	Unibail-Rodamco[a]	1,254,589
33,274	Valeo SAa	1,544,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (86.3%)	Value
France (5.5%) - continued
8,375	Vinci SA	$421,005
4,800	Virbac SA	663,274
80,550	Vivendi	2,207,861

	Total France	23,255,768

Germany (4.1%)
19,324	Adidas AG	1,196,075
26,318	Aixtron AG	780,243
14,469	BASF SE	912,424
8,573	Continental AGa	666,064
65,514	Daimler AGa	4,146,362
24,292	Demag Cranes AGa	931,511
29,096	ElringKlinger AG	930,529
14,571	Henkel AG & Company KGaA	782,617
28,139	ProSiebanSat.1 Media AG	667,272
13,553	Rheinmetall AG	895,219
35,854	SAP AG ADR	1,773,388
19,719	Siemens AG	2,080,232
29,250	Symrise AG	812,983
41,472	Tognum AG	919,870

	Total Germany	17,494,789

Hong Kong (3.0%)
136,000	Cathway Pacific Airways, Ltd.	368,153
210,000	China Mobile, Ltd.	2,148,269
858,000	Galaxy Entertainment Group, Ltd.[a]	765,022
290,000	Hang Lung Group, Ltd.	1,890,937
8,600	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[a]	2,483
389,950	Hutchison Whampoa, Ltd.	3,628,065
1,070,050	New World Development Company, Ltd.	2,149,519
85,500	Swire Pacific, Ltd., Class A	1,175,472
217,500	Swire Pacific, Ltd., Class B	560,128

	Total Hong Kong	12,688,048

Hungary (0.4%)
7,200	Richter Gedeon Nyrt	1,665,636

	Total Hungary	1,665,636

India (1.9%)
84,000	Bharti Airtel, Ltd.	683,518
13,100	GlaxoSmithKline Pharmaceuticals, Ltd.	644,471
7,344	Grasim Industries, Ltd.	362,877
8,000	Grasim Industries, Ltd. GDR	398,080
23,300	Hero Honda Motors, Ltd.	963,345
102,000	Hindustan Unilever, Ltd.	700,155
109,000	Housing Development Finance Corporation	1,776,191
5,500	ICICI Bank, Ltd.	135,689
10,400	ICICI Bank, Ltd. ADR	518,440
6,300	Infosys Technologies, Ltd.	426,681
16,504	Infosys Technologies, Ltd. ADR	1,110,884
4,196	Ultra Tech Cement, Ltd.	99,323
2,285	Ultra Tech Cement, Ltd. GDR	108,069

	Total India	7,927,723

Indonesia (0.7%)
282,000	PT Astra International Tbk	1,789,564
940,700	PT Telekomunikasi Indonesia	970,326

Shares	Common Stock (86.3%)	Value
Indonesia (0.7%) - continued
7,300	Telekomunik Indonesia SP ADR	$301,417

	Total Indonesia	3,061,307

Israel (0.8%)
19,500	Check Point Software Technologies, Ltd.[a]	720,135
1,818	Delek Group, Ltd.	500,248
27,792	Teva Pharmaceutical Industries, Ltd.	1,479,632
14,000	Teva Pharmaceutical Industries, Ltd. ADR	738,500

	Total Israel	3,438,515

Italy (2.5%)
96,614	Azimut Holding SPA	951,625
415,750	Enel SPA	2,222,548
102,982	Eni SPA	2,225,282
38,335	Indesit Company SPA	469,443
76,782	Mediaset SPA	545,534
230,539	Piaggio & C. SPA	724,650
28,808	Saipem SPA	1,157,928
1,380,225	Telecom Italia SPA	1,557,481
40,580	Trevi Finanziaria SPA	576,325

	Total Italy	10,430,816

Japan (15.1%)
55,800	Aeon Company, Ltd.	598,235
32,100	Alps Electric Company, Ltd.	263,708
16,000	Asahi Breweries, Ltd.	320,487
41,000	Asahi Diamond Industrial Company, Ltd.	788,665
72,000	Asics Corporation	734,948
171,450	Bridgestone Corporation	3,126,145
7,300	Canon, Inc.	340,954
116	Central Japan Railway Company	854,143
76,000	Chiyoda Corporation	623,108
65,000	Chuo Mitsui Trust Holdings, Inc.	216,088
23,500	Coca-Cola West Company, Ltd.	397,153
78,000	Daicel Chemical Industries, Ltd.	525,642
151,650	Daiichi Sankyo Company, Ltd.	3,091,097
48,950	Daito Trust Construction Company, Ltd.	2,924,516
490,300	Daiwa Securities Group, Inc.	1,979,478
163,000	Denki Kagaku Kogyo KK	702,328
19,400	Denso Corporation	576,332
6,600	Disco Corporation	380,100
35,200	East Japan Railway Company	2,126,726
22,936	Exedy Corporation	691,039
83,000	Fujitsu, Ltd.	583,969
19,200	Hamamatsu Photonics KK	626,679
128,000	Hitachi, Ltd.	560,268
10,200	Honda Motor Company, Ltd.	362,958
11,200	Japan Drilling Company, Ltd.	333,615
14,200	Japan Petroleum Exploration Company	535,934
123,450	Kao Corporation	3,011,445
35,000	Keihin Corporation	720,019
4,300	Keyence Corporation	937,688
19,303	Kintetsu World Express, Inc.	455,353
5,400	Kyocera Corporation	510,853
92,000	Marubeni Corporation	520,206
126,000	Minebea Company, Ltd.	649,557
114,000	Mitsubishi Electric Corporation	982,280
30,000	Mitsubishi Estate Company, Ltd.	488,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (86.3%)	Value
Japan (15.1%) - continued
47,300	Mitsubishi UFJ Financial Group, Inc.	$219,609
66,100	MS and AD Insurance Group Holdings, Inc.	1,521,036
61,000	Nabtesco Corporation	996,175
22,708	Nichi-iko Pharmaceutical Company, Ltd.	790,180
29,840	Nifco, Inc.	717,449
100,000	Nippon Chemi-Con Corporation[a]	412,473
101,100	Nippon Suisan Kaisha, Ltd.	333,196
375,400	Nissan Motor Company, Ltd.	3,287,534
8,280	ORIX Corporation	633,734
22,003	Pigeon Corporation	699,544
197,800	Pioneer Corporation[a]	691,530
92,700	Resona Holdings, Inc.	832,461
47,900	Secom Company, Ltd.	2,163,426
42,300	Sega Sammy Holdings, Inc.	646,150
30,700	Shin-Etsu Chemical Company, Ltd.	1,498,074
21,000	Sony Corporation	648,305
128	Sony Financial Holdings, Inc.	416,693
231,450	Sumitomo Corporation	2,984,579
78,200	Sumitomo Electric Industries, Ltd.	953,729
511,800	Sumitomo Trust and Banking Company, Ltd.	2,564,543
68,000	Suruga Bank, Ltd.	600,131
46,700	Suzuki Motor Corporation	984,331
10,600	Sysmex Corporation	736,887
543,000	Taiheiyo Cement Corporation[a]	637,951
17,700	Takeda Pharmaceutical Company, Ltd.	813,719
15,600	TDK Corporation	871,726
22,200	Tokyo Electric Power Company, Inc.	542,226
221,000	Tokyo Gas Company, Ltd.	1,005,105
284,000	Tosoh Corporation	766,856
14,310	Toyo Tanso Company, Ltd.	731,754
163	West Japan Railway Company	585,314

	Total Japan	63,826,495

Luxembourg (0.6%)
80,697	Acergy SA	1,496,528
27,000	Tenaris SA ADR	1,037,340

	Total Luxembourg	2,533,868

Malaysia (0.4%)
370,600	CIMB Group Holdings Berhad	980,139
199,400	Public Bank Berhad	803,233

	Total Malaysia	1,783,372

Mexico (1.0%)
172,000	Consorcio ARA SAB de CV	112,331
34,500	Fomento Economico Mexicano SAB de CV ADR	1,750,185
13,500	Grupo Aeroportuario del Sureste SAB de CV ADR	640,980
341,500	Grupo Financiero Banorte SAB de CV ADR	1,295,357
234,000	Organizacion Soriana SAB de CV	648,055

	Total Mexico	4,446,908

Netherlands (1.8%)
5,976	Heineken NV	310,007
23,671	Imtech NV	750,666

Shares	Common Stock (86.3%)	Value
Netherlands (1.8%) - continued
70,826	Koninklijke (Royal) Ahold NV	$955,972
67,695	Koninklijke (Royal) KPN NV	1,048,908
29,787	Koninklijke (Royal) Philips Electronics NV	937,298
55,068	Koninklijke DSM NV	2,826,050
4,825	Nutreco NV	353,084
17,094	Unilever NV	511,923

	Total Netherlands	7,693,908

Norway (1.6%)
40,700	Schibsted ASA	1,020,108
149,280	Statoil ASA	3,124,446
118,400	Storebrand ASA[a]	726,262
32,052	Telenor ASA	503,416
121,553	Tomra Systems ASA	724,771
17,165	Yara International ASA	780,119

	Total Norway	6,879,122

Philippines (0.4%)
2,321,000	Ayala Land, Inc.	928,432
653,242	Bank of the Philippine Islands	809,733

	Total Philippines	1,738,165

Poland (0.2%)
15,000	Bank Pekao SA	885,074

	Total Poland	885,074

Russia (0.3%)
25,500	LUKOIL ADR	1,453,255

	Total Russia	1,453,255

Singapore (1.8%)
1,154,000	Biosenors International Group, Ltd.[a]	868,286
33,583	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	2,681
465,000	Goodpack, Ltd.	675,843
105,000	Hong Leong Asia, Ltd.	264,851
153,150	Keppel Corporation, Ltd.	1,045,510
960,000	Midas Holding, Ltd.	726,114
337,000	Raffles Medical Group, Ltd.	566,578
221,450	Singapore Airlines, Ltd.	2,749,055
402,000	Singapore Airport Terminal Services, Ltd.	871,219

	Total Singapore	7,770,137

South Africa (0.9%)
106,600	Massmart Holdings, Ltd.	2,257,506
154,000	Truworths International, Ltd.	1,543,712

	Total South Africa	3,801,218

South Korea (2.5%)
12,181	Busan Bank	149,983
60,182	Eugene Technology Company, Ltd.	706,804
17,925	Hana Tour Service, Inc.	811,173
83,290	Iljin Display Company, Ltd.[a]	686,595
22,620	Lock & Lock Company, Ltd.	757,390
3,700	POSCO	1,681,917
4,700	Samsung Electronics Company, Ltd.	2,295,217
1,780	Shinsegae Company, Ltd.	939,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (86.3%)	Value
South Korea (2.5%) - continued
3,521	SK Telecom Company, Ltd.	$529,098
114,507	SK Telecom Company, Ltd. ADR	2,000,437

	Total South Korea	10,558,202

Spain (1.5%)
1,572	Construcciones y Auxiliar de Ferrocarriles SA	804,655
112,800	Indra Sistemas SA	2,155,026
12,190	Industria de Diseno Textil SA (Inditex)	969,109
103,400	Telefonica SA	2,566,646

	Total Spain	6,495,436

Sweden (1.4%)
64,501	Atlas Copco AB	1,247,482
10,518	Elekta AB	381,126
56,829	Hexagon AB	1,221,012
26,207	Hoganas AB	852,560
27,788	Investor AB	565,771
72,983	Nordea Bank AB	762,542
24,457	Scania AB	541,138
25,929	Svenska Cellulosa AB	395,169

	Total Sweden	5,966,800

Switzerland (7.8%)
35,057	ABB, Ltd.[a]	740,189
40,950	Adecco SA	2,140,710
11,915	Aryzta AG	521,302
3,299	Burckhardt Compression Holding AG	731,171
21,167	Compagnie Financiere Richemont SA	1,021,230
52,800	Credit Suisse Group	2,249,333
2,822	Givaudan SA	2,887,780
23,532	Holcim, Ltd.	1,512,078
28,746	Meyer Burger Technology AGa	906,948
118,527	Nestle SA	6,318,043
97,336	Novartis AG	5,602,174
20,409	Roche Holding AG	2,788,380
3,824	Schindler Holding AG	410,484
435	Sika AG	803,048
2,252	Swatch Group AG	848,287
39,047	UBS AGa	664,769
13,226	Zurich Financial Services AG	3,100,412

	Total Switzerland	33,246,338

Taiwan (0.6%)
383,000	Taiwan Mobile Company, Ltd.	791,214
850,951	Taiwan Semiconductor Manufacturing Company, Ltd.	1,684,031

	Total Taiwan	2,475,245

Thailand (1.5%)
128,900	Bangkok Bank Public Company, Ltd.	685,427
240,100	PTT Exploration & Production pcl	1,218,401
233,600	PTT pcl	2,288,315
170,900	Siam Cement pcl	2,073,013

	Total Thailand	6,265,156

Turkey (0.7%)
314,982	Akbank TAS	1,922,531

Shares	Common Stock (86.3%)	Value
Turkey (0.7%) - continued
30,000	BIM Birlesik Magazalar AS	$865,807

	Total Turkey	2,788,338

United Kingdom (11.3%)
430,883	Aegis Group plc	837,196
18,805	Anglo American plc	746,425
172,489	ARM Holdings plc	1,073,002
8,404	ASOS plc[a]	149,737
15,021	AstraZeneca plc	762,444
97,509	Babcock International Group plc	873,430
479,039	BAE Systems plc	2,579,481
82,562	Barclays plc	388,052
71,156	BG Group plc	1,252,808
45,234	BHP Billiton plc	1,442,571
54,063	British American Tobacco plc	2,018,946
43,234	Burberry Group plc	707,595
561,840	Cable & Wireless Communications plc	501,826
125,601	Compass Group plc	1,047,938
25,754	Croda International plc	599,442
17,783	Diageo plc	306,043
133,783	GlaxoSmithKline plc	2,638,758
181,215	Halma plc	902,887
46,000	HSBC Holdings plc ADR	2,327,140
29,995	IMI plc	362,734
10,019	Imperial Tobacco Group plc	298,862
171,876	Intermediate Capital Group plc	808,514
347,040	Lloyds TSB Group plc[a]	402,590
135,150	Pearson plc	2,095,695
78,398	Pennon Group plc	716,937
100,876	Persimmon plc[a]	634,048
28,832	Reckitt Benckiser Group plc	1,587,934
32,299	Rio Tinto plc	1,892,120
30,010	Rotork plc	810,921
41,313	Shire, Ltd.	930,016
273,752	Spirent plc	610,631
106,111	Standard Chartered plc[a]	3,046,815
108,402	Telecity Group plc[a]	843,513
443,299	Tesco plc	2,956,929
28,319	Ultra Electronics Holdings	758,652
27,793	Unilever plc	804,390
1,193,800	Vodafone Group plc	2,945,306
16,319	Whitbread plc	416,870
305,550	WPP plc	3,387,641
26,337	WS Atkins plc	305,412

	Total United Kingdom	47,772,251

	Total Common Stock (cost $319,760,804)	366,031,598

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Argentina (0.5%)
	Argentina Government International Bond
3,239,999	2.840%, 12/15/2010[b,c]	470,872
240,000	7.000%, 9/12/2013	226,200
250,000	7.000%, 10/3/2015	222,250
500,000	7.000%, 4/17/2017	426,000
500,000	Zero Coupon, 2/4/2018[d]	183,287
100,000	2.260%, 3/31/2019[b,e]	45,153
190,000	5.830%, 12/31/2033[d]	74,254
348,475	7.820%, 12/31/2033[b]	336,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Argentina (0.5%) - continued
88,703	7.820%, 12/31/2033[b]	$85,558

	Total Argentina	2,069,696

Belarus (0.1%)
	Belarus Government International Bond
550,000	8.750%, 8/3/2015	569,855

	Total Belarus	569,855

Brazil (0.4%)
	Banco Cruzeiro do Sul SA
100,000	8.875%, 9/22/2020[f]	104,500
	Brazil Government International Bond
1,070,000	4.875%, 1/22/2021	1,174,325
360,000	5.625%, 1/7/2041	395,100
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[f]	3,334
	Telemar Norte Leste SA
194,000	5.500%, 10/23/2020[f]	196,425

	Total Brazil	1,873,684

Cayman Islands (0.1%)
	Dubai DOF Sukuk, Ltd.
190,000	6.396%, 11/3/2014	189,715
	TGI International, Ltd.
180,000	9.500%, 10/3/2017	204,075

	Total Cayman Islands	393,790

Chile (0.2%)
	Banco Central de Chile
215,000,000	6.000%, 5/1/2015[g]	459,664
	Banco del Estoado de Chile
160,000	4.125%, 10/7/2020[f]	158,784
	Chile Government International Bond
130,000	3.875%, 8/5/2020	134,845
	Corporacion Nacional del Cobre de Chile - Codelco
200,000	6.150%, 10/24/2036	236,956

	Total Chile	990,249

Colombia (0.4%)
	Colombia Government International Bond
200,000	7.375%, 1/27/2017	246,500
300,000	7.375%, 3/18/2019	379,500
610,000	7.375%, 9/18/2037	803,675
300,000	6.125%, 1/18/2041	343,500

	Total Colombia	1,773,175

Costa Rica (0.1%)
	Costa Rica Government International Bond
30,000	6.548%, 3/20/2014	33,900
323,000	9.995%, 8/1/2020	458,337

	Total Costa Rica	492,237

Dominican Republic (0.2%)
	Dominican Republic International Bond
560,000	7.500%, 5/6/2021	630,840

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Dominican Republic (0.2%)
$100,000	8.625%, 4/20/2027	$118,250

	Total Dominican Republic	749,090

Egypt (<0.1%)
	Egypt Government International Bond
125,000	6.875%, 4/30/2040[f]	140,625

	Total Egypt	140,625

El Salvador (0.1%)
	El Salvador Government International Bond
295,000	7.650%, 6/15/2035	320,813

	Total El Salvador	320,813

Gabon (<0.1%)
	Gabon Government International Bond
120,000	8.200%, 12/12/2017[f]	139,500

	Total Gabon	139,500

Georgia (<0.1%)
	Georgia Government International Bond
100,000	7.500%, 4/15/2013	101,150

	Total Georgia	101,150

Germany (0.2%)
	Deutsche Bank AG
2,000,000	Zero Coupon, 10/28/2010[h]	350,776
2,100,000	Zero Coupon, 11/4/2010[i]	364,706

	Total Germany	715,482

Ghana (<0.1%)
	Ghana Government International Bond
100,000	8.500%, 10/4/2017	114,150

	Total Ghana	114,150

Hungary (0.1%)
	Hungary Government International Bond
60,000	6.750%, 7/28/2014[b]	85,841
10,000	3.500%, 7/18/2016[b]	12,374
20,000	5.750%, 6/11/2018[b]	27,376
350,000	6.250%, 1/29/2020	373,624

	Total Hungary	499,215

Indonesia (0.8%)
	Adaro Indonesia PT
120,000	7.625%, 10/22/2019	130,800
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	59,168
680,000	11.625%, 3/4/2019	1,053,999
203,000	5.875%, 3/13/2020	234,729
755,000	8.500%, 10/12/2035	1,100,412
190,000	7.750%, 1/17/2038	259,825

	Total Indonesia	2,838,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Iraq (0.1%)
	Iraq Government International Bond
$500,000	5.800%, 1/15/2028	$430,000

	Total Iraq	430,000

Ireland (0.1%)
	MTS International Funding, Ltd.
100,000	8.625%, 6/22/2020	114,750
	VIP Finance Ireland, Ltd.
180,000	9.125%, 4/30/2018	205,650

	Total Ireland	320,400

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
332,000	2.500%, 12/31/2011[e]	192,975

	Total Ivory Coast	192,975

Kazakhstan (0.2%)
	KazMunaiGaz Finance Sub BV
390,000	11.750%, 1/23/2015	493,350
440,000	7.000%, 5/5/2020[f]	485,100

	Total Kazakhstan	978,450

Lebanon (0.1%)
	Lebanon Government International Bond
270,000	4.000%, 12/31/2017	263,993
300,000	6.375%, 3/9/2020	311,250

	Total Lebanon	575,243

Luxembourg (0.1%)
	Gaz Capital SA
270,000	9.250%, 4/23/2019	336,150
	Gazprom International
179,708	7.201%, 2/1/2020	194,085

	Total Luxembourg	530,235

Malaysia (0.1%)
	Malaysia Government International Bond
280,000	7.500%, 7/15/2011	294,073
	Petronas Capital, Ltd.
170,000	5.250%, 8/12/2019	189,882

	Total Malaysia	483,955

Mexico (0.8%)
	Cemex Finance, LLC
340,000	9.500%, 12/14/2016	342,856
130,000	9.500%, 12/14/2016[f]	131,495
	Mexico Government International Bond
216,000	5.950%, 3/19/2019	253,476
9,143,100	10.000%, 12/5/2024[j]	965,338
140,000	6.050%, 1/11/2040	160,300
	Pemex Project Funding Master Trust
415,000	5.750%, 3/1/2018	454,812
	Petroleos Mexicanos
275,000	8.000%, 5/3/2019	341,000

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Mexico (0.8%) - continued
$410,000	5.500%, 1/21/2021[k]	$436,650

	Total Mexico	3,085,927

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	180,500

	Total Pakistan	180,500

Panama (<0.1%)
	Panama Government International Bond
11,000	7.250%, 3/15/2015	13,145

	Total Panama	13,145

Peru (0.2%)
	Peru Government International Bond
100,000	7.350%, 7/21/2025	129,750
307,000	8.750%, 11/21/2033	456,662
207,000	6.550%, 3/14/2037	250,988

	Total Peru	837,400

Philippines (0.5%)
	Philippines Government International Bond
100,000	9.875%, 1/15/2019	143,500
100,000	6.500%, 1/20/2020	119,750
100,000	7.500%, 9/25/2024	131,000
40,000	9.500%, 10/21/2024	59,800
310,000	10.625%, 3/16/2025	499,100
217,000	9.500%, 2/2/2030	332,835
100,000	7.750%, 1/14/2031	133,000
600,000	6.375%, 10/23/2034	699,000

	Total Philippines	2,117,985

Poland (0.2%)
	Poland Government International Bond
410,000	3.875%, 7/16/2015	426,464
310,000	6.375%, 7/15/2019	365,233

	Total Poland	791,697

Qatar (0.2%)
	Qatar Government International Bond
100,000	6.550%, 4/9/2019	119,875
340,000	5.250%, 1/20/2020	374,000
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
480,650	5.298%, 9/30/2020	519,583

	Total Qatar	1,013,458

Romania (<0.1%)
	Romania Government International Bond
57,000	6.500%, 6/18/2018[b]	81,090

	Total Romania	81,090

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Russia (0.7%)
	Russia Government International Bond
$200,000	3.625%, 4/29/2015	$201,500
100,000	5.000%, 4/29/2020	104,200
1,790,000	7.500%, 3/31/2030	2,137,618

	Total Russia	2,443,318

Serbia (<0.1%)
	Serbia Government International Bond
145,000	6.750%, 11/1/2024	141,375

	Total Serbia	141,375

South Africa (0.5%)
	Peermont Global Proprietary, Ltd.
290,000	7.750%, 4/30/2014[b]	351,875
	South Africa Government International Bond
60,000	6.500%, 6/2/2014	68,250
100,000	6.875%, 5/27/2019	122,250
530,000	5.500%, 3/9/2020	592,275
110,000	5.875%, 5/30/2022	126,500
4,800,000	10.500%, 12/21/2026[l]	844,343

	Total South Africa	2,105,493

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
100,000	8.250%, 10/24/2012	108,824
100,000	6.250%, 10/4/2020[f]	100,875

	Total Sri Lanka	209,699

Turkey (0.7%)
	Akbank TAS
100,000	5.125%, 7/22/2015[k]	99,610
	Turkey Government International Bond
920,000	5.625%, 3/30/2021	1,002,800
154,000	11.875%, 1/15/2030	272,580
590,000	7.250%, 3/5/2038	706,525
300,000	6.750%, 5/30/2040	342,042

	Total Turkey	2,423,557

Ukraine (0.1%)
	Ukraine Government International Bond
195,000	4.950%, 10/13/2015[b]	242,454

	Total Ukraine	242,454

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
249,418	5.888%, 6/15/2019	269,122

	Total United Arab Emirates	269,122

United States (0.2%)
	HSBC Bank USA
590,000	6.000%, 8/15/2040[m,n]	697,503

	Total United States	697,503

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Uruguay (0.2%)
	Uruguay Government International Bond
$140,000	9.250%, 5/17/2017	$184,800
754	8.000%, 11/18/2022	969
150,000	7.875%, 1/15/2033	196,875
428,000	7.625%, 3/21/2036	552,120

	Total Uruguay	934,764

Venezuela (0.6%)
	Petroleos de Venezuela SA
140,000	5.000%, 10/28/2015	80,500
610,600	5.250%, 4/12/2017	354,148
	Venezuela Government International Bond
30,000	5.750%, 2/26/2016	20,814
100,000	13.625%, 8/15/2018	94,000
90,000	7.000%, 12/1/2018	59,625
510,000	7.750%, 10/13/2019	344,250
536,500	6.000%, 12/9/2020	315,194
975,000	8.250%, 10/13/2024	626,437
660,000	7.650%, 4/21/2025	402,600
30,000	9.250%, 5/7/2028	20,310

	Total Venezuela	2,317,878

	Total Long-Term Fixed Income (cost $33,984,788)	37,199,267

Principal Amount	Short-Term Investments (1.8%)[o]	Value
	Charta, LLC
3,050,000	0.180%, 10/1/2010	3,050,000
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.210%, 10/18/2010[p]	99,990
	Federal National Mortgage Association Discount Notes
1,500,000	0.060%, 10/6/2010	1,499,987
100,000	0.200%, 10/18/2010[p]	99,991
	Nieuw Amsterdam Receivables Corporation
2,925,000	0.220%, 10/1/2010	2,925,000

	Total Short-Term Investments (at amortized cost)	7,674,968

	Total Investments (cost $361,420,560) 97.0%	$410,905,833

	Other Assets and Liabilities, Net 3.0%	12,766,182

	Total Net Assets 100.0%	$423,672,015

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $1,460,638 or 0.3% of total net assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

e	Principal amount is displayed in Chilean Pesos.
f	Principal amount is displayed in Mexican Pesos.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Akbank TAS	7/15/2010	$99,431
Petroleos Mexicanos	7/13/2010	408,340

h	Security is fair valued.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At September 30, 2010, $199,981 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$56,022,994
Gross unrealized depreciation	(6,537,721)

Net unrealized appreciation (depreciation)	$49,485,273

Cost for federal income tax purposes	$361,420,560

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	2,527,807	–	2,527,807	–
Consumer Discretionary	56,807,849	–	56,807,849	–
Consumer Staples	36,091,113	1,750,185	34,340,928	–
Energy	25,879,488	7,620,295	18,259,193	–
Financials	57,102,838	6,485,292	50,617,546	–
Health Care	31,503,047	738,500	30,764,547	–
Industrials	65,188,062	749,049	64,439,013	–
Information Technology	26,641,692	1,831,019	24,810,673	–
Materials	44,000,918	3,538,398	40,462,520	–
Telecommunications Services	14,020,055	2,301,854	11,718,201	–
Utilities	6,268,729	–	6,268,729	–
Long-Term Fixed Income
Basic Materials	367,756	–	367,756	–
Communications Services	516,825	–	516,825	–
Consumer Cyclical	351,875	–	351,875	–
Consumer Non-Cyclical	3,334	–	3,334	–
Energy	2,208,252	–	2,208,252	–
Financials	2,091,446	–	1,393,943	697,503
Foreign Government	31,261,619	–	31,261,619	–
Transportation	204,075	–	204,075	–
Utilities	194,085	–	194,085	–
Short-Term Investments	7,674,968	–	7,674,968	–

Total	$410,905,833	$25,014,592	$385,193,738	$697,503

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	15,077	15,077	–	–
Foreign Currency Forward Contracts	103,029	–	103,029	–

Total Asset Derivatives	$118,106	$15,077	$103,029	$–

Liability Derivatives
Foreign Currency Forward Contracts	250,295	–	250,295	–

Total Liability Derivatives	$250,295	$–	$250,295	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income
Financials	–	–	–	6,736	690,767	–	–	697,503

Total	$ –	$ –	$ –	$ 6,736	$ 690,767	$ –	$ –	$ 697,503

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Principal Amount	Notional Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	11	December 2010	$841,053	$856,130	$15,077
Total Futures Contracts					$15,077

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	644,681	10/1/2010 - 10/5/2010	$621,134	$623,121	$1,987
Brazilian Real	1,062,000	10/4/2010	622,143	627,215	5,072
Canadian Dollar	139,744	10/1/2010 - 10/4/2010	136,062	135,819	(243)
Chinese Renminbi Yua	7,518,194	3/17/2011	1,121,390	1,128,473	7,083
Danish Krone	647,683	10/1/2010 -10/4/2010	118,259	118,476	217
Euro	506,168	10/1/2010 -10/5/2010	689,104	690,072	968
Indian Rupee	33,183,440	10/14/2010 -1/18/2011	708,619	733,727	25,108
Indonesian Rupiah	3,091,124,891	10/14/2010	343,089	345,622	2,533
Israeli Shekel	690,037	12/15/2010	182,975	189,301	6,326
Israeli Shekel	77,113	10/1/2010	21,020	21,171	151
Japanese Yen	207,406,080	10/1/2010 - 10/5/2010	2,469,390	2,484,500	15,110
Malaysian Ringgit	590,859	1/18/2011	191,000	190,089	(911)
Philipinnes Peso	8,359,672	10/14/2010	184,000	190,231	6,231
Polish Zloty	557,557	12/15/2010	179,256	190,796	11,540
Singapore Dollar	30,865	10/1/2010 - 10/5/2010	23,476	23,470	(6)
South Korea Won	444,158,780	10/14/2010	377,000	389,727	12,727
Turkish Lira	283,444	12/15/2010	191,000	193,487	2,487
Total Foreign Currency Forward Contracts Purchases			$8,178,917	$8,275,297	$96,380

Sales
Brazilian Real	2,124,000	10/4/2010 - 1/18/2011	$1,228,519	$1,239,742	($11,223)
British Pound	90,084	10/1/2010	142,063	141,508	555
Danish Krone	1,661,202	10/1/2010	302,390	303,871	(1,481)
Euro	1,272,352	10/22/2010 - 12/15/2010	1,620,565	1,733,782	(113,217)
Euro	281,284	10/1/2010 - 10/5/2010	381,835	383,483	(1,648)
Indian Rupee	24,483,390	10/14/2010	519,942	543,507	(23,565)
Indonesian Rupiah	3,091,124,892	10/14/2010	336,981	345,622	(8,641)
Israeli Shekel	74,587	10/4/2010	20,328	20,478	(150)
Japanese Yen	144,338,926	10/1/2010 - 10/5/2010	1,721,585	1,729,024	(7,439)
Mexican Peso	12,399,551	12/15/2010	942,227	977,006	(34,779)
Norwegian Krone	3,613,036	10/1/2010	616,209	614,336	1,873
Singapore Dollar	146,472	10/1/2010 - 10/5/2010	111,204	111,377	(173)
South African Rand	6,079,000	11/10/2010	842,960	867,123	(24,163)
South Korea Won	444,158,780	10/14/2010	370,132	389,727	(19,595)
Total Foreign Currency Forward Contracts Sales			$9,156,940	$9,400,586	($243,646)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($147,266)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.6%)	Value
Australia (4.7%)
126,667	Australia & New Zealand Banking Group, Ltd.	$2,900,878
410,570	BHP Billiton, Ltd.	15,649,995
46,341	Cochlear, Ltd.	3,148,129
127,780	Newcrest Mining, Ltd.	4,890,432
161,428	Ramsay Health Care, Ltd.	2,409,047
48,825	Rio Tinto, Ltd.	3,628,364
168,213	Santos, Ltd.	2,084,680
80,799	Westpac Banking Corporation	1,817,821
108,707	Woolworths, Ltd.	3,029,716

	Total Australia	39,559,062

Belgium (0.9%)
71,490	Anheuser-Busch InBev NV	4,208,797
81,929	Umicore	3,544,650

	Total Belgium	7,753,447

Bermuda (0.2%)
477,436	Yue Yuen Industrial Holdings, Ltd.	1,762,684

	Total Bermuda	1,762,684

Brazil (0.9%)
102,900 115,600	Petroleo Brasileiro SA ADR[a] Vale SA SP ADR	3,732,183 3,614,812

	Total Brazil	7,346,995

Canada (4.4%)
38,393	Agnico-Eagle Mines, Ltd.	2,729,564
33,093	Bank of Montreal[a]	1,913,084
132,443	Brookfield Asset Management, Inc.	3,740,688
109,776	Brookfield Properties Corporation	1,714,550
25,701	Calfrac Well Services, Ltd.	639,965
78,488	Canadian National Railway Company	5,019,448
120,137	Canadian Natural Resources, Ltd.	4,155,580
199,934	Eldorado Gold Corporation	3,695,932
22,500	Enbridge, Inc.	1,178,467
13,000	George Weston, Ltd.	997,522
68,631	Gildan Activewear, Inc.[b]	1,930,393
218,359	Kinross Gold Corporation	4,095,955
45,700	Riocan Real Estate Investment Trust	1,018,023
31,370	Suncor Energy, Inc.	1,021,377
30,809	Toronto-Dominion Bank[a]	2,229,303
82,993	Trican Well Service, Ltd.	1,323,661

	Total Canada	37,403,512

Cayman Islands (0.2%)
105,805	Subsea 7, Inc.[b]	2,076,003

	Total Cayman Islands	2,076,003

China (1.6%)
15,761,900	Bank of China, Ltd.	8,233,917
8,453,400	Huaneng Power International, Inc.	5,258,847

	Total China	13,492,764

Denmark (1.8%)
25,743	Carlsberg AS	2,678,485
12,458	Coloplast A/S	1,487,670
43,463	D/S Norden	1,713,658

Shares	Common Stock (98.6%)	Value
Denmark (1.8%) - continued
19,679	Danisco A/S	$1,751,167
53,184	Danske Bank A/S ADR[b]	1,276,754
60,987	Novo Nordisk AS	6,035,148

	Total Denmark	14,942,882

Finland (0.7%)
42,626	Kone Oyj	2,205,685
90,115	Sampo Oyj	2,434,972
81,691	UPM-Kymmene Oyj	1,401,477

	Total Finland	6,042,134

France (7.8%)
441,975	AXA SA	7,748,813
13,539	BNP Paribas SA	966,349
203,500	Cap Gemini SA	10,217,420
20,556	Christian Dior SA	2,690,227
109,350	Compagnie de Saint-Gobain	4,886,700
16,333	Essilor International SA	1,124,784
25,914	Faurecia[b]	608,398
39,157	L’Oreal SA	4,410,423
75,962	Renault SAb	3,915,341
59,484	Rhodia SA	1,426,473
37,408	Safran SA	1,051,443
212,194	Total SA	10,964,832
21,500	Unibail-Rodamco[b]	4,774,099
38,038	Valeo SAb	1,765,228
29,471	Vinci SA	1,481,485
294,700	Vivendi	8,077,672

	Total France	66,109,687

Germany (4.9%)
64,709	Adidas AG	4,005,218
50,465	BASF SE	3,182,357
28,926	Continental AGb	2,247,355
224,924	Daimler AGb	14,235,374
49,730	Henkel AG & Company KGaA	2,671,026
98,094	ProSiebanSat.1 Media AG	2,326,145
120,322	SAP AG ADR	5,951,289
66,749	Siemens AG	7,041,605

	Total Germany	41,660,369

Hong Kong (2.5%)
458,000	Cathway Pacific Airways, Ltd.	1,239,809
38,400	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[b]	11,086
1,347,500	Hutchison Whampoa, Ltd.	12,537,035
3,720,200	New World Development Company, Ltd.	7,473,148

	Total Hong Kong	21,261,078

Indonesia (0.5%)
3,203,900	PT Telekomunikasi Indonesia	3,304,803
27,800	Telekomunik Indonesia SP ADR[a]	1,147,862

	Total Indonesia	4,452,665

Israel (0.8%)
6,147	Delek Group, Ltd.	1,691,434
94,124	Teva Pharmaceutical Industries, Ltd.	5,011,113

	Total Israel	6,702,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.6%)	Value
Italy (3.3%)
1,460,100	Enel SPA	$7,805,514
351,894	Eni SPA[a]	7,603,885
129,606	Indesit Company SPA	1,587,130
260,275	Mediaset SPA	1,849,248
98,115	Saipem SPA	3,943,701
4,728,750	Telecom Italia SPA	5,336,041

	Total Italy	28,125,519

Japan (21.4%)
190,300	Aeon Company, Ltd.	2,040,216
116,200	Alps Electric Company, Ltd.	954,605
53,800	Asahi Breweries, Ltd.	1,077,638
585,700	Bridgestone Corporation	10,679,401
25,400	Canon, Inc.	1,186,333
390	Central Japan Railway Company[a]	2,871,687
222,000	Chuo Mitsui Trust Holdings, Inc.	738,024
78,900	Coca-Cola West Company, Ltd.	1,333,418
279,000	Daicel Chemical Industries, Ltd.[a]	1,880,180
520,400	Daiichi Sankyo Company, Ltd.[a]	10,607,369
170,300	Daito Trust Construction Company, Ltd.	10,174,567
1,682,700	Daiwa Securities Group, Inc.[a]	6,793,530
66,100	Denso Corporation	1,963,689
23,200	Disco Corporation	1,336,110
122,500	East Japan Railway Company[a]	7,401,247
289,000	Fujitsu, Ltd.[a]	2,033,339
65,400	Hamamatsu Photonics KK	2,134,625
436,000	Hitachi, Ltd.	1,908,413
36,400	Honda Motor Company, Ltd.	1,295,262
38,100	Japan Drilling Company, Ltd.	1,134,887
48,400	Japan Petroleum Exploration Company	1,826,704
419,400	Kao Corporation	10,230,866
14,700	Keyence Corporation	3,205,586
19,400	Kyocera Corporation	1,835,288
324,000	Marubeni Corporation	1,832,030
381,000	Mitsubishi Electric Corporation	3,282,881
110,000	Mitsubishi Estate Company, Ltd.	1,790,649
161,100	Mitsubishi UFJ Financial Group, Inc.	747,971
228,945	MS and AD Insurance Group Holdings, Inc.	5,268,285
338,000	Nippon Chemi-Con Corporation[b]	1,394,160
341,700	Nippon Suisan Kaisha, Ltd.[a]	1,126,143
1,291,500	Nissan Motor Company, Ltd.	11,310,206
27,970	ORIX Corporation	2,140,766
313,400	Resona Holdings, Inc.[a]	2,814,383
166,400	Secom Company, Ltd.	7,515,535
141,700	Sega Sammy Holdings, Inc.	2,164,526
104,000	Shin-Etsu Chemical Company, Ltd.	5,074,906
71,500	Sony Corporation	2,207,323
434	Sony Financial Holdings, Inc.	1,412,851
865,100	Sumitomo Corporation[a]	11,155,585
273,700	Sumitomo Electric Industries, Ltd.	3,338,051
1,734,100	Sumitomo Trust and Banking Company, Ltd.	8,689,276
158,600	Suzuki Motor Corporation	3,342,931
1,821,000	Taiheiyo Cement Corporation[b]	2,139,429
60,700	Takeda Pharmaceutical Company, Ltd.	2,790,549
54,300	TDK Corporation	3,034,277
75,700	Tokyo Electric Power Company, Inc.	1,848,942

Shares	Common Stock (98.6%)	Value
Japan (21.4%) - continued
754,000	Tokyo Gas Company, Ltd.[a]	$3,429,183
974,000	Tosoh Corporation[a]	2,629,990
548	West Japan Railway Company	1,967,804

	Total Japan	181,091,616

Luxembourg (0.2%)
69,486	Acergy SAa	1,288,620

	Total Luxembourg	1,288,620

Netherlands (2.8%)
20,363	Heineken NV	1,056,336
246,063	Koninklijke (Royal) Ahold NV	3,321,229
229,380	Koninklijke (Royal) KPN NV	3,554,155
101,027	Koninklijke (Royal) Philips Electronics NV	3,178,983
188,554	Koninklijke DSM NV	9,676,458
16,175	Nutreco NV	1,183,655
57,790	Unilever NV	1,730,667

	Total Netherlands	23,701,483

Norway (1.8%)
511,558	Statoil ASA	10,706,959
111,902	Telenor ASA	1,757,559
57,533	Yara International ASA	2,614,774

	Total Norway	15,079,292

Singapore (1.7%)
290,800	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[b]	23,218
364,000	Hong Leong Asia, Ltd.	918,151
544,350	Keppel Corporation, Ltd.	3,716,117
755,900	Singapore Airlines, Ltd.	9,383,656

	Total Singapore	14,041,142

South Korea (1.8%)
14,150	POSCO	6,432,195
25,110	SK Telecom Company, Ltd.	3,773,262
299,640	SK Telecom Company, Ltd. ADR	5,234,711

	Total South Korea	15,440,168

Spain (2.3%)
386,200	Indra Sistemas SA	7,378,289
41,517	Industria de Diseno Textil SA (Inditex)	3,300,616
357,000	Telefonica SA	8,861,630

	Total Spain	19,540,535

Sweden (1.5%)
213,701	Atlas Copco AB	4,133,084
35,486	Elekta ABa	1,285,855
94,202	Investor AB	1,917,976
248,502	Nordea Bank AB	2,596,404
82,908	Scania AB	1,834,430
86,634	Svenska Cellulosa AB	1,320,338

	Total Sweden	13,088,087

Switzerland (12.4%)
118,116	ABB, Ltd.[b]	2,493,886
138,400	Adecco SA	7,235,023
40,299	Aryzta AG	1,763,150
72,507	Compagnie Financiere Richemont SA	3,498,199

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.6%)	Value
Switzerland (12.4%) - continued
180,900	Credit Suisse Group	$7,706,521
9,727	Givaudan SA	9,953,735
80,936	Holcim, Ltd.	5,200,642
396,063	Nestle SA	21,112,009
326,654	Novartis AG	18,800,571
69,936	Roche Holding AG	9,555,007
12,793	Schindler Holding AG	1,373,254
7,677	Swatch Group AG	2,891,785
135,711	UBS AGb	2,310,457
45,439	Zurich Financial Services AG	10,651,720

	Total Switzerland	104,545,959

Thailand (1.3%)
446,725	Bangkok Bank Public Company, Ltd.	2,375,466
889,600	PTT pcl	8,714,401

	Total Thailand	11,089,867

United Kingdom (16.2%)
63,999	Anglo American plc	2,540,306
587,070	ARM Holdings plc	3,651,988
51,134	AstraZeneca plc	2,595,488
336,931	Babcock International Group plc	3,018,036
1,636,412	BAE Systems plc	8,811,587
290,340	Barclays plc	1,364,634
248,393	BG Group plc	4,373,332
156,968	BHP Billiton plc	5,005,913
182,014	British American Tobacco plc	6,797,191
144,797	Burberry Group plc	2,369,840
1,898,859	Cable & Wireless Communications plc	1,696,028
424,366	Compass Group plc	3,540,650
87,309	Croda International plc	2,032,177
60,009	Diageo plc	1,032,747
453,720	GlaxoSmithKline plc	8,949,246
158,100	HSBC Holdings plc ADR[a]	7,998,279
101,823	IMI plc	1,231,361
36,622	Imperial Tobacco Group plc	1,092,418
1,187,603	Lloyds TSB Group plc[b]	1,377,702
463,600	Pearson plc	7,188,786
267,050	Pennon Group plc	2,442,127
98,172	Reckitt Benckiser Group plc	5,406,862
111,913	Rio Tinto plc	6,556,017
139,866	Shire, Ltd.	3,148,589
198,431	Standard Chartered plc[b]	5,697,644
1,535,149	Tesco plc	10,239,874
94,241	Unilever plc	2,727,541
4,098,387	Vodafone Group plc	10,111,414
55,551	Whitbread plc	1,419,055
1,037,000	WPP plc	11,497,244
89,281	WS Atkins plc	1,035,329

	Total United Kingdom	136,949,405

	Total Common Stock (cost $788,592,051)	834,547,522

Shares	Collateral Held for Securities Loaned (7.8%)	Value
65,970,992	Thrivent Financial Securities Lending Trust	65,970,992

	Total Collateral Held for Securities Loaned (cost $65,970,992)	65,970,992

Principal Amount	Short-Term Investments (1.1%)[c]	Value
	Charta, LLC
5,100,000	0.180%, 10/1/2010	$5,100,000
	Nieuw Amsterdam Receivables Corporation
4,245,000	0.220%, 10/1/2010	4,245,000

	Total Short-Term Investments (at amortized cost)	9,345,000

	Total Investments (cost $863,908,043) 107.5%	$909,863,514

	Other Assets and Liabilities, Net (7.5%)	(63,714,072)

	Total Net Assets 100.0%	$846,149,442

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$85,754,033
Gross unrealized depreciation	(39,798,562)

Net unrealized appreciation (depreciation)	$45,955,471

Cost for federal income tax purposes	$863,908,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner International Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	8,640,844	–	8,640,844	–
Consumer Discretionary	124,971,858	–	124,971,858	–
Consumer Staples	97,177,538	–	97,177,538	–
Energy	53,471,757	3,732,183	49,739,574	–
Financials	124,053,095	7,998,279	116,054,816	–
Health Care	78,699,732	–	78,699,732	–
Industrials	133,891,018	–	133,891,018	–
Information Technology	48,065,775	–	48,065,775	–
Materials	112,083,854	3,614,812	108,469,042	–
Telecommunications Services	36,136,621	6,382,573	29,754,048	–
Utilities	17,355,430	–	17,355,430	–
Collateral Held for Securities Loaned	65,970,992	65,970,992	–	–
Short-Term Investments	9,345,000	–	9,345,000	–

Total	$909,863,514	$87,698,839	$822,164,675	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	67,000	–	67,000	–

Total Asset Derivatives	$67,000	$–	$67,000	$–

Liability Derivatives
Foreign Currency Forward Contracts	40,566	–	40,566	–

Total Liability Derivatives	$40,566	$–	$40,566	$–

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	2,196,417	10/1/2010 -10/5/2010	$2,116,194	$2,122,962	$6,768
Canadian Dollar	476,103	10/1/2010 -10/4/2010	463,561	462,730	(831)
Japanese Yen	706,631,543	10/1/2010 -10/5/2010	8,413,213	8,464,682	51,469
Total Foreign Currency Forward Contracts Purchases			$10,992,968	$11,050,374	$57,406

Sales
Danish Krone	5,659,962	10/1/2010	$1,030,290	$1,035,333	($5,043)
Euro	852,855	10/1/2010	1,156,728	1,162,720	(5,992)
Israeli Shekel	258,860	10/4/2010	70,551	71,069	(518)
Japanese Yen	490,260,930	10/1/2010 -10/5/2010	5,847,597	5,872,796	(25,199)
Norwegian Krone	12,309,646	10/1/2010	2,099,430	2,093,051	6,379
Singapore Dollar	509,309	10/1/2010 -10/5/2010	386,678	387,277	(599)
Total Foreign Currency Forward Contracts Sales			$10,591,274	$10,622,246	($30,972)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$26,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$13,880,242	$301,825,152	$249,734,402	65,970,992	$65,970,992	$524,864
Total Value and Income Earned	13,880,242				65,970,992	524,864

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Discretionary (16.6%)
650	Amazon.com, Inc.[a]	$102,089
300	Chipotle Mexican Grill, Inc.[a]	51,600
1,200	Kohl’s Corporation[a]	63,216
1,200	Netflix, Inc.[a]	194,592
200	Priceline.com, Inc.[a]	69,668
2,800	Starbucks Corporation	71,624
2,350	Target Corporation	125,584

	Total Consumer Discretionary	678,373

Consumer Staples (9.6%)
1,000	Costco Wholesale Corporation	64,490
4,850	CVS Caremark Corporation	152,630
1,300	PepsiCo, Inc.	86,372
1,500	Procter & Gamble Company	89,955

	Total Consumer Staples	393,447

Energy (7.5%)
1,900	Cameron International Corporation[a]	81,624
650	FMC Technologies, Inc.[a]	44,388
1,900	Noble Corporation	64,201
1,400	QEP Resources, Inc.	42,196
2,300	Suncor Energy, Inc.	74,865

	Total Energy	307,274

Financials (13.4%)
1,200	AFLAC, Inc.	62,052
2,700	Charles Schwab Corporation	37,530
650	Franklin Resources, Inc.	69,485
1,600	Lazard, Ltd.	56,128
1,400	Northern Trust Corporation	67,536
3,000	SunTrust Banks, Inc.	77,490
800	T. Rowe Price Group, Inc.	40,052
3,100	Wells Fargo & Company	77,903
2,900	Zions Bancorporation	61,944

	Total Financials	550,120

Health Care (14.8%)
1,000	Allergan, Inc.	66,530
2,000	Dentsply International, Inc.	63,940
3,300	Gilead Sciences, Inc.[a]	117,513
2,700	Novartis AG ADR	155,709
1,500	St. Jude Medical, Inc.[a]	59,010
2,100	Stryker Corporation	105,105
650	Varian Medical Systems, Inc.[a]	39,325

	Total Health Care	607,132

Industrials (10.7%)
1,200	3M Company	104,052
1,150	C.H. Robinson Worldwide, Inc.	80,408
1,700	Cooper Industries plc	83,181
2,000	Danaher Corporation	81,220
600	Deere & Company	41,868
1,000	Expeditors International of Washington, Inc.	46,230

	Total Industrials	436,959

Information Technology (24.4%)
650	Apple, Inc.[a]	184,437
5,200	Cisco Systems, Inc.[a]	113,880
1,100	Cognizant Technology Solutions Corporation[a]	70,917
200	Google, Inc.[a]	105,158

Shares	Common Stock (99.4%)	Value
Information Technology (24.4%) - continued
3,650	Hewlett-Packard Company	$153,556
1,000	Linear Technology Corporation	30,730
200	MasterCard, Inc.	44,800
3,300	Microsoft Corporation	80,817
3,950	QUALCOMM, Inc.	178,224
300	Salesforce.com, Inc.[a]	33,540

	Total Information Technology	996,059

Materials (2.4%)
1,900	Ecolab, Inc.	96,406

	Total Materials	96,406

	Total Common Stock (cost $3,804,027)	4,065,770

	Total Investments (cost $3,804,027) 99.4%	$4,065,770

	Other Assets and Liabilities, Net 0.6%	24,149

	Total Net Assets 100.0%	$4,089,919

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$510,497
Gross unrealized depreciation	(248,754)

Net unrealized appreciation (depreciation)	$261,743

Cost for federal income tax purposes	$3,804,027

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	678,373	678,373	–	–
Consumer Staples	393,447	393,447	–	–
Energy	307,274	307,274	–	–
Financials	550,120	550,120	–	–
Health Care	607,132	607,132	–	–
Industrials	436,959	436,959	–	–
Information Technology	996,059	996,059	–	–
Materials	96,406	96,406	–	–

Total	$4,065,770	$4,065,770	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner All Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (17.4%)
1,325	Abercrombie & Fitch Company	$52,099
2,380	Amazon.com, Inc.[a]	373,803
2,525	CarMax, Inc.[a]	70,347
3,325	Coach, Inc.	142,842
4,800	Expedia, Inc.	135,408
3,575	Imax Corporation[a]	60,275
2,000	Lululemon Athletica, Inc.[a]	89,440
475	Netflix, Inc.[a]	77,026
675	New Oriental Education & Technology Group ADR[a]	65,866
1,075	Priceline.com, Inc.[a]	374,465
1,525	Skechers USA, Inc.[a]	35,822
3,480	Starbucks Corporation	89,018

	Total Consumer Discretionary	1,566,411

Consumer Staples (3.0%)
4,400	Avon Products, Inc.	141,284
1,325	Hansen Natural Corporation[a]	61,772
1,075	Herbalife, Ltd.	64,876

	Total Consumer Staples	267,932

Energy (7.3%)
1,450	Apache Corporation	141,752
300	CNOOC, Ltd. ADR	58,290
750	Core Laboratories NV	66,030
5,650	Halliburton Company	186,845
2,050	National Oilwell Varco, Inc.	91,164
1,475	Occidental Petroleum Corporation	115,493

	Total Energy	659,574

Financials (4.2%)
405	CME Group, Inc.	105,482
525	Franklin Resources, Inc.	56,123
545	IntercontinentalExchange, Inc.[a]	57,072
1,850	Legg Mason, Inc.	56,074
2,000	T. Rowe Price Group, Inc.	100,130

	Total Financials	374,881

Health Care (9.4%)
3,450	Align Technology, Inc.[a]	67,551
8,175	Bruker Corporation[a]	114,695
1,200	Gen-Probe, Inc.[a]	58,152
1,650	Illumina, Inc.[a]	81,180
220	Intuitive Surgical, Inc.[a]	62,423
1,500	Novo Nordisk A/S ADR	147,660
1,375	United Therapeutics Corporation[a]	77,014
1,300	Varian Medical Systems, Inc.[a]	78,650
2,375	Warner Chilcott plc	53,295
1,475	Waters Corporation[a]	104,400

	Total Health Care	845,020

Industrials (12.5%)
8,300	ABB, Ltd. ADR[a]	175,296
1,287	Babcock & Wilcox Company[a]	27,388
1,125	Bucyrus International, Inc.	78,019
1,200	Cummins, Inc.	108,696
1,400	Dover Corporation	73,094
1,200	Eaton Corporation	98,988
455	First Solar, Inc.[a]	67,044
2,425	Fluor Corporation	120,110
3,475	GrafTech International, Ltd.[a]	54,314
2,575	McDermott International, Inc.[a]	38,059

Shares	Common Stock (96.9%)	Value
Industrials (12.5%) - continued
2,050	Parker Hannifin Corporation	$143,623
2,005	United Technologies Corporation	142,816

	Total Industrials	1,127,447

Information Technology (39.0%)
1,900	Altera Corporation	57,304
1,300	Amphenol Corporation	63,674
1,470	Apple, Inc.[a]	417,112
3,250	ARM Holdings plc ADR	60,970
4,000	ASML Holding NV	118,920
2,325	Atheros Communications, Inc.[a]	61,264
1,870	Baidu.com, Inc. ADR[a]	191,899
3,250	Cirrus Logic, Inc.[a]	57,980
7,925	Cisco Systems, Inc.[a]	173,558
2,075	Cognizant Technology Solutions Corporation[a]	133,775
3,800	EMC Corporation[a]	77,178
1,100	F5 Networks, Inc.[a]	114,191
772	Google, Inc.[a]	405,910
1,000	Infosys Technologies, Ltd. ADR	67,310
4,150	Intel Corporation	79,804
975	Itron, Inc.[a]	59,699
4,100	Jabil Circuit, Inc.	59,081
1,650	Linear Technology Corporation	50,704
1,750	Longtop Financial Technologies, Ltd. ADR[a]	68,863
5,925	Marvell Technology Group, Ltd.[a]	103,747
1,550	Mercadolibre, Inc.[a]	111,879
2,925	NETAPP, Inc.[a]	145,636
3,600	OmniVision Technologies, Inc.[a]	82,944
4,100	Oracle Corporation	110,085
2,000	Plantronics, Inc.	67,560
4,400	QUALCOMM, Inc.	198,528
2,325	Riverbed Technology, Inc.[a]	105,974
2,350	Taleo Corporation[a]	68,126
2,600	Trimble Navigation, Ltd.[a]	91,104
1,325	Veeco Instruments, Inc.[a]	46,203
2,000	Xilinx, Inc.	53,220

	Total Information Technology	3,504,202

Materials (3.3%)
700	Agrium, Inc.	52,493
4,925	Anglo American plc	97,860
1,950	Barrick Gold Corporation	90,265
850	Cliffs Natural Resources, Inc.	54,332

	Total Materials	294,950

Telecommunications Services (0.8%)
1,775	NII Holdings, Inc.[a]	72,952

	Total Telecommunications Services	72,952

	Total Common Stock (cost $7,315,096)	8,713,369

	Total Investments (cost $7,315,096) 96.9%	$8,713,369

	Other Assets and Liabilities, Net 3.1%	280,962

	Total Net Assets 100.0%	$8,994,331

a	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner All Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,559,439
Gross unrealized depreciation	(161,166)

Net unrealized appreciation (depreciation)	$1,398,273

Cost for federal income tax purposes	$7,315,096

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,566,411	1,566,411	–	–
Consumer Staples	267,932	267,932	–	–
Energy	659,574	659,574	–	–
Financials	374,881	374,881	–	–
Health Care	845,020	845,020	–	–
Industrials	1,127,447	1,127,447	–	–
Information Technology	3,504,202	3,504,202	–	–
Materials	294,950	294,950	–	–
Telecommunications Services	72,952	72,952	–	–

Total	$8,713,369	$8,713,369	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner All Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (9.7%)
6,293	Comcast Corporation	$113,777
2,000	Lear Corporation[a]	157,860
2,124	Mohawk Industries, Inc.[a]	113,209
1,612	Time Warner Cable, Inc.	87,032
3,725	Viacom, Inc.	134,808

	Total Consumer Discretionary	606,686

Consumer Staples (6.0%)
9,922	Chiquita Brands International, Inc.[a]	131,368
3,033	Molson Coors Brewing Company	143,218
2,976	Walgreen Company	99,696

	Total Consumer Staples	374,282

Energy (14.4%)
1,780	Bill Barrett Corporation[a]	64,080
2,400	Chevron Corporation	194,520
3,471	CONSOL Energy, Inc.	128,288
992	Exxon Mobil Corporation	61,296
4,510	Halliburton Company	149,146
3,351	Marathon Oil Corporation	110,918
898	Noble Energy, Inc.	67,431
1,140	Royal Dutch Shell plc ADR	68,742
1,280	Ultra Petroleum Corporation[a]	53,734

	Total Energy	898,155

Financials (19.6%)
1,250	CIT Group, Inc.[a]	51,025
15,450	CNO Financial Group, Inc.[a]	85,593
2,164	Comerica, Inc.	80,393
11,288	E*TRADE Financial Corporation[a]	164,127
1,216	Everest Re Group, Ltd.	105,148
430	Goldman Sachs Group, Inc.	62,169
4,568	J.P. Morgan Chase & Company	173,904
3,782	MetLife, Inc.	145,418
1,800	PNC Financial Services Group, Inc.	93,438
3,600	State Street Corporation	135,576
4,880	Wells Fargo & Company	122,634

	Total Financials	1,219,425

Health Care (10.6%)
1,964	Aetna, Inc.	62,082
1,130	Amgen, Inc.[a]	62,274
6,640	Gilead Sciences, Inc.[a]	236,450
5,151	Merck & Company, Inc.	189,608
6,220	Pfizer, Inc.	106,798

	Total Health Care	657,212

Industrials (12.7%)
9,741	AerCap Holdings NVa	115,236
5,170	Aircastle, Ltd.	43,842
4,990	Greenbrier Companies, Inc.[a]	77,794
3,660	Ingersoll-Rand plc	130,699
3,226	Navistar International Corporation[a]	140,783
1,070	Rush Enterprises, Inc.[a]	16,414
3,502	Tyco International, Ltd.	128,628
2,250	Wabash National Corporation[a]	18,202
2,920	WABCO Holdings, Inc.[a]	122,465

	Total Industrials	794,063

Shares	Common Stock (94.9%)	Value
Information Technology (7.2%)
8,917	Dell, Inc.[a]	$115,564
2,060	Harris Corporation	91,237
1,820	Lexmark International, Inc.[a]	81,208
1,540	QUALCOMM, Inc.	69,485
9,010	Xerox Corporation	93,254

	Total Information Technology	450,748

Materials (6.8%)
6,901	Celanese Corporation	221,522
2,510	Intrepid Potash, Inc.[a]	65,436
2,350	Mosaic Company	138,086

	Total Materials	425,044

Telecommunications Services (2.4%)
4,253	AT&T, Inc.	121,636
1,230	Vodafone Group plc ADR	30,516

	Total Telecommunications Services	152,152

Utilities (5.5%)
7,703	CMS Energy Corporation	138,808
3,292	Edison International, Inc.	113,212
1,404	Exelon Corporation	59,782
1,640	NiSource, Inc.	28,536

	Total Utilities	340,338

	Total Common Stock (cost $5,710,904)	5,918,105

	Total Investments (cost $5,710,904) 94.9%	$5,918,105

	Other Assets and Liabilities, Net 5.1%	314,914

	Total Net Assets 100.0%	$6,233,019

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$457,800
Gross unrealized depreciation	(250,599)

Net unrealized appreciation (depreciation)	$207,201

Cost for federal income tax purposes	$5,710,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Partner All Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner All Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	606,686	606,686	–	–
Consumer Staples	374,282	374,282	–	–
Energy	898,155	898,155	–	–
Financials	1,219,425	1,219,425	–	–
Health Care	657,212	657,212	–	–
Industrials	794,063	794,063	–	–
Information Technology	450,748	450,748	–	–
Materials	425,044	425,044	–	–
Telecommunications Services	152,152	152,152	–	–
Utilities	340,338	340,338	–	–

Total	$5,918,105	$5,918,105	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (10.5%)
12,170	Best Buy Company, Inc.	$496,901
8,550	Coach, Inc.	367,308
19,200	DISH Network Corporation	367,872
47,990	Ford Motor Company[a]	587,398
25,140	International Game Technology	363,273
19,270	J.C. Penney Company, Inc.	523,759
27,650	Lowe’s Companies, Inc.	616,318
21,340	Macy’s, Inc.	492,740
34,740	MGM Resorts International[a,b]	391,867
39,480	News Corporation	515,609
4,500	NIKE, Inc.	360,630
9,400	Nordstrom, Inc.	349,680
29,390	Staples, Inc.	614,839

	Total Consumer Discretionary	6,048,194

Consumer Staples (10.9%)
18,950	Avon Products, Inc.	608,484
38,840	ConAgra Foods, Inc.	852,150
35,410	CVS Caremark Corporation	1,114,353
13,980	Dr. Pepper Snapple Group, Inc.	496,569
32,690	Kroger Company	708,065
26,080	Procter & Gamble Company	1,564,018
6,890	Reynolds American, Inc.	409,197
9,180	Wal-Mart Stores, Inc.	491,314

	Total Consumer Staples	6,244,150

Energy (10.9%)
3,960	Alpha Natural Resources, Inc.[a]	162,954
9,240	Chevron Corporation	748,902
3,020	Devon Energy Corporation	195,515
6,800	ENSCO International plc ADR	304,164
8,960	EXCO Resources, Inc.	133,235
7,410	Exxon Mobil Corporation	457,864
20,710	Forest Oil Corporation[a]	615,087
14,440	Halliburton Company	477,531
12,880	Newfield Exploration Company[a]	739,827
3,280	Occidental Petroleum Corporation	256,824
4,660	Peabody Energy Corporation	228,387
11,370	Pride International, Inc.[a]	334,619
12,000	Schlumberger, Ltd.	739,320
12,590	Southwestern Energy Company[a]	421,010
6,960	Transocean, Ltd.[a]	447,458

	Total Energy	6,262,697

Financials (15.2%)
8,370	ACE, Ltd.	487,552
58,900	Aegon NV ADR[a]	352,811
40,880	Bank of America Corporation	535,937
21,246	Bank of New York Mellon Corporation	555,158
12,920	CB Richard Ellis Group, Inc.[a]	236,178
28,780	Charles Schwab Corporation	400,042
201,260	Citigroup, Inc.[a]	784,914
1,970	CME Group, Inc.	513,086
14,020	Interactive Brokers Group, Inc.[a]	241,284
15,600	Invesco, Ltd.	331,188
40,600	J.P. Morgan Chase & Company	1,545,642
15,540	Lincoln National Corporation	371,717
5,250	Macerich Company	225,488
26,150	Morgan Stanley	645,382
3,200	PartnerRe, Ltd.	256,576

Shares	Common Stock (98.3%)	Value
Financials (15.2%) - continued
7,840	PNC Financial Services Group, Inc.	$406,974
3,370	Public Storage, Inc.	327,025
30,240	TD Ameritrade Holding Corporation[a]	488,376

	Total Financials	8,705,330

Health Care (11.4%)
4,110	Aetna, Inc.	129,917
6,850	Allergan, Inc.	455,731
6,740	Biogen Idec, Inc.[a]	378,249
3,600	Covidien, Ltd.	144,684
9,190	Express Scripts, Inc.[a]	447,553
5,400	Genzyme Corporation[a]	382,266
12,590	Gilead Sciences, Inc.[a]	448,330
12,130	Hologic, Inc.[a]	194,201
2,870	Johnson & Johnson	177,825
46,020	King Pharmaceuticals, Inc.[a]	458,359
2,280	Medco Health Solutions, Inc.[a]	118,697
28,194	Merck & Company, Inc.	1,037,821
69,485	Pfizer, Inc.	1,193,057
7,210	Thermo Fisher Scientific, Inc.[a]	345,215
14,380	UnitedHealth Group, Inc.	504,882
5,663	Valeant Pharmaceuticals International, Inc.[b]	141,858

	Total Health Care	6,558,645

Industrials (10.6%)
5,430	Bucyrus International, Inc.	376,570
8,850	Caterpillar, Inc.	696,318
7,300	CNH Global NVa	267,472
7,330	CSX Corporation	405,496
11,870	Cummins, Inc.	1,075,185
6,970	Deere & Company	486,367
27,490	Delta Air Lines, Inc.[a]	319,984
18,660	General Electric Company	303,225
5,760	Joy Global, Inc.	405,043
4,710	Rockwell Automation, Inc.	290,748
20,810	Terex Corporation[a]	476,965
4,900	Union Pacific Corporation	400,820
8,050	United Technologies Corporation	573,401

	Total Industrials	6,077,594

Information Technology (18.7%)
7,940	Apple, Inc.[a]	2,252,975
11,400	Avago Technologies, Ltd.[a]	256,614
21,010	Blue Coat Systems, Inc.[a]	505,501
14,360	BMC Software, Inc.[a]	581,293
7,760	Broadcom Corporation	274,626
22,780	Cisco Systems, Inc.[a]	498,882
64,690	Dell, Inc.[a]	838,382
20,970	EMC Corporation[a]	425,901
49,060	Emulex Corporation[a]	512,186
3,000	Google, Inc.[a]	1,577,370
2,730	MasterCard, Inc.	611,520
11,960	McAfee, Inc.[a]	565,230
36,550	Microsoft Corporation	895,109
11,130	Oracle Corporation	298,840
8,410	Visa, Inc.	624,527

	Total Information Technology	10,718,956

Materials (3.5%)
3,380	Albemarle Corporation	158,218

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.3%)	Value
Materials (3.5%) - continued
8,890	Dow Chemical Company	$244,119
3,260	Freeport-McMoRan Copper & Gold, Inc.	278,371
10,000	Goldcorp, Inc.	435,200
4,050	Praxair, Inc.	365,553
6,330	Walter Energy, Inc.	514,566

	Total Materials	1,996,027

Telecommunications Services (3.2%)
5,950	American Tower Corporation[a]	304,997
12,672	AT&T, Inc.	362,419
15,660	NII Holdings, Inc.[a]	643,626
81,390	Qwest Communications International, Inc.	510,316

	Total Telecommunications Services	1,821,358

Utilities (3.4%)
7,620	AES Corporation[a]	86,487
27,960	American Electric Power Company, Inc.	1,012,991
10,010	American Water Works Company, Inc.	232,933
13,330	CMS Energy Corporation[b]	240,206
8,800	PG&E Corporation	399,696

	Total Utilities	1,972,313

	Total Common Stock (cost $52,460,255)	56,405,264

Shares	Collateral Held for Securities Loaned (1.3%)	Value
768,305	Thrivent Financial Securities Lending Trust	768,305

	Total Collateral Held for Securities Loaned (cost $768,305)	768,305

	Total Investments (cost $53,228,560) 99.6%	$57,173,569

	Other Assets and Liabilities, Net 0.4%	213,685

	Total Net Assets 100.0%	$57,387,254

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,374,910
Gross unrealized depreciation	(2,429,901)

Net unrealized appreciation (depreciation)	$3,945,009

Cost for federal income tax purposes	$53,228,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner All Cap Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,048,194	6,048,194	–	–
Consumer Staples	6,244,150	6,244,150	–	–
Energy	6,262,697	6,262,697	–	–
Financials	8,705,330	8,705,330	–	–
Health Care	6,558,645	6,558,645	–	–
Industrials	6,077,594	6,077,594	–	–
Information Technology	10,718,956	10,718,956	–	–
Materials	1,996,027	1,996,027	–	–
Telecommunications Services	1,821,358	1,821,358	–	–
Utilities	1,972,313	1,972,313	–	–
Collateral Held for Securities Loaned	768,305	768,305	–	–

Total	$57,173,569	$57,173,569	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$1,275,375	$19,008,617	$19,515,687	768,305	$768,305	$3,159
Total Value and Income Earned	1,275,375				768,305	3,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Large Cap Growth Portfolio II

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (13.7%)
109,450	Carnival Corporation	$4,182,084
114,600	Expedia, Inc.	3,232,866
346,700	Ford Motor Company[a]	4,243,608
162,045	Kohl’s Corporation[a]	8,536,531
306,050	Lowe’s Companies, Inc.	6,821,855
163,300	Starbucks Corporation	4,177,214
103,300	TJX Companies, Inc.	4,610,279
123,200	Urban Outfitters, Inc.[a]	3,873,408
240,250	Walt Disney Company	7,954,677

	Total Consumer Discretionary	47,632,522

Consumer Staples (6.2%)
151,300	Avon Products, Inc.	4,858,243
115,632	PepsiCo, Inc.	7,682,590
67,900	Philip Morris International, Inc.	3,803,758
100,200	Wal-Mart Stores, Inc.	5,362,704

	Total Consumer Staples	21,707,295

Energy (7.8%)
76,050	Halliburton Company	2,514,973
145,250	Occidental Petroleum Corporation	11,373,075
105,737	Schlumberger, Ltd.	6,514,457
156,500	Ultra Petroleum Corporation[a]	6,569,870

	Total Energy	26,972,375

Financials (7.4%)
152,500	American Express Company	6,409,575
39,200	Franklin Resources, Inc.	4,190,480
50,563	IntercontinentalExchange, Inc.[a]	5,294,958
200,100	Itau Unibanco Holding SA ADR	4,838,418
223,300	U.S. Bancorp	4,827,746

	Total Financials	25,561,177

Health Care (15.3%)
188,400	Abbott Laboratories	9,842,016
20,200	Allergan, Inc.	1,343,906
39,400	Biogen Idec, Inc.[a]	2,211,128
135,715	Celgene Corporation[a]	7,818,541
90,100	Hospira, Inc.[a]	5,136,601
93,017	Medco Health Solutions, Inc.[a]	4,842,465
124,400	Teva Pharmaceutical Industries, Ltd. ADR	6,562,100
212,683	Thermo Fisher Scientific, Inc.[a]	10,183,262
48,270	UnitedHealth Group, Inc.	1,694,760
65,300	Zimmer Holdings, Inc.[a]	3,417,149

	Total Health Care	53,051,928

Industrials (10.9%)
66,700	CSX Corporation	3,689,844
231,200	Delta Air Lines, Inc.[a]	2,691,168
201,690	Dover Corporation	10,530,235
67,105	FedEx Corporation	5,737,478
83,400	Fluor Corporation	4,130,802
69,300	Norfolk Southern Corporation	4,124,043
66,000	Siemens AG ADR	6,956,400

	Total Industrials	37,859,970

Information Technology (32.5%)
96,950	Adobe Systems, Inc.[a]	2,535,243
89,716	Apple, Inc.[a]	25,456,915
463,516	Cisco Systems, Inc.[a]	10,151,000

Shares	Common Stock (95.4%)	Value
Information Technology (32.5%) - continued
55,500	Cognizant Technology Solutions Corporation[a]	$3,578,085
336,000	EMC Corporation[a]	6,824,160
1,263	Equinix, Inc.[a]	129,268
23,953	Google, Inc.[a]	12,594,248
82,300	Hewlett-Packard Company	3,462,361
132,761	Intel Corporation	2,552,994
204,100	Juniper Networks, Inc.[a]	6,194,435
182,200	Marvell Technology Group, Ltd.[a]	3,190,322
20,000	MasterCard, Inc.	4,480,000
539,100	Microsoft Corporation	13,202,559
199,477	Oracle Corporation	5,355,957
78,300	QUALCOMM, Inc.	3,532,896
79,700	Visa, Inc.	5,918,522
126,800	Xilinx, Inc.	3,374,148

	Total Information Technology	112,533,113

Materials (1.6%)
20,400	Cliffs Natural Resources, Inc.	1,303,968
48,308	Freeport-McMoRan Copper & Gold, Inc.	4,125,020

	Total Materials	5,428,988

	Total Common Stock (cost $307,653,771)	330,747,368

Principal Amount	Short-Term Investments (2.9%)[b]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.145%, 10/15/2010	4,999,718
	Federal National Mortgage Association Discount Notes
5,000,000	0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	9,999,197

	Total Investments (cost $317,652,968) 98.3%	$340,746,565

	Other Assets and Liabilities, Net 1.7%	5,754,428

	Total Net Assets 100.0%	$346,500,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Large Cap Growth Portfolio II

Schedule of Investments as of September 30, 2010

(unaudited)

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$29,967,362
Gross unrealized depreciation	(6,873,765)

Net unrealized appreciation (depreciation)	$23,093,597

Cost for federal income tax purposes	$317,652,968

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Large Cap Growth Portfolio II’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,632,522	47,632,522	–	–
Consumer Staples	21,707,295	21,707,295	–	–
Energy	26,972,375	26,972,375	–	–
Financials	25,561,177	25,561,177	–	–
Health Care	53,051,928	53,051,928	–	–
Industrials	37,859,970	37,859,970	–	–
Information Technology	112,533,113	112,533,113	–	–
Materials	5,428,988	5,428,988	–	–
Short-Term Investments	9,999,197	–	9,999,197	–

Total	$340,746,565	$330,747,368	$9,999,197	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$6,796,273	$36,877,800	$43,674,073	–	$–	$14,955
Total Value and Income Earned	6,796,273				–	14,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (96.4%)	Value
Consumer Discretionary (15.7%)
96,200	Abercrombie & Fitch Company	$3,782,584
49,050	Amazon.com, Inc.[a]	7,703,793
200,700	Carnival Corporation	7,668,747
87,550	Comcast Corporation	1,582,904
209,000	Expedia, Inc.	5,895,890
733,100	Ford Motor Company[a]	8,973,144
322,700	Kohl’s Corporation[a]	16,999,836
88,300	Las Vegas Sands Corporation[a,b]	3,077,255
122,400	Lennar Corporation	1,882,512
643,350	Lowe’s Companies, Inc.	14,340,272
167,150	Marriott International, Inc.	5,988,985
141,750	McDonald’s Corporation	10,561,793
284,600	MGM Resorts International[a,b]	3,210,288
111,750	NIKE, Inc.	8,955,645
190,250	OfficeMax, Inc.[a]	2,490,372
286,000	Starbucks Corporation	7,315,880
137,050	Time Warner, Inc.	4,200,582
181,300	TJX Companies, Inc.	8,091,419
171,800	Urban Outfitters, Inc.[a]	5,401,392
465,450	Walt Disney Company	15,411,049

	Total Consumer Discretionary	143,534,342

Consumer Staples (5.0%)
290,900	Avon Products, Inc.	9,340,799
128,650	Kraft Foods, Inc.	3,970,139
300,850	PepsiCo, Inc.	19,988,474
227,450	Wal-Mart Stores, Inc.	12,173,124

	Total Consumer Staples	45,472,536

Energy (7.4%)
37,500	Baker Hughes, Inc.	1,597,500
69,000	Chevron Corporation	5,592,450
42,950	EOG Resources, Inc.	3,993,061
79,200	Forest Oil Corporation[a]	2,352,240
200,800	Halliburton Company	6,640,456
40,000	Newfield Exploration Company[a]	2,297,600
240,900	Occidental Petroleum Corporation	18,862,470
238,850	Schlumberger, Ltd.	14,715,549
207,500	Ultra Petroleum Corporation[a]	8,710,850
145,200	Weatherford International, Ltd.[a]	2,482,920

	Total Energy	67,245,096

Financials (7.5%)
341,100	American Express Company	14,336,433
75,850	Franklin Resources, Inc.	8,108,365
34,049	Goldman Sachs Group, Inc.	4,922,804
113,550	IntercontinentalExchange, Inc.[a]	11,890,956
400,900	Itau Unibanco Holding SA ADR	9,693,762
151,600	MetLife, Inc.	5,829,020
79,500	Northern Trust Corporation	3,835,080
55,800	Prudential Financial, Inc.	3,023,244
470,400	Regions Financial Corporation	3,419,808
131,300	SunTrust Banks, Inc.	3,391,479

	Total Financials	68,450,951

Health Care (13.3%)
305,750	Abbott Laboratories	15,972,380
98,700	Allergan, Inc.	6,566,511
48,600	Amgen, Inc.[a]	2,678,346
65,050	Biogen Idec, Inc.[a]	3,650,606
28,650	C.R. Bard, Inc.	2,332,970

Shares	Common Stock (96.4%)	Value
Health Care (13.3%) - continued
287,200	Celgene Corporation[a]	$16,545,592
28,150	Genzyme Corporation[a]	1,992,739
113,650	Gilead Sciences, Inc.[a]	4,047,076
147,500	Hospira, Inc.[a]	8,408,975
237,041	Medco Health Solutions, Inc.[a]	12,340,354
108,600	St. Jude Medical, Inc.[a]	4,272,324
219,450	Teva Pharmaceutical Industries, Ltd. ADR	11,575,988
307,408	Thermo Fisher Scientific, Inc.[a]	14,718,695
135,500	UnitedHealth Group, Inc.	4,757,405
120,950	Vertex Pharmaceuticals, Inc.[a]	4,181,242
137,850	Zimmer Holdings, Inc.[a]	7,213,690

	Total Health Care	121,254,893

Industrials (12.4%)
122,850	Caterpillar, Inc.	9,665,838
107,000	Cummins, Inc.	9,692,060
212,900	Danaher Corporation	8,645,869
456,600	Delta Air Lines, Inc.[a]	5,314,824
239,050	Dover Corporation	12,480,800
61,400	Fastenal Company[b]	3,265,866
127,600	FedEx Corporation	10,909,800
142,050	Fluor Corporation	7,035,737
62,300	Goodrich Corporation	4,593,379
87,650	JB Hunt Transport Services, Inc.	3,041,455
131,400	Norfolk Southern Corporation	7,819,614
78,800	Siemens AG ADR[b]	8,305,520
111,150	Union Pacific Corporation	9,092,070
59,900	United Parcel Service, Inc.	3,994,731
136,200	United Technologies Corporation	9,701,526

	Total Industrials	113,559,089

Information Technology (31.9%)
58,250	Accenture plc	2,475,042
257,450	Adobe Systems, Inc.[a,c]	6,732,318
230,800	Apple, Inc.[a]	65,489,500
17,900	Baidu.com, Inc. ADR[a]	1,836,898
122,850	Broadcom Corporation	4,347,661
1,199,900	Cisco Systems, Inc.[a]	26,277,810
120,777	Cognizant Technology Solutions Corporation[a]	7,786,493
799,050	EMC Corporation[a]	16,228,706
2,600	Equinix, Inc.[a]	266,110
60,702	Google, Inc.[a]	31,916,505
219,200	Hewlett-Packard Company	9,221,744
335,550	Intel Corporation	6,452,626
372,100	Juniper Networks, Inc.[a]	11,293,235
314,500	Marvell Technology Group, Ltd.[a]	5,506,895
52,800	MasterCard, Inc.	11,827,200
1,236,150	Microsoft Corporation	30,273,314
556,000	Oracle Corporation	14,928,600
283,650	QUALCOMM, Inc.	12,798,288
180,000	Visa, Inc.	13,366,800
296,200	Western Union Company	5,233,854
213,300	Xilinx, Inc.	5,675,913
97,050	Yahoo!, Inc.[a]	1,375,198

	Total Information Technology	291,310,710

Materials (1.6%)
52,300	Cliffs Natural Resources, Inc.	3,343,016
127,550	Freeport-McMoRan Copper & Gold, Inc.	10,891,495

	Total Materials	14,234,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (96.4%)	Value
Telecommunications Services (1.6%)
73,700	Crown Castle International Corporation[a]	$3,253,855
87,300	NII Holdings, Inc.[a]	3,588,030
192,500	SBA Communications Corporation[a]	7,757,750

	Total Telecommunications Services	14,599,635

	Total Common Stock (cost $806,154,909)	879,661,763

Shares	Collateral Held for Securities Loaned (1.8%)	Value
16,126,131	Thrivent Financial Securities Lending Trust	16,126,131

	Total Collateral Held for Securities Loaned (cost $16,126,131)	16,126,131

Principal Amount	Short-Term Investments (3.3%)[d]	Value
	Barclays Bank plc Repurchase Agreement
10,160,000	0.180%, 10/1/2010[e]	10,160,000
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.145%, 10/15/2010	4,999,718
5,000,000	0.130%, 10/26/2010	4,999,549
5,000,000	0.150%, 10/28/2010	4,999,437
	Federal National Mortgage Association Discount Notes
5,000,000	0.150%, 10/25/2010	4,999,500

	Total Short-Term Investments (at amortized cost)	30,158,204

	Total Investments (cost $852,439,244) 101.5%	$925,946,098

	Other Assets and Liabilities, Net (1.5%)	(13,537,893)

	Total Net Assets 100.0%	$912,408,205

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover written options.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Repurchase agreement dated September 30, 2010, $10,160,051 maturing October 1, 2010, collateralized by $10,363,237 U.S. Treasury Notes, 3.500% due February 15, 2018.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$111,787,017
Gross unrealized depreciation	(38,280,163)

Net unrealized appreciation (depreciation)	$73,506,854

Cost for federal income tax purposes	$852,439,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Large Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	143,534,342	143,534,342	–	–
Consumer Staples	45,472,536	45,472,536	–	–
Energy	67,245,096	67,245,096	–	–
Financials	68,450,951	68,450,951	–	–
Health Care	121,254,893	121,254,893	–	–
Industrials	113,559,089	113,559,089	–	–
Information Technology	291,310,710	291,310,710	–	–
Materials	14,234,511	14,234,511	–	–
Telecommunications Services	14,599,635	14,599,635	–	–
Collateral Held for Securities Loaned	16,126,131	16,126,131	–	–
Short-Term Investments	30,158,204	–	30,158,204	–

Total	$925,946,098	$895,787,894	$30,158,204	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Call Options Written	29,240	29,240	–	–

Total Asset Derivatives	$29,240	$29,240	$–	$–

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Adobe Systems, Inc.	529	$35.00	October 2010	($1,587)	$29,240
Total Call Options Written				($1,587)	$29,240

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$30,719,415	$192,685,108	$207,278,392	16,126,131	$16,126,131	$36,950
Total Value and Income Earned	30,719,415				16,126,131	36,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (99.6%)	Value
Consumer Discretionary (16.9%)
14,800	Amazon.com, Inc.[a]	$2,324,488
1,400	AutoZone, Inc.[a]	320,474
12,800	CarMax, Inc.[a]	356,608
8,400	Carnival plc	331,264
14,700	Coach, Inc.	631,512
6,200	Ctrip.com International, Ltd. ADR[a]	296,050
5,100	Discovery Communications, Inc.[a,b]	222,105
6,300	Las Vegas Sands Corporation[a,b]	219,555
28,000	Liberty Media Corporation - Interactive[a]	383,880
23,800	Lowe’s Companies, Inc.	530,502
17,233	Marriott International, Inc.	617,459
18,900	MGM Resorts International[a,b]	213,192
6,900	NIKE, Inc.	552,966
7,200	O’Reilly Automotive, Inc.[a]	383,040
1,200	Priceline.com, Inc.[a]	418,008
29,500	Starbucks Corporation	754,610
8,600	Starwood Hotels & Resorts Worldwide, Inc.	451,930
18,000	Walt Disney Company	595,980

	Total Consumer Discretionary	9,603,623

Consumer Staples (2.4%)
7,100	Costco Wholesale Corporation	457,879
6,900	PepsiCo, Inc.	458,436
7,337	Procter & Gamble Company	440,000

	Total Consumer Staples	1,356,315

Energy (7.6%)
10,100	Cameron International Corporation[a]	433,896
9,300	EOG Resources, Inc.	864,621
5,400	FMC Technologies, Inc.[a]	368,766
4,900	Murphy Oil Corporation	303,408
7,000	Peabody Energy Corporation	343,070
17,200	Petroleo Brasileiro SA ADR[b]	564,504
13,900	Schlumberger, Ltd.	856,379
17,700	Suncor Energy, Inc.	576,135

	Total Energy	4,310,779

Financials (8.7%)
25,400	American Express Company	1,067,562
4,400	Discover Financial Services	73,392
7,500	Franklin Resources, Inc.	801,750
4,600	IntercontinentalExchange, Inc.[a]	481,712
25,000	Invesco, Ltd.	530,750
20,300	J.P. Morgan Chase & Company	772,821
7,700	Northern Trust Corporation	371,448
9,200	NYSE Euronext	262,844
4,100	Sun Life Financial, Inc.	107,272
14,700	U.S. Bancorp	317,814
6,300	Wells Fargo & Company	158,319

	Total Financials	4,945,684

Health Care (7.0%)
7,200	Allergan, Inc.	479,016
5,500	Celgene Corporation[a]	316,855
21,000	Express Scripts, Inc.[a]	1,022,700
5,800	Human Genome Sciences, Inc.[a]	172,782
5,200	Illumina, Inc.[a]	255,840
1,000	Intuitive Surgical, Inc.[a]	283,740

Shares	Common Stock (99.6%)	Value
Health Care (7.0%) - continued
9,200	McKesson Corporation	$568,376
5,600	Medco Health Solutions, Inc.[a]	291,536
7,700	Stryker Corporation	385,385
3,900	Zimmer Holdings, Inc.[a]	204,087

	Total Health Care	3,980,317

Industrials (15.0%)
8,000	3M Company	693,680
5,300	Babcock & Wilcox Company[a]	112,784
3,000	Bucyrus International, Inc.	208,050
1,600	Caterpillar, Inc.	125,888
1,500	Cummins, Inc.	135,870
40,200	Danaher Corporation	1,632,522
3,900	Deere & Company	272,142
10,200	Emerson Electric Company	537,132
10,200	Expeditors International of Washington, Inc.	471,546
10,000	Fastenal Company[b]	531,900
11,500	FedEx Corporation	983,250
10,600	McDermott International, Inc.[a]	156,668
7,700	PACCAR, Inc.	370,755
5,400	Precision Castparts Corporation	687,690
6,800	Republic Services, Inc.	207,332
4,200	Rockwell Automation, Inc.	259,266
3,800	Union Pacific Corporation	310,840
8,000	United Parcel Service, Inc.	533,520
2,300	W.W. Grainger, Inc.	273,953

	Total Industrials	8,504,788

Information Technology (32.6%)
13,100	Accenture plc	556,619
9,300	Akamai Technologies, Inc.[a]	466,674
14,500	Apple, Inc.[a]	4,114,375
7,600	ASML Holding NV	225,948
3,900	Autodesk, Inc.[a]	124,683
2,700	Automatic Data Processing, Inc.	113,481
3,000	Autonomy Corporation plc[a]	85,486
12,600	Baidu.com, Inc. ADR[a]	1,293,012
14,900	Broadcom Corporation	527,311
28,000	Cisco Systems, Inc.[a]	613,200
43,000	Corning, Inc.	786,040
8,300	Dolby Laboratories, Inc.[a]	471,523
18,200	eBay, Inc.[a]	444,080
4,900	EMC Corporation[a]	99,519
5,550	Google, Inc.[a]	2,918,134
18,500	Juniper Networks, Inc.[a]	561,475
9,000	Marvell Technology Group, Ltd.[a]	157,590
3,250	MasterCard, Inc.	728,000
3,800	NETAPP, Inc.[a]	189,202
24,200	QUALCOMM, Inc.	1,091,904
3,600	Rovi Corporation[a]	181,476
800	Salesforce.com, Inc.[a]	89,440
307	Samsung Electronics Company, Ltd.	209,070
7,000	SanDisk Corporation[a]	256,550
24,400	Tencent Holdings, Ltd.	531,447
18,900	Visa, Inc.	1,403,514
16,300	Western Union Company	288,021

	Total Information Technology	18,527,774

Materials (5.2%)
2,800	Agnico-Eagle Mines, Ltd.	198,884
3,000	Air Products and Chemicals, Inc.	248,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (99.6%)	Value
Materials (5.2%) - continued
14,384	BHP Billiton, Ltd.	$548,285
4,000	Freeport-McMoRan Copper & Gold, Inc.	341,560
4,100	Mosaic Company	240,916
300	Potash Corporation of Saskatchewan, Inc.	43,212
14,700	Praxair, Inc.	1,326,822

	Total Materials	2,948,139

Telecommunications Services (4.2%)
19,600	American Tower Corporation[a]	1,004,696
31,300	Crown Castle International Corporation[a]	1,381,895

	Total Telecommunications Services	2,386,591

	Total Common Stock (cost $39,723,489)	56,564,010

Shares	Collateral Held for Securities Loaned (3.1%)	Value
1,732,149	Thrivent Financial Securities Lending Trust	1,732,149

	Total Collateral Held for Securities Loaned (cost $1,732,149)	1,732,149

	Total Investments (cost $41,455,638) 102.7%	$58,296,159

	Other Assets and Liabilities, Net (2.7%)	(1,508,123)

	Total Net Assets 100.0%	$56,788,036

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$17,231,668
Gross unrealized depreciation	(391,147)

Net unrealized appreciation (depreciation)	$16,840,521

Cost for federal income tax purposes	$41,455,638

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Growth Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	9,603,623	9,272,359	331,264	–
Consumer Staples	1,356,315	1,356,315	–	–
Energy	4,310,779	4,310,779	–	–
Financials	4,945,684	4,838,412	107,272	–
Health Care	3,980,317	3,980,317	–	–
Industrials	8,504,788	8,504,788	–	–
Information Technology	18,527,774	17,701,771	826,003	–
Materials	2,948,139	2,399,854	548,285	–
Telecommunications Services	2,386,591	2,386,591	–	–
Collateral Held for Securities Loaned	1,732,149	1,732,149	–	–

Total	$58,296,159	$56,483,335	$1,812,824	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$196,140	$8,077,219	$6,541,210	1,732,149	$1,732,149	$784
Total Value and Income Earned	196,140				1,732,149	784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (9.1%)
107,987	Carnival Corporation	$4,126,183
808,530	Dana Holding Corporation[a]	9,961,090
366,634	Macy’s, Inc.	8,465,579
95,490	Omnicom Group, Inc.	3,769,945
269,030	Target Corporation	14,376,963
201,850	Time Warner Cable, Inc.	10,897,882
469,125	Walt Disney Company	15,532,729

	Total Consumer Discretionary	67,130,371

Consumer Staples (8.0%)
255,380	Avon Products, Inc.	8,200,252
803,610	Kraft Foods, Inc.	24,799,405
393,369	Philip Morris International, Inc.	22,036,531
113,980	Unilever NV ADR	3,405,722

	Total Consumer Staples	58,441,910

Energy (12.5%)
189,038	Apache Corporation	18,480,355
350,320	Baker Hughes, Inc.	14,923,632
292,055	Chevron Corporation	23,671,058
130,152	ConocoPhillips	7,474,629
370,960	ENSCO International plc ADR	16,593,041
135,710	Occidental Petroleum Corporation	10,626,093

	Total Energy	91,768,808

Financials (21.1%)
126,670	ACE, Ltd.	7,378,527
112,142	Allstate Corporation	3,538,080
246,740	American Express Company	10,370,482
279,235	Ameriprise Financial, Inc.	13,216,193
515,087	Bank of America Corporation	6,752,791
132,250	Chubb Corporation	7,536,927
3,677,470	Citigroup, Inc.[a]	14,342,133
287,300	Comerica, Inc.	10,673,195
27,527	Everest Re Group, Ltd.	2,380,260
400,201	Fifth Third Bancorp	4,814,418
34,400	Franklin Resources, Inc.	3,677,360
71,790	Goldman Sachs Group, Inc.	10,379,398
464,376	J.P. Morgan Chase & Company	17,678,794
294,341	Morgan Stanley	7,264,336
106,670	Northern Trust Corporation	5,145,761
256,630	Principal Financial Group, Inc.	6,651,850
78,399	SVB Financial Group[a]	3,317,846
108,313	Travelers Companies, Inc.	5,643,107
101,290	Vanguard REIT ETF[b]	5,275,183
342,060	Wells Fargo & Company	8,595,968

	Total Financials	154,632,609

Health Care (11.1%)
137,120	Abbott Laboratories	7,163,149
127,310	C.R. Bard, Inc.	10,366,853
272,590	Covidien, Ltd.	10,955,392
123,845	Johnson & Johnson	7,673,436
273,820	Novartis AG ADR[b]	15,791,200
620,657	UnitedHealth Group, Inc.	21,791,267
142,220	Zimmer Holdings, Inc.[a]	7,442,373

	Total Health Care	81,183,670

Shares	Common Stock (97.9%)	Value
Industrials (15.4%)
105,235	3M Company	$9,124,927
57,260	Avery Dennison Corporation	2,125,491
105,740	Boeing Company	7,035,940
121,750	Caterpillar, Inc.	9,579,290
108,657	Eaton Corporation	8,963,116
231,000	Emerson Electric Company	12,164,460
152,040	Fluor Corporation	7,530,541
102,860	General Dynamics Corporation	6,460,637
595,770	General Electric Company	9,681,263
175,510	Honeywell International, Inc.	7,711,909
137,618	Ingersoll-Rand plc	4,914,339
197,950	Norfolk Southern Corporation	11,780,004
205,070	Spirit Aerosystems Holdings, Inc.[a]	4,087,045
182,960	Textron, Inc.[b]	3,761,658
112,784	United Technologies Corporation	8,033,604

	Total Industrials	112,954,224

Information Technology (8.4%)
150,417	Avnet, Inc.[a]	4,062,763
267,630	EMC Corporation[a]	5,435,565
106,269	International Business Machines Corporation	14,254,924
386,265	Oracle Corporation	10,371,215
159,751	Tyco Electronics, Ltd.	4,667,924
1,520,840	Xerox Corporation	15,740,694
273,690	Xilinx, Inc.	7,282,891

	Total Information Technology	61,815,976

Materials (4.6%)
142,700	Allegheny Technologies, Inc.	6,628,415
600,231	E.I. du Pont de Nemours and Company	26,782,307

	Total Materials	33,410,722

Telecommunications Services (4.0%)
386,861	AT&T, Inc.	11,064,225
568,570	Verizon Communications, Inc.	18,529,696

	Total Telecommunications Services	29,593,921

Utilities (3.7%)
360,400	American Electric Power Company, Inc.	13,057,292
295,080	Duke Energy Corporation	5,225,866
46,977	Entergy Corporation	3,595,150
228,904	Xcel Energy, Inc.	5,257,925

	Total Utilities	27,136,233

	Total Common Stock (cost $656,128,572)	718,068,444

Shares	Collateral Held for Securities Loaned (2.6%)	Value
19,185,025	Thrivent Financial Securities Lending Trust	19,185,025

	Total Collateral Held for Securities Loaned (cost $19,185,025)	19,185,025

Principal Amount	Short-Term Investments (3.5%)[c]	Value
	Barclays Bank plc Repurchase Agreement
10,620,000	0.180%, 10/1/2010[d]	10,620,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (3.5%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.120%, 10/25/2010	$4,999,600
5,000,000	0.150%, 10/28/2010	4,999,437
5,000,000	Federal National Mortgage Association Discount Notes 0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	25,618,516

	Total Investments (cost $700,932,113) 104.0%	$762,871,985

	Other Assets and Liabilities, Net (4.0%)	(29,684,083)

	Total Net Assets 100.0%	$733,187,902

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Repurchase agreement dated September 30, 2010, $10,620,053 maturing October 1, 2010, collateralized by $10,832,412 U.S. Treasury Notes, 3.500% due February 15, 2018.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$78,643,032
Gross unrealized depreciation	(16,703,160)

Net unrealized appreciation (depreciation)	$61,939,872
Cost for federal income tax purposes	$700,932,113

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Large Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	67,130,371	67,130,371	–	–
Consumer Staples	58,441,910	58,441,910	–	–
Energy	91,768,808	91,768,808	–	–
Financials	154,632,609	154,632,609	–	–
Health Care	81,183,670	81,183,670	–	–
Industrials	112,954,224	112,954,224	–	–
Information Technology	61,815,976	61,815,976	–	–
Materials	33,410,722	33,410,722	–	–
Telecommunications Services	29,593,921	29,593,921	–	–
Utilities	27,136,233	27,136,233	–	–
Collateral Held for Securities Loaned	19,185,025	19,185,025	–	–
Short-Term Investments	25,618,516	–	25,618,516	–

Total	$762,871,985	$737,253,469	$25,618,516	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$2,450,287	$164,970,137	$148,235,399	19,185,025	$19,185,025	$6,395
Total Value and Income Earned	2,450,287				19,185,025	6,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (90.0%)	Value
Consumer Discretionary (11.3%)
81,150	Carnival Corporation	$3,100,741
246,100	Comcast Corporation	4,449,488
286,470	Dana Holding Corporation[a]	3,529,310
85,100	Expedia, Inc.	2,400,671
257,300	Ford Motor Company[a]	3,149,352
120,300	Kohl’s Corporation[a]	6,337,404
226,850	Lowe’s Companies, Inc.	5,056,487
133,750	Macy’s, Inc.[b]	3,088,288
50,000	McDonald’s Corporation	3,725,500
33,790	Omnicom Group, Inc.	1,334,029
121,200	Starbucks Corporation	3,100,296
94,150	Target Corporation	5,031,376
70,630	Time Warner Cable, Inc.	3,813,314
76,700	TJX Companies, Inc.	3,423,121
91,400	Urban Outfitters, Inc.[a]	2,873,616
343,510	Walt Disney Company	11,373,616

	Total Consumer Discretionary	65,786,609

Consumer Staples (9.1%)
11,300	Altria Group, Inc.	271,426
200,320	Avon Products, Inc.	6,432,275
45,900	Coca-Cola Company	2,686,068
10,000	Colgate-Palmolive Company	768,600
44,800	Kellogg Company	2,262,848
66,700	Kimberly-Clark Corporation	4,338,835
283,970	Kraft Foods, Inc.	8,763,314
85,850	PepsiCo, Inc.	5,703,874
189,361	Philip Morris International, Inc.	10,608,004
120,600	Procter & Gamble Company	7,232,382
74,300	Wal-Mart Stores, Inc.	3,976,536

	Total Consumer Staples	53,044,162

Energy (9.2%)
65,840	Apache Corporation	6,436,518
139,930	Baker Hughes, Inc.	5,961,018
130,630	Chevron Corporation	10,587,562
15,400	ConocoPhillips	884,422
131,730	ENSCO International plc ADR	5,892,283
56,300	Halliburton Company	1,861,841
155,600	Occidental Petroleum Corporation[b]	12,183,480
6,000	Petroleo Brasileiro SA ADR[c]	217,620
78,500	Schlumberger, Ltd.	4,836,385
115,900	Ultra Petroleum Corporation[a]	4,865,482

	Total Energy	53,726,611

Financials (12.6%)
44,370	ACE, Ltd.	2,584,552
198,770	American Express Company	8,354,303
98,720	Ameriprise Financial, Inc.	4,672,418
179,180	Bank of America Corporation[b]	2,349,050
88,370	Chubb Corporation	5,036,206
1,303,670	Citigroup, Inc.[a]	5,084,313
100,600	Comerica, Inc.	3,737,290
237,820	Fifth Third Bancorp	2,860,975
41,130	Franklin Resources, Inc.	4,396,797
25,400	Goldman Sachs Group, Inc.	3,672,332
37,550	IntercontinentalExchange, Inc.[a]	3,932,236
148,500	Itau Unibanco Holding SA ADR	3,590,730
162,167	J.P. Morgan Chase & Company	6,173,698
104,250	Morgan Stanley	2,572,890
76,270	Northern Trust Corporation	3,679,265
91,034	Principal Financial Group, Inc.	2,359,601

Shares	Common Stock (90.0%)	Value
Financials (12.6%) - continued
165,700	U.S. Bancorp	$3,582,434
35,370	Vanguard REIT ETF[c]	1,842,070
119,780	Wells Fargo & Company	3,010,071

	Total Financials	73,491,231

Health Care (11.6%)
187,790	Abbott Laboratories[b]	9,810,150
15,000	Allergan, Inc.[b]	997,950
29,300	Biogen Idec, Inc.[a]	1,644,316
44,530	C.R. Bard, Inc.	3,626,078
100,750	Celgene Corporation[a]	5,804,207
95,190	Covidien, Ltd.	3,825,686
66,900	Hospira, Inc.[a]	3,813,969
42,790	Johnson & Johnson[b]	2,651,268
69,082	Medco Health Solutions, Inc.[a]	3,596,409
94,210	Novartis AG ADR[c]	5,433,091
92,300	Teva Pharmaceutical Industries, Ltd. ADR	4,868,825
157,900	Thermo Fisher Scientific, Inc.[a]	7,560,252
255,090	UnitedHealth Group, Inc.[b]	8,956,210
98,110	Zimmer Holdings, Inc.[a]	5,134,096

	Total Health Care	67,722,507

Industrials (11.8%)
38,350	3M Company	3,325,328
20,810	Avery Dennison Corporation	772,467
37,550	Boeing Company	2,498,577
43,160	Caterpillar, Inc.	3,395,829
49,450	CSX Corporation	2,735,574
171,300	Delta Air Lines, Inc.[a]	1,993,932
149,400	Dover Corporation	7,800,174
42,270	Eaton Corporation	3,486,852
82,030	Emerson Electric Company	4,319,700
49,700	FedEx Corporation	4,249,350
114,690	Fluor Corporation	5,680,596
210,980	General Electric Company	3,428,425
61,710	Honeywell International, Inc.	2,711,537
115,390	Ingersoll-Rand plc	4,120,577
120,270	Norfolk Southern Corporation	7,157,268
48,950	Siemens AG ADR	5,159,330
72,470	Spirit Aerosystems Holdings, Inc.[a]	1,444,327
64,660	Textron, Inc.[c]	1,329,410
39,840	United Technologies Corporation	2,837,803

	Total Industrials	68,447,056

Information Technology (18.2%)
71,950	Adobe Systems, Inc.[a]	1,881,492
66,524	Apple, Inc.[a]	18,876,185
344,030	Cisco Systems, Inc.[a]	7,534,257
41,200	Cognizant Technology Solutions Corporation[a]	2,656,164
342,970	EMC Corporation[a]	6,965,721
900	Equinix, Inc.[a]	92,115
17,771	Google, Inc.[a]	9,343,814
61,050	Hewlett-Packard Company	2,568,373
98,450	Intel Corporation	1,893,194
37,468	International Business Machines Corporation	5,025,958
151,500	Juniper Networks, Inc.[a]	4,598,025
135,200	Marvell Technology Group, Ltd.[a]	2,367,352
14,900	MasterCard, Inc.	3,337,600
400,050	Microsoft Corporation	9,797,224
284,148	Oracle Corporation	7,629,374
58,100	QUALCOMM, Inc.	2,621,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (90.0%)	Value
Information Technology (18.2%) - continued
120,330	Tyco Electronics, Ltd.	$3,516,043
59,200	Visa, Inc.	4,396,192
539,200	Xerox Corporation	5,580,720
189,900	Xilinx, Inc.	5,053,239

	Total Information Technology	105,734,514

Materials (2.7%)
49,610	Allegheny Technologies, Inc.	2,304,385
15,100	Cliffs Natural Resources, Inc.	965,192
213,147	E.I. du Pont de Nemours and Company	9,510,619
35,900	Freeport-McMoRan Copper & Gold, Inc.	3,065,501

	Total Materials	15,845,697

Telecommunications Services (1.8%)
135,390	AT&T, Inc.	3,872,154
203,460	Verizon Communications, Inc.	6,630,761

	Total Telecommunications Services	10,502,915

Utilities (1.7%)
211,590	American Electric Power Company, Inc.	7,665,905
70,180	Duke Energy Corporation	1,242,888
53,730	Xcel Energy, Inc.	1,234,178

	Total Utilities	10,142,971

	Total Common Stock (cost $480,868,355)	524,444,273

Shares	Collateral Held for Securities Loaned (1.5%)	Value
9,013,925	Thrivent Financial Securities Lending Trust	9,013,925

	Total Collateral Held for Securities Loaned (cost $9,013,925)	9,013,925

Principal Amount	Short-Term Investments (10.0%)[d]	Value
	Barclays Bank plc Repurchase Agreement
10,330,000	0.180%, 10/1/2010[e]	10,330,000
	Ciesco, LP
8,315,000	0.190%, 10/1/2010	8,315,000
	ENI Finance USA, Inc.
7,635,000	0.200%, 10/1/2010	7,635,000
	Federal Home Loan Bank Discount Notes
2,000,000	0.185%, 10/1/2010	2,000,000
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.150%, 10/13/2010	9,999,518
5,000,000	0.120%, 10/25/2010	4,999,600

Principal Amount	Short-Term Investments (10.0%)[d]	Value
	Federal National Mortgage Association Discount Notes
4,800,000	0.200%, 10/18/2010[f]	$4,799,551
5,000,000	0.150%, 10/25/2010	4,999,500
5,000,000	0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	58,077,648

	Total Investments (cost $547,959,928) 101.5%	$591,535,846

	Other Assets and Liabilities, Net (1.5%)	(8,930,014)

	Total Net Assets 100.0%	$582,605,832

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover written options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Repurchase agreement dated September 30, 2010, $10,330,052 maturing October 1, 2010, collateralized by $10,536,681 U.S. Treasury Notes, 3.500% due February 15, 2018.
f	At September 30, 2010, $4,799,551 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$54,150,136
Gross unrealized depreciation	(10,574,218)

Net unrealized appreciation (depreciation)	$43,575,918

Cost for federal income tax purposes	$547,959,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Large Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	65,786,609	65,786,609	–	–
Consumer Staples	53,044,162	53,044,162	–	–
Energy	53,726,611	53,726,611	–	–
Financials	73,491,231	73,491,231	–	–
Health Care	67,722,507	67,722,507	–	–
Industrials	68,447,056	68,447,056	–	–
Information Technology	105,734,514	105,734,514	–	–
Materials	15,845,697	15,845,697	–	–
Telecommunications Services	10,502,915	10,502,915	–	–
Utilities	10,142,971	10,142,971	–	–
Collateral Held for Securities Loaned	9,013,925	9,013,925	–	–
Short-Term Investments	58,077,648	–	58,077,648	–

Total	$591,535,846	$533,458,198	$58,077,648	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,548,985	1,548,985	–	–
Call Options Written	37,941	37,941	–	–

Total Asset Derivatives	$1,586,926	$1,586,926	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	153	December 2010	$41,929,790	$43,478,775	$1,548,985
Total Futures Contracts					$1,548,985

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	200	$1,160.00	October 2010	($72,500)	$4,450
S&P 500 Mini-Futures Call Option	200	1,170.00	October 2010	(44,500)	21,541
S&P 500 Mini-Futures Call Option	200	1,165.00	October 2010	(57,500)	11,950
Total Call Options Written				($174,500)	$37,941

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$5,875,573	$108,784,527	$105,646,175	9,013,925	$9,013,925	$13,466
Total Value and Income Earned	5,875,573				9,013,925	13,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (10.3%)
2,600	Abercrombie & Fitch Company	$102,232
10,500	Amazon.com, Inc.[a]	1,649,130
3,700	Apollo Group, Inc.[a]	189,995
1,900	AutoNation, Inc.[a,b]	44,175
800	AutoZone, Inc.[a]	183,128
7,800	Bed Bath & Beyond, Inc.[a]	338,598
10,225	Best Buy Company, Inc.	417,487
2,200	Big Lots, Inc.[a]	73,150
6,700	CarMax, Inc.[a]	186,662
12,900	Carnival Corporation	492,909
20,272	CBS Corporation	321,514
8,800	Coach, Inc.	378,048
83,015	Comcast Corporation	1,500,911
8,400	D.R. Horton, Inc.	93,408
4,150	Darden Restaurants, Inc.	177,537
1,800	DeVry, Inc.	88,578
25,500	DIRECTV[a]	1,061,565
8,300	Discovery Communications, Inc.[a]	361,465
7,900	Eastman Kodak Company[a,b]	33,180
6,100	Expedia, Inc.	172,081
3,900	Family Dollar Stores, Inc.	172,224
102,111	Ford Motor Company[a]	1,249,839
4,500	Fortune Brands, Inc.	221,535
7,100	Gannett Company, Inc.	86,833
13,062	Gap, Inc.	243,476
4,800	Genuine Parts Company	214,032
7,000	Goodyear Tire & Rubber Company[a]	75,250
9,200	H&R Block, Inc.	119,140
7,000	Harley-Davidson, Inc.[b]	199,080
2,100	Harman International Industries, Inc.[a]	70,161
4,150	Hasbro, Inc.	184,716
49,400	Home Depot, Inc.	1,564,992
8,800	International Game Technology	127,160
14,467	Interpublic Group of Companies, Inc.[a]	145,104
7,000	J.C. Penney Company, Inc.	190,260
20,000	Johnson Controls, Inc.	610,000
9,100	Kohl’s Corporation[a]	479,388
4,400	Leggett & Platt, Inc.	100,144
4,800	Lennar Corporation	73,824
7,904	Limited Brands, Inc.	211,669
41,700	Lowe’s Companies, Inc.	929,493
12,568	Macy’s, Inc.	290,195
8,506	Marriott International, Inc.	304,770
10,650	Mattel, Inc.	249,849
31,600	McDonald’s Corporation	2,354,516
9,200	McGraw-Hill Companies, Inc.	304,152
1,100	Meredith Corporation	36,641
3,500	New York Times Company[a]	27,090
8,373	Newell Rubbermaid, Inc.	149,123
67,600	News Corporation	882,856
11,400	NIKE, Inc.	913,596
5,000	Nordstrom, Inc.	186,000
8,300	Office Depot, Inc.[a]	38,180
9,000	Omnicom Group, Inc.	355,320
4,100	O’Reilly Automotive, Inc.[a]	218,120
1,900	Polo Ralph Lauren Corporation	170,734
1,400	Priceline.com, Inc.[a]	487,676
10,092	Pulte Group, Inc.[a]	88,406
3,700	RadioShack Corporation	78,921
3,500	Ross Stores, Inc.	191,170

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (10.3%) - continued
2,700	Scripps Networks Interactive	$128,466
1,332	Sears Holdings Corporation[a,b]	96,090
2,700	Sherwin-Williams Company	202,878
1,800	Snap-On, Inc.	83,718
4,900	Stanley Black & Decker, Inc.	300,272
21,575	Staples, Inc.	451,349
21,900	Starbucks Corporation	560,202
5,600	Starwood Hotels & Resorts Worldwide, Inc.	294,280
21,400	Target Corporation	1,143,616
3,700	Tiffany & Company	173,863
10,558	Time Warner Cable, Inc.	570,026
33,550	Time Warner, Inc.	1,028,307
11,900	TJX Companies, Inc.	531,097
3,700	Urban Outfitters, Inc.[a]	116,328
2,600	VF Corporation	210,652
18,072	Viacom, Inc.	654,026
56,847	Walt Disney Company	1,882,204
170	Washington Post Company	67,900
2,257	Whirlpool Corporation	182,727
5,372	Wyndham Worldwide Corporation[b]	147,569
2,200	Wynn Resorts, Ltd.	190,894
13,880	Yum! Brands, Inc.	639,313

	Total Consumer Discretionary	32,117,165

Consumer Staples (11.1%)
61,900	Altria Group, Inc.	1,486,838
18,968	Archer-Daniels-Midland Company	605,458
12,700	Avon Products, Inc.	407,797
3,125	Brown-Forman Corporation	192,625
5,800	Campbell Soup Company	207,350
4,100	Clorox Company	273,716
68,600	Coca-Cola Company	4,014,472
9,900	Coca-Cola Enterprises, Inc.	306,900
14,400	Colgate-Palmolive Company	1,106,784
13,100	ConAgra Foods, Inc.	287,414
5,300	Constellation Brands, Inc.[a]	93,757
12,900	Costco Wholesale Corporation	831,921
40,244	CVS Caremark Corporation	1,266,479
5,300	Dean Foods Company[a]	54,113
7,000	Dr. Pepper Snapple Group, Inc.	248,640
3,300	Estee Lauder Companies, Inc.	208,659
19,000	General Mills, Inc.	694,260
9,400	H.J. Heinz Company	445,278
4,600	Hershey Company	218,914
2,200	Hormel Foods Corporation	98,120
3,651	J.M. Smucker Company	220,995
7,700	Kellogg Company	388,927
12,092	Kimberly-Clark Corporation	786,585
51,752	Kraft Foods, Inc.	1,597,067
18,900	Kroger Company	409,374
4,500	Lorillard, Inc.	361,395
4,100	McCormick & Company, Inc.	172,364
6,028	Mead Johnson Nutrition Company	343,053
4,700	Molson Coors Brewing Company	221,934
47,230	PepsiCo, Inc.	3,137,961
54,400	Philip Morris International, Inc.	3,047,488
84,238	Procter & Gamble Company	5,051,753
5,100	Reynolds American, Inc.	302,889
11,200	Safeway, Inc.	236,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Staples (11.1%) - continued
19,800	Sara Lee Corporation	$265,914
6,281	SUPERVALU, Inc.	72,420
17,500	SYSCO Corporation	499,100
8,900	Tyson Foods, Inc.	142,578
28,800	Walgreen Company	964,800
59,400	Wal-Mart Stores, Inc.	3,179,088
4,300	Whole Foods Market, Inc.[a]	159,573

	Total Consumer Staples	34,611,745

Energy (10.7%)
14,672	Anadarko Petroleum Corporation	837,038
10,820	Apache Corporation	1,057,763
12,783	Baker Hughes, Inc.	544,556
3,100	Cabot Oil & Gas Corporation	93,341
7,200	Cameron International Corporation[a]	309,312
19,400	Chesapeake Energy Corporation	439,410
59,596	Chevron Corporation	4,830,256
44,149	ConocoPhillips	2,535,477
6,700	CONSOL Energy, Inc.	247,632
12,000	Denbury Resources, Inc.[a]	190,680
12,900	Devon Energy Corporation	835,146
2,100	Diamond Offshore Drilling, Inc.[b]	142,317
21,218	El Paso Corporation	262,679
7,500	EOG Resources, Inc.	697,275
151,190	Exxon Mobil Corporation	9,342,030
3,600	FMC Technologies, Inc.[a]	245,844
27,000	Halliburton Company	892,890
3,200	Helmerich & Payne, Inc.	129,472
8,700	Hess Corporation	514,344
21,068	Marathon Oil Corporation	697,351
3,000	Massey Energy Company	93,060
5,700	Murphy Oil Corporation	352,944
8,300	Nabors Industries, Ltd.[a]	149,898
12,400	National Oilwell Varco, Inc.	551,428
5,200	Noble Energy, Inc.	390,468
24,200	Occidental Petroleum Corporation	1,894,860
8,000	Peabody Energy Corporation	392,080
3,400	Pioneer Natural Resources Company	221,102
5,300	QEP Resources, Inc.	159,742
4,700	Range Resources Corporation	179,211
3,500	Rowan Companies, Inc.[a]	106,260
40,494	Schlumberger, Ltd.	2,494,835
10,100	Southwestern Energy Company[a]	337,744
19,604	Spectra Energy Corporation	442,070
3,500	Sunoco, Inc.	127,750
4,300	Tesoro Corporation	57,448
16,800	Valero Energy Corporation	294,168
17,300	Williams Companies, Inc.	330,603

	Total Energy	33,420,484

Financials (15.3%)
10,000	ACE, Ltd.	582,500
13,900	AFLAC, Inc.	718,769
15,982	Allstate Corporation	504,232
31,100	American Express Company	1,307,133
3,967	American International Group, Inc.[a,b]	155,110
7,500	Ameriprise Financial, Inc.	354,975
7,925	Aon Corporation	309,947
3,536	Apartment Investment & Management Company	75,600

Shares	Common Stock (98.4%)	Value
Financials (15.3%) - continued
3,200	Assurant, Inc.	$130,240
2,501	AvalonBay Communities, Inc.	259,929
298,010	Bank of America Corporation	3,906,911
36,152	Bank of New York Mellon Corporation	944,652
20,500	BB&T Corporation	493,640
51,269	Berkshire Hathaway, Inc.[a]	4,238,921
4,200	Boston Properties, Inc.	349,104
13,573	Capital One Financial Corporation	536,812
8,600	CB Richard Ellis Group, Inc.[a]	157,208
29,325	Charles Schwab Corporation	407,617
9,300	Chubb Corporation	530,007
4,938	Cincinnati Financial Corporation	142,461
705,039	Citigroup, Inc.[a]	2,749,652
2,000	CME Group, Inc.	520,900
5,250	Comerica, Inc.	195,038
16,425	Discover Financial Services	273,969
5,710	E*TRADE Financial Corporation[a]	83,023
8,500	Equity Residential	404,345
2,800	Federated Investors, Inc. [b]	63,728
23,594	Fifth Third Bancorp	283,836
6,959	First Horizon National Corporation[a]	79,402
4,400	Franklin Resources, Inc.	470,360
14,500	Genworth Financial, Inc.[a]	177,190
15,300	Goldman Sachs Group, Inc.	2,212,074
13,200	Hartford Financial Services Group, Inc.	302,940
9,200	Health Care Property Investors, Inc.	331,016
4,100	Health Care REIT, Inc.	194,094
19,741	Host Hotels & Resorts, Inc.	285,850
15,600	Hudson City Bancorp, Inc.	191,256
21,271	Huntington Bancshares, Inc.	120,607
2,200	IntercontinentalExchange, Inc.[a]	230,384
14,100	Invesco, Ltd.	299,343
117,748	J.P. Morgan Chase & Company	4,482,666
5,500	Janus Capital Group, Inc.	60,225
26,200	KeyCorp	208,552
12,200	Kimco Realty Corporation	192,150
4,600	Legg Mason, Inc.	139,426
6,100	Leucadia National Corporation[a]	144,082
9,394	Lincoln National Corporation	224,704
9,600	Loews Corporation	363,840
2,500	M&T Bank Corporation[b]	204,525
16,200	Marsh & McLennan Companies, Inc.	390,744
15,700	Marshall & Ilsley Corporation	110,528
26,932	MetLife, Inc.	1,035,535
6,100	Moody’s Corporation[b]	152,378
41,550	Morgan Stanley	1,025,454
4,300	Nasdaq OMX Group, Inc.[a]	83,549
7,200	Northern Trust Corporation	347,328
7,800	NYSE Euronext	222,846
10,900	People’s United Financial, Inc.	142,681
4,900	Plum Creek Timber Company, Inc.[b]	172,970
15,614	PNC Financial Services Group, Inc.	810,523
9,500	Principal Financial Group, Inc.	246,240
20,000	Progressive Corporation	417,400
14,000	ProLogis	164,920
13,900	Prudential Financial, Inc.	753,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Financials (15.3%) - continued
4,000	Public Storage, Inc.	$388,160
37,377	Regions Financial Corporation	271,731
8,744	Simon Property Group, Inc.	810,919
14,600	SLM Corporation[a]	168,630
14,900	State Street Corporation	561,134
14,800	SunTrust Banks, Inc.	382,284
7,668	T. Rowe Price Group, Inc.	383,898
2,400	Torchmark Corporation	127,536
13,881	Travelers Companies, Inc.	723,200
56,885	U.S. Bancorp	1,229,854
9,724	Unum Group	215,387
4,700	Ventas, Inc.	242,379
4,797	Vornado Realty Trust	410,287
155,340	Wells Fargo & Company	3,903,694
10,200	XL Group plc	220,932
5,100	Zions Bancorporation[b]	108,936

	Total Financials	47,820,104

Health Care (11.5%)
45,800	Abbott Laboratories	2,392,592
12,396	Aetna, Inc.	391,838
9,100	Allergan, Inc.	605,423
8,200	AmerisourceBergen Corporation	251,412
28,540	Amgen, Inc.[a]	1,572,839
17,300	Baxter International, Inc.	825,383
6,900	Becton, Dickinson and Company	511,290
7,200	Biogen Idec, Inc.[a]	404,064
45,150	Boston Scientific Corporation[a]	276,769
50,998	Bristol-Myers Squibb Company	1,382,556
2,800	C.R. Bard, Inc.	228,004
10,475	Cardinal Health, Inc.	346,094
6,687	CareFusion Corporation[a]	166,105
13,600	Celgene Corporation[a]	783,496
2,200	Cephalon, Inc.[a]	137,368
2,100	Cerner Corporation[a]	176,379
8,100	CIGNA Corporation	289,818
4,400	Coventry Health Care, Inc.[a]	94,732
3,000	DaVita, Inc.[a]	207,090
4,300	Dentsply International, Inc.	137,471
30,400	Eli Lilly and Company	1,110,512
16,000	Express Scripts, Inc.[a]	779,200
8,500	Forest Laboratories, Inc.[a]	262,905
7,500	Genzyme Corporation[a]	530,925
24,800	Gilead Sciences, Inc.[a]	883,128
4,980	Hospira, Inc.[a]	283,910
5,000	Humana, Inc.[a]	251,200
1,200	Intuitive Surgical, Inc.[a]	340,488
81,840	Johnson & Johnson	5,070,806
7,500	King Pharmaceuticals, Inc.[a]	74,700
3,000	Laboratory Corporation of America Holdings[a]	235,290
5,343	Life Technologies Corporation[a]	249,465
7,742	McKesson Corporation	478,301
12,786	Medco Health Solutions, Inc.[a]	665,639
32,100	Medtronic, Inc.	1,077,918
91,483	Merck & Company, Inc.	3,367,489
9,000	Mylan, Inc.[a,b]	169,290
2,900	Patterson Companies, Inc.	83,085
3,400	PerkinElmer, Inc.	78,676
238,860	Pfizer, Inc.	4,101,226
4,300	Quest Diagnostics, Inc.	217,021
9,684	St. Jude Medical, Inc.[a]	380,969
10,200	Stryker Corporation	510,510
14,400	Tenet Healthcare Corporation[a]	67,968

Shares	Common Stock (98.4%)	Value
Health Care (11.5%) - continued
12,100	Thermo Fisher Scientific, Inc.[a]	$579,348
33,400	UnitedHealth Group, Inc.	1,172,674
3,600	Varian Medical Systems, Inc.[a]	217,800
2,700	Waters Corporation[a]	191,106
3,200	Watson Pharmaceuticals, Inc.[a]	135,392
11,900	WellPoint, Inc.[a]	674,016
5,950	Zimmer Holdings, Inc.[a]	311,364

	Total Health Care	35,733,044

Industrials (10.7%)
21,200	3M Company	1,838,252
3,300	Avery Dennison Corporation	122,496
21,760	Boeing Company	1,447,910
4,900	C.H. Robinson Worldwide, Inc.	342,608
18,600	Caterpillar, Inc.	1,463,448
4,000	Cintas Corporation	110,200
11,300	CSX Corporation	625,116
5,900	Cummins, Inc.	534,422
15,900	Danaher Corporation	645,699
12,600	Deere & Company	879,228
5,600	Dover Corporation	292,376
1,500	Dun & Bradstreet Corporation	111,210
5,000	Eaton Corporation	412,450
22,300	Emerson Electric Company	1,174,318
3,800	Equifax, Inc.	118,560
6,300	Expeditors International of Washington, Inc.	291,249
4,300	Fastenal Company[b]	228,717
9,260	FedEx Corporation	791,730
1,600	First Solar, Inc.[a,b]	235,760
1,700	Flowserve Corporation	186,014
5,300	Fluor Corporation	262,509
11,300	General Dynamics Corporation	709,753
317,400	General Electric Company	5,157,750
3,800	Goodrich Corporation	280,174
22,975	Honeywell International, Inc.	1,009,521
14,900	Illinois Tool Works, Inc.	700,598
6,000	Iron Mountain, Inc.	134,040
5,400	ITT Corporation	252,882
3,700	Jacobs Engineering Group, Inc.[a]	143,190
3,400	L-3 Communications Holdings, Inc.	245,718
8,800	Lockheed Martin Corporation	627,264
10,700	Masco Corporation	117,807
10,900	Norfolk Southern Corporation	648,659
8,798	Northrop Grumman Corporation	533,423
10,837	PACCAR, Inc.	521,802
3,500	Pall Corporation	145,740
4,775	Parker Hannifin Corporation	334,537
6,400	Pitney Bowes, Inc.	136,832
4,200	Precision Castparts Corporation	534,870
6,300	Quanta Services, Inc.[a]	120,204
6,100	R.R. Donnelley & Sons Company	103,456
11,200	Raytheon Company	511,952
9,020	Republic Services, Inc.	275,020
4,400	Robert Half International, Inc.	114,400
4,200	Rockwell Automation, Inc.	259,266
4,700	Rockwell Collins, Inc.	273,775
2,800	Roper Industries, Inc.	182,504
1,500	Ryder System, Inc.	64,155
22,200	Southwest Airlines Company	290,154
2,500	Stericycle, Inc.[a]	173,700
8,000	Textron, Inc.	164,480
14,700	Tyco International, Ltd.	539,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Industrials (10.7%) - continued
14,700	Union Pacific Corporation	$1,202,460
29,400	United Parcel Service, Inc.	1,960,686
27,600	United Technologies Corporation	1,965,948
1,800	W.W. Grainger, Inc.	214,398
14,199	Waste Management, Inc.	507,472

	Total Industrials	33,272,793

Information Technology (18.5%)
15,500	Adobe Systems, Inc.[a]	405,325
17,000	Advanced Micro Devices, Inc.[a,b]	120,870
10,415	Agilent Technologies, Inc.[a]	347,548
5,400	Akamai Technologies, Inc.[a]	270,972
9,000	Altera Corporation	271,440
5,200	Amphenol Corporation	254,696
8,900	Analog Devices, Inc.	279,282
27,100	Apple, Inc.[a]	7,689,625
39,800	Applied Materials, Inc.	464,864
6,700	Autodesk, Inc.[a]	214,199
14,700	Automatic Data Processing, Inc.	617,841
5,300	BMC Software, Inc.[a]	214,544
13,200	Broadcom Corporation	467,148
11,512	CA, Inc.	243,133
169,600	Cisco Systems, Inc.[a]	3,714,240
5,500	Citrix Systems, Inc.[a]	375,320
8,900	Cognizant Technology Solutions Corporation[a]	573,783
4,700	Computer Sciences Corporation	216,200
6,800	Compuware Corporation[a]	58,004
46,500	Corning, Inc.	850,020
50,400	Dell, Inc.[a]	653,184
34,300	eBay, Inc.[a]	836,920
9,700	Electronic Arts, Inc.[a]	159,371
60,986	EMC Corporation[a]	1,238,626
7,900	Fidelity National Information Services, Inc.	214,327
4,500	Fiserv, Inc.[a]	242,190
4,700	FLIR Systems, Inc.[a]	120,790
4,400	GameStop Corporation[a]	86,724
7,400	Google, Inc.[a]	3,890,846
3,900	Harris Corporation	172,731
67,386	Hewlett-Packard Company	2,834,929
165,300	Intel Corporation	3,178,719
37,500	International Business Machines Corporation	5,030,250
8,400	Intuit, Inc.[a]	368,004
5,900	Jabil Circuit, Inc.	85,019
6,562	JDS Uniphase Corporation[a]	81,303
15,400	Juniper Networks, Inc.[a]	467,390
5,000	KLA-Tencor Corporation	176,150
2,400	Lexmark International, Inc.[a]	107,088
6,700	Linear Technology Corporation	205,891
19,400	LSI Corporation[a]	88,464
2,900	MasterCard, Inc.	649,600
4,500	McAfee, Inc.[a]	212,670
6,700	MEMC Electronic Materials, Inc.[a]	79,864
5,600	Microchip Technology, Inc.[b]	176,120
25,500	Micron Technology, Inc.[a]	183,855
226,100	Microsoft Corporation	5,537,189
4,200	Molex, Inc.[b]	87,906
3,900	Monster Worldwide, Inc.[a,b]	50,544
69,790	Motorola, Inc.[a]	595,309
7,200	National Semiconductor Corporation	91,944
10,500	NETAPP, Inc.[a]	522,795

Shares	Common Stock (98.4%)	Value
Information Technology (18.5%) - continued
11,100	Novell, Inc.[a]	$66,267
2,700	Novellus Systems, Inc.[a]	71,766
17,050	NVIDIA Corporation[a]	199,144
114,937	Oracle Corporation	3,086,058
9,600	Paychex, Inc.	263,904
3,200	QLogic Corporation[a]	56,448
47,600	QUALCOMM, Inc.	2,147,712
5,600	Red Hat, Inc.[a]	229,600
9,100	SAIC, Inc.[a]	145,418
3,400	Salesforce.com, Inc.[a]	380,120
6,900	SanDisk Corporation[a]	252,885
23,324	Symantec Corporation[a]	353,825
11,500	Tellabs, Inc.	85,675
5,100	Teradata Corporation[a]	196,656
5,400	Teradyne, Inc.[a]	60,156
35,700	Texas Instruments, Inc.	968,898
5,300	Total System Services, Inc.	80,772
5,200	VeriSign, Inc.[a]	165,048
14,700	Visa, Inc.	1,091,622
6,800	Western Digital Corporation[a]	193,052
19,680	Western Union Company	347,746
41,785	Xerox Corporation	432,475
7,600	Xilinx, Inc.	202,236
40,200	Yahoo!, Inc.[a]	569,634

	Total Information Technology	57,722,883

Materials (3.5%)
6,300	Air Products and Chemicals, Inc.	521,766
2,200	Airgas, Inc.	149,490
3,200	AK Steel Holding Corporation	44,192
30,364	Alcoa, Inc.	367,708
2,969	Allegheny Technologies, Inc.	137,910
2,800	Ball Corporation	164,780
3,400	Bemis Company, Inc.	107,950
2,100	CF Industries Holdings, Inc.	200,550
4,000	Cliffs Natural Resources, Inc.	255,680
34,493	Dow Chemical Company	947,178
27,011	E.I. du Pont de Nemours and Company	1,205,231
2,200	Eastman Chemical Company	162,800
6,900	Ecolab, Inc.	350,106
2,200	FMC Corporation	150,502
13,896	Freeport-McMoRan Copper & Gold, Inc.	1,186,579
2,500	International Flavors & Fragrances, Inc.	121,300
12,971	International Paper Company	282,119
5,181	MeadWestvaco Corporation	126,313
15,978	Monsanto Company	765,826
14,548	Newmont Mining Corporation	913,760
9,400	Nucor Corporation	359,080
4,900	Owens-Illinois, Inc.[a]	137,494
4,000	Pactiv Corporation[a]	131,920
5,000	PPG Industries, Inc.	364,000
9,100	Praxair, Inc.	821,366
4,952	Sealed Air Corporation	111,321
3,700	Sigma-Aldrich Corporation	223,406
2,900	Titanium Metals Corporation[a]	57,884
4,200	United States Steel Corporation[b]	184,128
3,800	Vulcan Materials Company	140,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Materials (3.5%) - continued
16,082	Weyerhaeuser Company	$253,452

	Total Materials	10,946,087

Telecommunications Services (3.2%)
11,800	American Tower Corporation[a]	604,868
175,539	AT&T, Inc.	5,020,415
9,025	CenturyLink, Inc.	356,127
29,778	Frontier Communications Corporation	243,286
7,500	MetroPCS Communications, Inc.[a]	78,450
51,772	Qwest Communications International, Inc.	324,610
89,020	Sprint Nextel Corporation[a]	412,163
83,996	Verizon Communications, Inc.	2,737,430
14,707	Windstream Corporation	180,749

	Total Telecommunications Services	9,958,098

Utilities (3.6%)
19,700	AES Corporation[a]	223,595
5,000	Allegheny Energy, Inc.	122,600
7,300	Ameren Corporation	207,320
14,260	American Electric Power Company, Inc.	516,640
12,473	CenterPoint Energy, Inc.	196,075
6,700	CMS Energy Corporation	120,734
8,400	Consolidated Edison, Inc.	405,048
6,000	Constellation Energy Group, Inc.	193,440
17,494	Dominion Resources, Inc.	763,788
5,000	DTE Energy Company	229,650
39,408	Duke Energy Corporation	697,916
9,700	Edison International, Inc.	333,583
5,500	Entergy Corporation	420,915
4,300	EQT Corporation	155,058
19,624	Exelon Corporation	835,590
9,000	FirstEnergy Corporation[b]	346,860
2,315	Integrys Energy Group, Inc.	120,519
12,300	NextEra Energy, Inc.	668,997
1,400	Nicor, Inc.	64,148
8,409	NiSource, Inc.	146,317
5,200	Northeast Utilities	153,764
7,400	NRG Energy, Inc.[a]	154,068
3,200	ONEOK, Inc.	144,128
6,600	Pepco Holdings, Inc.	122,760
11,500	PG&E Corporation	522,330
3,200	Pinnacle West Capital Corporation	132,064
14,200	PPL Corporation	386,666
8,720	Progress Energy, Inc.	387,342
15,100	Public Service Enterprise Group, Inc.	499,508
3,400	SCANA Corporation	137,088
7,375	Sempra Energy	396,775
24,700	Southern Company	919,828
6,400	TECO Energy, Inc.	110,848
3,400	Wisconsin Energy Corporation	196,520
13,605	Xcel Energy, Inc.	312,507

	Total Utilities	11,344,989

	Total Common Stock (cost $298,338,625)	306,947,392

Shares	Collateral Held for Securities Loaned (0.9%)	Value
2,823,393	Thrivent Financial Securities Lending Trust	$2,823,393

	Total Collateral Held for Securities Loaned (cost $2,823,393)	2,823,393

Principal Amount	Short-Term Investments (1.6%)[c]	Value
	Charta, LLC
4,345,000	0.180%, 10/1/2010	4,345,000
	Federal National Mortgage Association Discount Notes
650,000	0.185%, 10/18/2010[d]	649,946

	Total Short-Term Investments (at amortized cost)	4,994,946

	Total Investments (cost $306,156,964) 100.9%	$314,765,731

	Other Assets and Liabilities, Net (0.9%)	(2,739,072)

	Total Net Assets 100.0%	$312,026,659

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At September 30, 2010, $649,946 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$67,352,542
Gross unrealized depreciation	(58,743,775)

Net unrealized appreciation (depreciation)	$8,608,767

Cost for federal income tax purposes	$306,156,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Large Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	32,117,165	32,117,165	–	–
Consumer Staples	34,611,745	34,611,745	–	–
Energy	33,420,484	33,420,484	–	–
Financials	47,820,104	47,820,104	–	–
Health Care	35,733,044	35,733,044	–	–
Industrials	33,272,793	33,272,793	–	–
Information Technology	57,722,883	57,722,883	–	–
Materials	10,946,087	10,946,087	–	–
Telecommunications Services	9,958,098	9,958,098	–	–
Utilities	11,344,989	11,344,989	–	–
Collateral Held for Securities Loaned	2,823,393	2,823,393	–	–
Short-Term Investments	4,994,946	–	4,994,946	–

Total	$314,765,731	$309,770,785	$4,994,946	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	179,659	179,659	–	–

Total Asset Derivatives	$179,659	$179,659	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	18	December 2010	$4,935,490	$5,115,149	$179,659
Total Futures Contracts					$179,659

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$2,928,421	$27,697,571	$27,802,599	2,823,393	$2,823,393	$14,961
Total Value and Income Earned	2,928,421				2,823,393	14,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (81.6%)	Value
Consumer Discretionary (11.9%)
5,300	Advance Auto Parts, Inc.[a]	$311,004
9,600	American Greetings Corporation	178,464
15,200	Brown Shoe Company, Inc.	174,344
14,100	CBS Corporation	223,626
9,100	Cooper Tire & Rubber Company	178,633
8,600	Dillard’s, Inc.	203,304
9,900	Expedia, Inc.	279,279
12,900	Finish Line, Inc.	179,439
13,800	Gannett Company, Inc.	168,774
9,300	Gap, Inc.	173,352
6,200	Garmin, Ltd.	188,170
3,000	Honda Motor Company, Ltd. ADR	106,770
7,000	Jarden Corporation	217,910
11,900	Jones Apparel Group, Inc.	233,716
9,300	Leggett & Platt, Inc.	211,668
8,000	Limited Brands, Inc.[a]	214,240
10,100	Macy’s, Inc.	233,209
700	Magna International, Inc.	57,582
8,600	Mattel, Inc.	201,756
6,200	McDonald’s Corporation	461,962
12,700	Newell Rubbermaid, Inc.	226,187
3,600	Pearson plc ADR	55,872
3,400	Polaris Industries, Inc.	221,340
4,400	Scripps Networks Interactive	209,352
8,100	Sotheby’s Holdings, Inc.	298,242
600	Starwood Hotels & Resorts Worldwide, Inc.	31,530
12,600	Sturm, Ruger & Company, Inc.	171,864
3,500	Time Warner Cable, Inc.	188,965
7,800	TJX Companies, Inc.	348,114
1,000	Toyota Motor Corporation ADR	71,580
2,600	VF Corporation[a]	210,652
5,900	Viacom, Inc.	213,521
2,400	Whirlpool Corporation	194,304
9,000	Wyndham Worldwide Corporation	247,230
10,700	Yum! Brands, Inc.[a]	492,842

	Total Consumer Discretionary	7,378,797

Consumer Staples (6.5%)
20,200	Altria Group, Inc.[a]	485,204
1,400	British American Tobacco plc ADR	104,594
27,700	Del Monte Foods Company	363,147
2,000	Delhaize Group SA ADR	144,720
11,000	Dr. Pepper Snapple Group, Inc.	390,720
1,400	Fomento Economico Mexicano SAB de CV ADR	71,022
3,900	Herbalife, Ltd.	235,365
8,500	Hershey Company	404,515
7,300	Nu Skin Enterprises, Inc.	210,240
7,800	Reynolds American, Inc.	463,242
8,100	Sanderson Farms, Inc.	350,649
29,400	Sara Lee Corporation	394,842
11,000	Tyson Foods, Inc.	176,220
3,500	Unilever NV ADR	104,580
4,200	Unilever plc ADR	122,220

	Total Consumer Staples	4,021,280

Energy (4.0%)
2,600	Cimarex Energy Company	172,068
500	CNOOC, Ltd. ADR	97,150
8,400	ConocoPhillips[a]	482,412
4,600	Eni SPA ADR	198,628

Shares	Common Stock (81.6%)	Value
Energy (4.0%) - continued
2,900	PetroChina Company, Ltd. ADR	$337,618
7,000	Petroleo Brasileiro SA ADR	229,740
2,700	Repsol YPF SA ADR	69,471
4,600	Royal Dutch Shell plc ADR, Class A	277,380
5,900	Royal Dutch Shell plc ADR, Class B	346,861
4,400	StatoilHydro ASA Sponsor ADR	92,312
2,000	Suncor Energy, Inc.	65,100
2,600	Total SA ADR	134,160

	Total Energy	2,502,900

Financials (23.1%)
9,300	Aegon NV ADR[b]	55,707
4,200	AFLAC, Inc.	217,182
700	Agree Realty Corporation[a]	17,675
400	Alexandria Real Estate Equities, Inc.	28,000
1,600	AMB Property Corporation	42,352
1,400	American Campus Communities, Inc.	42,616
17,400	American Equity Investment Life Holding Company	178,176
4,600	American Express Company[a]	193,338
6,700	American Financial Group, Inc.	204,886
2,300	American National Insurance Company	174,731
7,900	Argo Group International Holdings, Ltd.	274,446
1,000	Ashford Hospitality Trust[b]	9,050
5,300	Assurant, Inc.	215,710
1,600	AvalonBay Communities, Inc.	166,288
4,050	AXA SA ADR	70,389
7,100	Banco Bradesco SA ADR	144,698
2,900	Bank of Montreal	167,475
2,100	Bank of Nova Scotia	111,930
5,300	Bank of the Ozarks, Inc.	196,577
2,100	Barclays plc ADR	39,585
1,900	BioMed Realty Trust, Inc.	34,048
18,900	BlackRock Kelso Capital Corporation	217,350
3,900	BOK Financial Corporation	176,007
2,000	Boston Properties, Inc.	166,240
1,300	Brandywine Realty Trust	15,925
800	BRE Properties, Inc.	33,200
1,500	Brookfield Properties Corporation	23,280
1,000	Camden Property Trust	47,970
5,300	Cash America International, Inc.	185,500
1,000	CBL & Associates Properties, Inc.	13,060
10,600	Commerce Bancshares, Inc.	398,454
8,100	Community Bank System, Inc.	186,381
300	Corporate Office Properties Trust	11,193
700	Credit Suisse Group ADR	29,792
2,200	DCT Industrial Trust, Inc.	10,538
800	Developers Diversified Realty Corporation	8,976
2,000	DiamondRock Hospitality Company[b]	18,980
1,200	Digital Realty Trust, Inc.	74,040
700	Duke Realty Corporation	8,113
700	DuPont Fabros Technology, Inc.	17,605
11,700	East West Bancorp, Inc.	190,476
100	EastGroup Properties, Inc.	3,738
1,400	Education Realty Trust, Inc.	10,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (81.6%)	Value
Financials (23.1%) - continued
200	Entertainment Properties Trust	$8,636
1,500	Equity One, Inc.	25,320
3,200	Equity Residential	152,224
600	Essex Property Trust, Inc.	65,664
1,500	Federal Realty Investment Trust	122,490
15,300	Fifth Third Bancorp	184,059
12,800	First Financial Bancorp	213,504
700	First Industrial Realty Trust, Inc.[b]	3,549
700	Forest City Enterprises, Inc.[b]	8,981
2,700	Franklin Street Properties Corporation	33,534
19,500	Fulton Financial Corporation	176,670
1,000	Getty Realty Corporation	26,830
1,000	Glimcher Realty Trust	6,150
1,500	Government Properties Income Trust	40,050
2,900	Health Care Property Investors, Inc.	104,342
400	Health Care REIT, Inc.	18,936
1,100	Highwoods Properties, Inc.	35,717
12,300	Horace Mann Educators Corporation	218,694
400	Hospitality Properties Trust	8,932
7,800	Host Hotels & Resorts, Inc.	112,944
2,500	HSBC Holdings plc ADR	126,475
17,000	ING Groep NV ADR[b]	174,930
6,900	Itau Unibanco Holding SA ADR	166,842
2,900	Jones Lang LaSalle, Inc.	250,183
1,000	KB Financial Group, Inc. ADR	42,870
600	Kilroy Realty Corporation	19,884
4,400	Kimco Realty Corporation	69,300
1,700	Kite Realty Group Trust	7,548
1,200	LaSalle Hotel Properties	28,068
800	Lexington Realty Trust	5,728
1,800	Liberty Property Trust	57,420
7,700	Lincoln National Corporation	184,184
12,000	Lloyds Banking Group plc ADR[b]	55,320
500	LTC Properties, Inc.	12,760
2,100	M&T Bank Corporation	171,801
1,100	Macerich Company	47,245
1,000	Mack-Cali Realty Corporation	32,710
3,700	Manulife Financial Corporation	46,731
700	Medical Properties Trust, Inc.	7,098
10,000	Mercury General Corporation	408,700
16,000	Mitsubishi UFJ Financial Group, Inc. ADR	74,080
1,100	National Health Investors, Inc.	48,466
1,700	National Retail Properties, Inc.	42,687
1,300	Nationwide Health Properties, Inc.[a]	50,271
9,700	Nelnet, Inc.	221,936
700	Omega Healthcare Investors, Inc.	15,715
3,300	PNC Financial Services Group, Inc.	171,303
900	Post Properties, Inc.	25,128
400	Potlatch Corporation	13,600
6,000	ProLogis	70,680
8,800	Protective Life Corporation	191,488
400	PS Business Parks, Inc.	22,628
1,900	Public Storage, Inc.	184,376
500	Ramco-Gershenson Properties Trust	5,355
600	Rayonier, Inc. REIT	30,072
700	Realty Income Corporation	23,604

Shares	Common Stock (81.6%)	Value
Financials (23.1%) - continued
1,500	Regency Centers Corporation	$59,205
4,000	Reinsurance Group of America, Inc.	193,160
3,500	Royal Bank of Canada ADR	182,455
2,300	Senior Housing Property Trust	54,050
800	Shinhan Financial Group Company, Ltd. ADR	61,344
3,100	Simon Property Group, Inc.	287,494
1,100	SL Green Realty Corporation	69,663
100	Sovran Self Storage, Inc.	3,790
30,500	SPDR DJ Wilshire International Real Estate ETF	1,173,945
4,500	StanCorp Financial Group, Inc.	171,000
3,700	Torchmark Corporation	196,618
1,700	Toronto-Dominion Bank	122,842
8,900	Trustmark Corporation	193,486
2,500	UBS AG ADR[b]	42,575
700	UDR, Inc.	14,784
7,300	Unitrin, Inc.	178,047
400	Universal Health Realty Income Trust	13,764
8,500	Unum Group	188,275
300	Urstadt Biddle Properties	5,424
100	U-Store-It Trust	835
16,800	Validus Holdings, Ltd.[a]	442,848
14,000	Vanguard FTSE All-World Ex-US Index Fund	635,600
1,900	Ventas, Inc.	97,983
1,800	Vornado Realty Trust	153,954
200	Washington Real Estate Investment Trust	6,346
7,300	Wells Fargo & Company	183,449
1,600	Westpac Banking Corporation ADR	179,680
11,300	XL Group plc	244,758

	Total Financials	14,263,473

Health Care (4.7%)
15,700	Aetna, Inc.	496,277
2,400	AstraZeneca plc ADR	121,680
6,100	CIGNA Corporation	218,258
2,100	GlaxoSmithKline plc ADR	82,992
20,200	Invacare Corporation	535,502
12,900	Medicis Pharmaceutical Corporation	382,485
4,450	Novartis AG ADR	256,632
3,650	Sanofi-Aventis ADR	121,362
14,500	UnitedHealth Group, Inc.	509,095
4,900	Universal Health Services, Inc.	190,414

	Total Health Care	2,914,697

Industrials (6.7%)
5,300	3M Company	459,563
3,700	A.O. Smith Corporation	214,193
4,600	ABB, Ltd. ADR[b]	97,152
5,700	Avery Dennison Corporation	211,584
8,100	Belden, Inc.	213,678
3,700	Bucyrus International, Inc.	256,595
6,200	Crane Company	235,228
2,800	Cummins, Inc.	253,624
9,700	Deluxe Corporation	185,561
4,400	Illinois Tool Works, Inc.	206,888
5,400	Ingersoll-Rand plc	192,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

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Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (81.6%)	Value
Industrials (6.7%) - continued
3,200	Koninklijke Philips Electronics, N.V.	$100,224
2,200	NACCO Industries, Inc.	192,258
6,800	Northrop Grumman Corporation	412,284
8,600	Raytheon Company	393,106
3,300	Regal-Beloit Corporation	193,677
1,000	Siemens AG ADR	105,400
8,200	TAL International Group, Inc.	198,604

	Total Industrials	4,122,453

Information Technology (6.7%)
7,300	Altera Corporation	220,168
30,400	AVX Corporation	420,128
2,000	Canon, Inc. ADR	93,440
9,600	Hewlett-Packard Company	403,872
14,200	Intel Corporation	273,066
3,400	International Business Machines Corporation	456,076
13,900	Jabil Circuit, Inc.	200,299
13,100	Lender Processing Services, Inc.[a]	435,313
17,900	Micrel, Inc.	176,494
17,700	Microsoft Corporation	433,473
11,250	Nokia Oyj ADR	112,837
1,700	Research in Motion, Ltd.[b]	82,773
7,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	70,980
4,900	Telefonaktiebolaget LM Ericsson ADR	53,753
17,800	Texas Instruments, Inc.	483,092
21,000	United Microelectronics Corporation ADR	58,380
32,400	United Online, Inc.	185,328

	Total Information Technology	4,159,472

Materials (9.4%)
4,600	Albemarle Corporation[a]	215,326
2,550	ArcelorMittal	84,099
6,100	Arch Chemicals, Inc.	214,049
4,100	Ashland, Inc.	199,957
4,700	BHP Billiton plc ADR	300,424
2,900	BHP Billiton, Ltd. ADR	221,328
3,000	CRH plc ADR	49,920
4,700	Cytec Industries, Inc.	264,986
5,300	E.I. du Pont de Nemours and Company	236,486
3,500	Eastman Chemical Company	259,000
3,100	Freeport-McMoRan Copper & Gold, Inc.	264,709
16,900	Glatfelter Company	205,504
3,300	Greif, Inc.	194,172
8,000	International Paper Company	174,000
2,300	Lubrizol Corporation	243,731
8,500	Nalco Holding Company	214,285
12,000	Neenah Paper, Inc.	182,400
2,000	NewMarket Corporation	227,360
7,000	Newmont Mining Corporation	439,670
600	POSCO ADR	68,388
3,000	PPG Industries, Inc.	218,400
3,800	Rio Tinto plc ADR	223,174
3,700	Schweitzer-Mauduit International, Inc.	215,747
2,100	Southern Copper Corporation	73,752

Shares	Common Stock (81.6%)	Value
Materials (9.4%) - continued
3,300	Stepan Company	$195,063
2,300	Teck Resources, Ltd.	94,668
9,100	Temple-Inland, Inc.	169,806
7,700	Vale SA SP ADR	240,779
8,900	Yamana Gold, Inc.	101,460

	Total Materials	5,792,643

Telecommunications Services (2.3%)
3,000	America Movil SA de CV ADR	159,990
5,100	China Telecom Corporation, Ltd. ADR	260,763
10,000	Nippon Telegraph & Telephone Corporation ADR	219,200
8,000	NTT DoCoMo, Inc. ADR	133,761
9,300	Telecom Corporation of New Zealand, Ltd. ADR	69,936
1,200	Telefonica SA ADR	88,980
6,000	Telephone and Data Systems, Inc.	196,800
11,900	Vodafone Group plc ADR	295,239

	Total Telecommunications Services	1,424,669

Utilities (6.3%)
20,500	American Water Works Company, Inc.	477,035
31,600	CenterPoint Energy, Inc.[a]	496,752
13,200	Constellation Energy Group, Inc.	425,568
2,300	Empresa Nacional de Electricidad SA ADR	124,269
12,500	IDACORP, Inc.	449,000
9,400	Integrys Energy Group, Inc.	489,364
11,300	Pinnacle West Capital Corporation	466,351
14,000	Southwest Gas Corporation	470,260
27,200	TECO Energy, Inc.	471,104

	Total Utilities	3,869,703

	Total Common Stock (cost $47,391,075)	50,450,087

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Consumer Cyclical (0.6%)
400,000	CVS Caremark Corporation 6.302%, 6/1/2037	370,000

	Total Consumer Cyclical	370,000

Energy (1.3%)
350,000	Enbridge Energy Partners, LP 8.050%, 10/1/2037	356,766
425,000	Enterprise Products Operating, LLC 7.034%, 1/15/2068	422,875

	Total Energy	779,641

Financials (4.4%)
150,000	American International Group, Inc. 8.175%, 5/15/2058	150,000
350,000	ING Capital Funding Trust III 8.439%, 12/31/2049	336,000
175,000	J.P. Morgan Chase & Company 7.900%, 4/30/2018	187,535

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Financials (4.4%) - continued
	MetLife, Inc.
$400,000	7.875%, 12/15/2037[c]	$420,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	374,107
	Wachovia Capital Trust III
250,000	5.800%, 3/15/2011	219,375
	Wells Fargo Capital XIII
275,000	7.700%, 3/26/2013	285,313
	XL Capital, Ltd.
475,000	6.500%, 4/15/2017[a]	391,875
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[c]	380,000

	Total Financials	2,744,205

Utilities (0.6%)
	Dominion Resources, Inc.
375,000	6.300%, 9/30/2066	354,375

	Total Utilities	354,375

	Total Long-Term Fixed Income (cost $4,133,763)	4,248,221

Shares	Preferred Stock (0.8%)	Value

Financials (0.7%)
5,000	Bank of America Corporation	131,250
5,300	Citigroup, Inc.[b]	132,500
2,500	J.P. Morgan Chase Capital XXIX	63,500
3,000	U.S. Bancorp	84,270

	Total Financials	411,520

Utilities (0.1%)
2,870	Xcel Energy, Inc.	79,097

	Total Utilities	79,097

	Total Preferred Stock (cost $472,131)	490,617

Principal Amount	Short-Term Investments (9.0%)[d]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.150%, 10/19/2010	4,999,625
	Federal National Mortgage Association Discount Notes
600,000	0.200%, 10/18/2010[e]	599,944

	Total Short-Term Investments (at amortized cost)	5,599,569

	Total Investments (cost $57,596,538) 98.3%	$60,788,494

	Other Assets and Liabilities, Net 1.7%	1,064,896

	Total Net Assets 100.0%	$61,853,390

a	All or a portion of the security was earmarked to cover written options.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $800,000 or 1.3% of total net assets.

d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At September 30, 2010, $599,944 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,638,394
Gross unrealized depreciation	(1,446,438)

Net unrealized appreciation (depreciation)	$3,191,956

Cost for federal income tax purposes	$57,596,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Equity Income Plus Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	7,378,797	7,378,797	–	–
Consumer Staples	4,021,280	4,021,280	–	–
Energy	2,502,900	2,502,900	–	–
Financials	14,263,473	14,263,473	–	–
Health Care	2,914,697	2,914,697	–	–
Industrials	4,122,453	4,122,453	–	–
Information Technology	4,159,472	4,159,472	–	–
Materials	5,792,643	5,792,643	–	–
Telecommunications Services	1,424,669	1,424,669	–	–
Utilities	3,869,703	3,869,703	–	–
Long-Term Fixed Income
Consumer Cyclical	370,000	–	370,000	–
Energy	779,641	–	779,641	–
Financials	2,744,205	–	2,744,205	–
Utilities	354,375	–	354,375	–
Preferred Stock
Financials	411,520	411,520	–	–
Utilities	79,097	79,097	–	–
Short-Term Investments	5,599,569	–	5,599,569	–

Total	$60,788,494	$50,940,704	$9,847,790	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	221,037	221,037	–	–
Call Options Written	4,743	4,743	–	–

Total Asset Derivatives	$225,780	$225,780	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	114	December 2010	$6,258,154	$6,479,191	$221,037
Total Futures Contracts					$221,037

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	25	$1,160.00	October 2010	($9,062)	$557
S&P 500 Mini-Futures Call Option	25	1,170.00	October 2010	(5,563)	2,693
S&P 500 Mini-Futures Call Option	25	1,165.00	October 2010	(7,188)	1,493
Total Call Options Written				($21,813)	$4,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Consumer Discretionary (6.7%)
1,400	Abercrombie & Fitch Company	$55,048
5,800	Amazon.com, Inc.[a]	910,948
2,100	Apollo Group, Inc.[a]	107,835
1,000	AutoNation, Inc.[a,b]	23,250
500	AutoZone, Inc.[a]	114,455
4,300	Bed Bath & Beyond, Inc.[a]	186,663
5,675	Best Buy Company, Inc.	231,710
1,200	Big Lots, Inc.[a]	39,900
3,600	CarMax, Inc.[a]	100,296
7,100	Carnival Corporation	271,291
11,062	CBS Corporation	175,443
4,800	Coach, Inc.	206,208
45,665	Comcast Corporation	825,623
4,600	D.R. Horton, Inc.	51,152
2,300	Darden Restaurants, Inc.	98,394
1,000	DeVry, Inc.	49,210
14,100	DIRECTV[a]	586,983
4,600	Discovery Communications, Inc.[a,b]	200,330
4,400	Eastman Kodak Company[a,b]	18,480
3,400	Expedia, Inc.	95,914
2,200	Family Dollar Stores, Inc.	97,152
55,988	Ford Motor Company[a]	685,293
2,500	Fortune Brands, Inc.	123,075
3,900	Gannett Company, Inc.	47,697
7,200	Gap, Inc.	134,208
2,600	Genuine Parts Company	115,934
4,000	Goodyear Tire & Rubber Company[a]	43,000
5,000	H&R Block, Inc.	64,750
3,800	Harley-Davidson, Inc.[b]	108,072
1,100	Harman International Industries, Inc.[a]	36,751
2,300	Hasbro, Inc.	102,373
27,100	Home Depot, Inc.	858,528
4,900	International Game Technology	70,805
7,989	Interpublic Group of Companies, Inc.[a]	80,130
3,800	J.C. Penney Company, Inc.	103,284
11,000	Johnson Controls, Inc.	335,500
5,000	Kohl’s Corporation[a]	263,400
2,400	Leggett & Platt, Inc.	54,624
2,600	Lennar Corporation	39,988
4,262	Limited Brands, Inc.	114,136
22,900	Lowe’s Companies, Inc.	510,441
6,900	Macy’s, Inc.	159,321
4,663	Marriott International, Inc.	167,075
5,825	Mattel, Inc.	136,655
17,300	McDonald’s Corporation	1,289,023
5,000	McGraw-Hill Companies, Inc.	165,300
600	Meredith Corporation	19,986
1,900	New York Times Company[a]	14,706
4,526	Newell Rubbermaid, Inc.	80,608
37,100	News Corporation	484,526
6,300	NIKE, Inc.	504,882
2,700	Nordstrom, Inc.	100,440
4,500	Office Depot, Inc.[a]	20,700
4,900	Omnicom Group, Inc.	193,452
2,300	O’Reilly Automotive, Inc.[a]	122,360
1,100	Polo Ralph Lauren Corporation	98,846
800	Priceline.com, Inc.[a]	278,672
5,437	Pulte Group, Inc.[a]	47,628
2,000	RadioShack Corporation	42,660
2,000	Ross Stores, Inc.	109,240

Shares	Common Stock (63.7%)	Value
Consumer Discretionary (6.7%) - continued
1,500	Scripps Networks Interactive	$71,370
680	Sears Holdings Corporation[a,b]	49,055
1,500	Sherwin-Williams Company	112,710
900	Snap-On, Inc.	41,859
2,700	Stanley Black & Decker, Inc.	165,456
11,900	Staples, Inc.	248,948
12,100	Starbucks Corporation	309,518
3,100	Starwood Hotels & Resorts Worldwide, Inc.	162,905
11,700	Target Corporation	625,248
2,100	Tiffany & Company	98,679
5,780	Time Warner Cable, Inc.	312,062
18,316	Time Warner, Inc.	561,386
6,500	TJX Companies, Inc.	290,095
2,100	Urban Outfitters, Inc.[a]	66,024
1,400	VF Corporation	113,428
9,862	Viacom, Inc.	356,906
31,187	Walt Disney Company	1,032,602
130	Washington Post Company	51,923
1,258	Whirlpool Corporation	101,848
2,932	Wyndham Worldwide Corporation[b]	80,542
1,200	Wynn Resorts, Ltd.	104,124
7,620	Yum! Brands, Inc.	350,977

	Total Consumer Discretionary	17,682,019

Consumer Staples (7.2%)
33,900	Altria Group, Inc.	814,278
10,441	Archer-Daniels-Midland Company	333,277
7,000	Avon Products, Inc.	224,770
1,725	Brown-Forman Corporation	106,329
3,200	Campbell Soup Company	114,400
2,300	Clorox Company	153,548
37,600	Coca-Cola Company	2,200,352
5,400	Coca-Cola Enterprises, Inc.	167,400
7,900	Colgate-Palmolive Company	607,194
7,200	ConAgra Foods, Inc.	157,968
2,900	Constellation Brands, Inc.[a]	51,301
7,200	Costco Wholesale Corporation	464,328
22,105	CVS Caremark Corporation	695,644
3,000	Dean Foods Company[a]	30,630
3,900	Dr. Pepper Snapple Group, Inc.	138,528
1,900	Estee Lauder Companies, Inc.	120,137
10,500	General Mills, Inc.	383,670
5,150	H.J. Heinz Company	243,955
2,500	Hershey Company	118,975
1,100	Hormel Foods Corporation	49,060
1,955	J.M. Smucker Company	118,336
4,200	Kellogg Company	212,142
6,680	Kimberly-Clark Corporation	434,534
28,360	Kraft Foods, Inc.	875,190
10,500	Kroger Company	227,430
2,500	Lorillard, Inc.	200,775
2,200	McCormick & Company, Inc.	92,488
3,322	Mead Johnson Nutrition Company	189,055
2,600	Molson Coors Brewing Company	122,772
25,897	PepsiCo, Inc.	1,720,597
29,800	Philip Morris International, Inc.	1,669,396
46,179	Procter & Gamble Company	2,769,355
2,800	Reynolds American, Inc.	166,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Consumer Staples (7.2%) - continued
6,200	Safeway, Inc.	$131,192
10,800	Sara Lee Corporation	145,044
3,469	SUPERVALU, Inc.	39,997
9,600	SYSCO Corporation	273,792
4,900	Tyson Foods, Inc.	78,498
15,800	Walgreen Company	529,300
32,600	Wal-Mart Stores, Inc.	1,744,752
2,400	Whole Foods Market, Inc.[a]	89,064

	Total Consumer Staples	19,005,745

Energy (6.9%)
8,036	Anadarko Petroleum Corporation	458,454
5,968	Apache Corporation	583,432
7,061	Baker Hughes, Inc.	300,799
1,700	Cabot Oil & Gas Corporation	51,187
3,900	Cameron International Corporation[a]	167,544
10,700	Chesapeake Energy Corporation	242,355
32,774	Chevron Corporation	2,656,333
24,182	ConocoPhillips	1,388,772
3,700	CONSOL Energy, Inc.	136,752
6,500	Denbury Resources, Inc.[a]	103,285
7,100	Devon Energy Corporation	459,654
1,100	Diamond Offshore Drilling, Inc.[b]	74,547
11,486	El Paso Corporation	142,197
4,100	EOG Resources, Inc.	381,177
82,934	Exxon Mobil Corporation	5,124,492
2,000	FMC Technologies, Inc.[a]	136,580
14,800	Halliburton Company	489,436
1,700	Helmerich & Payne, Inc.	68,782
4,800	Hess Corporation	283,776
11,522	Marathon Oil Corporation	381,378
1,700	Massey Energy Company	52,734
3,100	Murphy Oil Corporation	191,952
4,600	Nabors Industries, Ltd.[a]	83,076
6,800	National Oilwell Varco, Inc.	302,396
2,800	Noble Energy, Inc.	210,252
13,200	Occidental Petroleum Corporation	1,033,560
4,400	Peabody Energy Corporation	215,644
1,900	Pioneer Natural Resources Company	123,557
2,900	QEP Resources, Inc.	87,406
2,600	Range Resources Corporation	99,138
1,900	Rowan Companies, Inc.[a]	57,684
22,225	Schlumberger, Ltd.	1,369,282
5,600	Southwestern Energy Company[a]	187,264
10,521	Spectra Energy Corporation	237,248
2,000	Sunoco, Inc.	73,000
2,300	Tesoro Corporation	30,728
9,200	Valero Energy Corporation	161,092
9,500	Williams Companies, Inc.	181,545

	Total Energy	18,328,490

Financials (9.9%)
5,500	ACE, Ltd.	320,375
7,700	AFLAC, Inc.	398,167
8,796	Allstate Corporation	277,514
17,000	American Express Company	714,510
2,220	American International Group, Inc.[a,b]	86,802
4,040	Ameriprise Financial, Inc.	191,213
4,350	Aon Corporation	170,128

Shares	Common Stock (63.7%)	Value
Financials (9.9%) - continued
1,954	Apartment Investment & Management Company	$41,777
1,700	Assurant, Inc.	69,190
1,353	AvalonBay Communities, Inc.	140,617
163,354	Bank of America Corporation	2,141,571
19,801	Bank of New York Mellon Corporation	517,400
11,300	BB&T Corporation	272,104
28,150	Berkshire Hathaway, Inc.[a]	2,327,442
2,300	Boston Properties, Inc.	191,176
7,465	Capital One Financial Corporation	295,241
4,700	CB Richard Ellis Group, Inc.[a]	85,916
16,125	Charles Schwab Corporation	224,138
5,100	Chubb Corporation	290,649
2,651	Cincinnati Financial Corporation	76,481
386,889	Citigroup, Inc.[a]	1,508,867
1,100	CME Group, Inc.	286,495
2,900	Comerica, Inc.	107,735
8,895	Discover Financial Services	148,369
3,230	E*TRADE Financial Corporation[a]	46,964
4,600	Equity Residential	218,822
1,500	Federated Investors, Inc. [b]	34,140
13,016	Fifth Third Bancorp	156,582
3,778	First Horizon National Corporation[a]	43,107
2,400	Franklin Resources, Inc.	256,560
8,000	Genworth Financial, Inc.[a]	97,760
8,400	Goldman Sachs Group, Inc.	1,214,472
7,200	Hartford Financial Services Group, Inc.	165,240
5,000	Health Care Property Investors, Inc.	179,900
2,200	Health Care REIT, Inc.	104,148
10,747	Host Hotels & Resorts, Inc.	155,617
8,600	Hudson City Bancorp, Inc.	105,436
11,716	Huntington Bancshares, Inc.	66,430
1,200	IntercontinentalExchange, Inc.[a]	125,664
7,600	Invesco, Ltd.	161,348
64,524	J.P. Morgan Chase & Company	2,456,429
3,000	Janus Capital Group, Inc.	32,850
14,300	KeyCorp	113,828
6,600	Kimco Realty Corporation	103,950
2,500	Legg Mason, Inc.	75,775
3,200	Leucadia National Corporation[a]	75,584
5,111	Lincoln National Corporation	122,255
5,200	Loews Corporation	197,080
1,400	M&T Bank Corporation[b]	114,534
8,800	Marsh & McLennan Companies, Inc.	212,256
8,600	Marshall & Ilsley Corporation	60,544
14,716	MetLife, Inc.	565,830
3,300	Moody’s Corporation[b]	82,434
22,790	Morgan Stanley	562,457
2,300	Nasdaq OMX Group, Inc.[a]	44,689
3,900	Northern Trust Corporation	188,136
4,200	NYSE Euronext	119,994
6,000	People’s United Financial, Inc.	78,540
2,600	Plum Creek Timber Company, Inc.[b]	91,780
8,520	PNC Financial Services Group, Inc.	442,273
5,200	Principal Financial Group, Inc.	134,784
10,900	Progressive Corporation	227,483

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Financials (9.9%) - continued
7,800	ProLogis	$91,884
7,600	Prudential Financial, Inc.	411,768
2,300	Public Storage, Inc.	223,192
20,500	Regions Financial Corporation	149,035
4,753	Simon Property Group, Inc.	440,793
7,900	SLM Corporation[a]	91,245
8,200	State Street Corporation	308,812
8,100	SunTrust Banks, Inc.	209,223
4,200	T. Rowe Price Group, Inc.	210,273
1,300	Torchmark Corporation	69,082
7,625	Travelers Companies, Inc.	397,262
31,221	U.S. Bancorp	674,998
5,358	Unum Group	118,680
2,600	Ventas, Inc.	134,082
2,670	Vornado Realty Trust	228,365
85,182	Wells Fargo & Company	2,140,624
5,600	XL Group plc	121,296
2,800	Zions Bancorporation[b]	59,808

	Total Financials	26,199,974

Health Care (7.4%)
25,100	Abbott Laboratories	1,311,224
6,756	Aetna, Inc.	213,557
5,000	Allergan, Inc.	332,650
4,500	AmerisourceBergen Corporation	137,970
15,652	Amgen, Inc.[a]	862,582
9,500	Baxter International, Inc.	453,245
3,800	Becton, Dickinson and Company	281,580
3,930	Biogen Idec, Inc.[a]	220,552
24,750	Boston Scientific Corporation[a]	151,717
27,905	Bristol-Myers Squibb Company	756,505
1,500	C.R. Bard, Inc.	122,145
5,675	Cardinal Health, Inc.	187,502
3,687	CareFusion Corporation[a]	91,585
7,500	Celgene Corporation[a]	432,075
1,200	Cephalon, Inc.[a]	74,928
1,200	Cerner Corporation[a]	100,788
4,400	CIGNA Corporation	157,432
2,450	Coventry Health Care, Inc.[a]	52,748
1,700	DaVita, Inc.[a]	117,351
2,300	Dentsply International, Inc.	73,531
16,500	Eli Lilly and Company	602,745
8,800	Express Scripts, Inc.[a]	428,560
4,600	Forest Laboratories, Inc.[a]	142,278
4,100	Genzyme Corporation[a]	290,239
13,700	Gilead Sciences, Inc.[a]	487,857
2,730	Hospira, Inc.[a]	155,637
2,800	Humana, Inc.[a]	140,672
600	Intuitive Surgical, Inc.[a]	170,244
44,806	Johnson & Johnson	2,776,180
4,033	King Pharmaceuticals, Inc.[a]	40,169
1,700	Laboratory Corporation of America Holdings[a]	133,331
2,937	Life Technologies Corporation[a]	137,128
4,280	McKesson Corporation	264,418
7,110	Medco Health Solutions, Inc.[a]	370,147
17,600	Medtronic, Inc.	591,008
50,127	Merck & Company, Inc.	1,845,175
5,000	Mylan, Inc.[a,b]	94,050
1,600	Patterson Companies, Inc.	45,840
1,900	PerkinElmer, Inc.	43,966
130,855	Pfizer, Inc.	2,246,780
2,400	Quest Diagnostics, Inc.	121,128
5,380	St. Jude Medical, Inc.[a]	211,649

Shares	Common Stock (63.7%)	Value
Health Care (7.4%) - continued
5,600	Stryker Corporation	$280,280
7,950	Tenet Healthcare Corporation[a]	37,524
6,600	Thermo Fisher Scientific, Inc.[a]	316,008
18,300	UnitedHealth Group, Inc.	642,513
2,000	Varian Medical Systems, Inc.[a]	121,000
1,500	Waters Corporation[a]	106,170
1,700	Watson Pharmaceuticals, Inc.[a]	71,927
6,500	WellPoint, Inc.[a]	368,160
3,290	Zimmer Holdings, Inc.[a]	172,166

	Total Health Care	19,586,616

Industrials (6.9%)
11,600	3M Company	1,005,836
1,800	Avery Dennison Corporation	66,816
11,928	Boeing Company	793,689
2,700	C.H. Robinson Worldwide, Inc.	188,784
10,300	Caterpillar, Inc.	810,404
2,200	Cintas Corporation	60,610
6,200	CSX Corporation	342,984
3,200	Cummins, Inc.	289,856
8,700	Danaher Corporation	353,307
6,900	Deere & Company	481,482
3,000	Dover Corporation	156,630
800	Dun & Bradstreet Corporation	59,312
2,700	Eaton Corporation	222,723
12,300	Emerson Electric Company	647,718
2,000	Equifax, Inc.	62,400
3,500	Expeditors International of Washington, Inc.	161,805
2,400	Fastenal Company[b]	127,656
5,140	FedEx Corporation	439,470
900	First Solar, Inc.[a]	132,615
900	Flowserve Corporation	98,478
2,900	Fluor Corporation	143,637
6,200	General Dynamics Corporation	389,422
174,100	General Electric Company	2,829,125
2,000	Goodrich Corporation	147,460
12,537	Honeywell International, Inc.	550,876
8,200	Illinois Tool Works, Inc.	385,564
3,300	Iron Mountain, Inc.	73,722
3,000	ITT Corporation	140,490
2,000	Jacobs Engineering Group, Inc.[a]	77,400
1,900	L-3 Communications Holdings, Inc.	137,313
4,800	Lockheed Martin Corporation	342,144
5,800	Masco Corporation	63,858
6,000	Norfolk Southern Corporation	357,060
4,806	Northrop Grumman Corporation	291,388
5,950	PACCAR, Inc.	286,492
1,900	Pall Corporation	79,116
2,650	Parker Hannifin Corporation	185,659
3,400	Pitney Bowes, Inc.	72,692
2,300	Precision Castparts Corporation	292,905
3,400	Quanta Services, Inc.[a]	64,872
3,400	R.R. Donnelley & Sons Company	57,664
6,100	Raytheon Company	278,831
5,005	Republic Services, Inc.	152,602
2,400	Robert Half International, Inc.	62,400
2,300	Rockwell Automation, Inc.	141,979
2,600	Rockwell Collins, Inc.	151,450
1,500	Roper Industries, Inc.	97,770
900	Ryder System, Inc.	38,493
12,180	Southwest Airlines Company	159,193
1,400	Stericycle, Inc.[a]	97,272

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Industrials (6.9%) - continued
4,500	Textron, Inc.	$92,520
8,100	Tyco International, Ltd.	297,513
8,100	Union Pacific Corporation	662,580
16,100	United Parcel Service, Inc.	1,073,709
15,100	United Technologies Corporation	1,075,573
1,000	W.W. Grainger, Inc.	119,110
7,730	Waste Management, Inc.	276,270

	Total Industrials	18,248,699

Information Technology (12.0%)
8,600	Adobe Systems, Inc.[a]	224,890
9,200	Advanced Micro Devices, Inc.[a]	65,412
5,663	Agilent Technologies, Inc.[a]	188,974
3,000	Akamai Technologies, Inc.[a]	150,540
5,000	Altera Corporation	150,800
2,800	Amphenol Corporation	137,144
4,900	Analog Devices, Inc.	153,762
14,900	Apple, Inc.[a]	4,227,875
21,800	Applied Materials, Inc.	254,624
3,700	Autodesk, Inc.[a]	118,289
8,000	Automatic Data Processing, Inc.	336,240
2,900	BMC Software, Inc.[a]	117,392
7,250	Broadcom Corporation	256,578
6,275	CA, Inc.	132,528
93,000	Cisco Systems, Inc.[a]	2,036,700
3,000	Citrix Systems, Inc.[a]	204,720
4,900	Cognizant Technology Solutions Corporation[a]	315,903
2,500	Computer Sciences Corporation	115,000
3,600	Compuware Corporation[a]	30,708
25,400	Corning, Inc.	464,312
27,600	Dell, Inc.[a]	357,696
18,800	eBay, Inc.[a]	458,720
5,400	Electronic Arts, Inc.[a]	88,722
33,424	EMC Corporation[a]	678,841
4,300	Fidelity National Information Services, Inc.	116,659
2,450	Fiserv, Inc.[a]	131,859
2,600	FLIR Systems, Inc.[a]	66,820
2,400	GameStop Corporation[a]	47,304
4,000	Google, Inc.[a]	2,103,160
2,100	Harris Corporation	93,009
36,961	Hewlett-Packard Company	1,554,949
90,700	Intel Corporation	1,744,161
20,500	International Business Machines Corporation	2,749,870
4,600	Intuit, Inc.[a]	201,526
3,200	Jabil Circuit, Inc.	46,112
3,600	JDS Uniphase Corporation[a]	44,604
8,500	Juniper Networks, Inc.[a]	257,975
2,700	KLA-Tencor Corporation	95,121
1,300	Lexmark International, Inc.[a]	58,006
3,700	Linear Technology Corporation	113,701
10,500	LSI Corporation[a]	47,880
1,600	MasterCard, Inc.	358,400
2,500	McAfee, Inc.[a]	118,150
3,700	MEMC Electronic Materials, Inc.[a]	44,104
3,000	Microchip Technology, Inc.[b]	94,350
13,900	Micron Technology, Inc.[a]	100,219
124,000	Microsoft Corporation	3,036,760
2,250	Molex, Inc.[b]	47,093
2,100	Monster Worldwide, Inc.[a,b]	27,216
38,021	Motorola, Inc.[a]	324,319

Shares	Common Stock (63.7%)	Value
Information Technology (12.0%) - continued
3,900	National Semiconductor Corporation	$49,803
5,800	NETAPP, Inc.[a]	288,782
5,700	Novell, Inc.[a]	34,029
1,500	Novellus Systems, Inc.[a]	39,870
9,350	NVIDIA Corporation[a]	109,208
63,059	Oracle Corporation	1,693,134
5,250	Paychex, Inc.	144,323
1,800	QLogic Corporation[a]	31,752
26,100	QUALCOMM, Inc.	1,177,632
3,100	Red Hat, Inc.[a]	127,100
4,800	SAIC, Inc.[a]	76,704
1,900	Salesforce.com, Inc.[a]	212,420
3,800	SanDisk Corporation[a]	139,270
12,872	Symantec Corporation[a]	195,268
6,200	Tellabs, Inc.	46,190
2,700	Teradata Corporation[a]	104,112
3,000	Teradyne, Inc.[a]	33,420
19,500	Texas Instruments, Inc.	529,230
2,700	Total System Services, Inc.	41,148
2,800	VeriSign, Inc.[a]	88,872
8,100	Visa, Inc.	601,506
3,700	Western Digital Corporation[a]	105,043
10,762	Western Union Company	190,165
22,483	Xerox Corporation	232,699
4,200	Xilinx, Inc.	111,762
22,000	Yahoo!, Inc.[a]	311,740

	Total Information Technology	31,604,879

Materials (2.3%)
3,500	Air Products and Chemicals, Inc.	289,870
1,200	Airgas, Inc.	81,540
1,800	AK Steel Holding Corporation	24,858
16,664	Alcoa, Inc.	201,801
1,581	Allegheny Technologies, Inc.	73,438
1,500	Ball Corporation	88,275
1,800	Bemis Company, Inc.	57,150
1,200	CF Industries Holdings, Inc.	114,600
2,200	Cliffs Natural Resources, Inc.	140,624
18,877	Dow Chemical Company	518,362
14,719	E.I. du Pont de Nemours and Company	656,762
1,200	Eastman Chemical Company	88,800
3,800	Ecolab, Inc.	192,812
1,200	FMC Corporation	82,092
7,644	Freeport-McMoRan Copper & Gold, Inc.	652,721
1,300	International Flavors & Fragrances, Inc.	63,076
7,121	International Paper Company	154,882
2,780	MeadWestvaco Corporation	67,776
8,766	Monsanto Company	420,154
8,017	Newmont Mining Corporation	503,548
5,100	Nucor Corporation	194,820
2,700	Owens-Illinois, Inc.[a]	75,762
2,200	Pactiv Corporation[a]	72,556
2,700	PPG Industries, Inc.	196,560
5,000	Praxair, Inc.	451,300
2,628	Sealed Air Corporation	59,078
2,000	Sigma-Aldrich Corporation	120,760
1,500	Titanium Metals Corporation[a]	29,940
2,300	United States Steel Corporation[b]	100,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Materials (2.3%) - continued
2,100	Vulcan Materials Company	$77,532
8,740	Weyerhaeuser Company	137,742

	Total Materials	5,990,023

Telecommunications Services (2.1%)
6,500	American Tower Corporation[a]	333,190
96,179	AT&T, Inc.	2,750,719
4,894	CenturyLink, Inc.	193,117
16,110	Frontier Communications Corporation	131,619
4,300	MetroPCS Communications, Inc.[a]	44,978
28,318	Qwest Communications International, Inc.	177,554
48,569	Sprint Nextel Corporation[a]	224,875
46,070	Verizon Communications, Inc.	1,501,421
7,917	Windstream Corporation	97,300

	Total Telecommunications Services	5,454,773

Utilities (2.3%)
10,900	AES Corporation[a]	123,715
2,800	Allegheny Energy, Inc.	68,656
3,900	Ameren Corporation	110,760
7,840	American Electric Power Company, Inc.	284,043
6,824	CenterPoint Energy, Inc.	107,273
3,700	CMS Energy Corporation	66,674
4,600	Consolidated Edison, Inc.	221,812
3,300	Constellation Energy Group, Inc.	106,392
9,630	Dominion Resources, Inc.	420,446
2,700	DTE Energy Company	124,011
21,442	Duke Energy Corporation	379,738
5,300	Edison International, Inc.	182,267
3,000	Entergy Corporation	229,590
2,400	EQT Corporation	86,544
10,774	Exelon Corporation	458,757
5,000	FirstEnergy Corporation	192,700
1,307	Integrys Energy Group, Inc.	68,042
6,800	NextEra Energy, Inc.	369,852
700	Nicor, Inc.	32,074
4,534	NiSource, Inc.	78,892
2,900	Northeast Utilities	85,753
4,100	NRG Energy, Inc.[a]	85,362
1,700	ONEOK, Inc.	76,568
3,600	Pepco Holdings, Inc.	66,960
6,400	PG&E Corporation	290,688
1,800	Pinnacle West Capital Corporation	74,286
7,900	PPL Corporation	215,117
4,791	Progress Energy, Inc.	212,816
8,200	Public Service Enterprise Group, Inc.	271,256
1,800	SCANA Corporation	72,576
3,987	Sempra Energy	214,501
13,500	Southern Company	502,740
3,500	TECO Energy, Inc.	60,620
1,900	Wisconsin Energy Corporation	109,820
7,510	Xcel Energy, Inc.	172,505

	Total Utilities	6,223,806

	Total Common Stock (cost $157,744,876)	168,325,024

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Asset-Backed Securities (1.5%)
	Countrywide Asset-Backed Certificates
$547,570	6.085%, 6/25/2021[c]	$206,721
568,445	5.549%, 8/25/2021[c]	413,226
	Credit Based Asset Servicing and Securitization, LLC
349,312	5.501%, 12/25/2036	248,946
	First Horizon ABS Trust
592,959	0.386%, 10/25/2010[c,d]	422,432
1,027,366	0.416%, 10/25/2010[c,d]	533,930
	GMAC Mortgage Corporation Loan Trust
1,511,592	0.436%, 10/25/2010[c,d]	764,273
910,636	0.436%, 10/25/2010[c,d]	486,047
	IndyMac Seconds Asset-Backed Trust
437,736	0.426%, 10/25/2010[c,d]	81,931
	Wachovia Asset Securitization, Inc.
1,146,529	0.396%, 10/25/2010[c,d,e]	761,295

	Total Asset-Backed Securities	3,918,801

Basic Materials (0.1%)
	Corporacion Nacional del Cobre de Chile
300,000	6.375%, 11/30/2012[f]	330,160

	Total Basic Materials	330,160

Capital Goods (0.2%)
	John Deere Capital Corporation
300,000	7.000%, 3/15/2012	326,283
	United Technologies Corporation
225,000	6.050%, 6/1/2036	266,347

	Total Capital Goods	592,630

Collateralized Mortgage Obligations (0.4%)
	Bear Stearns Mortgage Funding Trust
320,761	0.536%, 10/25/2010[d]	64,774
	Merrill Lynch Mortgage Investors, Inc.
922,995	2.752%, 6/25/2035	821,895
	Thornburg Mortgage Securities Trust
407,506	0.366%, 10/25/2010[d]	396,293

	Total Collateralized Mortgage Obligations	1,282,962

Commercial Mortgage-Backed Securities (3.8%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.837%, 6/10/2049	619,176
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.407%, 10/15/2010[d,e]	2,283,027
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.387%, 10/15/2010[d,e]	1,700,042
750,000	5.306%, 12/10/2046	779,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Commercial Mortgage-Backed Securities (3.8%) - continued
	Credit Suisse Mortgage Capital Certificates
$2,000,000	0.427%, 10/15/2010[d,f]	$1,760,218
700,000	5.467%, 9/15/2039	736,679
	General Electric Commercial Mortgage Corporation
200,000	4.641%, 3/10/2040	207,368
	GS Mortgage Securities Corporation II
1,000,000	0.388%, 10/6/2010[d,f]	955,006
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.336%, 5/15/2047	832,006

	Total Commercial Mortgage-Backed Securities	9,873,254

Communications Services (0.9%)
	America Movil SA de CV
150,000	5.000%, 3/30/2020	161,781
	AT&T, Inc.
225,000	5.875%, 2/1/2012	239,634
200,000	6.400%, 5/15/2038	228,580
	CBS Corporation
200,000	7.875%, 9/1/2023	241,135
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	126,142
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[f]	255,060
	News America, Inc.
225,000	6.400%, 12/15/2035	249,518
	Telecom Italia Capital SA
550,000	5.250%, 11/15/2013	590,918
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	245,668

	Total Communications Services	2,338,436

Consumer Cyclical (0.5%)
	Toyota Motor Credit Corporation
175,000	4.500%, 6/17/2020	194,365
	Wal-Mart Stores, Inc.
450,000	7.550%, 2/15/2030	609,028
	Walt Disney Company
500,000	5.625%, 9/15/2016	601,211

	Total Consumer Cyclical	1,404,604

Consumer Non-Cyclical (0.8%)
	AmerisourceBergen Corporation
300,000	4.875%, 11/15/2019	324,149
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	227,375
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	248,613
	Kellogg Company
400,000	4.250%, 3/6/2013	429,000
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	246,482
	Wyeth
450,000	6.000%, 2/15/2036	529,421

	Total Consumer Non-Cyclical	2,005,040

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Energy (0.2%)
	Energy Transfer Partners, LP
$300,000	6.700%, 7/1/2018	$349,405
	Petro-Canada
200,000	6.800%, 5/15/2038	237,074

	Total Energy	586,479

Financials (3.0%)
	BAC Capital Trust XI
225,000	6.625%, 5/23/2036	232,266
	Bank of America Corporation
250,000	6.500%, 8/1/2016	281,100
	Bank One Corporation
750,000	5.900%, 11/15/2011	790,671
	Barclays Bank plc
200,000	5.000%, 9/22/2016	218,826
	BNP Paribas SA
900,000	5.186%, 6/29/2015[f]	846,000
	Chubb Corporation
400,000	6.500%, 5/15/2038	488,592
	CIGNA Corporation
300,000	6.350%, 3/15/2018	352,738
	Citigroup, Inc.
250,000	2.384%, 11/15/2010[d]	251,759
225,000	General Electric Capital Corporation 5.875%, 1/14/2038	228,515
	Goldman Sachs Group, Inc.
675,000	6.600%, 1/15/2012	719,399
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	321,170
	HSBC Finance Corporation
500,000	5.000%, 6/30/2015	544,526
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	231,968
	Lloyds TSB Bank plc
150,000	5.800%, 1/13/2020[f]	157,137
	Merrill Lynch & Company, Inc.
450,000	5.000%, 2/3/2014	479,314
	MetLife, Inc.
150,000	5.000%, 6/15/2015	166,470
	Preferred Term Securities XXIII, Ltd.
1,177,731	0.492%, 12/22/2010[d,e]	577,088
	ProLogis
100,000	6.875%, 3/15/2020	98,311
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	228,985
	Rabobank Nederland NV
150,000	4.750%, 1/15/2020[f]	164,153
	Wachovia Bank NA
425,000	4.875%, 2/1/2015	460,317
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[g]	1,000

	Total Financials	7,840,305

Foreign Government (1.0%)
	Chile Government International Bond
150,000	3.875%, 8/5/2020	155,591
	Italy Government International Bond
750,000	4.375%, 6/15/2013	795,099
300,000	5.375%, 6/12/2017	331,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Foreign Government (1.0%) - continued
	Newfoundland Government Notes
$500,000	8.650%, 10/22/2022	$731,614
	Quebec Government Notes
600,000	4.875%, 5/5/2014	676,250

	Total Foreign Government	2,689,780

Mortgage-Backed Securities (10.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,302	7.000%, 2/1/2011	1,315
3,397	6.000%, 5/1/2012	3,673
2,394	7.000%, 8/1/2012	2,514
5,113	6.500%, 11/1/2012	5,534
22,732	6.000%, 2/1/2014	24,578
45,018	5.500%, 4/1/2014	48,448
22,905	6.000%, 4/1/2014	24,765
16,939	6.000%, 4/1/2014	18,315
22,356	6.500%, 6/1/2014	24,195
15,473	7.500%, 9/1/2014	16,567
588,428	5.500%, 12/1/2017	634,741
5,350,000	4.000%, 10/1/2025[h]	5,584,062
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
17,156	6.500%, 4/1/2024	18,844
28,964	9.000%, 11/1/2024	33,817
1,717	9.000%, 4/1/2025	2,004
2,556	7.000%, 9/1/2025	2,885
2,849	8.500%, 9/1/2025	3,317
2,666	8.000%, 1/1/2026	3,064
1,376	6.500%, 5/1/2026	1,519
1,116	7.000%, 5/1/2026	1,262
10,040	6.000%, 7/1/2026	10,921
1,252	7.500%, 7/1/2026	1,423
386	7.500%, 8/1/2026	439
2,295	8.000%, 11/1/2026	2,641
2,565	7.500%, 1/1/2027	2,915
4,389	6.500%, 2/1/2027	4,859
7,407	7.000%, 2/1/2027	8,380
18,396	8.000%, 3/1/2027	21,171
4,834	7.500%, 4/1/2027	5,499
1,976	7.000%, 5/1/2027	2,236
12,849	8.000%, 6/1/2027	14,802
4,475	8.500%, 7/1/2027	5,227
5,330	7.000%, 9/1/2027	6,031
7,598	8.000%, 10/1/2027	8,752
7,376	7.500%, 11/1/2027	8,391
3,281	7.500%, 12/1/2027	3,732
27,378	6.500%, 6/1/2028	30,398
10,931	7.000%, 10/1/2028	12,378
60,538	6.500%, 11/1/2028	67,218
47,344	6.000%, 3/1/2029	52,119
20,960	6.500%, 4/1/2029	23,272
43,590	6.000%, 5/1/2029	47,987
47,769	7.000%, 5/1/2029	54,138
17,647	6.500%, 7/1/2029	19,594
18,906	6.500%, 8/1/2029	20,992
7,859	7.000%, 9/1/2029	8,907
9,269	7.000%, 10/1/2029	10,505
7,118	7.500%, 11/1/2029	8,111
8,867	7.000%, 1/1/2030	10,057

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Mortgage-Backed Securities (10.9%) - continued
$15,168	7.500%, 1/1/2030	$17,296
6,696	8.000%, 8/1/2030	7,710
36,085	6.000%, 3/1/2031	39,657
114,036	6.000%, 6/1/2031	125,324
97,743	6.000%, 1/1/2032	107,418
6,500,000	5.000%, 10/1/2040[h]	6,827,028
3,050,000	6.000%, 10/1/2040[h]	3,269,695
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
201	6.000%, 2/1/2011	217
1,162	7.000%, 6/1/2011	1,195
289	6.500%, 7/1/2011	313
173	7.500%, 7/1/2011	175
5,694	6.500%, 5/1/2012	6,162
1,974	6.500%, 7/1/2012	2,136
8,927	7.000%, 10/1/2012	9,370
1,612	6.500%, 6/1/2013	1,744
19,860	6.000%, 11/1/2013	21,450
48,733	5.500%, 12/1/2013	52,481
23,193	6.000%, 12/1/2013	25,050
6,502	7.500%, 4/1/2015	7,082
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,939	10.500%, 8/1/2020	5,709
5,523	9.500%, 4/1/2025	6,456
1,027	7.500%, 9/1/2025	1,166
2,327	8.500%, 11/1/2025	2,698
6,725	6.500%, 2/1/2026	7,403
3,423	7.000%, 3/1/2026	3,873
5,108	6.500%, 4/1/2026	5,623
1,519	8.500%, 5/1/2026	1,764
2,183	7.500%, 7/1/2026	2,484
13,089	7.500%, 8/1/2026	14,895
1,821	8.000%, 8/1/2026	2,107
6,102	7.000%, 11/1/2026	6,904
2,249	8.000%, 11/1/2026	2,601
629	7.500%, 12/1/2026	716
1,625	7.500%, 2/1/2027	1,849
4,523	7.000%, 3/1/2027	5,117
5,331	7.500%, 5/1/2027	6,072
8,462	6.500%, 7/1/2027	9,315
9,732	7.000%, 7/1/2027	11,022
1,212	7.500%, 8/1/2027	1,381
28,367	8.000%, 9/1/2027	32,852
7,037	7.000%, 10/1/2027	7,970
36,348	7.500%, 12/1/2027	41,406
3,969	8.000%, 12/1/2027	4,597
11,922	6.500%, 2/1/2028	13,124
6,092	7.000%, 2/1/2028	6,900
73,050	6.500%, 7/1/2028	81,830
30,577	7.000%, 8/1/2028	34,661
16,207	6.500%, 11/1/2028	18,155
38,588	6.500%, 11/1/2028	43,226
2,155	7.000%, 11/1/2028	2,443
51,091	6.000%, 12/1/2028	56,379
28,692	7.000%, 12/1/2028	32,525
31,961	6.000%, 3/1/2029	35,249
33,510	6.500%, 6/1/2029	37,496
48,403	6.000%, 7/1/2029	53,384
2,063	6.500%, 7/1/2029	2,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Mortgage-Backed Securities (10.9%) - continued
$46,952	7.500%, 8/1/2029	$53,576
44,083	6.000%, 11/1/2029	48,619
18,657	7.000%, 11/1/2029	21,165
28,236	7.000%, 11/1/2029	32,032
14,490	8.500%, 4/1/2030	16,882
8,591	7.500%, 8/1/2030	9,809
83,822	6.500%, 7/1/2031	93,687
35,170	6.500%, 10/1/2031	39,309
41,310	6.500%, 12/1/2031	46,172
51,065	6.500%, 5/1/2032	56,978
288,071	6.500%, 7/1/2032	321,431
1,350,000	4.500%, 10/1/2040[h]	1,405,687
7,000,000	5.500%, 10/1/2040[h]	7,440,783
	Government National Mortgage Association 15-Yr. Pass Through
652	6.000%, 4/15/2011	707
472	6.500%, 6/15/2011	513
2,487	7.000%, 4/15/2012	2,627
23,160	6.000%, 7/15/2014	25,127
	Government National Mortgage Association 30-Yr. Pass Through
3,872	9.500%, 12/15/2024	4,562
5,355	9.500%, 1/15/2025	6,326
2,704	7.500%, 8/15/2025	3,086
10,616	7.000%, 1/15/2026	12,103
14,405	7.000%, 1/15/2026	16,422
11,103	7.000%, 4/15/2026	12,658
15,815	6.000%, 5/15/2026	17,306
6,019	7.000%, 5/15/2026	6,861
3,574	7.500%, 5/15/2026	4,078
15,324	7.000%, 6/15/2026	17,470
6,919	8.500%, 6/15/2026	8,251
2,517	8.500%, 7/15/2026	3,002
14,490	8.000%, 9/15/2026	17,038
3,762	7.500%, 10/15/2026	4,293
2,324	8.000%, 11/15/2026	2,733
2,749	8.500%, 11/15/2026	3,279
2,458	9.000%, 12/15/2026	2,887
16,780	7.500%, 4/15/2027	19,170
5,726	8.000%, 6/20/2027	6,722
1,171	8.000%, 8/15/2027	1,379
71,671	6.500%, 10/15/2027	80,223
20,127	7.000%, 10/15/2027	22,947
1,232	7.000%, 11/15/2027	1,404
23,343	7.000%, 11/15/2027	26,614
86,051	7.000%, 7/15/2028	98,197
16,464	7.500%, 7/15/2028	18,832
44,914	6.500%, 9/15/2028	50,568
64,494	6.000%, 12/15/2028	70,773
32,702	6.500%, 1/15/2029	36,737
192,780	6.500%, 3/15/2029	216,566
32,524	6.500%, 4/15/2029	36,537
18,838	7.000%, 4/15/2029	21,514
85,917	6.000%, 6/15/2029	94,281
43,500	7.000%, 6/15/2029	49,680
23,275	8.000%, 5/15/2030	27,548
35,894	7.000%, 9/15/2031	41,035

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Mortgage-Backed Securities (10.9%) - continued
$49,834	6.500%, 2/15/2032	$55,640

	Total Mortgage-Backed Securities	28,787,503

Technology (0.2%)
	International Business Machines Corporation
500,000	7.500%, 6/15/2013	585,947

	Total Technology	585,947

Transportation (0.1%)
	Union Pacific Corporation
125,000	6.500%, 4/15/2012	134,885

	Total Transportation	134,885

U.S. Government and Agencies (13.9%)
	Federal Home Loan Banks
500,000	0.875%, 8/22/2012	503,178
	Federal Home Loan Mortgage Corporation
500,000	1.125%, 7/27/2012	505,799
2,800,000	5.125%, 11/17/2017	3,322,514
	Federal National Mortgage Association
500,000	2.875%, 12/11/2013	530,905
1,500,000	5.625%, 4/17/2028	1,801,866
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,441,613
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	174,095
	U.S. Treasury Bonds
750,000	4.625%, 2/15/2040	876,328
	U.S. Treasury Notes
3,250,000	1.000%, 3/31/2012	3,282,110
1,000,000	0.625%, 7/31/2012	1,004,180
1,500,000	0.375%, 8/31/2012	1,498,887
6,500,000	1.125%, 6/15/2013	6,592,430
1,750,000	2.000%, 11/30/2013	1,821,641
1,000,000	4.250%, 8/15/2014	1,127,578
3,000,000	2.375%, 8/31/2014	3,165,234
1,250,000	1.875%, 6/30/2015	1,288,086
1,000,000	1.250%, 8/31/2015[b]	999,688
1,000,000	2.625%, 2/29/2016	1,062,734
1,750,000	3.000%, 2/28/2017	1,882,071
1,500,000	3.250%, 3/31/2017	1,635,938
2,000,000	3.625%, 8/15/2019	2,199,376
125,000	3.500%, 5/15/2020	135,684

	Total U.S. Government and Agencies	36,851,935

U.S. Municipals (0.1%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
150,000	5.720%, 12/1/2038	170,719

	Total U.S. Municipals	170,719

Utilities (0.7%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	250,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (38.3%)	Value
Utilities (0.7%) - continued
	Oncor Electric Delivery Company
$425,000	6.375%, 1/15/2015	$494,082
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	252,539
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	369,151
	Southern California Edison Company
225,000	5.000%, 1/15/2014	251,571
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	268,459

	Total Utilities	1,886,702

	Total Long-Term Fixed Income (cost $102,044,916)	101,280,142

Shares	Collateral Held for Securities Loaned (0.9%)	Value
2,291,270	Thrivent Financial Securities Lending Trust	2,291,270

	Total Collateral Held for Securities Loaned (cost $2,291,270)	2,291,270

Principal Amount	Short-Term Investments (6.6%)[i]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.150%, 10/13/2010	9,999,518
2,000,000	0.150%, 10/19/2010	1,999,850
	Federal National Mortgage Association Discount Notes
500,000	0.200%, 10/18/2010[j]	499,953
5,000,000	0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	17,498,800

	Total Investments (cost $279,579,862) 109.5%	$289,395,236

	Other Assets and Liabilities, Net (9.5%)	(25,211,709)

	Total Net Assets 100.0%	$264,183,527

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,000,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,177,731
Wachovia Asset Securitization, Inc.	3/16/2007	1,146,529

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $4,593,876 or 1.7% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At September 30, 2010, $499,953 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$59,550,670
Gross unrealized depreciation	(49,735,296)

Net unrealized appreciation (depreciation)	$9,815,374

Cost for federal income tax purposes	$279,579,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Balanced Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,682,019	17,682,019	–	–
Consumer Staples	19,005,745	19,005,745	–	–
Energy	18,328,490	18,328,490	–	–
Financials	26,199,974	26,199,974	–	–
Health Care	19,586,616	19,586,616	–	–
Industrials	18,248,699	18,248,699	–	–
Information Technology	31,604,879	31,604,879	–	–
Materials	5,990,023	5,990,023	–	–
Telecommunications Services	5,454,773	5,454,773	–	–
Utilities	6,223,806	6,223,806	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,918,801	–	3,157,506	761,295
Basic Materials	330,160	–	330,160	–
Capital Goods	592,630	–	592,630	–
Collateralized Mortgage Obligations	1,282,962	–	1,282,962	–
Commercial Mortgage-Backed Securities	9,873,254	–	9,873,254	–
Communications Services	2,338,436	–	2,338,436	–
Consumer Cyclical	1,404,604	–	1,404,604	–
Consumer Non-Cyclical	2,005,040	–	2,005,040	–
Energy	586,479	–	586,479	–
Financials	7,840,305	–	7,263,217	577,088
Foreign Government	2,689,780	–	2,689,780	–
Mortgage-Backed Securities	28,787,503	–	28,787,503	–
Technology	585,947	–	585,947	–
Transportation	134,885	–	134,885	–
U.S. Government and Agencies	36,851,935	–	36,851,935	–
U.S. Municipals	170,719	–	170,719	–
Utilities	1,886,702	–	1,886,702	–
Collateral Held for Securities Loaned	2,291,270	2,291,270	–	–
Short-Term Investments	17,498,800	–	17,498,800	–

Total	$289,395,236	$170,616,294	$117,440,559	$1,338,383

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	64,620	64,620	–	–

Total Asset Derivatives	$64,620	$64,620	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income Asset-Backed Securities	628,952	–	–	264,849	(132,506)	–	–	761,295
Financials	537,229	–	–	55,970	(16,111)	–	–	577,088

Total	$1,166,181	$–	$–	$320,819	($ 148,617)	$–	$–	$1,338,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Balanced Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	16	December 2010	$4,482,180	$4,546,800	$64,620
Total Futures Contracts					$64,620

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$4,467,865	$47,634,062	$49,810,657	2,291,270	$2,291,270	$8,328
Total Value and Income Earned	4,467,865				2,291,270	8,328

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

High Yield Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Consumer Non-Cyclical (0.1%)
	Spectrum Brands, Inc., Term Loan
$390,000	8.050%, 6/16/2016	$395,850

	Total Consumer Non-Cyclical	395,850

Financials (0.5%)
	Nuveen Investments, Inc., Term Loan
3,605,000	12.500%, 7/31/2015	3,902,412

	Total Financials	3,902,412

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,584,000	8.750%, 9/27/2013	1,602,818

	Total Transportation	1,602,818

Utilities (1.1%)
	Energy Future Holdings, Term Loan
11,167,420	3.923%, 10/10/2014	8,671,725

	Total Utilities	8,671,725

	Total Bank Loans (cost $15,476,264)	14,572,805

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (0.7%)
	Countrywide Asset-Backed Certificates
648,939	0.366%, 10/25/2010[b,c]	547,626
	J.P. Morgan Mortgage Trust
2,600,000	5.461%, 10/25/2036	1,968,990
	Renaissance Home Equity Loan Trust
2,680,764	5.746%, 5/25/2036	1,939,729
1,800,000	6.011%, 5/25/2036	1,285,106

	Total Asset-Backed Securities	5,741,451

Basic Materials (8.7%)
	ABI Escrow Corporation
2,660,000	10.250%, 10/15/2018[d,e]	2,706,550
	Arch Coal, Inc.
1,650,000	7.250%, 10/1/2020	1,742,813
	Arch Western Finance, LLC
1,779,000	6.750%, 7/1/2013	1,799,014
	Cascades, Inc.
1,000,000	7.750%, 12/15/2017	1,042,500
1,760,000	7.875%, 1/15/2020	1,834,800
	Cellu Tissue Holdings, Inc.
1,550,000	11.500%, 6/1/2014	1,821,250
	CF Industries, Inc.
2,130,000	6.875%, 5/1/2018	2,292,412
	CONSOL Energy, Inc.
1,900,000	8.000%, 4/1/2017[d]	2,056,750
2,770,000	8.250%, 4/1/2020[d]	3,026,225
	Domtar Corporation
3,590,000	7.125%, 8/15/2015	3,877,200
1,630,000	10.750%, 6/1/2017	2,029,350
	Drummond Company, Inc.
800,000	9.000%, 10/15/2014[d]	845,000
4,495,000	7.375%, 2/15/2016	4,579,281

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Basic Materials (8.7%) - continued
	FMG Finance, Pty., Ltd.
$5,235,000	10.625%, 9/1/2016[d]	$6,445,594
	Graphic Packaging International, Inc.
800,000	9.500%, 6/15/2017	852,000
1,600,000	7.875%, 10/1/2018	1,644,000
	Griffin Coal Mining Company, Pty., Ltd.
1,735,000	9.500%, 12/1/2016[d,f]	1,025,819
	Hexion Finance Escrow, LLC
5,090,000	8.875%, 2/1/2018[g]	4,988,200
	LBI Escrow Corporation
2,600,000	8.000%, 11/1/2017[d]	2,840,500
	Lyondell Chemical Company
2,696,790	11.000%, 5/1/2018	2,983,324
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019[g]	5,953,612
	Ryerson Holding Corporation
4,770,000	Zero Coupon, 2/1/2015[d]	2,098,800
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015[g]	2,369,000
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018[d]	1,680,000
	Steel Dynamics, Inc.
3,330,000	7.750%, 4/15/2016	3,463,200
	Teck Resources, Ltd.
1,121,000	10.750%, 5/15/2019	1,411,675

	Total Basic Materials	67,408,869

Capital Goods (8.4%)
	Associated Materials, LLC
2,140,000	9.875%, 11/15/2016	2,589,400
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020	3,794,400
	Berry Plastics Escrow Corporation
2,550,000	8.875%, 9/15/2014	2,467,125
	Berry Plastics Holding Corporation
1,800,000	8.875%, 9/15/2014[g]	1,750,500
	Case New Holland, Inc.
3,200,000	7.875%, 12/1/2017[d]	3,476,000
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,474,450
	DRS Technologies, Inc.
3,400,000	6.625%, 2/1/2016	3,488,169
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018[d]	2,855,375
	General Cable Corporation, Convertible
2,257,000	4.500%, 11/15/2019[h]	2,265,464
	Goodman Global Group, Inc.
4,800,000	Zero Coupon, 12/15/2014	3,072,000
	Graham Packaging Company, LP
1,060,000	8.250%, 10/1/2018[d]	1,077,225
	Graham Packaging Company, LP/GPC Capital Corporation I
3,515,000	9.875%, 10/15/2014[g]	3,646,812
2,550,000	8.250%, 1/1/2017[d]	2,588,250
	Leucadia National Corporation
6,100,000	7.125%, 3/15/2017	6,115,250
	Liberty Tire Recycling
2,660,000	11.000%, 10/1/2016[d]	2,713,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

High Yield Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Capital Goods (8.4%) - continued
	Norcraft Companies, LP/Norcraft Finance Corporation
$1,610,000	10.500%, 12/15/2015	$1,682,450
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,721,575
	Plastipak Holdings, Inc.
2,995,000	8.500%, 12/15/2015[d]	3,099,825
500,000	10.625%, 8/15/2019[d]	555,000
	RBS Global, Inc./Rexnord Corporation
1,330,000	11.750%, 8/1/2016[g]	1,423,100
4,520,000	8.500%, 5/1/2018[g]	4,593,450
	RSC Equipment Rental, Inc.
2,800,000	9.500%, 12/1/2014	2,901,500
	United Rentals North America, Inc.
2,690,000	10.875%, 6/15/2016	3,036,338

	Total Capital Goods	65,386,858

Communications Services (15.4%)
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017[d]	4,308,438
	Cengage Learning Acquisitions, Inc.
5,340,000	10.500%, 1/15/2015[d]	5,306,625
	Cincinnati Bell, Inc.
7,980,000	8.250%, 10/15/2017	8,059,800
	Clear Channel Worldwide Holdings, Inc.
5,170,000	9.250%, 12/15/2017	5,518,975
	Cricket Communications, Inc.
2,670,000	9.375%, 11/1/2014[g]	2,763,450
	CSC Holdings, Inc.
3,450,000	8.500%, 6/15/2015	3,769,125
1,150,000	8.625%, 2/15/2019	1,293,750
	Equinix, Inc.
2,190,000	8.125%, 3/1/2018	2,337,825
	Frontier Communications Corporation
3,180,000	8.125%, 10/1/2018	3,474,150
	Intelsat Bermuda, Ltd.
6,823,906	11.500%, 2/4/2017[g]	7,395,408
	Intelsat Jackson Holdings SA
4,520,000	7.250%, 10/15/2020[d]	4,542,600
	Intelsat Jackson Holdings, Ltd.
2,380,000	8.500%, 11/1/2019[d]	2,582,300
	MetroPCS Wireless, Inc.
4,260,000	7.875%, 9/1/2018	4,387,800
	New Communications Holdings, Inc.
3,190,000	8.250%, 4/15/2017[g]	3,489,063
5,000,000	8.500%, 4/15/2020	5,518,750
	Nielsen Finance, LLC/Nielsen Finance Company
2,600,000	10.000%, 8/1/2014	2,733,250
1,500,000	11.500%, 5/1/2016[g]	1,702,500
2,800,000	7.750%, 10/15/2018	2,779,477
	NII Capital Corporation
5,330,000	8.875%, 12/15/2019	5,922,962
	PAETEC Holding Corporation
6,400,000	9.500%, 7/15/2015[g]	6,528,000
	Quebecor Media, Inc.
3,790,000	7.750%, 3/15/2016	3,908,438

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Communications Services (15.4%) - continued
	Qwest Communications International, Inc.
$4,760,000	7.500%, 2/15/2014	$4,855,200
1,620,000	7.500%, 2/15/2014	1,652,400
	TW Telecom Holdings, Inc.
2,400,000	8.000%, 3/1/2018	2,514,000
	Umbrella Acquisition
3,859,125	9.750%, 3/15/2015[d,g]	3,695,112
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[d]	4,792,500
	Videotron Ltee
2,290,000	9.125%, 4/15/2018	2,576,250
	Virgin Media Finance plc
5,240,000	9.125%, 8/15/2016	5,606,800
1,790,000	8.375%, 10/15/2019	1,964,525
	Wind Acquisition Holdings Finance SPA
3,661,604	12.250%, 7/15/2017[d]	3,922,493

	Total Communications Services	119,901,966

Consumer Cyclical (21.5%)
	AMC Entertainment, Inc.
3,190,000	8.750%, 6/1/2019[g]	3,361,463
	American Axle & Manufacturing, Inc.
2,150,000	5.250%, 2/11/2014[g]	2,034,438
2,130,000	7.875%, 3/1/2017[g]	2,111,363
	Ameristar Casinos, Inc.
3,190,000	9.250%, 6/1/2014[g]	3,405,325
	Beazer Homes USA, Inc.
4,250,000	6.875%, 7/15/2015	3,862,188
1,600,000	9.125%, 6/15/2018	1,498,000
	Bon-Ton Stores, Inc.
2,120,000	10.250%, 3/15/2014[g]	2,088,200
	Burlington Coat Factory Warehouse Corporation
4,150,000	11.125%, 4/15/2014	4,336,750
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
4,720,000	10.125%, 3/1/2012	4,389,600
	Cooper-Standard Automotive, Inc.
1,330,000	8.500%, 5/1/2018[d]	1,379,875
	FireKeepers Development Authority
4,600,000	13.875%, 5/1/2015[d]	5,359,000
	Ford Motor Credit Company, LLC
10,330,000	8.000%, 6/1/2014	11,296,082
5,320,000	7.000%, 4/15/2015	5,684,845
	Gaylord Entertainment Company
6,650,000	6.750%, 11/15/2014[g]	6,517,000
	Goodyear Tire & Rubber Company
3,200,000	10.500%, 5/15/2016[g]	3,624,000
3,190,000	8.250%, 8/15/2020[g]	3,357,475
	Harrah’s Operating Company, Inc.
4,250,000	10.000%, 12/15/2018[g]	3,394,687
	KB Home
3,460,000	6.250%, 6/15/2015	3,304,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Cyclical (21.5%) - continued
	Lear Corporation
$2,200,000	7.875%, 3/15/2018	$2,332,000
2,200,000	8.125%, 3/15/2020[g]	2,351,250
	Levi Strauss & Company
2,930,000	7.625%, 5/15/2020	3,039,875
	Macy’s Retail Holdings, Inc.
3,450,000	8.375%, 7/15/2015	3,950,250
	Marina District Finance Company, Inc.
2,660,000	9.500%, 10/15/2015[d,g]	2,580,200
530,000	9.875%, 8/15/2018[d,g]	511,450
	MGM Resorts International
2,140,000	6.750%, 9/1/2012	2,022,300
2,000,000	11.125%, 11/15/2017[g]	2,277,500
	NBTY, Inc.
1,060,000	9.000%, 10/1/2018[d]	1,113,000
	NCL Corporation, Ltd.
4,270,000	11.750%, 11/15/2016	4,782,400
	Norcraft Holdings, LP/Norcraft Capital Corporation
1,283,000	9.750%, 9/1/2012	1,202,813
	Peninsula Gaming, LLC
2,170,000	8.375%, 8/15/2015	2,256,800
2,940,000	10.750%, 8/15/2017	3,105,375
	Pinnacle Entertainment, Inc.
4,000,000	7.500%, 6/15/2015	3,870,000
	QVC, Inc.
1,150,000	7.125%, 4/15/2017[d]	1,190,250
3,750,000	7.375%, 10/15/2020[d]	3,881,250
	Realogy Corporation
2,120,000	10.500%, 4/15/2014[g]	1,802,000
	Rite Aid Corporation
1,900,000	7.500%, 3/1/2017	1,750,375
1,530,000	9.500%, 6/15/2017	1,285,200
	Sears Holdings Corporation
3,600,000	6.625%, 10/15/2018[d,e]	3,611,916
	Seminole Hard Rock Entertainment
2,870,000	2.792%, 12/15/2010[c,d]	2,518,425
	Seminole Indian Tribe of Florida
5,890,000	7.804%, 10/1/2020[d]	5,534,067
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,184,000
	Shingle Springs Tribal Gaming Authority
5,950,000	9.375%, 6/15/2015[d]	4,432,750
	Speedway Motorsports, Inc.
2,930,000	8.750%, 6/1/2016	3,164,400
	Starwood Hotels & Resorts Worldwide, Inc.
2,400,000	7.875%, 10/15/2014	2,688,000
	Toys R Us Property Company I, LLC
3,100,000	10.750%, 7/15/2017[g]	3,503,000
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[i]	4,310,888
	Universal City Development Partners, Ltd.
1,730,000	8.875%, 11/15/2015	1,784,062
2,670,000	10.875%, 11/15/2016	2,890,275
	West Corporation
2,130,000	9.500%, 10/15/2014[g]	2,228,512
1,250,000	8.625%, 10/1/2018[d]	1,275,000

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Cyclical (21.5%) - continued
	WMG Acquisition Corporation
$2,600,000	9.500%, 6/15/2016	$2,782,000
	Wyndham Worldwide Corporation
4,800,000	6.000%, 12/1/2016	5,007,475
925,000	5.750%, 2/1/2018	927,929
1,600,000	7.375%, 3/1/2020[g]	1,709,997

	Total Consumer Cyclical	166,861,575

Consumer Discretionary (0.2%)
	Libbey Glass, Inc.
1,710,000	10.000%, 2/15/2015[d]	1,838,250

	Total Consumer Discretionary	1,838,250

Consumer Non-Cyclical (12.9%)
	Apria Healthcare Group, Inc.
4,190,000	12.375%, 11/1/2014[g]	4,661,375
	Biomet, Inc.
2,090,000	10.375%, 10/15/2017[g]	2,319,900
1,810,000	11.625%, 10/15/2017	2,015,887
	Capella Healthcare, Inc.
3,960,000	9.250%, 7/1/2017[d]	4,237,200
	Diversey Holdings, Inc.
2,761,171	10.500%, 5/15/2020	3,161,541
	Diversey, Inc.
1,580,000	8.250%, 11/15/2019	1,690,600
	DJO Finance, LLC/DJO Finance Corporation
5,675,000	10.875%, 11/15/2014	6,171,562
	HCA, Inc.
3,664,000	9.625%, 11/15/2016	3,975,440
2,710,000	8.500%, 4/15/2019	3,021,650
4,270,000	7.250%, 9/15/2020	4,568,900
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,724,000
	Jarden Corporation
3,730,000	7.500%, 5/1/2017	3,860,550
1,070,000	7.500%, 1/15/2020[g]	1,112,800
	JBS Finance II, Ltd.
5,050,000	8.250%, 1/29/2018[d]	5,207,813
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,638,250
	Michael Foods, Inc.
3,190,000	9.750%, 7/15/2018[d]	3,413,300
	Mylan Inc., PA
3,210,000	7.875%, 7/15/2020[d]	3,438,712
	Omnicare, Inc.
3,940,000	6.875%, 12/15/2015	3,979,400
	Pinnacle Foods Finance, LLC
3,720,000	9.250%, 4/1/2015[g]	3,868,800
	Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corporation
1,070,000	9.250%, 4/1/2015[d]	1,112,800
	Revlon Consumer Products Corporation
3,200,000	9.750%, 11/15/2015	3,360,000
	Select Medical Corporation
1,700,000	6.237%, 3/15/2011[c,g]	1,500,250
4,775,000	7.625%, 2/1/2015	4,661,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Non-Cyclical (12.9%) - continued
	Spectrum Brands, Inc.
$1,600,000	9.500%, 6/15/2018[d]	$1,716,000
	Tenet Healthcare Corporation
4,260,000	8.000%, 8/1/2020[d,g]	4,249,350
	U.S. Oncology, Inc.
2,090,000	10.750%, 8/15/2014	2,173,600
	Valeant Pharmaceuticals International
3,200,000	8.375%, 6/15/2016	3,712,000
1,200,000	6.750%, 10/1/2017[d,g]	1,224,000
	Visant Corporation
2,790,000	10.000%, 10/1/2017[d]	2,915,550
	Warner Chilcott Company, LLC
7,650,000	7.750%, 9/15/2018[d]	7,860,375

	Total Consumer Non-Cyclical	100,553,199

Energy (10.3%)
	Anadarko Petroleum Corporation
3,190,000	6.375%, 9/15/2017	3,515,236
	Chesapeake Energy Corporation
3,190,000	6.875%, 8/15/2018	3,341,525
	Citgo Petroleum Corporation
5,050,000	11.500%, 7/1/2017[d]	5,592,875
	Coffeyville Resources, LLC
1,760,000	9.000%, 4/1/2015[d]	1,856,800
3,600,000	10.875%, 4/1/2017[d,g]	3,798,000
	Compagnie Generale de Geophysique-Veritas
1,940,000	7.500%, 5/15/2015	1,973,950
1,280,000	9.500%, 5/15/2016	1,382,400
	Connacher Oil and Gas, Ltd.
1,220,000	11.750%, 7/15/2014[d]	1,329,800
3,440,000	10.250%, 12/15/2015[d]	3,491,600
	Denbury Resources, Inc.
3,235,000	7.500%, 12/15/2015[g]	3,356,313
800,000	9.750%, 3/1/2016	898,000
428,000	8.250%, 2/15/2020	467,055
	Ferrellgas Partners, LP
2,960,000	6.750%, 5/1/2014	3,011,800
	Forest Oil Corporation
4,130,000	7.250%, 6/15/2019	4,222,925
	Harvest Operations Corporation
2,660,000	6.875%, 10/1/2017[d,e]	2,719,850
	Helix Energy Solutions Group, Inc.
2,950,000	9.500%, 1/15/2016[d]	2,986,875
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020[d]	2,385,000
2,195,000	7.750%, 2/1/2021[d]	2,214,206
	McJunkin Red Man Corporation
5,340,000	9.500%, 12/15/2016[d]	4,699,200
	Newfield Exploration Company
3,900,000	6.625%, 4/15/2016	4,056,000
	Petrohawk Energy Corporation
3,190,000	7.250%, 8/15/2018[d]	3,253,800
	PetroHawk Energy Corporation
850,000	10.500%, 8/1/2014	962,625
	Pioneer Natural Resources Company
3,200,000	7.500%, 1/15/2020[g]	3,521,274

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Energy (10.3%) - continued
	Plains Exploration & Production Company
$1,670,000	7.750%, 6/15/2015	$1,751,412
4,270,000	10.000%, 3/1/2016	4,867,800
	QEP Resources, Inc.
3,670,000	6.875%, 3/1/2021	3,972,775
	Southwestern Energy Company
2,950,000	7.500%, 2/1/2018	3,333,500
	Vantage Drilling Company
1,060,000	11.500%, 8/1/2015[d]	1,113,000

	Total Energy	80,075,596

Financials (4.1%)
	Ally Financial, Inc
5,590,000	7.500%, 9/15/2020[d]	5,953,350
	Bank of America Corporation
3,660,000	8.125%, 5/15/2018[g]	3,775,436
	CIT Group, Inc.
5,300,000	7.000%, 5/1/2017	5,187,375
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,305,341
	General Motors Acceptance Corporation, LLC
2,080,000	7.500%, 12/31/2013	2,210,000
	GMAC, Inc.
2,650,000	8.000%, 3/15/2020[d]	2,895,125
	ING Capital Funding Trust III
1,600,000	8.439%, 12/31/2049	1,536,000
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015[d]	2,407,500
1,950,000	8.750%, 3/15/2017[d]	2,091,375
1,600,000	8.875%, 9/1/2017[g]	1,728,000
	Pinafore, LLC
800,000	9.000%, 10/1/2018[d]	840,000

	Total Financials	31,929,502

Technology (3.2%)
	Advanced Micro Devices, Inc.
3,200,000	8.125%, 12/15/2017[g]	3,376,000
930,000	7.750%, 8/1/2020[d]	960,225
	First Data Corporation
3,910,000	9.875%, 9/24/2015[g]	3,196,425
	Freescale Semiconductor, Inc.
1,500,000	10.125%, 12/15/2016[g]	1,365,000
4,530,000	10.750%, 8/1/2020[d]	4,541,325
	NXP BV/NXP Funding, LLC
3,190,000	9.500%, 10/15/2015[g]	3,269,750
2,660,000	9.750%, 8/1/2018[d]	2,832,900
	Seagate Technology HDD Holdings
4,995,000	6.800%, 10/1/2016	5,094,900

	Total Technology	24,636,525

Transportation (2.5%)
	American Petroleum Tankers LLC
1,330,000	10.250%, 5/1/2015[d]	1,359,925
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[d]	3,041,250
	Delta Air Lines, Inc.
1,410,000	9.500%, 9/15/2014[d]	1,529,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

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(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Transportation (2.5%) - continued
	Kansas City Southern de Mexico SA de CV
$2,720,000	7.625%, 12/1/2013	$2,815,200
1,130,000	7.375%, 6/1/2014	1,169,550
	Navios Maritime Holdings, Inc.
3,300,000	9.500%, 12/15/2014	3,366,000
1,330,000	8.875%, 11/1/2017[d]	1,403,150
	United Air Lines, Inc.
2,188,968	9.750%, 1/15/2017	2,413,338
	United Maritime Group, LLC/United Maritime Group Finance Corporation
2,140,000	11.750%, 6/15/2015	2,145,350

	Total Transportation	19,243,613

Utilities (4.4%)
	AES Corporation
680,000	8.750%, 5/15/2013[d,g]	690,200
4,230,000	7.750%, 10/15/2015[g]	4,526,100
	Copano Energy, LLC
3,640,000	8.125%, 3/1/2016	3,712,800
	Crosstex Energy/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	3,907,175
	El Paso Corporation
2,600,000	6.875%, 6/15/2014	2,779,782
1,530,000	7.000%, 6/15/2017	1,624,655
	Holly Energy Partners LP
2,130,000	8.250%, 3/15/2018[d]	2,220,525
	Inergy, LP
5,060,000	7.000%, 10/1/2018[d]	5,186,500
	NRG Energy, Inc.
5,740,000	7.375%, 2/1/2016	5,905,025
	Targa Resources Partners, LP
3,460,000	7.875%, 10/15/2018[d]	3,607,050

	Total Utilities	34,159,812

	Total Long-Term Fixed Income (cost $676,006,405)	717,737,216

Shares	Preferred Stock (1.2%)	Value
Financials (1.2%)
26,500	Citigroup, Inc., Convertible,
	7.500%	3,140,515
3,381	GMAC, Inc., 7.000%[d]	3,102,068
3,000	Wells Fargo & Company,
	Convertible, 7.500%	3,018,000

	Total Financials	9,260,583

	Total Preferred Stock (cost $6,482,585)	9,260,583

Shares	Common Stock (0.3%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[j,k]	0

	Total Consumer Discretionary	0

Materials (0.3%)
126,717	Smurfit-Stone Container Enterprises, Inc.[k]	2,327,791

Shares	Common Stock (0.3%)	Value
Materials (0.3%) - continued
$80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants, £0.01, expires 7/1/2010[i,j,k]	$0

	Total Materials	2,327,791

Telecommunications Services (<0.1%)
36	USA Mobility, Inc.	577

	Total Telecommunications Services	577

	Total Common Stock (cost $10,340,198)	2,328,368

Shares	Collateral Held for Securities Loaned (9.9%)	Value
76,724,183	Thrivent Financial Securities Lending Trust	76,724,183

	Total Collateral Held for Securities Loaned (cost $76,724,183)	76,724,183

Principal Amount	Short-Term Investments (3.3%)[l]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
4,500,000	0.150%, 10/13/2010	4,499,783
11,480,000	0.113%, 10/25/2010[m]	11,479,139
	Federal National Mortgage Association Discount Notes
5,000,000	0.150%, 10/25/2010	4,999,500
5,000,000	0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	25,977,901

	Total Investments (cost $811,007,536) 108.9%	$846,601,056

	Other Assets and Liabilities, Net (8.9%)	(69,312,981)

	Total Net Assets 100.0%	$777,288,075

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $218,944,038 or 28.2% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Tunica-Biloxi Gaming Authority	11/8/2005	$4,746,352
ZSC Specialty Chemical plc, Preferred Stock Warrants, £0.01, expires 7/1/2010	6/24/1999	47,568

j	Security is fair valued.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	At September 30, 2010, $259,981 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,205,416
Gross unrealized depreciation	(14,611,896)

Net unrealized appreciation (depreciation)	$35,593,520

Cost for federal income tax purposes	$811,007,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

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Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing High Yield Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Consumer Non-Cyclical	395,850	–	395,850	–
Financials	3,902,412	–	3,902,412	–
Transportation	1,602,818	–	1,602,818	–
Utilities	8,671,725	–	8,671,725	–
Long-Term Fixed Income
Asset-Backed Securities	5,741,451	–	5,741,451	–
Basic Materials	67,408,869	–	67,408,869	–
Capital Goods	65,386,858	–	65,386,858	–
Communications Services	119,901,966	–	119,901,966	–
Consumer Cyclical	166,861,575	–	166,861,575	–
Consumer Discretionary	1,838,250	–	1,838,250	–
Consumer Non-Cyclical	100,553,199	–	100,553,199	–
Energy	80,075,596	–	80,075,596	–
Financials	31,929,502	–	31,929,502	–
Technology	24,636,525	–	24,636,525	–
Transportation	19,243,613	–	16,830,275	2,413,338
Utilities	34,159,812	–	34,159,812	–
Preferred Stock
Financials	9,260,583	9,260,583	–	–
Common Stock
Consumer Discretionary	–	–	–	–
Materials	2,327,791	2,327,791	–	–
Telecommunications Services	577	577	–	–
Collateral Held for Securities Loaned	76,724,183	76,724,183	–	–
Short-Term Investments	25,977,901	–	25,977,901	–

Total	$846,601,056	$88,313,134	$755,874,584	$2,413,338

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	402,067	–	402,067	–

Total Asset Derivatives	$402,067	$–	$402,067	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income
Transportation	6,239,212	3,226	40,545	127,924	(3,997,569)	–	–	2,413,338
Common Stock
Consumer Discretionary*	–	–	–	–	–	–	–	–
Materials*	–	–	(248,195)	248,195	–	–	–	–
Utilities	329,285	–	44,894	(12,985)	(361,194)	–	–	–

Total	$6,568,497	$3,226	($162,756)	$363,134	($4,358,763)	$–	$–	$2,413,338

*Securities	in these sections are fair valued at $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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High Yield Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 14, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Sell	6/20/2015	$8,000,000	$473,198	($71,131)	$402,067
Total Credit Default Swaps					($71,131)	$402,067

[1]

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

[2]	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
[3]

The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$36,175,205	$292,730,039	$252,181,061	76,724,183	$76,724,183	$166,634
Total Value and Income Earned	36,175,205				76,724,183	166,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (57.8%)	Value
Asset-Backed Securities (4.8%)
	Carrington Mortgage Loan Trust
$1,200,000	0.406%, 10/25/2010[a]	$585,929
	GMAC Mortgage Corporation Loan Trust
265,776	6.180%, 5/25/2036[b]	250,400
	Goldman Sachs Alternative Mortgage Products Trust
706,345	0.336%, 10/25/2010[a]	653,846
	GSAMP Trust
947,866	0.436%, 10/25/2010[a]	824,941
	J.P. Morgan Mortgage Trust
642,738	5.138%, 2/25/2036	554,594
	Renaissance Home Equity Loan Trust
517,005	5.746%, 5/25/2036	374,090
632,000	6.011%, 5/25/2036	451,215
950,000	5.797%, 8/25/2036	576,943
	Residential Assets Mortgage Products, Inc.
516,347	5.920%, 8/25/2033	332,407
	Residential Assets Securities Corporation
337,468	4.710%, 3/25/2034[b]	192,118

	Total Asset-Backed Securities	4,796,483

Basic Materials (4.5%)
	Allegheny Technologies, Inc., Convertible
103,000	4.250%, 6/1/2014	139,823
	ArcelorMittal
400,000	6.125%, 6/1/2018	432,606
	Arch Coal, Inc.
495,000	8.750%, 8/1/2016	545,737
	CF Industries, Inc.
495,000	7.125%, 5/1/2020	541,406
	CONSOL Energy, Inc.
495,000	8.000%, 4/1/2017[c]	535,838
	Dow Chemical Company
400,000	8.550%, 5/15/2019	505,076
	FMG Finance, Pty., Ltd.
440,000	10.625%, 9/1/2016[c]	541,750
	Georgia-Pacific Corporation
495,000	8.000%, 1/15/2024	555,638
	Lyondell Chemical Company
480,000	11.000%, 5/1/2018	531,000
	Newmont Mining Corporation, Convertible
112,000	3.000%, 2/15/2012	159,460

	Total Basic Materials	4,488,334

Capital Goods (1.7%)
	Alliant Techsystems, Inc. Convertible
121,000	3.000%, 8/15/2024	138,091
	Case New Holland, Inc.
495,000	7.875%, 12/1/2017[c]	537,694
	Owens-Brockway Glass Container, Inc., Convertible
150,000	3.000%, 6/1/2015[c]	147,000
	Owens-Illinois, Inc.
495,000	7.800%, 5/15/2018	530,888

Principal Amount	Long-Term Fixed Income (57.8%)	Value
Capital Goods (1.7%) - continued
	Textron, Inc.
$300,000	7.250%, 10/1/2019[d]	$355,316

	Total Capital Goods	1,708,989

Collateralized Mortgage Obligations (10.1%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,030,046	4.625%, 8/25/2011[a]	907,363
	Citigroup Mortgage Loan Trust, Inc.
711,298	5.500%, 11/25/2035	594,573
	Citimortgage Alternative Loan Trust
970,730	5.750%, 4/25/2037	768,299
	Countrywide Alternative Loan Trust
572,986	6.000%, 4/25/2036	461,699
363,898	6.000%, 1/25/2037	254,344
	Deutsche Alt-A Securities, Inc.
1,367,334	1.140%, 10/1/2010[a]	840,417
426,034	5.500%, 10/25/2021	376,918
	First Horizon Mortgage Pass- Through Trust
594,716	5.785%, 8/25/2037	477,648
	GSR Mortgage Loan Trust
702,865	0.446%, 10/25/2010[a]	586,457
	J.P. Morgan Alternative Loan Trust
114,426	0.326%, 10/25/2010[a]	112,536
	J.P. Morgan Mortgage Trust
356,286	6.500%, 1/25/2035	355,751
414,132	5.896%, 10/25/2036	374,741
	MASTR Alternative Loans Trust
931,018	6.500%, 5/25/2034	960,297
396,617	6.500%, 7/25/2034	409,134
	New York Mortgage Trust
851,546	5.529%, 5/25/2036	250,153
	Structured Adjustable Rate Mortgage Loan Trust
554,516	5.663%, 9/25/2036	153,980
	WaMu Mortgage Pass Through Certificates
589,707	5.513%, 11/25/2036	538,433
400,973	5.759%, 8/25/2046	333,847
	Washington Mutual Mortgage Pass-Through Certificates
1,131,034	1.120%, 10/1/2010[a]	533,052
	Wells Fargo Mortgage Backed Securities Trust
1,326,638	5.843%, 9/25/2036	179,970
657,089	6.000%, 7/25/2037	593,970

	Total Collateralized Mortgage Obligations	10,063,582

Commercial Mortgage-Backed Securities (2.0%)
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.437%, 10/15/2010[a,e]	903,328
	Greenwich Capital Commercial Funding Corporation
250,000	5.867%, 12/10/2049	227,707

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (57.8%)	Value
Commercial Mortgage-Backed Securities (2.0%) - continued
	Wachovia Bank Commercial Mortgage Trust
$1,000,000	0.377%, 10/15/2010[a,e]	$826,528

	Total Commercial Mortgage- Backed Securities	1,957,563

Communications Services (4.5%)
	CBS Corporation
300,000	8.875%, 5/15/2019	391,067
	Cincinnati Bell, Inc.
495,000	8.250%, 10/15/2017	499,950
	Clear Channel Worldwide Holdings, Inc.
495,000	9.250%, 12/15/2017	528,412
	Intelsat Jackson Holdings, Ltd.
495,000	8.500%, 11/1/2019[c]	537,075
	MetroPCS Wireless, Inc.
495,000	7.875%, 9/1/2018	509,850
	NBC Universal, Inc.
400,000	5.950%, 4/1/2041[c,f]	411,444
	New Communications Holdings, Inc.
495,000	8.250%, 4/15/2017	541,406
	Qwest Communications International, Inc.
495,000	7.500%, 2/15/2014	504,900
	Virgin Media Finance plc
495,000	8.375%, 10/15/2019	543,263

	Total Communications Services	4,467,367

Consumer Cyclical (6.2%)
	BorgWarner, Inc.
460,000	7.125%, 2/15/2029	509,435
	CVS Caremark Corporation
500,000	6.302%, 6/1/2037	462,500
	Goodyear Tire & Rubber Company
495,000	8.250%, 8/15/2020	520,988
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	204,123
	KB Home
625,000	6.250%, 6/15/2015	596,875
	Lennar Corporation, Convertible
150,000	2.000%, 12/1/2020[c]	141,187
	Macy’s Retail Holdings, Inc.
465,000	8.375%, 7/15/2015	532,425
	MGM Resorts International
485,000	11.125%, 11/15/2017	552,294
	Pinnacle Entertainment, Inc.
495,000	8.625%, 8/1/2017	525,319
	Royal Caribbean Cruises, Ltd.
495,000	6.875%, 12/1/2013	520,987
	Starwood Hotels & Resorts Worldwide, Inc.
495,000	6.750%, 5/15/2018[d]	532,125
	Toys R Us Property Company I, LLC
445,000	10.750%, 7/15/2017	502,850

Principal Amount	Long-Term Fixed Income (57.8%)	Value
Consumer Cyclical (6.2%) - continued
	WMG Acquisition Corporation
$495,000	9.500%, 6/15/2016	$529,650

	Total Consumer Cyclical	6,130,758

Consumer Non-Cyclical (2.7%)
	Archer-Daniels-Midland Company, Convertible
140,000	0.875%, 2/15/2014	146,475
	Beckman Coulter, Inc., Convertible
131,000	2.500%, 12/15/2036	133,129
	Biomet, Inc.
455,000	10.375%, 10/15/2017	505,050
	Charles River Laboratories International, Inc., Convertible
140,000	2.250%, 6/15/2013	137,025
	Fisher Scientific International, Inc. Convertible
112,000	3.250%, 3/1/2024	140,560
	Gilead Sciences, Inc., Convertible
113,000	0.625%, 5/1/2013	124,159
	HCA, Inc.
485,000	9.625%, 11/15/2016	526,225
	JBS USA, LLC/JBS USA Finance, Inc.
500,000	11.625%, 5/1/2014	577,500
	Life Technologies Corporation, Convertible
131,000	3.250%, 6/15/2025	145,901
	Molson Coors Brewing Company Convertible
140,000	2.500%, 7/30/2013	157,325
	Teva Pharmaceutical Finance Company, Convertible
112,000	1.750%, 2/1/2026	130,760

	Total Consumer Non-Cyclical	2,724,109

Energy (4.3%)
	BP Capital Markets plc
200,000	4.500%, 10/1/2020	204,523
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	611,599
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	696,500
	Exterran Holdings, Inc., Convertible
121,000	4.250%, 6/15/2014	144,898
	Linn Energy, LLC
495,000	7.750%, 2/1/2021[c]	499,331
	Petrohawk Energy Corporation
495,000	7.875%, 6/1/2015	518,513
	Pioneer Natural Resources Company
570,000	7.500%, 1/15/2020	627,227
	Plains Exploration & Production Company
485,000	7.625%, 6/1/2018	509,250
	Weatherford International, Ltd.
400,000	6.750%, 9/15/2040	416,910

	Total Energy	4,228,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (57.8%)	Value
Financials (12.7%)
	Aegon NV
$400,000	3.228%, 10/15/2010[a]	$257,340
	American Express Company
400,000	6.800%, 9/1/2066	400,000
	American International Group, Inc.
400,000	8.250%, 8/15/2018	466,000
	Bank of America Corporation
240,000	8.000%, 1/30/2018	247,570
	BB&T Capital Trust IV
200,000	6.820%, 6/12/2057	200,000
	CIT Group, Inc.
495,000	7.000%, 5/1/2017	484,481
	CNA Financial Corporation
400,000	7.350%, 11/15/2019	449,733
	Developers Diversified Realty Corporation
480,000	5.375%, 10/15/2012	481,565
	Discover Bank
400,000	8.700%, 11/18/2019	471,982
	General Electric Capital Corporation
400,000	4.375%, 9/16/2020	401,481
	GMAC, Inc.
495,000	8.300%, 2/12/2015[c]	539,550
	HCP, Inc.
300,000	6.700%, 1/30/2018	330,124
	Huntington National Bank
400,000	6.600%, 6/15/2018	411,492
	Icahn Enterprises, LP
495,000	8.000%, 1/15/2018	497,475
	ING Capital Funding Trust III
400,000	8.439%, 12/31/2049	384,000
	International Lease Finance Corporation
495,000	5.400%, 2/15/2012[g]	497,475
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036	446,160
	Lehman Brothers Holdings, Inc.
400,000	7.000%, 9/27/2027[h]	88,500
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[c]	236,000
	Liberty Property, LP
400,000	4.750%, 10/1/2020	402,832
	Lincoln National Corporation
630,000	6.050%, 4/20/2067[g]	549,675
	Lloyds TSB Bank plc
500,000	6.500%, 9/14/2020[c]	504,817
	MetLife, Inc.
450,000	7.875%, 12/15/2037[c]	472,500
	Regions Bank
400,000	7.500%, 5/15/2018	421,451
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	528,151
	Royal Bank of Scotland plc
300,000	5.625%, 8/24/2020	314,539
	SLM Corporation
300,000	5.125%, 8/27/2012	303,278
400,000	8.000%, 3/25/2020	396,931
	Swiss RE Capital I, LP
420,000	6.854%, 5/25/2016[c]	391,081

Principal Amount	Long-Term Fixed Income (57.8%)	Value
Financials (12.7%) - continued
	XL Capital, Ltd.
$600,000	6.500%, 4/15/2017	$495,000
	ZFS Finance USA Trust II
550,000	6.450%, 12/15/2065[c]	522,500

	Total Financials	12,593,683

Foreign Government (0.2%)
	Brazil Government International Bond
200,000	4.875%, 1/22/2021	219,500

	Total Foreign Government	219,500

Technology (1.0%)
	EMC Corporation, Convertible
112,000	1.750%, 12/1/2013	154,140
	Freescale Semiconductor, Inc.
495,000	9.250%, 4/15/2018[c]	514,800
	Intel Corporation, Convertible
140,000	3.250%, 8/1/2039	163,450
	International Game Technology, Convertible
112,000	3.250%, 5/1/2014	121,800

	Total Technology	954,190

Transportation (1.0%)
	Delta Air Lines, Inc.
465,000	9.500%, 9/15/2014[c]	504,525
393,444	7.750%, 12/17/2019	436,723

	Total Transportation	941,248

Utilities (2.1%)
	CMS Energy Corporation, Convertible
112,000	5.500%, 6/15/2029	150,220
	El Paso Corporation
495,000	7.000%, 6/15/2017	525,624
	Energy Transfer Partners, LP
300,000	6.625%, 10/15/2036	324,118
	NRG Energy, Inc.
490,000	7.375%, 2/1/2016	504,087
	Southern Union Company
200,000	7.200%, 11/1/2066	180,500
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	374,000

	Total Utilities	2,058,549

	Total Long-Term Fixed Income (cost $55,912,572)	57,333,106

Shares	Common Stock (30.3%)	Value
Consumer Discretionary (2.1%)
12,000	Comcast Corporation	216,960
12,500	Home Depot, Inc.	396,000
10,200	Mattel, Inc.	239,292
3,500	McDonald’s Corporation	260,785
6,900	Omnicom Group, Inc.	272,412
7,332	Time Warner, Inc.	224,726
3,500	VF Corporation	283,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (30.3%)	Value
Consumer Discretionary (2.1%) - continued
4,700	Yum! Brands, Inc.	$216,482

	Total Consumer Discretionary	2,110,227

Consumer Staples (2.8%)
12,000	Altria Group, Inc.	288,240
9,900	ConAgra Foods, Inc.	217,206
4,100	Costco Wholesale Corporation	264,409
5,600	Kimberly-Clark Corporation	364,280
10,100	Kraft Foods, Inc.	311,686
8,600	Philip Morris International, Inc.	481,772
5,337	Procter & Gamble Company	320,060
9,100	SYSCO Corporation	259,532
5,400	Wal-Mart Stores, Inc.	289,008

	Total Consumer Staples	2,796,193

Energy (3.4%)
9,500	Chevron Corporation	769,975
8,800	ConocoPhillips	505,384
6,100	Eni SPA ADR[d]	263,398
10,200	Exxon Mobil Corporation	630,258
11,000	Marathon Oil Corporation	364,100
6,700	National Oilwell Varco, Inc.	297,949
6,700	Noble Corporation	226,393
6,100	Royal Dutch Shell plc ADR[d]	367,830

	Total Energy	3,425,287

Financials (9.8%)
4,100	ACE, Ltd.	238,825
4,800	AFLAC, Inc.	248,208
8,600	Allstate Corporation	271,330
19,000	American Capital Agency Corporation	504,830
5,100	Ameriprise Financial, Inc.	241,383
37,000	Annaly Capital Management, Inc.	651,200
79,500	Anworth Mortgage Asset Corporation	566,835
32,000	Ares Capital Corporation	500,800
22,200	Bank of America Corporation	291,042
6,100	Bank of Nova Scotia	325,130
1,300	Goldman Sachs Group, Inc.	187,954
17,250	Invesco Mortgage Capital, Inc.	371,220
22,300	iShares Dow Jones U.S. Real Estate Index Fund[d]	1,179,224
12,500	J.P. Morgan Chase & Company	475,875
5,600	MetLife, Inc.	215,320
11,300	SEI Investments Company	229,842
17,250	Solar Capital, Ltd.	370,012
5,100	SPDR S&P Dividend ETF[d]	255,918
4,800	Travelers Companies, Inc.	250,080
51,000	Two Harbors Investment Corporation[d,g]	460,020
8,700	U.S. Bancorp	188,094
9,100	Unum Group	201,565
22,300	Vanguard REIT ETF[d]	1,161,384
13,000	Wells Fargo & Company	326,690

	Total Financials	9,712,781

Health Care (2.6%)
7,900	Abbott Laboratories	412,696
8,900	AmerisourceBergen Corporation	272,874
6,500	Cardinal Health, Inc.	214,760
7,400	Johnson & Johnson	458,504

Shares	Common Stock (30.3%)	Value
Health Care (2.6%) - continued
12,244	Merck & Company, Inc.	$450,702
30,653	Pfizer, Inc.	526,312
4,500	Stryker Corporation	225,225

	Total Health Care	2,561,073

Industrials (3.2%)
3,400	3M Company	294,814
4,800	Caterpillar, Inc.	377,664
5,700	Cooper Industries plc	278,901
7,800	Equifax, Inc.	243,360
8,900	Honeywell International, Inc.	391,066
7,000	Illinois Tool Works, Inc.	329,140
5,500	ITT Corporation	257,565
4,000	Northrop Grumman Corporation	242,520
12,500	R.R. Donnelley & Sons Company	212,000
4,600	Raytheon Company	210,266
4,500	United Technologies Corporation	320,535

	Total Industrials	3,157,831

Information Technology (2.5%)
9,900	Altera Corporation[g]	298,584
5,100	Harris Corporation	225,879
6,300	Hewlett-Packard Company	265,041
23,200	Intel Corporation	446,136
3,800	International Business Machines Corporation	509,732
19,100	Microsoft Corporation	467,759
11,500	Molex, Inc.[d]	240,695

	Total Information Technology	2,453,826

Materials (1.9%)
7,550	ArcelorMittal[d]	248,999
9,000	Bemis Company, Inc.	285,750
4,200	BHP Billiton, Ltd. ADR	320,544
9,600	E.I. du Pont de Nemours and Company	428,352
3,000	Lubrizol Corporation	317,910
12,300	RPM International, Inc.	245,016

	Total Materials	1,846,571

Telecommunications Services (1.2%)
24,900	AT&T, Inc.[g]	712,140
15,900	Verizon Communications, Inc.	518,181

	Total Telecommunications Services	1,230,321

Utilities (0.8%)
5,000	Energen Corporation	228,600
6,200	Nicor, Inc.	284,084
6,200	ONEOK, Inc.	279,248

	Total Utilities	791,932

	Total Common Stock (cost $29,269,621)	30,086,042

Shares	Preferred Stock (0.8%)	Value
Energy (0.2%)
	Apache Corporation, Convertible,
4,000	6.000%[i]	232,000

	Total Energy	232,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Preferred Stock (0.8%)	Value
Financials (0.6%)
3,360	AMG Capital Trust I, Convertible, 5.100%	$141,960
6,400	Citigroup, Inc., 7.875%[i]	160,000
1,800	Citigroup, Inc., Convertible, 7.500%	213,318
70	GMAC, Inc., 7.000%[c]	64,225

	Total Financials	579,503

	Total Preferred Stock (cost $711,394)	811,503

Shares	Collateral Held for Securities Loaned (4.3%)	Value
4,232,825	Thrivent Financial Securities Lending Trust	4,232,825

	Total Collateral Held for Securities Loaned (cost $4,232,825)	4,232,825

Principal Amount	Short-Term Investments (10.7%)[j]	Value
	Charta, LLC
3,500,000	0.180%, 10/1/2010	3,500,000
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.155%, 10/18/2010[k]	299,978
4,000,000	0.150%, 10/19/2010	3,999,700
	Federal National Mortgage Association Discount Notes
400,000	0.195%, 10/18/2010[k]	399,963
	Nieuw Amsterdam Receivables Corporation
2,455,000	0.220%, 10/1/2010	2,455,000

	Total Short-Term Investments (at amortized cost)	10,654,641

	Total Investments (cost $100,781,053) 103.9%	$103,118,117

	Other Assets and Liabilities, Net (3.9%)	(3,855,955)

	Total Net Assets 100.0%	$99,262,162

a	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
b	All or a portion of the security is insured or guaranteed.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $7,101,317 or 7.2% of total net assets.

d	All or a portion of the security is on loan.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass- Through Certificates	5/2/2007	$1,000,000
Wachovia Bank Commercial Mortgage Trust	4/25/2007	1,000,000

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security was earmarked to cover written options.
h	In bankruptcy. Interest is not being accrued. i Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At September 30, 2010, $699,941 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,625,098
Gross unrealized depreciation	(3,288,034)

Net unrealized appreciation (depreciation)	$2,337,064

Cost for federal income tax purposes	$100,781,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Diversified Income Plus Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,796,483	–	4,796,483	–
Basic Materials	4,488,334	–	4,488,334	–
Capital Goods	1,708,989	–	1,708,989	–
Collateralized Mortgage Obligations	10,063,582	–	10,063,582	–
Commercial Mortgage-Backed
Securities	1,957,563	–	1,957,563	–
Communications Services	4,467,367	–	4,467,367	–
Consumer Cyclical	6,130,758	–	6,130,758	–
Consumer Non-Cyclical	2,724,109	–	2,724,109	–
Energy	4,228,751	–	4,228,751	–
Financials	12,593,683	–	12,593,683	–
Foreign Government	219,500	–	219,500	–
Technology	954,190	–	954,190	–
Transportation	941,248	–	504,525	436,723
Utilities	2,058,549	–	2,058,549	–
Common Stock
Consumer Discretionary	2,110,227	2,110,227	–	–
Consumer Staples	2,796,193	2,796,193	–	–
Energy	3,425,287	3,425,287	–	–
Financials	9,712,781	9,712,781	–	–
Health Care	2,561,073	2,561,073	–	–
Industrials	3,157,831	3,157,831	–	–
Information Technology	2,453,826	2,453,826	–	–
Materials	1,846,571	1,846,571	–	–
Telecommunications Services	1,230,321	1,230,321	–	–
Utilities	791,932	791,932	–	–
Preferred Stock
Energy	232,000	232,000	–	–
Financials	579,503	579,503	–	–
Collateral Held for Securities Loaned	4,232,825	4,232,825	–	–
Short-Term Investments	10,654,641	–	10,654,641	–

Total	$103,118,117	$35,130,370	$67,551,024	$436,723

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	217,362	217,362	–	–
Call Options Written	1,897	1,897	–	–

Total Asset Derivatives	$219,259	$219,259	$–	$–

Liability Derivatives
Futures Contracts	19,382	19,382	–	–
Credit Default Swaps	69,169	–	69,169	–

Total Liability Derivatives	$88,551	$19,382	$69,169	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income
Asset-Backed Securities	1,631,215	–	–	68,785	(1,700,000)	–	–	–
Transportation	140,700	(942)	697	21,174	275,094	–	–	436,723
Utilities	10,098	–	1,375	(398)	(11,075)	–	–	–

Total	$1,782,013	($942)	$2,072	$89,561	($1,435,981)	$–	$–	$436,723

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	December 2010	$3,110,519	$3,142,547	$32,028
10-Yr. U.S. Treasury Bond Futures	(15)	December 2010	(1,871,321)	(1,890,703)	(19,382)
S&P 500 Index Futures	20	December 2010	5,594,581	5,683,500	88,919
S&P 500 Index Mini-Futures	50	December 2010	2,745,335	2,841,750	96,415
Total Futures Contracts					$197,980

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	10	$1,160.00	October 2010	($3,625)	$223
S&P 500 Mini-Futures Call Option	10	1,170.00	October 2010	(2,225)	1,077
S&P 500 Mini-Futures Call Option	10	1,165.00	October 2010	(2,875)	597
Total Call Options Written				($8,725)	$1,897

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 14, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2015	$4,500,000	($109,181)	$40,012	($69,169)
Total Credit Default Swaps					$40,012	($69,169)

1

As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$1,336,140	$37,377,234	$34,480,549	4,232,825	$4,232,825	$10,496

Total Value and Income Earned	1,336,140				4,232,825	10,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (80.6%)	Value
Asset-Backed Securities (3.2%)
	Americredit Automobile Receivables Trust
$101,281	2.260%, 5/15/2012	$101,626
	Bear Stearns Asset-Backed Securities, Inc.
58,883	5.000%, 1/25/2034	59,990
	Chrysler Financial Lease Trust
60,000	1.780%, 6/15/2011[a]	60,173
	Consumer Portfolio Services, Inc.
50,277	6.480%, 7/15/2013[a,b]	51,766

	Total Asset-Backed Securities	273,555

Capital Goods (0.7%)
	Masco Corporation
60,000	5.875%, 7/15/2012	62,263

	Total Capital Goods	62,263

Collateralized Mortgage Obligations (4.7%)
	American Home Mortgage Assets Trust
117,473	1.330%, 10/1/2010[c]	65,566
108,725	0.381%, 10/25/2010[c]	63,648
	Chase Funding Mortgage Loan Asset-Backed Certificates
396	4.045%, 5/25/2033	395
	Countrywide Alternative Loan Trust
52,945	4.968%, 7/25/2035	53,209
	Credit Suisse First Boston Mortgage Securities Corporation
45,239	2.875%, 12/25/2033	13,749
	DB Master Finance, LLC
50,000	5.779%, 6/20/2031[a,b]	50,298
	GMAC Mortgage Corporation Loan Trust
60,000	5.500%, 10/25/2033	60,679
	J.P. Morgan Mortgage Trust
27,135	5.294%, 7/25/2035	26,885
	Merrill Lynch Mortgage Investors Trust
23,372	4.749%, 12/25/2035	23,350
	Residential Asset Securitization Trust
32,756	6.250%, 11/25/2036	19,494
	Structured Asset Securities Corporation
21,349	5.000%, 6/25/2035	16,059

	Total Collateralized Mortgage Obligations	393,332

Commercial Mortgage-Backed Securities (5.2%)
	Banc of America Commercial Mortgage, Inc.
31,814	4.161%, 12/10/2042	32,308
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	118,185
	J.P. Morgan Chase Commercial Mortgage Securities
90,847	6.429%, 4/15/2035	92,934

Principal Amount	Long-Term Fixed Income (80.6%)	Value
Commercial Mortgage-Backed Securities (5.2%) - continued
$100,000	6.465%, 11/15/2035	$104,011
	Wachovia Bank Commercial Mortgage Trust
87,852	5.001%, 7/15/2041	89,334

	Total Commercial Mortgage- Backed Securities	436,772

Communications Services (2.6%)
	Cox Communications, Inc.
50,000	7.750%, 11/1/2010	50,272
	EchoStar DBS Corporation
50,000	6.375%, 10/1/2011	51,750
	Telecom Italia Capital SA
60,000	4.875%, 10/1/2010	60,000
	Telefonica Emisiones SAU
60,000	2.582%, 4/26/2013	61,110

	Total Communications Services	223,132

Consumer Cyclical (4.6%)
	American Honda Finance Corporation
100,000	1.041%, 12/20/2010[a,c]	100,459
	CVS Pass-Through Trust
49,455	7.507%, 1/10/2032[a]	58,029
	GameStop Corporation
50,000	8.000%, 10/1/2012	51,187
	McGuire Air Force Base/Fort Dix Privatized Military Housing Project
50,000	5.611%, 9/15/2051[a]	46,036
	Ohana Military Communities, LLC
80,000	5.462%, 10/1/2026[a]	78,680
60,000	5.880%, 10/1/2051[a]	53,860

	Total Consumer Cyclical	388,251

Consumer Non-Cyclical (2.4%)
	Corn Products International, Inc.
100,000	4.625%, 11/1/2020	102,296
	Howard Hughes Medical Institute
60,000	3.450%, 9/1/2014	64,764
	Koninklijke (Royal) Philips Electronics NV
35,000	1.443%, 12/13/2010[c]	35,190

	Total Consumer Non-Cyclical	202,250

Energy (4.3%)
	Chesapeake Energy Corporation
40,000	6.500%, 8/15/2017	41,500
	Enterprise Products Operating, LLC
75,000	7.034%, 1/15/2068	74,625
	Great River Energy
48,685	5.829%, 7/1/2017[a]	54,626
	Kinder Morgan Energy Partners, LP
74,000	7.500%, 11/1/2010	74,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (80.6%)	Value
Energy (4.3%) - continued
	Pioneer Natural Resources Company
$110,000	5.875%, 7/15/2016	$113,616

	Total Energy	358,629

Financials (28.8%)
	Achmea Hypotheekbank NV
60,000	0.804%, 11/3/2010[a,c]	59,831
	Agfirst Farm Credit Bank
120,000	6.585%, 6/15/2012[a]	92,593
	AON Corporation
70,000	5.000%, 9/30/2020	71,485
	Asciano Finance, Ltd.
70,000	4.625%, 9/23/2020[a]	70,600
	Australia and New Zealand Banking Group, Ltd.
50,000	0.818%, 10/21/2010[a,c]	50,097
	Bank of Nova Scotia
60,000	0.543%, 12/6/2010[c]	60,163
	Barclays Bank plc
100,000	2.500%, 9/21/2015[a]	100,521
	Bear Stearns Companies, LLC
50,000	4.500%, 10/28/2010	50,105
	Comerica, Inc.
80,000	3.000%, 9/16/2015	80,968
	Credit Suisse USA, Inc.
50,000	0.576%, 11/16/2010[c]	50,060
	Glitnir Banki HF
50,000	3.226%, 1/21/2011[d,e]	15,250
	Goldman Sachs Group, Inc.
40,000	0.931%, 10/7/2010[c]	39,980
	HCP, Inc.
60,000	5.950%, 9/15/2011	62,367
	HRPT Properties Trust
50,000	0.892%, 12/16/2010[c]	49,898
	J.P. Morgan Chase & Company
70,000	0.663%, 10/1/2010[b,c]	70,072
100,000	1.376%, 11/15/2010[c]	71,985
80,000	0.539%, 12/27/2010[c]	80,513
70,000	1.039%, 12/30/2010[c]	70,206
	Lloyds TSB Bank plc
100,000	6.500%, 9/14/2020[a]	100,964
	MBNA Capital
100,000	1.266%, 11/1/2010[c]	70,144
	Nationwide Health Properties, Inc.
60,000	6.900%, 10/1/2037	61,604
	PACCAR Financial Corporation
70,000	0.708%, 10/5/2010[c]	70,087
	PNC Funding Corporation
40,000	0.675%, 10/29/2010[c]	39,159
	Private Export Funding Corporation
75,000	3.050%, 10/15/2014	80,192
	Rabobank Nederland
70,000	11.000%, 6/30/2019[a]	91,000
	Royal Bank of Scotland plc
70,000	4.875%, 3/16/2015	73,645
	Stadshypotek AB
60,000	0.839%, 12/30/2010[a,c]	59,968
	State Street Bank and Trust Company
70,000	0.492%, 12/15/2010[c]	70,182

Principal Amount	Long-Term Fixed Income (80.6%)	Value
Financials (28.8%) - continued
	Suncorp-Metway, Ltd.
$70,000	0.667%, 12/17/2010[a]	$70,032
	SunTrust Bank
70,000	0.449%, 11/22/2010[c]	68,363
	TD Ameritrade Holding Corporation
70,000	4.150%, 12/1/2014	74,368
	UBS Preferred Funding Trust I
100,000	8.622%, 10/1/2049	100,000
	US AgBank FCB
50,000	6.110%, 7/10/2012[a]	37,719
	Wachovia Capital Trust III
120,000	5.800%, 3/15/2011	105,300
	Westfield Capital Corporation, Ltd./WT Finance Australia, Pty Ltd./WEA Finance, LLC
40,000	4.375%, 11/15/2010[a]	40,060
	Westpac Banking Corporation
70,000	0.818%, 10/21/2010[a,c]	70,080

	Total Financials	2,429,561

Foreign Government (0.9%)
	Ontario Government Notes
75,000	0.789%, 11/22/2010[c]	75,217

	Total Foreign Government	75,217

Technology (1.7%)
	Amphenol Corporation
50,000	4.750%, 11/15/2014	54,246
	Arrow Electronics, Inc.
70,000	6.875%, 6/1/2018	79,893

	Total Technology	134,139

Transportation (2.6%)
	APL, Ltd.
50,000	8.000%, 1/15/2024[f]	34,500
	Skyway Concession Company, LLC
50,000	0.569%, 12/30/2010[a,c]	49,769
	Toll Road Investors Partnership II, LP
800,000	Zero Coupon, 2/15/2043[a]	113,888
165,841	Zero Coupon, 2/15/2045[a]	23,684

	Total Transportation	221,841

U.S. Government and Agencies (18.9%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	71,073
	Federal National Mortgage Association
100,000	1.250%, 6/22/2012	101,286
	U.S. Department of Housing & Urban Development
1,000,000	3.440%, 8/1/2011	1,025,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (80.6%)	Value
U.S. Government and Agencies (18.9%) - continued
	U.S. Treasury Notes
$349,000	4.375%, 5/15/2040	$391,973

	Total U.S. Government and Agencies	1,590,272

	Total Long-Term Fixed Income (cost $6,471,520)	6,789,214

Principal Amount	Short-Term Investments (1.2%)[g]	Value
	Federal National Mortgage Association Discount Notes
100,000	0.200%, 10/18/2010[h]	99,991

	Total Short-Term Investments (at amortized cost)	99,991

	Total Investments (cost $7,150,618) 88.8%	$7,475,120

	Other Assets and Liabilities, Net 11.2%	939,443

	Total Net Assets 100.0%	$8,414,563

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $1,584,733 or 18.8% of total net assets.

b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Socially Responsible Bond Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Glitnir Banki HF	5/1/2008	$48,891

e	In bankruptcy. Interest is not being accrued.
f	Security is fair valued.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
h	At September 30, 2010, $99,991 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$394,375
Gross unrealized depreciation	(69,873)

Net unrealized appreciation (depreciation)	$324,502

Cost for federal income tax purposes	$7,150,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	273,555	–	273,555	–
Capital Goods	62,263	–	62,263	–
Collateralized Mortgage Obligations	393,332	–	393,332	–
Commercial Mortgage-Backed Securities	436,772	–	436,772	–
Communications Services	223,132	–	223,132	–
Consumer Cyclical	388,251	–	388,251	–
Consumer Non-Cyclical	202,250	–	202,250	–
Energy	358,629	–	358,629	–
Financials	2,429,561	–	2,429,561	–
Foreign Government	75,217	–	75,217	–
Technology	134,139	–	134,139	–
Transportation	221,841	–	187,341	34,500
U.S. Government and Agencies	1,590,272	–	1,590,272	–
Short-Term Investments	99,991	–	99,991	–

Total	$7,475,120	$–	$7,440,620	$34,500

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	12,540	12,540	–	–

Total Liability Derivatives	$12,540	$12,540	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Socially Responsible Bond Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income Transportation	–	216	–	(5,029)	16,313	23,000	–	34,500

Total	$–	$216	$–	($5,029)	$16,313	$23,000	$–	$34,500

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(13)	December 2010	($2,849,173)	($2,853,297)	($4,124)
5-Yr. U.S. Treasury Bond Futures	(12)	December 2010	(1,442,620)	(1,450,407)	(7,787)
20-Yr. U.S. Treasury Bond Futures	4	December 2010	535,504	534,875	(629)
Total Futures Contracts					($12,540)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.3%)
	CF Industries, Inc., Term Loan
$672,935	4.500%, 4/5/2015	$677,140
	Lyondell Chemical Company, Term Loan
1,266,825	5.500%, 3/14/2016	1,276,086
	Smurfit-Stone Container Enterprises, Inc., Term Loan
1,246,875	6.750%, 1/2/2016	1,252,137

	Total Basic Materials	3,205,363

Communications Services (0.2%)
	Charter Communications Operating, LLC, Term Loan
1,250,382	7.250%, 3/16/2014	1,288,781
	Lamar Media Corporation, Term Loan
1,243,750	4.250%, 12/31/2016	1,248,153

	Total Communications Services	2,536,934

Consumer Cyclical (0.1%)
	Universal City Development, Term Loan
1,240,601	5.500%, 10/20/2014	1,244,733

	Total Consumer Cyclical	1,244,733

Consumer Non-Cyclical (0.2%)
	Dole Food Company, Term Loan
621,875	5.051%, 3/3/2017	624,599
	HCA, Inc., Term Loan
1,068,496	2.539%, 11/17/2013	1,027,648
	Michael Food, Inc., Term Loan
1,246,875	6.250%, 6/14/2016	1,254,219

	Total Consumer Non-Cyclical	2,906,466

Financials (<0.1%)
	American General Finance Corporation, Term Loan
350,000	7.250%, 4/21/2015	351,508

	Total Financials	351,508

Technology (0.1%)
	Freescale Semiconductor, Term Loan
1,000,976	4.509%, 12/1/2016	912,940

	Total Technology	912,940

Utilities (0.1%)
	Calpine Corporation, Term Loan
852,443	3.165%, 3/29/2014	832,197
628,425	7.000%, 4/21/2017	637,179

	Total Utilities	1,469,376

	Total Bank Loans (cost $12,523,515)	12,627,320

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Asset-Backed Securities (1.5%)
	Capitalsource Commercial Loan Trust
1,319,151	0.387%, 10/20/2010[b,c]	1,279,327

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Asset-Backed Securities (1.5%) - continued
	Carrington Mortgage Loan Trust
$2,200,000	0.406%, 10/25/2010[c]	$1,074,203
	GMAC Mortgage Corporation Loan Trust
6,046,366	0.436%, 10/25/2010[c,d]	3,057,091
6,981,543	0.436%, 10/25/2010[c,d]	3,726,364
	Goldman Sachs Alternative Mortgage Products Trust
7,063,448	0.336%, 10/25/2010[c]	6,538,457
	IndyMac Seconds Asset-Backed Trust
875,472	0.426%, 10/25/2010[c,d]	163,861
	Renaissance Home Equity Loan Trust
3,063,731	5.746%, 5/25/2036	2,216,833
2,000,000	6.011%, 5/25/2036	1,427,896

	Total Asset-Backed Securities	19,484,032

Basic Materials (6.4%)
	ABI Escrow Corporation
1,260,000	10.250%, 10/15/2018[e,f]	1,282,050
	Alcoa, Inc.
3,125,000	6.150%, 8/15/2020	3,212,953
	Anglo American Capital plc
1,575,000	4.450%, 9/27/2020[e]	1,613,657
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	3,016,955
4,350,000	6.125%, 6/1/2018	4,704,595
2,750,000	5.250%, 8/5/2020	2,771,442
	Arch Coal, Inc.
250,000	7.250%, 10/1/2020	264,062
	Arch Western Finance, LLC
900,000	6.750%, 7/1/2013	910,125
	Ashland, Inc.
1,260,000	9.125%, 6/1/2017	1,442,700
	Celulosa Arauco y Constitucion SA
2,520,000	5.000%, 1/21/2021[e]	2,552,818
	CF Industries, Inc.
1,870,000	7.125%, 5/1/2020	2,045,312
	CONSOL Energy, Inc.
510,000	8.000%, 4/1/2017[e]	552,075
1,560,000	8.250%, 4/1/2020[e]	1,704,300
	Domtar Corporation
1,900,000	7.125%, 8/15/2015	2,052,000
	Dow Chemical Company
3,250,000	5.900%, 2/15/2015	3,624,013
3,150,000	8.550%, 5/15/2019	3,977,473
	FMG Finance, Pty., Ltd.
1,900,000	10.625%, 9/1/2016[e]	2,339,375
	Freeport-McMoRan Copper & Gold, Inc.
3,060,000	8.375%, 4/1/2017	3,415,725
	Georgia-Pacific, LLC
1,900,000	7.125%, 1/15/2017[e]	2,011,625
	Gerdau SA
3,150,000	5.750%, 1/30/2021[e]	3,180,618
	Gold Fields Orogen Holding BVI, Ltd.
3,775,000	4.875%, 10/7/2020[e,f]	3,748,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Basic Materials (6.4%) - continued
	International Paper Company
$3,750,000	7.500%, 8/15/2021	$4,486,174
1,250,000	7.300%, 11/15/2039	1,399,364
	Lyondell Chemical Company
1,920,000	11.000%, 5/1/2018	2,124,000
	Mosaic Global Holdings, Inc., Convertible
2,500,000	7.375%, 12/1/2014[e]	2,605,490
	Noble Group, Ltd.
1,250,000	4.875%, 8/5/2015[e]	1,293,219
3,150,000	6.750%, 1/29/2020[e]	3,392,550
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019[g]	1,326,563
	Peabody Energy Corporation
1,250,000	7.375%, 11/1/2016	1,362,500
	Rio Tinto Finance plc
1,200,000	8.950%, 5/1/2014	1,481,578
	Rio Tinto Finance USA, Ltd.
1,200,000	9.000%, 5/1/2019	1,674,577
	Rio Tinto Finance, Ltd.
3,285,000	6.500%, 7/15/2018	3,961,424
	Teck Resources, Ltd.
1,469,000	10.250%, 5/15/2016	1,784,835
1,172,000	10.750%, 5/15/2019	1,475,900
1,250,000	4.500%, 1/15/2021	1,295,027
	Vale Overseas, Ltd.
3,125,000	6.875%, 11/10/2039	3,581,128

	Total Basic Materials	83,666,664

Capital Goods (2.2%)
	BE Aerospace, Inc.
380,000	6.875%, 10/1/2020	387,600
	Bombardier, Inc.
950,000	7.750%, 3/15/2020[e]	1,026,000
	Case New Holland, Inc.
1,550,000	7.875%, 12/1/2017[e]	1,683,687
	CRH America, Inc.
1,900,000	8.125%, 7/15/2018	2,291,066
	Crown Americas, LLC
1,300,000	7.625%, 5/15/2017	1,404,000
	Hutchinson Whampoa Finance, Ltd.
2,250,000	4.625%, 9/11/2015[e]	2,405,061
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,824,624
	L-3 Communications Corporation
1,250,000	5.875%, 1/15/2015	1,278,125
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	709,691
1,600,000	5.000%, 3/1/2020	1,741,746
2,200,000	5.250%, 11/15/2021	2,430,712
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,780,585
	Waste Management, Inc.
4,300,000	7.375%, 3/11/2019	5,389,594
1,050,000	4.750%, 6/30/2020	1,126,068

	Total Capital Goods	28,478,559

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Collateralized Mortgage Obligations (1.7%)
	Banc of America Mortgage Securities, Inc.
$6,048,207	3.179%, 9/25/2035	$5,149,885
	Bear Stearns Mortgage Funding Trust
1,496,886	0.536%, 10/25/2010[c]	302,278
	Countrywide Alternative Loan Trust
4,776,155	6.000%, 1/25/2037	3,338,260
	Deutsche Alt-A Securities, Inc.
3,418,335	1.140%, 10/1/2010[c]	2,101,042
	HomeBanc Mortgage Trust
3,088,008	5.950%, 4/25/2037	1,998,630
	Merrill Lynch Mortgage Investors, Inc.
4,614,975	2.752%, 6/25/2035	4,109,473
	Wachovia Mortgage Loan Trust, LLC
3,767,632	5.425%, 5/20/2036	2,887,800
	Washington Mutual Mortgage Pass-Through Certificates
6,786,202	1.120%, 10/1/2010[c]	3,198,310
986,541	0.546%, 10/25/2010[c]	799,938

	Total Collateralized Mortgage Obligations	23,885,616

Commercial Mortgage-Backed Securities (5.0%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.407%, 10/15/2010[b,c]	2,739,633
3,500,000	5.331%, 2/11/2044	3,601,384
	Citigroup Commercial Mortgage Trust
12,500,000	0.397%, 10/15/2010[c,e]	10,968,788
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	1,969,168
	Commercial Mortgage Pass- Through Certificates
2,000,000	0.387%, 10/15/2010[b,c]	1,700,042
4,750,000	0.437%, 10/15/2010[b,c]	4,290,808
	Credit Suisse Mortgage Capital Certificates
7,500,000	0.427%, 10/15/2010[c,e]	6,600,817
3,250,000	5.467%, 9/15/2039	3,420,297
	Greenwich Capital Commercial Funding Corporation
4,750,000	5.867%, 12/10/2049	4,326,442
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
11,285,000	5.336%, 5/15/2047	11,736,479
	Wachovia Bank Commercial Mortgage Trust
7,500,000	0.377%, 10/15/2010[b,c]	6,198,960
7,004,543	4.390%, 2/15/2041	7,086,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Commercial Mortgage-Backed Securities (5.0%) - continued
	WaMu Commercial Mortgage Securities Trust
$561,894	3.830%, 1/25/2035[e]	$566,944

	Total Commercial Mortgage- Backed Securities	65,206,356

Communications Services (10.6%)
	Alltel Corporation
3,875,000	7.000%, 3/15/2016	4,700,856
	America Movil SA de CV
3,800,000	5.000%, 3/30/2020	4,098,441
	American Tower Corporation
4,000,000	4.625%, 4/1/2015	4,265,876
2,500,000	5.050%, 9/1/2020	2,560,490
	Cablevision Systems Corporation
1,250,000	8.000%, 4/15/2020[g]	1,345,313
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,258,887
1,300,000	7.875%, 9/1/2023	1,567,376
	CCO Holdings, LLC
1,880,000	7.250%, 10/30/2017[e]	1,905,850
	Charter Communications Operating, LLC
1,880,000	8.000%, 4/30/2012[e]	1,992,800
	Cincinnati Bell, Inc.
2,470,000	8.250%, 10/15/2017	2,494,700
	Clear Channel Worldwide Holdings, Inc.
1,880,000	9.250%, 12/15/2017	2,006,900
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,241,827
2,900,000	5.700%, 5/15/2018	3,319,404
3,200,000	5.150%, 3/1/2020	3,497,277
2,700,000	6.400%, 5/15/2038	2,986,100
	Cox Communications, Inc.
3,400,000	9.375%, 1/15/2019[e]	4,602,087
2,500,000	8.375%, 3/1/2039[e]	3,356,057
	Cricket Communications, Inc.
1,890,000	7.750%, 5/15/2016	2,005,762
	Crown Castle Towers, LLC
5,000,000	4.883%, 8/15/2020[e]	5,165,645
	DIRECTV Holdings, LLC
2,600,000	6.375%, 6/15/2015	2,691,000
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
4,390,000	7.625%, 5/15/2016	4,894,850
	Discovery Communications, LLC
4,375,000	5.050%, 6/1/2020	4,761,671
	DISH DBS Corporation
1,875,000	7.125%, 2/1/2016	1,971,094
	Equinix, Inc.
1,050,000	8.125%, 3/1/2018	1,120,875
	Inmarsat Finance plc
1,070,000	7.375%, 12/1/2017[e]	1,118,150
	Intelsat Jackson Holdings SA
940,000	7.250%, 10/15/2020[e]	944,700
	Intelsat Jackson Holdings, Ltd.
310,000	8.500%, 11/1/2019[e]	336,350
	Intelsat Subsidiary Holding Company, Ltd.
2,200,000	8.875%, 1/15/2015	2,277,000

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Communications Services (10.6%) - continued
	Lamar Media Corporation
$160,000	7.875%, 4/15/2018	$168,000
	MetroPCS Wireless, Inc.
1,880,000	7.875%, 9/1/2018	1,936,400
	NBC Universal, Inc.
3,750,000	5.150%, 4/30/2020[e]	4,049,723
3,775,000	4.375%, 4/1/2021[e,f]	3,820,995
	New Communications Holdings, Inc.
1,580,000	8.250%, 4/15/2017	1,728,125
	News America, Inc.
1,900,000	6.900%, 3/1/2019	2,323,787
1,900,000	5.650%, 8/15/2020	2,188,633
2,140,000	6.400%, 12/15/2035	2,373,198
	Nextel Communications, Inc.
1,270,000	7.375%, 8/1/2015	1,276,350
	NII Capital Corporation
1,900,000	8.875%, 12/15/2019	2,111,375
	Qwest Communications International, Inc.
1,900,000	7.125%, 4/1/2018[e]	1,995,000
	Qwest Corporation
600,000	8.375%, 5/1/2016	709,500
3,200,000	6.500%, 6/1/2017	3,496,000
	Rogers Communications, Inc.
2,410,000	8.750%, 5/1/2032	3,192,284
	SBA Tower Trust
3,500,000	5.101%, 4/15/2017[e]	3,788,900
	Sprint Capital Corporation
1,250,000	8.375%, 3/15/2012	1,337,500
	Telecom Italia Capital SA
2,500,000	7.175%, 6/18/2019	2,934,235
	Telemar Norte Leste SA
3,800,000	5.500%, 10/23/2020[e]	3,847,500
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,227,692
2,600,000	6.750%, 6/15/2039	3,000,299
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,440,130
	UPC Holding BV
1,070,000	9.875%, 4/15/2018[e]	1,139,550
	Verizon Communications, Inc.
2,000,000	8.750%, 11/1/2018	2,721,442
1,650,000	8.950%, 3/1/2039[g]	2,419,345
	Virgin Media Finance plc
1,270,000	9.500%, 8/15/2016	1,435,100
620,000	8.375%, 10/15/2019	680,450
	Windstream Corporation
1,575,000	8.125%, 9/1/2018[e]	1,630,125

	Total Communications Services	139,458,976

Consumer Cyclical (5.8%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[e]	4,456,879
	Ameristar Casinos, Inc.
1,890,000	9.250%, 6/1/2014	2,017,575
	AOL Time Warner, Inc.
1,600,000	7.700%, 5/1/2032	1,999,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Consumer Cyclical (5.8%) - continued
	Cooper-Standard Automotive, Inc.
$310,000	8.500%, 5/1/2018[e]	$321,625
	CVS Caremark Corporation
1,850,000	6.600%, 3/15/2019	2,244,988
2,500,000	6.302%, 6/1/2037	2,312,500
	FireKeepers Development Authority
1,240,000	13.875%, 5/1/2015[e]	1,444,600
	Ford Motor Credit Company, LLC
1,900,000	7.000%, 10/1/2013	2,038,464
2,130,000	8.000%, 6/1/2014	2,329,202
1,930,000	7.000%, 4/15/2015	2,062,359
630,000	6.625%, 8/15/2017	671,225
	Goodyear Tire & Rubber Company
1,375,000	8.250%, 8/15/2020[g]	1,447,188
	Home Depot, Inc.
625,000	3.950%, 9/15/2020	637,885
3,900,000	5.875%, 12/16/2036	4,157,747
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[e]	3,343,018
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[e]	2,607,732
	J.C. Penney Company, Inc.
1,950,000	5.650%, 6/1/2020	1,986,563
	J.C. Penney Corporation, Inc.
1,200,000	7.950%, 4/1/2017	1,347,000
	Macy’s Retail Holdings, Inc.
2,930,000	8.375%, 7/15/2015	3,354,850
	MGM Resorts International
1,900,000	11.125%, 11/15/2017	2,163,625
1,300,000	9.000%, 3/15/2020[e]	1,368,250
	Nissan Motor Acceptance Corporation
4,100,000	5.625%, 3/14/2011[e]	4,187,092
	QVC, Inc.
1,270,000	7.125%, 4/15/2017[e]	1,314,450
320,000	7.375%, 10/15/2020[e]	331,200
	Royal Caribbean Cruises, Ltd.
1,250,000	6.875%, 12/1/2013	1,315,625
	Sears Holdings Corporation
820,000	6.625%, 10/15/2018[e,f]	822,714
	Speedway Motorsports, Inc.
1,250,000	8.750%, 6/1/2016	1,350,000
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018[g]	1,988,750
	Time Warner, Inc.
3,200,000	4.875%, 3/15/2020	3,471,568
	Toll Bros Finance Corporation
2,000,000	6.750%, 11/1/2019[g]	2,069,724
	Toys R Us Property Company I, LLC
1,900,000	10.750%, 7/15/2017	2,147,000
	Universal City Development Partners, Ltd.
1,270,000	8.875%, 11/15/2015	1,309,688
	Viacom, Inc.
3,100,000	6.250%, 4/30/2016	3,636,219
	Volvo Treasury AB
3,100,000	5.950%, 4/1/2015[e]	3,382,422

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Consumer Cyclical (5.8%) - continued
	WMG Acquisition Corporation
$1,250,000	9.500%, 6/15/2016	$1,337,500
	Wyndham Worldwide Corporation
1,885,000	6.000%, 12/1/2016	1,966,477
530,000	5.750%, 2/1/2018	531,679

	Total Consumer Cyclical	75,474,775

Consumer Non-Cyclical (5.6%)
	Altria Group, Inc.
1,200,000	8.500%, 11/10/2013	1,436,936
3,000,000	9.700%, 11/10/2018	4,060,806
2,500,000	9.950%, 11/10/2038	3,602,362
	Amgen, Inc.
3,750,000	3.450%, 10/1/2020	3,775,166
	Anheuser-Busch InBev Worldwide, Inc.
3,125,000	5.375%, 11/15/2014[e]	3,507,650
1,900,000	6.875%, 11/15/2019[e]	2,364,546
2,550,000	5.375%, 1/15/2020	2,878,417
2,525,000	5.000%, 4/15/2020	2,782,257
	Biomet, Inc.
1,900,000	10.375%, 10/15/2017	2,109,000
	Boston Scientific Corporation
1,250,000	5.125%, 1/12/2017	1,262,713
625,000	6.000%, 1/15/2020	666,587
	Constellation Brands, Inc.
1,200,000	7.250%, 5/15/2017	1,279,500
	DaVita, Inc.
1,250,000	7.250%, 3/15/2015	1,297,656
	Del Monte Corporation
1,250,000	7.500%, 10/15/2019	1,348,438
	Fortune Brands, Inc.
2,500,000	6.375%, 6/15/2014	2,836,450
1,300,000	5.375%, 1/15/2016	1,425,035
	Hasbro, Inc.
3,250,000	6.350%, 3/15/2040	3,342,271
	HCA, Inc.
1,250,000	9.625%, 11/15/2016	1,356,250
2,490,000	8.500%, 4/15/2019	2,776,350
1,270,000	7.250%, 9/15/2020	1,358,900
	JBS Finance II, Ltd.
1,250,000	8.250%, 1/29/2018[e]	1,289,062
	Kraft Foods, Inc.
3,150,000	4.125%, 2/9/2016	3,407,355
3,100,000	5.375%, 2/10/2020	3,462,852
	Kroger Company
2,500,000	6.400%, 8/15/2017	2,988,568
1,625,000	6.150%, 1/15/2020	1,930,918
	Life Technologies Corporation
1,900,000	6.000%, 3/1/2020	2,152,343
	Mattel, Inc.
1,250,000	6.200%, 10/1/2040	1,268,804
	Medco Health Solutions, Inc.
3,150,000	4.125%, 9/15/2020	3,189,699
	Tenet Healthcare Corporation
3,150,000	8.000%, 8/1/2020[e,g]	3,142,125
	TreeHouse Foods, Inc.
1,260,000	7.750%, 3/1/2018	1,354,500
	Valeant Pharmaceuticals International
470,000	6.750%, 10/1/2017[e,g]	479,400
470,000	7.625%, 3/15/2020[e]	596,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Consumer Non-Cyclical (5.6%) - continued
	Visant Corporation
$470,000	10.000%, 10/1/2017[e]	$491,150
	Warner Chilcott Company, LLC
2,360,000	7.750%, 9/15/2018[e]	2,424,900

	Total Consumer Non-Cyclical	73,645,866

Energy (9.3%)
	Anadarko Petroleum Corporation
1,900,000	5.950%, 9/15/2016	2,074,665
3,900,000	6.375%, 9/15/2017[g]	4,297,624
	BP Capital Markets plc
2,200,000	3.125%, 10/1/2015	2,211,557
1,575,000	4.500%, 10/1/2020	1,610,619
	Cenovus Energy, Inc.
2,500,000	6.750%, 11/15/2039	3,018,420
	CenterPoint Energy Resources Corporation
6,850,000	6.125%, 11/1/2017	7,936,540
	Chesapeake Energy Corporation
1,250,000	7.250%, 12/15/2018[g]	1,346,875
1,250,000	6.625%, 8/15/2020	1,306,250
	Citgo Petroleum Corporation
940,000	11.500%, 7/1/2017[e]	1,041,050
	Denbury Resources, Inc.
1,469,000	8.250%, 2/15/2020	1,603,046
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	1,033,688
3,800,000	8.050%, 10/1/2037	3,873,462
	Energy Transfer Partners, LP
5,900,000	6.700%, 7/1/2018	6,871,624
	Enterprise Products Operating, LLC
4,000,000	6.300%, 9/15/2017	4,613,608
2,600,000	7.034%, 1/15/2068	2,587,000
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,611,743
	Ferrellgas Partners, LP
1,870,000	6.750%, 5/1/2014	1,902,725
	Kinder Morgan Energy Partners, LP
1,250,000	5.950%, 2/15/2018	1,411,717
3,100,000	5.800%, 3/1/2021	3,461,835
	Linn Energy, LLC
1,880,000	7.750%, 2/1/2021[e]	1,896,450
	Magellan Midstream Partners, LP
2,700,000	6.450%, 6/1/2014	3,085,644
	Marathon Oil Canada Corporation
3,100,000	8.375%, 5/1/2012	3,413,345
	Marathon Oil Corporation
2,600,000	5.900%, 3/15/2018	3,001,019
	McJunkin Red Man Corporation
1,250,000	9.500%, 12/15/2016[e]	1,100,000
	Nexen, Inc.
1,300,000	6.200%, 7/30/2019	1,519,443
3,075,000	6.400%, 5/15/2037	3,350,797
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	4,032,468
	Noble Holding International, Ltd.
940,000	3.450%, 8/1/2015	979,569
690,000	4.900%, 8/1/2020	741,911

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Energy (9.3%) - continued
	NuStar Logistics, LP
$3,900,000	4.800%, 9/1/2020	$3,939,495
	ONEOK Partners, LP
1,000,000	8.625%, 3/1/2019	1,296,826
3,250,000	6.850%, 10/15/2037	3,743,239
	PetroHawk Energy Corporation
2,200,000	10.500%, 8/1/2014	2,491,500
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,675,782
	Plains All American Pipeline, LP
2,500,000	3.950%, 9/15/2015	2,622,425
3,150,000	6.500%, 5/1/2018	3,635,831
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,042,975
	QEP Resources, Inc.
630,000	6.875%, 3/1/2021	681,975
	Rowan Companies, Inc.
2,500,000	5.000%, 9/1/2017	2,582,795
	Transocean, Inc.
2,200,000	4.950%, 11/15/2015	2,287,714
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,405,953
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,516,286
	Weatherford International, Ltd.
3,100,000	6.000%, 3/15/2018	3,419,322
	Williams Companies, Inc.
3,050,000	8.750%, 3/15/2032	3,821,988
	Woodside Finance, Ltd.
3,125,000	4.500%, 11/10/2014[e]	3,353,400

	Total Energy	121,452,200

Financials (28.7%)
	Abbey National Capital Trust I
3,090,000	8.963%, 6/30/2030	3,363,372
	Aegon NV
2,600,000	3.228%, 10/15/2010[c]	1,672,710
	Ally Financial, Inc
2,820,000	7.500%, 9/15/2020[e]	3,003,300
	AMB Property, LP
1,950,000	4.500%, 8/15/2017	1,970,859
	American Express Company
3,150,000	2.750%, 9/15/2015	3,169,754
	American Express Credit Corporation
1,650,000	7.300%, 8/20/2013	1,896,558
3,850,000	5.125%, 8/25/2014[g]	4,264,826
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,195,018
	AXA SA
3,900,000	6.463%, 12/14/2018[e]	3,383,250
	Axis Specialty Finance, LLC
3,250,000	5.875%, 6/1/2020	3,317,210
	BAC Capital Trust XI
1,300,000	6.625%, 5/23/2036	1,341,981
	Bank of America Corporation
3,200,000	6.500%, 8/1/2016	3,598,080
3,300,000	5.750%, 12/1/2017	3,528,208
1,900,000	8.000%, 1/30/2018	1,959,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (28.7%) - continued
	Barclays Bank plc
$5,000,000	2.500%, 9/21/2015[e]	$5,026,035
3,700,000	7.434%, 12/15/2017[e]	3,774,000
	Bear Stearns Companies, Inc.
1,900,000	6.400%, 10/2/2017	2,213,061
	Blackstone Holdings Finance Company, LLC
3,140,000	5.875%, 3/15/2021[e]	3,187,678
	Boston Properties, Inc.
3,750,000	5.875%, 10/15/2019	4,189,886
	Cantor Fitzgerald, LP
1,700,000	7.875%, 10/15/2019[e]	1,784,711
	Capital One Capital V
1,925,000	10.250%, 8/15/2039	2,083,813
	Capital One Financial Corporation
1,500,000	6.150%, 9/1/2016	1,644,528
	CIGNA Corporation
2,500,000	6.350%, 3/15/2018	2,939,485
	CIT Group, Inc.
1,954,731	7.000%, 5/1/2017	1,913,193
	Citigroup, Inc.
3,125,000	2.384%, 11/15/2010[c]	3,146,981
2,500,000	6.500%, 8/19/2013	2,762,175
3,125,000	6.010%, 1/15/2015	3,435,622
2,500,000	4.750%, 5/19/2015	2,630,232
2,700,000	6.125%, 5/15/2018	2,945,732
1,625,000	5.375%, 8/9/2020	1,681,277
	CME Group Index Services, LLC
2,600,000	4.400%, 3/15/2018[e]	2,762,258
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019[g]	4,244,353
1,300,000	5.875%, 8/15/2020	1,325,570
	Commonwealth Bank of Australia
3,250,000	5.000%, 3/19/2020[e]	3,555,412
	Corestates Capital Trust I
3,000,000	8.000%, 12/15/2026[e]	3,088,137
	Corporacion Andina de Fomento
2,000,000	8.125%, 6/4/2019	2,489,662
	Credit Suisse New York, NY
4,550,000	4.375%, 8/5/2020	4,646,738
	Developers Diversified Realty Corporation
1,250,000	5.375%, 10/15/2012	1,254,075
	Discover Bank
1,875,000	8.700%, 11/18/2019	2,212,414
950,000	7.000%, 4/15/2020	1,033,467
	Duke Realty, LP
3,100,000	5.950%, 2/15/2017	3,325,971
	Endurance Specialty Holdings, Ltd.
4,200,000	6.150%, 10/15/2015	4,532,833
	ERP Operating, LP
2,500,000	5.125%, 3/15/2016	2,737,385
1,900,000	5.750%, 6/15/2017	2,139,510
	Fifth Third Bancorp
2,800,000	5.450%, 1/15/2017	2,937,421
	GATX Corporation
1,875,000	4.750%, 10/1/2012	1,970,923
	General Electric Capital Corporation
1,900,000	6.000%, 8/7/2019	2,137,852

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (28.7%) - continued
$2,500,000	4.375%, 9/16/2020	$2,509,258
1,550,000	6.875%, 1/10/2039	1,780,012
4,500,000	6.375%, 11/15/2067	4,477,500
	General Motors Acceptance Corporation, LLC
1,250,000	6.875%, 8/28/2012	1,304,687
	GMAC, Inc.
2,100,000	8.300%, 2/12/2015[e]	2,289,000
	Goldman Sachs Group, Inc.
5,800,000	6.250%, 9/1/2017	6,500,599
600,000	5.950%, 1/18/2018	658,997
2,500,000	5.375%, 3/15/2020	2,635,030
1,300,000	6.750%, 10/1/2037	1,351,252
	Health Care REIT, Inc.
3,200,000	6.125%, 4/15/2020	3,425,814
	HRPT Properties Trust
3,150,000	6.250%, 8/15/2016	3,354,643
	HSBC USA, Inc.
3,150,000	5.000%, 9/27/2020	3,147,593
	Icahn Enterprises, LP
1,850,000	8.000%, 1/15/2018	1,859,250
	ING Capital Funding Trust III
3,200,000	8.439%, 12/31/2049	3,072,000
	International Lease Finance Corporation
3,150,000	5.300%, 5/1/2012	3,157,875
1,490,000	8.625%, 9/15/2015[e]	1,594,300
3,125,000	6.750%, 9/1/2016[e]	3,343,750
	J.P. Morgan Chase & Company
4,700,000	7.900%, 4/30/2018	5,036,661
3,125,000	4.400%, 7/22/2020	3,200,334
	J.P. Morgan Chase Capital XXV
3,100,000	6.800%, 10/1/2037	3,150,880
	KeyCorp
3,125,000	3.750%, 8/13/2015	3,188,447
	LBG Capital No. 1 plc
3,100,000	7.875%, 11/1/2020	3,053,500
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,097,029
1,875,000	4.750%, 10/1/2020	1,888,273
	Lincoln National Corporation
940,000	4.300%, 6/15/2015	996,587
1,250,000	6.250%, 2/15/2020	1,398,399
	Lloyds TSB Bank plc
2,400,000	5.800%, 1/13/2020[e]	2,514,192
3,150,000	6.500%, 9/14/2020[e]	3,180,350
	Manulife Financial Corporation
3,750,000	3.400%, 9/17/2015	3,785,753
	Merrill Lynch & Company, Inc.
5,600,000	6.875%, 4/25/2018	6,281,498
3,000,000	7.750%, 5/14/2038	3,479,580
	MetLife Capital Trust X
3,000,000	9.250%, 4/8/2038[e]	3,540,000
	Morgan Stanley
3,125,000	4.200%, 11/20/2014	3,239,753
3,125,000	4.000%, 7/24/2015	3,184,816
1,900,000	5.450%, 1/9/2017	2,003,751
2,450,000	6.625%, 4/1/2018	2,716,205
1,900,000	5.625%, 9/23/2019	1,978,187
4,700,000	5.500%, 1/26/2020	4,830,900
	MUFG Capital Finance 1, Ltd.
5,130,000	6.346%, 7/25/2016	5,141,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (28.7%) - continued
	National City Bank
$3,100,000	5.800%, 6/7/2017	$3,422,812
	Nationwide Building Society
4,400,000	6.250%, 2/25/2020[e]	4,843,520
	New York Life Insurance Company
2,500,000	6.750%, 11/15/2039[e]	3,083,808
	Nordea Bank AB
2,500,000	3.700%, 11/13/2014[e]	2,640,653
	PNC Funding Corporation
3,100,000	3.000%, 5/19/2014	3,206,978
	Preferred Term Securities XXIII, Ltd.
5,496,079	0.492%, 12/22/2010[b,c]	2,693,079
	ProLogis
2,600,000	5.625%, 11/15/2015	2,543,614
1,275,000	7.375%, 10/30/2019	1,286,699
	Prudential Financial, Inc.
1,250,000	6.200%, 1/15/2015	1,407,921
2,900,000	6.000%, 12/1/2017	3,272,882
3,125,000	5.375%, 6/21/2020	3,377,972
1,120,000	5.700%, 12/14/2036	1,139,836
	Qatari Diar Finance QSC
3,100,000	5.000%, 7/21/2020[e]	3,254,823
	Regency Centers, LP
2,500,000	5.875%, 6/15/2017	2,714,627
	Regions Financial Corporation
1,875,000	5.750%, 6/15/2015	1,907,363
	Reinsurance Group of America, Inc.
4,785,000	5.625%, 3/15/2017	5,160,599
	Resona Bank, Ltd.
4,400,000	5.850%, 4/15/2016[e]	4,389,818
	Royal Bank of Scotland plc
3,150,000	4.875%, 8/25/2014[e]	3,341,741
2,500,000	4.875%, 3/16/2015	2,630,178
2,050,000	5.625%, 8/24/2020[g]	2,149,351
	Santander US Debt SA Unipersonal
3,150,000	2.991%, 10/7/2013[e,f]	3,144,330
	Simon Property Group, LP
2,280,000	5.750%, 12/1/2015	2,596,316
1,250,000	10.350%, 4/1/2019	1,747,186
2,000,000	5.650%, 2/1/2020	2,229,840
3,250,000	4.375%, 3/1/2021	3,294,597
	SLM Corporation
1,250,000	5.125%, 8/27/2012	1,263,660
3,200,000	5.000%, 10/1/2013	3,135,949
2,000,000	5.375%, 5/15/2014	1,946,130
	Standard Chartered plc
3,775,000	3.850%, 4/27/2015[e]	3,937,476
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/25/2016[e]	3,910,809
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,171,428
	UBS AG/Stamford, Connecticut
3,200,000	5.875%, 12/20/2017	3,620,749
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	2,866,747
	Unum Group
2,500,000	7.125%, 9/30/2016	2,885,203

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (28.7%) - continued
	Wachovia Bank NA
$2,025,000	4.875%, 2/1/2015	$2,193,275
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,717,425
	WEA Finance, LLC
1,500,000	7.125%, 4/15/2018[e]	1,764,018
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,850,000	7.500%, 6/2/2014[e]	2,153,259
	Westpac Banking Corporation
3,100,000	4.200%, 2/27/2015	3,331,747
1,925,000	4.875%, 11/19/2019	2,063,704
	Willis North America, Inc.
4,600,000	6.200%, 3/28/2017	4,901,640
1,900,000	7.000%, 9/29/2019	2,088,552
	XL Capital, Ltd.
3,100,000	6.250%, 5/15/2027	3,118,876
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[e]	2,375,000

	Total Financials	375,691,942

Foreign Government (1.1%)
	Brazil Government International Bond
1,100,000	4.875%, 1/22/2021	1,207,250
4,450,000	5.625%, 1/7/2041	4,883,875
	Export-Import Bank of Korea
1,950,000	5.125%, 6/29/2020	2,099,715
	Japan Finance Corporation
3,150,000	1.875%, 9/24/2015	3,177,654
	Korea Development Bank/ Republic of Korea
2,500,000	4.375%, 8/10/2015	2,651,948

	Total Foreign Government	14,020,442

Mortgage-Backed Securities (4.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
12,250,000	4.000%, 10/1/2025[f]	12,785,938
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
16,450,000	4.500%, 10/1/2040[f]	17,128,563
12,500,000	5.500%, 10/1/2040[f]	13,287,112
9,500,000	6.000%, 10/1/2040[f]	10,203,589

	Total Mortgage-Backed Securities	53,405,202

Technology (1.1%)
	Affiliated Computer Services, Inc.
3,100,000	5.200%, 6/1/2015	3,372,081
	CA, Inc.
3,075,000	5.375%, 12/1/2019	3,342,230
	Flextronics International, Ltd.
1,890,000	6.250%, 11/15/2014	1,923,075
	Iron Mountain, Inc.
1,200,000	8.000%, 6/15/2020	1,267,500
	JDA Software Group, Inc.
310,000	8.000%, 12/15/2014[e]	328,600
	Seagate Technology HDD Holdings
1,870,000	6.800%, 10/1/2016	1,907,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Technology (1.1%) - continued
	Xerox Corporation
$1,250,000	6.400%, 3/15/2016	$1,455,371
950,000	5.625%, 12/15/2019	1,063,307

	Total Technology	14,659,564

Transportation (2.3%)
	American Airlines Pass Through Trust
1,873,874	10.375%, 7/2/2019	2,211,171
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[e]	2,230,250
1,125,000	7.250%, 11/10/2019	1,226,250
2,111,924	5.983%, 4/19/2022	2,180,562
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,633,978
1,807,000	6.220%, 4/30/2040	2,074,606
	Delta Air Lines, Inc.
1,123,000	9.500%, 9/15/2014[e]	1,218,455
3,393,454	7.750%, 12/17/2019	3,766,734
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,684,924
	FedEx Corporation
3,176,964	6.845%, 1/15/2019	3,378,222
1,117,289	6.720%, 1/15/2022	1,214,310
	Kansas City Southern de Mexico SA de CV
1,260,000	7.375%, 6/1/2014	1,304,100
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017[e]	1,593,050
	United Air Lines, Inc.
2,728,667	10.400%, 11/1/2016	3,042,464

	Total Transportation	30,759,076

U.S. Government and Agencies (3.4%)
	U.S. Treasury Notes
3,100,000	2.625%, 6/30/2014	3,300,288
4,400,000	2.500%, 4/30/2015	4,664,686
3,100,000	3.000%, 2/28/2017	3,333,954
4,400,000	2.750%, 5/31/2017	4,654,720
4,500,000	3.125%, 5/15/2019	4,781,601
5,000,000	3.500%, 5/15/2020	5,427,350
	U.S. Treasury Notes, TIPS
3,225,984	1.625%, 1/15/2018	3,499,941
7,249,313	1.875%, 7/15/2019	8,035,414
5,847,270	1.375%, 1/15/2020	6,214,093

	Total U.S. Government and Agencies	43,912,047

Utilities (6.4%)
	Abu Dhabi National Energy Company
1,600,000	6.250%, 9/16/2019[e]	1,699,286
	AES Corporation
1,565,000	7.750%, 10/15/2015[g]	1,674,550
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,970,882
	CMS Energy Corporation
2,510,000	4.250%, 9/30/2015	2,531,656
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,835,965

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Utilities (6.4%) - continued
	Commonwealth Edison Company
$3,500,000	7.500%, 7/1/2013	$4,047,197
1,500,000	6.150%, 9/15/2017	1,776,942
	Consolidated Natural Gas Company
1,550,000	5.000%, 12/1/2014	1,737,325
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	2,683,367
	El Paso Corporation
2,170,000	8.250%, 2/15/2016	2,414,125
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,168,061
2,500,000	4.000%, 10/1/2020	2,502,645
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,473,718
	Illinois Power Company
3,200,000	6.125%, 11/15/2017	3,677,494
	Inergy, LP
1,100,000	7.000%, 10/1/2018[e]	1,127,500
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[e]	3,336,078
4,000,000	6.050%, 1/31/2018[e]	4,565,460
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,405,125
	Nisource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,468,291
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,247,292
	NRG Energy, Inc.
2,250,000	7.375%, 2/1/2016	2,314,688
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,808,774
	Ohio Power Company
2,200,000	5.375%, 10/1/2021	2,509,533
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,042,513
	Petrobras International Finance Company
2,050,000	5.750%, 1/20/2020	2,269,442
	Power Receivables Finance, LLC
1,142,868	6.290%, 1/1/2012[b]	1,142,891
	Progress Energy, Inc.
1,075,000	7.000%, 10/30/2031	1,322,791
	PSEG Power, LLC
4,800,000	5.000%, 4/1/2014	5,281,738
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,616,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	2,925,447
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,413,573
	Williams Partners, LP
2,500,000	5.250%, 3/15/2020	2,717,687

	Total Utilities	83,708,036

	Total Long-Term Fixed Income (cost $1,175,622,821)	1,246,909,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
3,779,609	Thrivent High Yield Fund	$17,990,941

	Total Fixed Income Mutual Funds	17,990,941

	Total Mutual Funds (cost $13,300,000)	17,990,941

Shares	Preferred Stock (0.5%)	Value
Financials (0.5%)
52,000	Citigroup Capital XII, 8.500%	1,373,320
30,240	Citigroup, Inc., 7.875%[h]	756,000
22,000	Citigroup, Inc., Convertible, 7.500%	2,607,220
359,990	Federal National Mortgage Association, 8.250%[h]	156,596
167	GMAC, Inc., 7.000%[e]	153,222
81,250	HSBC Holdings plc, 8.000%	2,192,125

	Total Financials	7,238,483

	Total Preferred Stock (cost $13,307,986)	7,238,483

Shares	Common Stock (0.1%)	Value
Financials (0.1%)
17,331	CIT Group, Inc.[h]	707,451

	Total Financials	707,451

	Total Common Stock (cost $554,987)	707,451

Contracts	Options Purchased (<0.1%)	Value
	10-Yr. U.S. Treasury Bond Futures Put Option
600	$121.50, expires 11/27/2010	$103,128

	Total Options Purchased (cost $311,175)	103,128

Shares	Collateral Held for Securities Loaned (1.3%)	Value
16,868,155	Thrivent Financial Securities Lending Trust	16,868,155

	Total Collateral Held for Securities Loaned (cost $16,868,155)	16,868,155

Principal Amount	Short-Term Investments (5.5%)[i]	Value
	Barclays Bank plc Repurchase Agreement
18,890,000	0.180%, 10/1/2010[j]	18,890,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.100%, 10/27/2010	4,999,652
11,000,000	0.150%, 11/3/2010	10,998,487
	Federal Home Loan Mortgage Corporation Discount Notes
30,000,000	0.150%, 10/13/2010	29,998,554
500,000	0.210%, 10/18/2010	499,950
5,000,000	0.130%, 10/22/2010	4,999,634

Principal Amount	Short-Term Investments (5.5%)[i]	Value
	Federal National Mortgage Association Discount Notes
1,900,000	0.200%, 10/18/2010[k]	$1,899,822

	Total Short-Term Investments (at amortized cost)	72,286,099

	Total Investments (cost $1,304,774,738) 105.0%	$1,374,730,930

	Other Assets and Liabilities, Net (5.0%)	(65,788,421)

	Total Net Assets 100.0%	$1,308,942,509

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	1,319,151
Commercial Mortgage Pass- Through Certificates	10/18/2006	2,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	4,750,000
Power Receivables Finance, LLC	9/30/2003	1,142,532
Preferred Term Securities XXIII, Ltd.	9/14/2006	5,496,079
Wachovia Bank Commercial Mortgage Trust	5/2/2007	7,500,464

c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	All or a portion of the security is insured or guaranteed.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $239,290,036 or 18.3% of total net assets.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is on loan.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	Repurchase agreement dated September 30, 2010, $18,890,094 maturing October 1, 2010, collateralized by $19,267,905 U.S. Treasury Notes, 3.500% due February 15, 2018.
k	At September 30, 2010, $1,899,822 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Definitions:
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$103,479,310
Gross unrealized depreciation	(33,523,118)

Net unrealized appreciation (depreciation)	$69,956,192

Cost for federal income tax purposes	$1,304,774,738

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Income Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,205,363	–	3,205,363	–
Communications Services	2,536,934	–	2,536,934	–
Consumer Cyclical	1,244,733	–	1,244,733	–
Consumer Non-Cyclical	2,906,466	–	2,906,466	–
Financials	351,508	–	351,508	–
Technology	912,940	–	912,940	–
Utilities	1,469,376	–	1,469,376	–
Long-Term Fixed Income
Asset-Backed Securities	19,484,032	–	19,484,032	–
Basic Materials	83,666,664	–	83,666,664	–
Capital Goods	28,478,559	–	28,478,559	–
Collateralized Mortgage Obligations	23,885,616	–	23,885,616	–
Commercial Mortgage-Backed
Securities	65,206,356	–	65,206,356	–
Communications Services	139,458,976	–	139,458,976	–
Consumer Cyclical	75,474,775	–	75,474,775	–
Consumer Non-Cyclical	73,645,866	–	73,645,866	–
Energy	121,452,200	–	121,452,200	–
Financials	375,691,942	–	372,998,863	2,693,079
Foreign Government	14,020,442	–	14,020,442	–
Mortgage-Backed Securities	53,405,202	–	53,405,202	–
Technology	14,659,564	–	14,659,564	–
Transportation	30,759,076	–	18,331,895	12,427,181
U.S. Government and Agencies	43,912,047	–	43,912,047	–
Utilities	83,708,036	–	83,708,036	–
Mutual Funds
Fixed Income Mutual Funds	17,990,941	17,990,941	–	–
Preferred Stock
Financials	7,238,483	7,238,483	–	–
Common Stock
Financials	707,451	707,451	–	–
Options Purchased	103,128	103,128	–	–
Collateral Held for Securities Loaned	16,868,155	16,868,155	–	–
Short-Term Investments	72,286,099	–	72,286,099	–

Total	$1,374,730,930	$42,908,158	$1,316,702,512	$15,120,260

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	886,057	886,057	–	–

Total Asset Derivatives	$886,057	$886,057	$–	$–

Liability Derivatives
Futures Contracts	1,621,387	1,621,387	–	–
Credit Default Swaps	138,639	–	138,639	–

Total Liability Derivatives	$1,760,026	$1,621,387	$138,639	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Income Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income
Asset-Backed Securities	12,067,475	–	(99,531)	182,525	(12,150,469)	–	–	–
Commercial Mortgage- Backed Securities	10,300,000	–	565,625	(300,000)	(10,565,625)	–	–	–
Financials	2,507,069	–	–	261,195	(75,185)	–	–	2,693,079
Transportation	14,309,188	(10,992)	148,387	756,466	(2,775,868)	–	–	12,427,181

Total	$39,183,732	($10,992)	$614,481	$900,186	($25,567,147)	$–	$–	$15,120,260

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	December 2010	$69,015,335	$69,137,580	$122,245
5-Yr. U.S. Treasury Bond Futures	(595)	December 2010	(71,268,029)	(71,915,978)	(647,949)
10-Yr. U.S. Treasury Bond Futures	(1,610)	December 2010	(201,962,039)	(202,935,477)	(973,438)
20-Yr. U.S. Treasury Bond Futures	695	December 2010	92,170,719	92,934,531	763,812
Total Futures Contracts					($735,330)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 14, 5 Year, at 5.00%; Bank of America	Buy	6/20/2015	$9,400,000	($222,219)	$83,580	($138,639)
Total Credit Default Swaps					$83,580	($138,639)

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
High Yield Fund	$17,310,611	$–	$–	3,779,609	$17,990,941	$1,096,579
Thrivent Financial Securities Lending Trust	7,956,950	220,781,655	211,870,450	16,868,155	16,868,155	21,184
Total Value and Income Earned	25,267,561				34,859,096	1,117,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Bond Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Asset-Backed Securities (3.3%)
	Countrywide Asset-Backed Certificates
$547,570	6.085%, 6/25/2021[a]	$206,721
710,556	5.549%, 8/25/2021[a]	516,532
	Credit Based Asset Servicing and Securitization, LLC
436,640	5.501%, 12/25/2036	311,183
	First Horizon ABS Trust
1,482,398	0.386%, 10/25/2010[a,b]	1,056,080
1,284,208	0.416%, 10/25/2010[a,b]	667,413
	GMAC Mortgage Corporation Loan Trust
1,821,272	0.436%, 10/25/2010[a,b]	972,095
1,511,592	0.436%, 10/25/2010[a,b]	764,273
	Green Tree Financial Corporation
26,415	6.330%, 11/1/2029	27,002
	IndyMac Seconds Asset-Backed Trust
583,648	0.426%, 10/25/2010[a,b]	109,241
	Wachovia Asset Securitization, Inc.
1,528,705	0.396%, 10/25/2010[a,b,c]	1,015,060

	Total Asset-Backed Securities	5,645,600

Basic Materials (1.0%)
	Corporacion Nacional del Cobre de Chile
300,000	6.375%, 11/30/2012[d]	330,160
	Dow Chemical Company
27,000	7.375%, 11/1/2029	31,148
	Potash Corporation of Saskatchewan, Inc.
300,000	7.750%, 5/31/2011	314,123
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	545,884
	Vale Overseas, Ltd.
500,000	4.625%, 9/15/2020	516,420

	Total Basic Materials	1,737,735

Capital Goods (1.1%)
	General Electric Company
600,000	5.000%, 2/1/2013	651,566
	John Deere Capital Corporation
350,000	7.000%, 3/15/2012	380,663
	Republic Services, Inc.
500,000	5.250%, 11/15/2021	552,435
	United Technologies Corporation
275,000	6.050%, 6/1/2036	325,536

	Total Capital Goods	1,910,200

Collateralized Mortgage Obligations (1.2%)
	Bear Stearns Mortgage Funding Trust
320,761	0.536%, 10/25/2010[b]	64,774
	Merrill Lynch Mortgage Investors, Inc.
1,153,744	2.752%, 6/25/2035	1,027,368

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
	Thornburg Mortgage Securities Trust
$1,018,763	0.366%, 10/25/2010[b]	$990,732

	Total Collateralized Mortgage Obligations	2,082,874

Commercial Mortgage-Backed Securities (8.1%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.837%, 6/10/2049	665,614
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.407%, 10/15/2010[b,c]	2,283,028
	Commercial Mortgage Pass- Through Certificates
2,500,000	0.387%, 10/15/2010[b,c]	2,125,053
500,000	5.306%, 12/10/2046	519,822
	Credit Suisse Mortgage Capital Certificates
2,500,000	0.427%, 10/15/2010[b,d]	2,200,273
235,000	5.467%, 9/15/2039	247,314
	General Electric Commercial Mortgage Corporation
800,000	4.641%, 3/10/2040	829,470
	Greenwich Capital Commercial Funding Corporation
250,000	5.867%, 12/10/2049	227,707
	GS Mortgage Securities Corporation II
2,000,000	0.388%, 10/6/2010[b,d]	1,910,012
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.336%, 5/15/2047	1,352,009
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	957,229
339,414	4.553%, 7/15/2030	340,201

	Total Commercial Mortgage- Backed Securities	13,657,732

Communications Services (2.2%)
	America Movil SA de CV
350,000	5.000%, 3/30/2020	377,488
	AT&T, Inc.
275,000	5.875%, 2/1/2012	292,885
300,000	6.400%, 5/15/2038	342,870
	BellSouth Corporation
27,000	6.875%, 10/15/2031	31,266
	CBS Corporation
350,000	7.875%, 9/1/2023	421,986
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	148,080
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	510,119
	News America, Inc.
275,000	6.400%, 12/15/2035	304,967
	Telecom Italia Capital SA
800,000	5.250%, 10/1/2015	863,309
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	368,503

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Bond Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Communications Services (2.2%) - continued
	Verizon Global Funding Corporation
$27,000	7.750%, 12/1/2030	$34,859

	Total Communications Services	3,696,332

Consumer Cyclical (1.1%)
	AOL Time Warner, Inc.
27,000	7.625%, 4/15/2031	33,476
	Daimler Finance NA, LLC
27,000	8.500%, 1/18/2031	37,113
	Target Corporation
27,000	7.000%, 7/15/2031	33,943
	Toyota Motor Credit Corporation
325,000	4.500%, 6/17/2020	360,962
	Wal-Mart Stores, Inc.
527,000	7.550%, 2/15/2030	713,240
	Walt Disney Company
500,000	5.625%, 9/15/2016	601,211

	Total Consumer Cyclical	1,779,945

Consumer Non-Cyclical (1.7%)
	AmerisourceBergen Corporation
500,000	4.875%, 11/15/2019	540,249
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	277,903
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	372,920
	Kellogg Company
600,000	4.250%, 3/6/2013	643,500
27,000	7.450%, 4/1/2031	36,612
	Kraft Foods, Inc.
27,000	6.500%, 11/1/2031	31,044
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	369,723
	Wyeth
550,000	6.000%, 2/15/2036	647,069

	Total Consumer Non-Cyclical	2,919,020

Energy (0.9%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	29,201
	Conoco, Inc.
27,000	6.950%, 4/15/2029	34,695
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	36,160
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	524,107
	Petro-Canada
300,000	6.800%, 5/15/2038	355,611
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	532,986

	Total Energy	1,512,760

Financials (8.8%)
	African Development Bank
250,000	6.875%, 10/15/2015	304,581
	AIG SunAmerica Global Financing VI
500,000	6.300%, 5/10/2011[d]	510,000

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Financials (8.8%) - continued
	AXA SA
$27,000	8.600%, 12/15/2030	$31,216
	BAC Capital Trust XI
275,000	6.625%, 5/23/2036	283,881
	Bank of America Corporation
500,000	6.500%, 8/1/2016	562,200
	Bank One Corporation
900,000	5.900%, 11/15/2011	948,805
	Barclays Bank plc
500,000	2.500%, 1/23/2013	510,859
300,000	5.000%, 9/22/2016	328,238
	BNP Paribas SA
1,100,000	5.186%, 6/29/2015[d]	1,034,000
	Chubb Corporation
600,000	6.500%, 5/15/2038	732,889
	CIGNA Corporation
450,000	6.350%, 3/15/2018	529,107
	Citigroup, Inc.
500,000	2.384%, 11/15/2010[b]	503,517
250,000	4.700%, 5/29/2015	259,983
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	482,420
	Goldman Sachs Group, Inc.
950,000	6.600%, 1/15/2012	1,012,488
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	481,755
	Household Finance Corporation
650,000	6.375%, 11/27/2012	710,912
	HSBC Finance Corporation
350,000	5.000%, 6/30/2015	381,168
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	347,952
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	850,000
	Lloyds TSB Bank plc
350,000	5.800%, 1/13/2020[d]	366,653
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	204,629
	Merrill Lynch & Company, Inc.
475,000	5.000%, 2/3/2014	505,943
	MetLife, Inc.
200,000	5.000%, 6/15/2015	221,960
	Morgan Stanley Dean Witter & Company
850,000	6.750%, 4/15/2011	875,483
	Preferred Term Securities XXIII, Ltd.
1,177,731	0.492%, 12/22/2010[b,c]	577,088
	ProLogis
200,000	6.875%, 3/15/2020	196,622
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	279,871
	Rabobank Nederland NV
350,000	4.750%, 1/15/2020[d]	383,022
	Wachovia Bank NA
500,000	4.875%, 2/1/2015	541,550
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[e]	1,000

	Total Financials	14,959,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Bond Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Foreign Government (1.9%)
	Chile Government International Bond
$350,000	3.875%, 8/5/2020	$363,044
	Hydro-Quebec
27,000	8.400%, 1/15/2022	39,248
	Italy Government International Bond
600,000	6.000%, 2/22/2011	609,250
200,000	4.375%, 6/15/2013	212,026
700,000	5.375%, 6/12/2017	772,862
	Nova Scotia Government Notes
250,000	7.250%, 7/27/2013	293,216
	Quebec Government Notes
400,000	4.875%, 5/5/2014	450,833
400,000	7.500%, 7/15/2023	560,285

	Total Foreign Government	3,300,764

Mortgage-Backed Securities (31.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,204	6.500%, 10/1/2012	2,385
2,228	6.500%, 1/1/2013	2,411
1,613	6.000%, 9/1/2013	1,744
2,489	5.500%, 3/1/2014	2,678
11,786	6.000%, 4/1/2014	12,744
4,613	7.000%, 10/1/2014	4,950
7,650	6.500%, 3/1/2016	8,279
16,832	6.000%, 6/1/2016	18,241
19,032	6.000%, 9/1/2016	20,625
198,676	7.000%, 6/1/2017	214,927
294,214	5.500%, 12/1/2017	317,370
11,650,000	4.000%, 10/1/2025[f]	12,159,687
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,543	6.500%, 4/1/2024	4,992
5,414	7.000%, 5/1/2024	6,104
1,261	7.500%, 8/1/2025	1,432
14,742	8.500%, 11/1/2025	17,163
1,837	8.000%, 1/1/2026	2,111
2,187	7.000%, 4/1/2027	2,475
3,120	7.500%, 7/1/2027	3,545
4,638	7.000%, 8/1/2027	5,248
3,013	7.500%, 10/1/2027	3,428
3,711	7.000%, 5/1/2028	4,202
19,353	6.000%, 8/1/2028	21,317
7,640	6.500%, 2/1/2029	8,483
16,940	6.000%, 3/1/2029	18,648
10,329	7.000%, 7/1/2029	11,707
11,926	7.500%, 10/1/2029	13,590
5,160	7.500%, 11/1/2029	5,880
6,933	6.500%, 5/1/2031	7,698
38,772	6.000%, 6/1/2031	42,610
8,302	7.000%, 6/1/2031	9,419
9,531	7.000%, 6/1/2031	10,814
26,191	6.000%, 7/1/2031	28,783
9,948	7.000%, 9/1/2031	11,287
27,439	6.500%, 10/1/2031	30,467
167,368	6.000%, 1/1/2032	183,935
32,581	6.000%, 1/1/2032	35,806
15,633	7.000%, 5/1/2032	17,657
190,593	6.500%, 7/1/2032	211,623

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Mortgage-Backed Securities (31.2%) - continued
$149,793	6.500%, 10/1/2032	$166,321
251,634	6.000%, 11/1/2032	276,226
7,000,000	5.000%, 10/1/2040[f]	7,352,184
7,250,000	6.000%, 10/1/2040[f]	7,772,225
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
301	6.000%, 4/1/2011	325
146	7.500%, 7/1/2011	151
910	8.000%, 7/1/2012	961
1,593	6.500%, 12/1/2012	1,724
3,858	6.500%, 6/1/2013	4,175
8,593	6.000%, 12/1/2013	9,281
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,939	10.500%, 8/1/2020	5,709
4,198	8.000%, 12/1/2024	4,833
4,585	7.000%, 10/1/2025	5,182
20,102	6.500%, 11/1/2025	22,146
796	8.500%, 12/1/2025	923
3,987	7.500%, 1/1/2026	4,528
5,870	6.500%, 5/1/2026	6,461
3,094	8.000%, 9/1/2026	3,579
5,007	7.500%, 2/1/2027	5,698
3,596	7.000%, 3/1/2027	4,068
9,947	6.500%, 8/1/2027	10,950
1,226	7.500%, 11/1/2027	1,396
4,602	9.000%, 11/1/2027	5,367
4,066	7.000%, 1/1/2028	4,605
48,652	7.500%, 2/1/2028	55,422
5,219	6.000%, 5/1/2028	5,760
2,841	6.500%, 9/1/2028	3,182
10,842	7.000%, 10/1/2028	12,290
30,175	7.500%, 11/1/2028	34,341
8,949	6.500%, 2/1/2029	10,025
30,180	6.000%, 3/1/2029	33,304
14,840	7.000%, 3/1/2029	16,836
34,340	6.500%, 4/1/2029	38,424
4,104	6.500%, 8/1/2029	4,592
9,390	7.500%, 8/1/2029	10,715
7,489	7.000%, 10/1/2029	8,496
9,741	7.500%, 12/1/2029	11,115
5,409	8.000%, 4/1/2030	6,269
2,826	7.500%, 12/1/2030	3,226
59,890	6.000%, 5/1/2031	65,939
129,753	6.500%, 4/1/2032	144,779
102,129	6.500%, 5/1/2032	113,957
68,061	7.000%, 5/1/2032	77,251
423,364	6.500%, 7/1/2032	472,393
196,061	6.500%, 8/1/2032	218,767
6,650,000	4.500%, 10/1/2040[f]	6,924,312
14,000,000	5.500%, 10/1/2040[f]	14,881,566
	Government National Mortgage Association 15-Yr. Pass Through
10,379	7.000%, 9/15/2013	11,023
	Government National Mortgage Association 30-Yr. Pass Through
5,149	7.500%, 3/15/2023	5,868
2,054	7.000%, 1/15/2024	2,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Bond Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Mortgage-Backed Securities (31.2%) - continued
$2,529	9.000%, 9/15/2024	$2,954
6,195	8.000%, 6/15/2025	7,268
1,872	8.000%, 9/15/2026	2,202
8,009	7.500%, 10/15/2027	9,150
7,059	7.000%, 11/15/2027	8,048
3,665	7.000%, 1/15/2028	4,183
8,645	6.500%, 7/15/2028	9,733
6,752	7.000%, 8/15/2028	7,705
48,853	7.500%, 11/15/2028	55,878
9,306	6.500%, 12/15/2028	10,478
32,126	6.500%, 3/15/2029	36,090
3,074	6.500%, 4/15/2029	3,453
6,766	8.000%, 10/15/2030	8,007
11,305	7.500%, 1/15/2031	12,985
4,782	7.000%, 4/15/2031	5,467
19,615	6.500%, 6/15/2031	22,011
19,328	7.000%, 9/15/2031	22,096
208,390	6.500%, 1/15/2032	232,669
32,437	6.500%, 4/15/2032	36,217

	Total Mortgage-Backed Securities	52,824,263

Technology (0.3%)
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	501,724

	Total Technology	501,724

Transportation (0.4%)
	Union Pacific Corporation
500,000	7.000%, 2/1/2016	610,185

	Total Transportation	610,185

U.S. Government and Agencies (42.1%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,012,590
	Federal Home Loan Banks
2,500,000	0.875%, 8/22/2012	2,515,890
1,000,000	3.625%, 5/29/2013	1,077,013
850,000	4.500%, 9/16/2013	941,474
1,000,000	3.625%, 10/18/2013	1,085,188
3,750,000	5.000%, 11/17/2017	4,442,066
	Federal Home Loan Mortgage Corporation
1,000,000	5.125%, 7/15/2012	1,081,730
500,000	3.750%, 6/28/2013	541,293
1,700,000	5.125%, 11/17/2017	2,017,240
350,000	6.750%, 3/15/2031	489,691
	Federal National Mortgage Association
500,000	5.960%, 9/11/2028	617,756
100,000	6.250%, 5/15/2029	130,725
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	285,850
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	281,965
350,000	5.250%, 9/15/2039	406,222
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,158,595
1,525,000	4.625%, 2/15/2040	1,781,868

Principal Amount	Long-Term Fixed Income (107.2%)	Value
U.S. Government and Agencies (42.1%) – continued
	U.S. Treasury Notes
$2,500,000	4.500%, 11/30/2011	$2,621,290
1,500,000	0.625%, 7/31/2012	1,506,270
500,000	4.375%, 8/15/2012	537,441
4,500,000	0.375%, 8/31/2012	4,496,661
4,000,000	1.125%, 6/15/2013	4,056,880
1,000,000	1.000%, 7/15/2013	1,010,940
2,750,000	2.000%, 11/30/2013	2,862,580
1,500,000	1.875%, 4/30/2014	1,555,430
2,500,000	4.250%, 8/15/2014	2,818,945
3,000,000	2.375%, 8/31/2014	3,165,234
2,500,000	1.875%, 6/30/2015	2,576,172
2,500,000	1.250%, 8/31/2015[g]	2,499,220
4,000,000	2.625%, 2/29/2016	4,250,936
1,500,000	2.750%, 11/30/2016	1,593,750
5,250,000	3.000%, 2/28/2017	5,646,212
2,000,000	3.250%, 3/31/2017	2,181,250
5,000,000	3.625%, 8/15/2019	5,498,440
250,000	3.500%, 5/15/2020	271,368
500,000	3.500%, 2/15/2039	483,750

	Total U.S. Government and Agencies	71,499,925

U.S. Municipals (0.3%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
350,000	5.720%, 12/1/2038	398,345

	Total U.S. Municipals	398,345

Utilities (1.6%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	462,628
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	306,656
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	29,337
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	36,103
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	552,209
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	308,658
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	492,201
	Southern California Edison Company
225,000	5.000%, 1/15/2014	251,571
	Xcel Energy, Inc.
275,000	6.500%, 7/1/2036	328,117

	Total Utilities	2,767,480

	Total Long-Term Fixed Income (cost $180,884,916)	181,804,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Bond Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Collateral Held for Securities Loaned (1.5%)	Value
2,540,625	Thrivent Financial Securities Lending Trust	$2,540,625

	Total Collateral Held for Securities Loaned (cost $2,540,625)	2,540,625

Principal Amount	Short-Term Investments (20.6%)[h]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
30,000,000	0.150%, 10/13/2010	29,998,554
	Federal National Mortgage Association Discount Notes
5,000,000	0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	34,998,033

	Total Investments (cost $218,423,574) 129.3%	$219,343,334

	Other Assets and Liabilities, Net (29.3%)	(49,643,350)

	Total Net Assets 100.0%	$169,699,984

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	2,500,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,177,731
Wachovia Asset Securitization, Inc.	3/16/2007	1,528,705

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $7,392,319 or 4.4% of total net assets.

e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is on loan.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,967,887
Gross unrealized depreciation	(7,048,127)

Net unrealized appreciation (depreciation)	$919,760

Cost for federal income tax purposes	$218,423,574

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Bond Index Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Bond Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	5,645,600	–	4,630,540	1,015,060
Basic Materials	1,737,735	–	1,737,735	–
Capital Goods	1,910,200	–	1,910,200	–
Collateralized Mortgage Obligations	2,082,874	–	2,082,874	–
Commercial Mortgage-Backed Securities	13,657,732	–	13,657,732	–
Communications Services	3,696,332	–	3,696,332	–
Consumer Cyclical	1,779,945	–	1,779,945	–
Consumer Non-Cyclical	2,919,020	–	2,919,020	–
Energy	1,512,760	–	1,512,760	–
Financials	14,959,792	–	14,382,704	577,088
Foreign Government	3,300,764	–	3,300,764	–
Mortgage-Backed Securities	52,824,263	–	52,824,263	–
Technology	501,724	–	501,724	–
Transportation	610,185	–	610,185	–
U.S. Government and Agencies	71,499,925	–	71,499,925	–
U.S. Municipals	398,345	–	398,345	–
Utilities	2,767,480	–	2,767,480	–
Collateral Held for Securities Loaned	2,540,625	2,540,625	–	–
Short-Term Investments	34,998,033	–	34,998,033	–

Total	$219,343,334	$2,540,625	$215,210,561	$1,592,148

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Bond Index Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income
Asset-Backed Securities	838,603	–	–	353,131	(176,674)	–	–	1,015,060
Financials	537,229	–	–	55,970	(16,111)	–	–	577,088

Total	$1,375,832	$–	$–	$409,101	($192,785)	$–	$–	$1,592,148

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$6,634,075	$13,726,575	$17,820,025	2,540,625	$2,540,625	$818

Total Value and Income Earned	6,634,075				2,540,625	818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Asset-Backed Securities (15.7%)
	Bank of America Auto Trust
$6,500,000	1.390%, 3/15/2014[a]	$6,557,220
	BMW Vehicle Lease Trust
8,004,293	2.910%, 3/15/2012	8,082,335
	Cabela’s Master Credit Card Trust
7,500,000	4.310%, 12/16/2013[a]	7,556,468
	Carmax Auto Owner Trust
4,500,000	4.120%, 3/15/2013	4,604,886
	Carrington Mortgage Loan Trust
1,400,000	0.406%, 10/25/2010[b]	683,584
	Chase Funding Issuance Trust
7,000,000	2.400%, 6/17/2013	7,094,234
	Chrysler Financial Auto Securitization
6,750,000	2.820%, 1/15/2016	6,877,001
	Chrysler Financial Lease Trust
3,500,000	1.780%, 6/15/2011[a]	3,510,097
	CIT Equipment
4,500,000	3.070%, 8/15/2016[a]	4,558,163
	CNH Equipment Trust
3,350,000	7.210%, 12/16/2013	3,654,662
	Countrywide Asset-Backed Certificates
3,285,420	6.085%, 6/25/2021[c]	1,240,328
1,421,112	5.549%, 8/25/2021[c]	1,033,064
	Credit Based Asset Servicing and Securitization, LLC
2,095,875	5.501%, 12/25/2036	1,493,678
	Discover Card Master Trust
9,500,000	5.100%, 10/15/2013	9,739,096
	First Financial Bank USA
2,500,000	4.750%, 10/15/2015[a]	2,501,570
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d,e]	0
	First Horizon ABS Trust
944,642	0.386%, 10/25/2010[b,c]	698,188
	Ford Credit Auto Owner Trust
5,646,476	3.960%, 5/15/2013	5,760,964
	GE Capital Credit Card Master Note Trust
7,800,000	2.540%, 9/15/2014	7,939,612
7,000,000	3.690%, 7/15/2015	7,340,627
	GMAC Mortgage Corporation Loan Trust
4,249,635	0.436%, 10/25/2010[b,c]	2,268,221
1,813,910	0.436%, 10/25/2010[b,c]	917,127
2,879,270	5.750%, 10/25/2036[c]	1,663,858
	Goldman Sachs Alternative Mortgage Products Trust
4,732,510	0.336%, 10/25/2010[b]	4,380,766
	GSAMP Trust
3,791,465	0.436%, 10/25/2010[b]	3,299,766
	Harley-Davidson Motorcycle Trust
3,500,000	3.190%, 11/15/2013	3,568,946
	Honda Auto Receivables Owner Trust
5,500,000	4.430%, 7/15/2015	5,850,064
	Household Home Equity Loan Trust
3,279,628	5.320%, 3/20/2036	3,294,210

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Asset-Backed Securities (15.7%) – continued
	John Deere Owner Trust
$3,500,000	3.960%, 5/16/2016	$3,682,493
	Merrill Auto Trust Securitization
3,713,135	5.500%, 3/15/2012	3,755,866
	Mortgage Equity Conversion Asset Trust
6,211,884	0.720%, 10/25/2010[b,d]	6,008,134
6,294,847	0.740%, 10/25/2010[b,d]	6,043,053
	Nissan Auto Receivables Owner Trust
6,370,624	4.280%, 6/16/2014	6,533,871
6,000,000	4.740%, 8/17/2015	6,423,528
	Renaissance Home Equity Loan Trust
3,919,027	5.608%, 5/25/2036	3,334,003
1,250,000	5.285%, 1/25/2037	991,705
	Santander Drive Auto Receivables Trust
8,500,000	0.950%, 8/15/2013	8,501,301
	USAA Auto Owner Trust
7,000,000	4.500%, 10/15/2013	7,211,967
5,500,000	4.770%, 9/15/2014	5,872,355
	Volkswagen Auto Lease Trust
6,500,000	3.410%, 4/16/2012	6,603,252
	Volkswagen Auto Loan Enhanced Trust
2,500,000	1.310%, 1/20/2014	2,521,528
	Wachovia Asset Securitization, Inc.
1,910,881	0.396%, 10/25/2010[b,c,d]	1,268,825
	World Omni Auto Receivables Trust
7,918,716	1.020%, 1/16/2012	7,931,576
4,500,000	1.340%, 12/16/2013	4,536,117
2,000,000	5.120%, 5/15/2014	2,152,826

	Total Asset-Backed Securities	199,541,135

Basic Materials (1.5%)
	Anglo American Capital plc
3,000,000	2.150%, 9/27/2013[a]	3,021,780
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	3,016,955
3,250,000	3.750%, 8/5/2015	3,284,713
	Dow Chemical Company
4,300,000	4.850%, 8/15/2012[f]	4,550,884
	Noble Group, Ltd.
2,000,000	4.875%, 8/5/2015[a]	2,069,150
	Rio Tinto Finance USA, Ltd.
2,000,000	9.000%, 5/1/2019	2,790,962

	Total Basic Materials	18,734,444

Capital Goods (1.5%)
	Caterpillar Financial Services Corporation
4,500,000	2.000%, 4/5/2013	4,611,145
	Hutchinson Whampoa Finance, Ltd.
3,300,000	4.625%, 9/11/2015[a]	3,527,423
	L-3 Communications Corporation
4,000,000	5.875%, 1/15/2015	4,090,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Capital Goods (1.5%) - continued
	Textron, Inc.
$2,700,000	6.200%, 3/15/2015	$3,003,032
	Tyco International Finance SA
1,500,000	4.125%, 10/15/2014	1,632,650
	Waste Management, Inc.
2,350,000	6.375%, 3/11/2015	2,755,713

	Total Capital Goods	19,619,963

Collateralized Mortgage Obligations (4.2%)
	American Home Mortgage Assets Trust
3,753,739	1.290%, 10/1/2010[b]	1,803,533
	Banc of America Mortgage Securities, Inc.
1,764,061	3.179%, 9/25/2035	1,502,050
	Bear Stearns Adjustable Rate Mortgage Trust
2,161,036	4.625%, 8/25/2011[b]	1,903,648
	Chase Mortgage Finance Corporation
1,370,354	5.398%, 1/25/2036	394,839
	Countrywide Alternative Loan Trust
2,048,789	5.500%, 2/25/2036	1,655,759
2,274,359	6.000%, 1/25/2037	1,589,647
	Countrywide Asset-Backed Certificates
3,285,575	5.500%, 11/25/2035	3,104,691
	Countrywide Home Loans, Inc.
2,998,358	5.223%, 3/20/2036	1,819,577
2,919,694	5.576%, 9/20/2036	1,751,323
	Deutsche Alt-A Securities, Inc.
4,785,669	1.140%, 10/1/2010[b]	2,941,459
	GSR Mortgage Loan Trust
5,004,400	0.446%, 10/25/2010[b]	4,175,571
	HomeBanc Mortgage Trust
2,148,180	5.950%, 4/25/2037	1,390,351
	Impac CMB Trust
1,204,568	0.516%, 10/25/2010[b]	898,039
842,060	0.576%, 10/25/2010[b]	632,581
	J.P. Morgan Alternative Loan Trust
4,672,533	5.381%, 3/25/2036	3,042,529
	J.P. Morgan Mortgage Trust
2,456,362	5.733%, 6/25/2036	2,381,922
1,076,744	5.896%, 10/25/2036	974,328
	Merrill Lynch Mortgage Investors, Inc.
2,538,236	2.752%, 6/25/2035	2,260,210
	Residential Accredit Loans, Inc.
1,985,363	4.846%, 9/25/2035	1,350,764
	Thornburg Mortgage Securities Trust
1,426,268	0.366%, 10/25/2010[b]	1,387,025
	Wachovia Mortgage Loan Trust, LLC
2,283,413	5.425%, 5/20/2036	1,750,182
	WaMu Mortgage Pass Through Certificates
4,258,877	1.110%, 10/1/2010[b]	2,504,101
4,009,346	1.190%, 10/1/2010[b]	2,420,450
4,153,740	1.250%, 10/1/2010[b]	2,596,042

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Collateralized Mortgage Obligations (4.2%) - continued
	Washington Mutual Mortgage Pass-Through Certificates
$5,805,972	1.120%, 10/1/2010[b]	$2,736,332
3,886,335	1.290%, 10/1/2010[b]	1,677,023
1,409,345	0.546%, 10/25/2010[b]	1,142,769
	Wells Fargo Mortgage Backed Securities Trust
668,739	4.632%, 3/25/2036	590,990
1,834,218	5.034%, 3/25/2036	1,645,007

	Total Collateralized Mortgage Obligations	54,022,742

Commercial Mortgage-Backed Securities (9.1%)
	Banc of America Large Loan Trust
2,086,900	0.367%, 10/15/2010[a,b]	2,015,553
	Bear Stearns Commercial Mortgage Securities, Inc.
4,000,000	0.407%, 10/15/2010[b,d]	3,652,844
2,000,000	5.855%, 6/11/2040	2,092,702
5,533,868	5.422%, 9/11/2042	5,711,970
4,000,000	5.205%, 2/11/2044	4,116,388
2,000,000	5.331%, 2/11/2044	2,057,934
6,750,000	5.613%, 6/11/2050	7,111,449
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,109,212
	Commercial Mortgage Pass-Through Certificates
4,000,000	0.437%, 10/15/2010[b,d]	3,613,312
1,500,000	5.306%, 12/10/2046	1,559,465
	Credit Suisse First Boston Mortgage Securities Corporation
6,800,000	4.691%, 4/15/2037	6,919,932
	Credit Suisse Mortgage Capital Certificates
4,000,000	5.467%, 9/15/2039	4,209,596
	Government National Mortgage Association
10,976,954	2.164%, 3/16/2033	11,186,767
10,900,419	3.214%, 1/16/2040	11,445,037
6,457,432	2.870%, 3/16/2051	6,748,229
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,135,549
	J.P. Morgan Chase Commercial Mortgage Securities
6,500,000	5.429%, 12/12/2043	6,922,506
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,000,000	5.336%, 5/15/2047	3,120,021
	LB-UBS Commercial Mortgage Trust
1,535,345	4.567%, 6/15/2029	1,548,733
103,238	4.187%, 8/15/2029	103,309
8,294,458	5.303%, 2/15/2040	8,617,610
	Morgan Stanley Capital I, Inc.
7,000,000	4.970%, 4/14/2040	7,363,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Commercial Mortgage-Backed Securities (9.1%) - continued
	Wachovia Bank Commercial Mortgage Trust
$1,593,223	3.894%, 11/15/2035	$1,594,439
2,500,000	5.765%, 7/15/2045	2,733,750
2,800,000	5.308%, 11/15/2048	3,015,373
	WaMu Commercial Mortgage Securities Trust
1,172,954	3.830%, 1/25/2035[a]	1,183,495

	Total Commercial Mortgage- Backed Securities	114,888,783

Communications Services (4.4%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,942,896
	British Telecom plc
2,000,000	9.375%, 12/15/2010	2,031,584
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,258,887
	Crown Castle Towers, LLC
3,250,000	4.523%, 1/15/2015[a]	3,434,116
2,500,000	3.214%, 8/15/2015[a]	2,529,057
1,650,000	4.174%, 8/15/2017[a]	1,683,393
	DirecTV Holdings, LLC
4,500,000	3.125%, 2/15/2016	4,543,808
	Discovery Communications, LLC
2,500,000	3.700%, 6/1/2015	2,649,092
	NBC Universal, Inc.
6,000,000	2.100%, 4/1/2014[a,g]	6,027,870
	Qwest Corporation
5,000,000	8.875%, 3/15/2012	5,487,500
	Rogers Communications, Inc.
2,620,000	7.875%, 5/1/2012	2,893,104
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[a]	4,784,994
	Telecom Italia Capital SA
1,400,000	6.200%, 7/18/2011	1,450,471
	Telefonica SA
4,000,000	4.949%, 1/15/2015	4,376,728
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[a]	1,012,500
	Time Warner Cable, Inc.
2,400,000	5.400%, 7/2/2012	2,571,276
3,350,000	7.500%, 4/1/2014	3,948,444

	Total Communications Services	55,625,720

Consumer Cyclical (0.8%)
	American Honda Finance Corporation
4,500,000	2.500%, 9/21/2015[a]	4,536,315
	Ford Motor Credit Company, LLC
2,750,000	7.000%, 4/15/2015	2,938,595
	Nissan Motor Acceptance Corporation
2,000,000	4.500%, 1/30/2015[a]	2,126,706

	Total Consumer Cyclical	9,601,616

Consumer Non-Cyclical (3.4%)
	Altria Group, Inc.
6,000,000	8.500%, 11/10/2013	7,184,682
	Amgen, Inc., Convertible
4,500,000	0.125%, 2/1/2011	4,483,125

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Consumer Non-Cyclical (3.4%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$4,000,000	3.000%, 10/15/2012	$4,153,136
3,500,000	5.375%, 11/15/2014[a,f]	3,928,568
	Cargill, Inc.
2,000,000	5.200%, 1/22/2013[a]	2,167,676
	Dr. Pepper Snapple Group, Inc.
2,000,000	2.350%, 12/21/2012	2,052,162
	Kraft Foods, Inc.
2,500,000	4.125%, 2/9/2016	2,704,250
	Kroger Company
2,000,000	5.000%, 4/15/2013	2,178,772
	Life Technologies Corporation
3,250,000	3.375%, 3/1/2013	3,343,698
1,250,000	4.400%, 3/1/2015	1,333,392
	Teva Pharmaceutical Finance Company
4,500,000	3.000%, 6/15/2015	4,707,396
	Wm. Wrigley, Jr. Company
4,500,000	1.664%, 12/28/2010[a,b]	4,501,922

	Total Consumer Non-Cyclical	42,738,779

Energy (2.5%)
	Anadarko Petroleum Corporation
1,500,000	6.375%, 9/15/2017	1,652,933
	BP Capital Markets plc
3,000,000	3.125%, 10/1/2015	3,015,759
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014	2,201,738
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,193,550
	Marathon Oil Canada Corporation
1,350,000	8.375%, 5/1/2012	1,486,457
	Nabors Industries, Inc., Convertible
4,000,000	0.940%, 5/15/2011	3,965,000
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	842,937
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
3,300,000	4.500%, 9/30/2012[a]	3,469,224
1,115,250	5.832%, 9/30/2016[a]	1,218,165
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,549,677
	Statoil ASA
3,214,000	5.125%, 4/30/2014[a]	3,613,008
	Valero Energy Corporation
2,000,000	4.500%, 2/1/2015	2,137,738
650,000	6.125%, 2/1/2020	708,438
	Williams Partners, LP
3,000,000	3.800%, 2/15/2015	3,156,696
	Woodside Finance, Ltd.
1,000,000	8.125%, 3/1/2014[a]	1,176,163

	Total Energy	32,387,483

Financials (29.1%)
	Abbey National Treasury Services plc
3,000,000	3.875%, 11/10/2014[a]	3,070,503
	Achmea Hypotheekbank NV
10,000,000	3.200%, 11/3/2014[a]	10,630,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Financials (29.1%) - continued
	Allstate Corporation
$1,300,000	6.200%, 5/16/2014	$1,517,252
	AMB Property, LP
2,000,000	6.125%, 12/1/2016	2,219,892
	American Express Company
4,500,000	2.750%, 9/15/2015	4,528,220
	ANZ National International, Ltd.
4,000,000	2.375%, 12/21/2012[a]	4,056,412
	Avalon Bay Communities, Inc.
2,000,000	5.700%, 3/15/2017	2,250,454
	Bank of America Corporation
3,250,000	4.500%, 4/1/2015[f]	3,410,049
2,500,000	3.700%, 9/1/2015[f]	2,525,725
3,000,000	6.500%, 8/1/2016	3,373,200
	Bank of Nova Scotia
9,500,000	1.450%, 7/26/2013[a]	9,602,733
	Bank of Tokyo - Mitsubishi UFJ, Ltd.
4,500,000	2.600%, 1/22/2013[a]	4,638,348
	Barclays Bank plc
1,800,000	2.500%, 1/23/2013	1,839,092
6,000,000	2.500%, 9/21/2015[a]	6,031,242
	Barclays Bank plc, Convertible
4,500,000	1.000%, 6/25/2017[h]	4,827,150
	BB&T Corporation
3,350,000	5.700%, 4/30/2014	3,762,727
	Bear Stearns Companies, Inc.
2,500,000	6.400%, 10/2/2017	2,911,922
	Berkshire Hathaway Finance Corporation
3,250,000	0.652%, 10/13/2010[b]	3,251,414
4,500,000	5.000%, 8/15/2013	4,978,818
	BlackRock, Inc.
2,000,000	3.500%, 12/10/2014	2,122,252
	Canadian Imperial Bank of Commerce
6,500,000	2.000%, 2/4/2013[a]	6,665,412
	Capital One Bank USA NA
1,000,000	8.800%, 7/15/2019	1,278,064
	CDP Financial, Inc.
6,000,000	3.000%, 11/25/2014[a]	6,230,562
	CIE Financement Foncier
7,500,000	2.125%, 4/22/2013[a]	7,635,953
	Citigroup, Inc.
4,600,000	2.384%, 11/15/2010[b]	4,632,356
3,400,000	5.300%, 10/17/2012	3,623,380
2,000,000	5.500%, 4/11/2013	2,145,686
	CME Group Index Services, LLC
3,000,000	4.400%, 3/15/2018[a]	3,187,221
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,257,025
	Commonwealth Bank of Australia
3,000,000	2.750%, 10/15/2012[a]	3,088,965
6,700,000	2.500%, 12/10/2012[a]	6,963,846
	Corestates Capital Trust I
700,000	8.000%, 12/15/2026[a]	720,565
	Credit Suisse Securities USA, LLC, Convertible
5,500,000	1.000%, 4/28/2017[h]	5,363,600
	Dexia Credit Local SA
9,500,000	2.750%, 4/29/2014[a]	9,764,527

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Financials (29.1%) - continued
	Duke Realty, LP
$2,000,000	7.375%, 2/15/2015	$2,280,266
	Fifth Third Bank
4,165,000	0.479%, 11/17/2010[b]	3,986,884
	GATX Corporation
2,000,000	4.750%, 10/1/2012	2,102,318
2,000,000	4.750%, 5/15/2015	2,138,394
	General Electric Capital Corporation
5,000,000	0.552%, 12/15/2010[b,f]	4,792,290
4,500,000	1.875%, 9/16/2013	4,513,536
	Goldman Sachs Group, Inc.
4,000,000	3.700%, 8/1/2015	4,092,444
	Goldman Sachs Group, Inc., Convertible
5,000,000	1.000%, 1/31/2015[h]	4,601,440
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	802,925
	HSBC Bank plc
4,500,000	1.625%, 8/12/2013[a]	4,517,478
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015[a]	1,177,000
	Irish Life & Permanent plc
9,500,000	3.600%, 1/14/2013[a]	8,975,391
	J.P. Morgan Chase & Company
4,000,000	1.039%, 12/30/2010[b]	4,011,764
	KeyCorp
3,000,000	3.750%, 8/13/2015	3,060,909
	Lehman Brothers Holdings E- Capital Trust I
3,500,000	1.132%, 10/1/2010[f,i]	350
	Lincoln National Corporation
1,200,000	5.650%, 8/27/2012	1,283,471
1,350,000	4.750%, 2/15/2014	1,431,884
650,000	8.750%, 7/1/2019	836,135
	Lloyds TSB Bank plc
5,500,000	4.375%, 1/12/2015[a]	5,632,654
500,000	6.500%, 9/14/2020[a]	504,818
	Manulife Financial Corporation
4,000,000	3.400%, 9/17/2015	4,038,136
	MassMutual Global Funding II
2,000,000	3.625%, 7/16/2012[a]	2,086,298
	Merrill Lynch & Company, Inc.
2,000,000	6.150%, 4/25/2013	2,185,462
	MetLife, Inc.
3,500,000	1.674%, 11/8/2010[b]	3,525,753
	Metropolitan Life Global Funding
2,680,000	5.125%, 4/10/2013[a]	2,916,899
	Morgan Stanley
3,000,000	4.750%, 4/1/2014	3,133,104
2,000,000	4.200%, 11/20/2014	2,073,442
	National Australia Bank, Ltd.
5,500,000	2.500%, 1/8/2013[a]	5,625,565
	Nationwide Building Society
4,000,000	4.650%, 2/25/2015[a]	4,234,432
	New York Life Global Funding
3,000,000	2.250%, 12/14/2012[a]	3,075,711
3,000,000	3.000%, 5/4/2015[a]	3,128,886
	Nordea Bank AB
6,000,000	2.500%, 11/13/2012[a]	6,140,958
	PNC Funding Corporation
3,000,000	3.000%, 5/19/2014	3,103,527

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Financials (29.1%) - continued
	ProLogis
$2,000,000	6.250%, 3/15/2017	$1,964,390
	Prudential Financial, Inc.
1,675,000	3.625%, 9/17/2012	1,740,677
2,000,000	4.750%, 9/17/2015	2,162,936
	Qatari Diar Finance QSC
3,000,000	3.500%, 7/21/2015[a]	3,062,523
	Rabobank Nederland NV
4,600,000	4.200%, 5/13/2014[a]	4,900,978
	Regions Financial Corporation
2,000,000	5.750%, 6/15/2015	2,034,520
	Reinsurance Group of America, Inc.
2,500,000	6.450%, 11/15/2019	2,770,967
	Royal Bank of Canada
6,500,000	3.125%, 4/14/2015[a]	6,873,510
	Royal Bank of Scotland Group plc
10,000,000	2.625%, 5/11/2012[a]	10,271,100
	Royal Bank of Scotland plc
4,000,000	4.875%, 8/25/2014[a]	4,243,480
	Santander US Debt SA Unipersonal
4,000,000	2.991%, 10/7/2013[a,g]	3,992,800
	SLM Corporation
1,500,000	8.000%, 3/25/2020	1,488,492
	Societe Generale
4,000,000	2.200%, 9/14/2013[a]	4,019,528
	Stadshypotek AB
6,000,000	0.839%, 12/30/2010[a,b]	5,996,760
	Standard Chartered plc
2,000,000	3.850%, 4/27/2015[a]	2,086,080
	State Street Capital Trust III
2,000,000	8.250%, 3/15/2011	2,051,080
	Svenske Exportkredit AB
5,000,000	3.250%, 9/16/2014	5,330,545
	Swedbank AB
5,000,000	2.800%, 2/10/2012[a]	5,147,765
	TD Ameritrade Holding Corporation
4,000,000	2.950%, 12/1/2012	4,110,908
	Toronto-Dominion Bank
3,000,000	2.200%, 7/29/2015[a]	3,040,233
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,167,072
	U.S. Central Federal Credit Union
6,500,000	1.900%, 10/19/2012	6,667,304
	UnitedHealth Group, Inc.
2,000,000	5.500%, 11/15/2012	2,167,872
	Vestjysk Bank A/S
9,500,000	0.842%, 12/17/2010[a,b]	9,586,194
	Wachovia Corporation
4,000,000	5.250%, 8/1/2014	4,347,880
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
3,350,000	5.750%, 9/2/2015[a]	3,740,392
	Westpac Banking Corporation
5,000,000	2.250%, 11/19/2012	5,096,540
	Westpac Securities New Zealand, Ltd.
4,600,000	3.450%, 7/28/2014[a]	4,885,991

	Total Financials	370,063,928

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Foreign Government (3.4%)
	Corporacion Andina de Fomento
$5,000,000	5.750%, 1/12/2017	$5,452,555
	Japan Finance Corporation
6,000,000	1.875%, 9/24/2015	6,052,674
	Kommunalbanken AS
7,500,000	2.750%, 5/5/2015[a]	7,884,060
	Korea Development Bank/ Republic of Korea
4,000,000	4.375%, 8/10/2015	4,243,116
	Kreditanstalt fuer Wiederaufbau
10,000,000	1.250%, 6/15/2012	10,132,490
	Nova Scotia Government Notes
4,000,000	2.375%, 7/21/2015	4,116,864
	Poland Government International Bond
1,350,000	3.875%, 7/16/2015	1,404,213
	Qatar Government International Bond
4,000,000	4.000%, 1/20/2015[a]	4,220,000

	Total Foreign Government	43,505,972

Mortgage-Backed Securities (2.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,500,000	4.000%, 10/1/2025[g]	5,740,625
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,071,655	6.500%, 9/1/2037	5,530,619
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,650,828	5.939%, 9/1/2037	6,071,391
3,767,145	5.750%, 10/1/2037	4,050,506
7,000,000	6.000%, 10/1/2040[g]	7,518,434

	Total Mortgage-Backed Securities	28,911,575

Technology (0.4%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,175,536
	Symantec Corporation
1,000,000	2.750%, 9/15/2015	1,009,692
	Xerox Corporation
2,000,000	8.250%, 5/15/2014	2,397,940

	Total Technology	5,583,168

Transportation (2.0%)
	American Airlines Pass Through Trust
1,126,452	6.978%, 10/1/2012	1,133,436
	Continental Airlines, Inc.
2,650,000	6.750%, 9/15/2015[a]	2,686,438
4,000,000	7.250%, 11/10/2019	4,360,000
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,925,855
	Delta Air Lines, Inc.
2,500,000	7.920%, 11/18/2010[f]	2,506,070
1,967,220	7.750%, 12/17/2019	2,183,614
	Erac USA Finance Company
4,500,000	2.750%, 7/1/2013[a]	4,597,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Transportation (2.0%) - continued
	Northwest Airlines, Inc.
$2,400,000	6.841%, 4/1/2011	$2,454,000
	United Air Lines, Inc.
1,949,048	10.400%, 11/1/2016	2,173,188

	Total Transportation	25,019,810

U.S. Government and Agencies (15.4%)
	FDIC Structured Sale Guaranteed Notes
8,000,000	Zero Coupon, 1/7/2013[a]	7,841,360
	Federal Farm Credit Bank
10,000,000	1.375%, 6/25/2013	10,176,470
	Federal Home Loan Banks
10,000,000	0.291%, 11/10/2010[b]	9,990,800
4,500,000	0.875%, 8/22/2012	4,528,602
	Federal National Mortgage Association
5,500,000	2.000%, 4/15/2013	5,538,753
	U.S. Treasury Notes
13,000,000	1.125%, 6/15/2013	13,184,860
5,000,000	1.000%, 7/15/2013	5,054,700
16,500,000	1.500%, 12/31/2013	16,911,213
9,500,000	1.750%, 1/31/2014	9,810,232
20,300,000	1.875%, 4/30/2014	21,050,146
18,000,000	2.375%, 9/30/2014	18,998,442
12,500,000	2.375%, 2/28/2015	13,185,500
18,500,000	1.875%, 6/30/2015	19,063,676
4,500,000	1.750%, 7/31/2015	4,608,270
	U.S. Treasury Notes, TIPS
10,957,026	2.500%, 7/15/2016	12,408,833
10,312,403	1.875%, 7/15/2019	11,430,659
11,089,650	1.375%, 1/15/2020	11,785,348

	Total U.S. Government and Agencies	195,567,864

U.S. Municipals (0.1%)
	Houston, Texas Combined Utility System Revenue Refunding Bonds
1,350,000	5.000%, 5/15/2011	1,385,330

	Total U.S. Municipals	1,385,330

Utilities (1.4%)
	Abu Dhabi National Energy Company
4,000,000	4.750%, 9/15/2014[a]	4,139,824
	CMS Energy Corporation
2,000,000	4.250%, 9/30/2015	2,017,256
	Commonwealth Edison Company
3,300,000	6.150%, 3/15/2012	3,539,920
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,966,903
	Oncor Electric Delivery Company
2,700,000	5.950%, 9/1/2013	3,024,899
	Power Receivables Finance, LLC
180,453	6.290%, 1/1/2012[d]	180,456

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Utilities (1.4%) - continued
	Virginia Electric & Power Company
$1,360,000	5.100%, 11/30/2012	$1,479,543

	Total Utilities	17,348,801

	Total Long-Term Fixed Income (cost $1,225,433,861)	1,234,547,113

Shares	Mutual Funds (1.6%)	Value
Fixed Income Mutual Funds (1.6%)
4,208,125	Thrivent High Yield Fund	20,030,676

	Total Fixed Income Mutual Funds	20,030,676

	Total Mutual Funds (cost $15,500,000)	20,030,676

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
18,750	Citigroup, Inc., Convertible, 7.500%	2,222,062
148,505	Federal National Mortgage Association, 8.250%[j]	64,600
66,000	HSBC Holdings plc, 8.000%	1,780,680

	Total Financials	4,067,342

	Total Preferred Stock (cost $6,754,280)	4,067,342

Contracts	Options Purchased (<0.1%)	Value
	10-Yr. U.S. Treasury Bond Futures Put Option
200	$120.00, expires 11/27/2010	$15,626
200	$121.50, expires 11/27/2010	34,376

	Total Options Purchased (cost $210,575)	50,002

Shares	Collateral Held for Securities Loaned (0.6%)	Value
7,991,125	Thrivent Financial Securities Lending Trust	7,991,125

	Total Collateral Held for Securities Loaned (cost $7,991,125)	7,991,125

Principal Amount	Short-Term Investments (2.3%)[k]	Value
	Charta, LLC
7,235,000	0.180%, 10/1/2010	7,235,000
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.150%, 10/13/2010	9,999,518
5,000,000	0.150%, 10/15/2010	4,999,708
400,000	0.185%, 10/18/2010[l]	399,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (2.3%)[k]	Value
	Federal National Mortgage Association Discount Notes
$1,800,000	0.200%, 10/18/2010[l]	$1,799,832
5,000,000	0.150%, 10/26/2010	4,999,479

	Total Short-Term Investments (at amortized cost)	29,433,502

	Total Investments (cost $1,285,323,343) 102.0%	$1,296,119,760

	Other Assets and Liabilities, Net (2.0%)	(26,032,537)

	Total Net Assets 100.0%	$1,270,087,223

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $316,229,520 or 24.9% of total net assets.

b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	All or a portion of the security is insured or guaranteed.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$4,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	4,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust	1/18/2007	6,294,847
Mortgage Equity Conversion Asset Trust	2/14/2007	6,211,884
Power Receivables Finance, LLC	9/30/2003	180,400
Wachovia Asset Securitization, Inc.	3/16/2007	1,910,881

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
i	In bankruptcy. Interest is not being accrued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	At September 30, 2010, $2,199,797 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$50,454,135
Gross unrealized depreciation	(39,657,718)

Net unrealized appreciation (depreciation)	$10,796,417

Cost for federal income tax purposes	$1,285,323,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	199,541,135	–	186,221,123	13,320,012
Basic Materials	18,734,444	–	18,734,444	–
Capital Goods	19,619,963	–	19,619,963	–
Collateralized Mortgage Obligations	54,022,742	–	54,022,742	–
Commercial Mortgage-Backed Securities	114,888,783	–	114,888,783	–
Communications Services	55,625,720	–	55,625,720	–
Consumer Cyclical	9,601,616	–	9,601,616	–
Consumer Non-Cyclical	42,738,779	–	42,738,779	–
Energy	32,387,483	–	32,387,483	–
Financials	370,063,928	–	359,873,178	10,190,750
Foreign Government	43,505,972	–	43,505,972	–
Mortgage-Backed Securities	28,911,575	10,121,897	18,789,678	–
Technology	5,583,168	–	5,583,168	–
Transportation	25,019,810	–	12,715,572	12,304,238
U.S. Government and Agencies	195,567,864	–	195,567,864	–
U.S. Municipals	1,385,330	–	1,385,330	–
Utilities	17,348,801	–	17,348,801	–
Mutual Funds
Fixed Income Mutual Funds	20,030,676	20,030,676	–	–
Preferred Stock
Financials	4,067,342	4,067,342	–	–
Options Purchased	50,002	50,002	–	–
Collateral Held for Securities Loaned	7,991,125	7,991,125	–	–
Short-Term Investments	29,433,502	–	29,433,502	–

Total	$1,296,119,760	$42,261,042	$1,218,043,718	$35,815,000

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,495	5,495	–	–

Total Asset Derivatives	$5,495	$5,495	$–	$–

Liability Derivatives
Futures Contracts	1,754,103	1,754,103	–	–
Credit Default Swaps	125,379	–	125,379	–

Total Liability Derivatives	$1,879,482	$1,754,103	$125,379	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	20,538,327	–	–	955,557	(8,173,872)	–	–	13,320,012
Commercial Mortgage- Backed Securities	6,695,000	–	367,656	(195,000)	(6,867,656)	–	–	–
Financials	–	–	–	190,750	10,000,000	–	–	10,190,750
Transportation	14,177,257	(12,882)	193,590	661,655	(2,715,382)	–	–	12,304,238

Total	$41,410,584	($12,882)	$561,246	$1,612,962	($7,756,910)	$–	$–	$35,815,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	December 2010	($12,052,567)	($12,071,641)	($19,074)
5-Yr. U.S. Treasury Bond Futures	(1,865)	December 2010	(224,231,430)	(225,417,308)	(1,185,878)
10-Yr. U.S. Treasury Bond Futures	(425)	December 2010	(53,020,773)	(53,569,924)	(549,151)
20-Yr. U.S. Treasury Bond Futures	5	December 2010	663,099	668,594	5,495
Total Futures Contracts					($1,748,608)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 14, 5 Year, at 1.00%; Bank of America	Buy	12/20/2015	$23,500,000	($61,424)	$12,804	($48,620)
CDX IG, Series 14, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	35,250,000	(95,964)	19,205	(76,759)
Total Credit Default Swaps					$32,009	($125,379)

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
High Yield Fund	$19,273,214	$–	$–	4,208,125	$20,030,676	$1,220,905
Thrivent Financial Securities Lending Trust	813,270	217,082,546	209,904,691	7,991,125	7,991,125	10,402
Total Value and Income Earned	20,086,484				28,021,801	1,231,307

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (104.1%)	Value
Asset-Backed Securities (9.5%)
	Carrington Mortgage Loan Trust
$200,000	0.406%, 10/25/2010[a]	$97,655
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	107,068
	Credit Based Asset Servicing and Securitization, LLC
139,725	5.501%, 12/25/2036	99,578
	First Horizon ABS Trust
592,959	0.386%, 10/25/2010[a,b]	422,432
1,027,367	0.416%, 10/25/2010[a,b]	533,931
	GMAC Mortgage Corporation Loan Trust
1,209,273	0.436%, 10/25/2010[a,b]	611,418
	Goldman Sachs Alternative Mortgage Products Trust
470,897	0.336%, 10/25/2010[a]	435,897
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	90,888
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	151,827
200,000	5.285%, 1/25/2037	158,673
	Wachovia Asset Securitization, Inc.
764,352	0.396%, 10/25/2010[a,b,c]	507,530

	Total Asset-Backed Securities	3,216,897

Collateralized Mortgage Obligations (16.0%)
	Banc of America Mortgage Securities, Inc.
504,017	3.179%, 9/25/2035	429,157
	Citimortgage Alternative Loan Trust
254,817	5.750%, 4/25/2037	201,678
	Countrywide Alternative Loan Trust
201,675	5.500%, 10/25/2035	188,614
204,879	5.500%, 2/25/2036	165,576
181,949	6.000%, 1/25/2037	127,172
	Credit Suisse First Boston Mortgage Securities Corporation
30,128	0.996%, 10/25/2010[a]	27,513
	GSAA Home Equity Trust
102,114	4.316%, 11/25/2034	99,635
	GSR Mortgage Loan Trust
86,101	0.446%, 10/25/2010[a]	71,841
	Impac CMB Trust
401,523	0.516%, 10/25/2010[a]	299,346
70,252	0.576%, 10/25/2010[a]	52,776
	J.P. Morgan Alternative Loan Trust
81,128	0.326%, 10/25/2010[a]	79,788
	J.P. Morgan Mortgage Trust
201,895	6.500%, 1/25/2035	201,592
146,241	5.896%, 10/25/2036	132,330
	MASTR Alternative Loans Trust
266,005	6.500%, 5/25/2034	274,371

Principal Amount	Long-Term Fixed Income (104.1%)	Value
Collateralized Mortgage Obligations (16.0%) - continued
	Merrill Lynch Mortgage Investors, Inc.
$726,859	2.752%, 6/25/2035	$647,242
	MLCC Mortgage Investors, Inc.
209,330	0.586%, 10/25/2010[a]	194,352
	Residential Accredit Loans, Inc.
197,096	5.500%, 12/25/2034	194,254
223,353	4.846%, 9/25/2035	151,961
	WaMu Mortgage Pass Through Certificates
218,008	5.988%, 10/25/2036	200,876
133,658	5.759%, 8/25/2046	111,282
	Wells Fargo Mortgage Backed Securities
172,001	4.645%, 8/25/2034	172,706
	Wells Fargo Mortgage Backed Securities Trust
111,463	5.000%, 3/25/2021	110,325
481,492	4.632%, 3/25/2036	425,513
206,607	3.808%, 4/25/2036	196,218
296,915	5.500%, 4/25/2036	275,288
423,822	6.000%, 7/25/2037	383,111

	Total Collateralized Mortgage Obligations	5,414,517

Commercial Mortgage-Backed Securities (11.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
60,000	5.855%, 6/11/2040	62,781
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
295,000	5.617%, 10/15/2048	321,073
	Commercial Mortgage Pass- Through Certificates
250,000	5.306%, 12/10/2046	259,911
	Government National Mortgage Association
299,371	2.164%, 3/16/2033	305,094
	Greenwich Capital Commercial Funding Corporation
225,000	5.867%, 12/10/2049	204,937
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	319,076
452,552	4.553%, 7/15/2030	453,602
296,690	5.303%, 2/15/2040	308,249
	Morgan Stanley Capital I, Inc.
250,000	4.970%, 4/14/2040	262,986
	Wachovia Bank Commercial Mortgage Trust
1,250,000	0.377%, 10/15/2010[a,c]	1,033,160
320,000	5.308%, 11/15/2048	344,614

	Total Commercial Mortgage- Backed Securities	3,875,483

Mortgage-Backed Securities (63.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,000,000	4.000%, 10/1/2025[d]	2,087,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (104.1%)	Value
Mortgage-Backed Securities (63.7%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$2,000,000	5.000%, 10/1/2040[d]	$2,100,624
4,700,000	6.000%, 10/1/2040[d]	5,038,546
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
1,056,884	6.000%, 8/1/2024	1,156,734
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,800,000	4.500%, 10/1/2040[d,e]	3,956,750
4,500,000	5.500%, 10/1/2040[d]	4,783,360
2,300,000	6.500%, 10/1/2040[d]	2,507,718

	Total Mortgage-Backed Securities	21,631,232

U.S. Government and Agencies (3.5%)
	U.S. Treasury Notes
100,000	4.875%, 4/30/2011[f]	102,695
	U.S. Treasury Notes, TIPS
350,840	2.500%, 7/15/2016	397,327
306,309	1.875%, 7/15/2019	339,525
327,649	1.375%, 1/15/2020	348,203

	Total U.S. Government and Agencies	1,187,750

	Total Long-Term Fixed Income (cost $36,539,893)	35,325,879

Principal Amount	Short-Term Investments (53.0%)[g]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.150%, 10/13/2010	9,999,518
8,000,000	0.150%, 10/15/2010	7,999,533

	Total Short-Term Investments (at amortized cost)	17,999,051

	Total Investments (cost $54,538,944) 157.1%	$53,324,930

	Other Assets and Liabilities, Net (57.1%)	(19,381,492)

	Total Net Assets 100.0%	$33,943,438

a	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
b	All or a portion of the security is insured or guaranteed.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$764,352
Wachovia Bank Commercial Mortgage Trust	2/28/2007	1,250,115

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	At September 30, 2010, $102,695 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$964,343
Gross unrealized depreciation	(2,178,357)

Net unrealized appreciation (depreciation)	$(1,214,014)

Cost for federal income tax purposes	$54,538,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Mortgage Securities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,216,897	–	2,709,367	507,530
Collateralized Mortgage Obligations	5,414,517	–	5,414,517	–
Commercial Mortgage-Backed Securities	3,875,483	–	3,875,483	–
Mortgage-Backed Securities	21,631,232	–	21,631,232	–
U.S. Government and Agencies	1,187,750	–	1,187,750	–
Short-Term Investments	17,999,051	–	17,999,051	–

Total	$53,324,930	$–	$52,817,400	$507,530

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,862	6,862	–	–
Call Options Written	2,875	–	–	2,875

Total Asset Derivatives	$9,737	$6,862	$–	$2,875

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Mortgage Securities Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	419,301	–	–	176,566	(88,337)	–	–	507,530

Total	$419,301	$–	$–	$176,566	($88,337)	$–	$–	$507,530

Other Financial Instruments
Asset Derivatives
Call Options Written	–	–	–	2,875	–	–	–	2,875

Total	$–	$–	$–	$2,875	$–	$–	$–	$2,875

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	December 2010	$623,372	$630,234	$6,862
Total Futures Contracts					$6,862

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNCL Mortgage Backed Call Option	1	$104.72	October 2010	($625)	$2,875
Total Call Options Written				($625)	$2,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Money Market Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Asset Backed Commercial Paper (20.7%)[a]	Value
	Bryant Park Funding, LLC
2,000,000	0.240%, 10/6/2010[b]	1,999,933
	Falcon Asset Securitization Corporation, LLC
3,265,000	0.200%, 10/1/2010[b]	3,265,000
2,130,000	0.500%, 10/18/2010[b]	2,129,497
900,000	0.300%, 12/10/2010[b]	899,475
	Golden Funding Corporation
1,900,000	0.290%, 10/25/2010[b]	1,899,633
	Jupiter Securitization Corporation
5,000,000	0.230%, 10/6/2010[b]	4,999,840
	Liberty Street Funding, LLC
2,000,000	0.280%, 12/15/2010[b]	1,998,834
	Nieuw Amsterdam Receivables Corporation
2,000,000	0.500%, 10/5/2010[b]	1,999,889
2,000,000	0.510%, 10/8/2010[b]	1,999,802
1,000,000	0.420%, 10/18/2010[b]	999,802
1,073,000	0.310%, 10/21/2010[b]	1,072,815
1,000,000	0.280%, 11/16/2010[b]	999,642
1,985,000	0.320%, 1/13/2011[b]	1,983,165
	Old Line Funding, LLC
6,000,000	0.230%, 10/4/2010[b]	5,999,885
	Straight-A Funding, LLC
1,000,000	0.240%, 10/20/2010	999,874
2,000,000	0.280%, 11/8/2010	1,999,409
1,000,000	0.250%, 12/6/2010	999,542
2,000,000	0.260%, 12/20/2010	1,998,844
800,000	0.260%, 12/21/2010	799,532

	Total Asset Backed Commercial Paper	39,044,413

Principal Amount	Financial Company Commercial Paper (22.6%)[a]	Value
	Bank of America NA
6,360,000	0.470%, 12/23/2010[b,c]	6,363,846
	BNP Paribas Finance, Inc.
950,000	0.300%, 12/2/2010[b]	949,509
	General Electric Capital Corporation
2,100,000	0.490%, 10/19/2010	2,099,485
1,000,000	0.716%, 10/21/2010	1,002,361
2,900,000	0.603%, 12/1/2010	2,922,818
5,850,000	0.373%, 12/13/2010[b,c]	5,853,865
	J.P. Morgan Chase & Company
6,380,000	0.663%, 4/1/2011[b]	6,380,000
	New York Life Global Funding
1,080,000	0.259%, 10/1/2010[c,d]	1,079,894
1,950,000	0.417%, 12/16/2010[c,d]	1,951,908
	Rabobank Nederland NV
1,360,000	0.635%, 11/5/2010[c,d]	1,362,093
	Royal Bank of Canada
1,900,000	0.430%, 10/1/2010[c]	1,900,000
2,000,000	0.690%, 12/23/2010[c]	2,005,932
	Societe Generale North America, Inc.
4,000,000	0.225%, 10/4/2010[b]	3,999,925
	Svenska Handlesbanken AB
1,000,000	0.448%, 11/9/2010[c,d]	1,000,006
	US Bank NA
2,000,000	0.530%, 11/30/2010	1,998,233

Principal Amount	Financial Company Commercial Paper (22.6%)[a]	Value
	Variable Funding Capital Company, LLC
2,000,000	0.270%, 11/16/2010[b]	1,999,310

	Total Financial Company Commercial Paper	42,869,185

Principal Amount	Government Agency Debt (24.3%)[a]	Value
	Federal Home Loan Banks
1,960,000	0.270%, 10/1/2010[c]	1,960,000
2,000,000	0.280%, 10/1/2010[c]	1,999,703
2,000,000	0.433%, 10/27/2010[c]	2,000,000
1,000,000	0.421%, 10/29/2010[c]	999,992
1,000,000	0.450%, 10/7/2011	1,000,000
	Federal Home Loan Mortgage Corporation
2,000,000	0.190%, 10/1/2010[c]	1,993,859
6,994,000	0.506%, 10/16/2010[c]	6,994,918
3,840,000	0.217%, 10/19/2010[c]	3,838,091
2,100,000	0.208%, 10/21/2010[c]	2,098,698
4,800,000	0.362%, 12/9/2010[c]	4,802,502
	Federal National Mortgage Association
2,000,000	0.380%, 10/1/2010[c]	2,000,782
2,000,000	0.287%, 10/17/2010[c]	2,000,000
2,200,000	0.217%, 10/19/2010[c]	2,199,136
	Financing Corporation
5,050,000	0.347%, 3/7/2011	5,042,307
	Overseas Private Investment Corporation
2,327,586	0.240%, 10/6/2010[b,c]	2,327,586
	U.S. Central Federal Credit Union
4,750,000	0.525%, 10/19/2010[b,c]	4,750,000

	Total Government Agency Debt	46,007,574

Shares	Investment Company (4.3%)	Value
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.100%, 10/1/2010	15,000
	Barclays Prime Money Market Fund
8,053,000	0.260%, 10/1/2010	8,053,000
	DWS Money Market Series
150,000	0.210%, 10/1/2010	150,000

	Total Investment Company	8,218,000

Principal Amount	Other Commercial Paper (13.4%)[a]	Value
	ENI Coordination Center SA
3,500,000	0.210%, 10/1/2010[b]	3,500,000
	Georgia Transmission Corporation
651,000	0.370%, 11/22/2010	650,652
760,000	0.370%, 11/29/2010	759,539
	Louis Dreyfus Corporation
7,000,000	0.220%, 10/1/2010[b]	7,000,000
	MLTC Funding, Inc.
950,000	0.500%, 10/4/2010[b]	949,960
	Novartis Finance Corporation
4,000,000	0.200%, 10/1/2010[b]	4,000,000
970,000	0.340%, 2/9/2011[b]	968,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Money Market Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Other Commercial Paper (13.4%)[a]	Value
	Novartis Securities Investment, Ltd.
950,000	0.270%, 12/6/2010[b]	949,530
	Private Export Funding Corporation
1,950,000	0.300%, 2/18/2011	1,947,725
	River Fuel Company No. 3, Inc.
1,990,000	0.450%, 10/29/2010[b]	1,989,303
	Toyota Credit Canada, Inc.
2,000,000	0.300%, 12/15/2010	1,998,750
	Toyota Motor Credit Corporation
700,000	0.300%, 12/8/2010	699,603

	Total Other Commercial Paper	25,413,862

Principal Amount	Other Municipal Debt (8.9%)[a]	Value
	Alaska Housing Finance Corporation
1,970,000	0.350%, 11/4/2010	1,969,349
2,000,000	0.400%, 11/9/2010	1,999,133
3,000,000	0.320%, 12/7/2010	2,998,213
2,015,000	0.320%, 12/8/2010	2,013,782
	Cliffside Park, New Jersey General Obligation Bonds
1,000,000	1.500%, 2/14/2011	1,003,881
	Nebraska Public Power District
1,200,000	0.350%, 10/25/2010	1,199,720
	Texas Public Finance Authority
1,960,000	0.320%, 12/7/2010[b]	1,960,000
1,960,000	0.320%, 12/8/2010[b]	1,960,000
1,960,000	0.320%, 12/9/2010[b]	1,960,000

	Total Other Municipal Debt	17,064,078

Principal Amount	Variable Rate Demand Note (6.1%)[a]	Value
	Denver, Colorado Airport System Revenue Bonds
2,000,000	0.250%, 10/6/2010[b,c]	2,000,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
2,000,000	0.290%, 10/7/2010[b,c]	2,000,000
	Midcities Metropolitan District No. 1, Broomfield, Colorado Revenue Refunding Bonds
1,790,000	0.250%, 10/7/2010[b,c]	1,790,000
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center)
2,200,000	0.340%, 10/1/2010[b,c]	2,200,000
	Oregon Health and Science
	University Revenue Bonds
2,040,000	0.270%, 10/7/2010[b,c]	2,040,000

Principal Amount	Variable Rate Demand Note (6.1%)[a]	Value
	Pitney Road Partners, LLC
1,480,000	0.550%, 10/7/2010[b,c,d]	1,480,000

	Total Variable Rate Demand Note	11,510,000

	Total Investments (at amortized cost) 100.3%	$190,127,112

	Other Assets and Liabilities, Net -0.3%	(601,471)

	Total Net Assets 100.0%	$189,525,641

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $6,873,901 or 3.6% of total net assets.

Cost for federal income tax purposes	$190,127,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Money Market Portfolio

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	39,044,413	–	39,044,413	–
Financial Company Commercial Paper	42,869,185	–	42,869,185	–
Government Agency Debt	46,007,574	–	46,007,574	–
Investment Company	8,218,000	8,218,000	–	–
Other Commercial Paper	25,413,862	–	25,413,862	–
Other Municipal Debt	17,064,078	–	17,064,078	–
Variable Rate Demand Note	11,510,000	–	11,510,000	–

Total	$190,127,112	$8,218,000	$181,909,112	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Notes to Schedule of Investments

As of September 30, 2010

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an

187

Notes to Schedule of Investments

As of September 30, 2010

(unaudited)

unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty does not buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolio’s Schedule of Investments for additional information.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

188

Item 2.

Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3.	Exhibits Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 24, 2010	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 24, 2010	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 24, 2010	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer